UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-07852

Victory Portfolios III
(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, San Antonio, Texas	78256
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

Item 1. Reports to Stockholders.

August 31, 2023
Semi Annual Report
Victory California Bond Fund

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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
13
Notes to Financial Statements 16
Supplemental Information
Proxy Voting and Portfolio Holdings Information
22
Expense Examples
22
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory California Bond Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides California investors with a high level of current interest income that is exempt from federal and
California state income taxes.
Top 10 Industries:
August 31, 2023
(% of Net Assets)
Refer to the Schedule of Portfolio Investments for a complete list of securities.
School District
18.1%
General
16.2%
Medical
13.6%
General Obligation
8.5%
Education
8.2%
Water
7.5%
Transportation
7.4%
Nursing Homes
4.5%
Higher Education
3.7%
Mello- Roos
2.7%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory California Bond Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (98.9%)
California (95.8%):
Abag Finance Authority for Nonprofit Corps. Revenue, 5.50%, 12/1/30, Continuously Callable
@100(a) ......................................................... $ 1,300 $ 1,300
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series
A, 5.00%, 7/1/39, Continuously Callable @100 ............................. 2,000 2,101
Alameda Corridor Transportation Authority Revenue, 0.00%, 10/1/50, Continuously Callable
@100(b) ......................................................... 1,250 626
Alameda County IDA Revenue (LOC - Comerica Bank, N.A.), Series A, 6.35%, 12/1/40,
Callable 12/1/23 @ 100(a) ............................................ 960 960
Albany Unified School District, GO
Series B, 5.00%, 8/1/43, Continuously Callable @100 ......................... 2,000 2,075
Series B, 4.00%, 8/1/46, Continuously Callable @100 ......................... 1,500 1,469
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Pre-refunded  5/1/24
@ 100 ........................................................... 1,500 1,519
Bay Area Toll Authority Revenue, Series A, 4.66% , 4/1/36, (Put Date 4/1/27)(c) .......... 15,000 14,971
Burbank Unified School District, GO
4.30%, 8/1/33, Continuously Callable @100 ............................... 3,085 3,273
4.35%, 8/1/34, Continuously Callable @100 ............................... 3,000 3,178
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously
Callable @100(d) ................................................... 2,000 1,791
California County Tobacco Securitization Agency Revenue
4.00%, 6/1/49, Continuously Callable @100 ............................... 500 444
Series A , 4.00%, 6/1/49, Continuously Callable @100 ......................... 500 453
Series A, 4.00%, 6/1/49, Continuously Callable @100 ......................... 1,000 890
California Educational Facilities Authority Revenue
5.00%, 10/1/43, Continuously Callable @100 ............................... 2,000 2,076
5.00%, 10/1/48, Continuously Callable @100 ............................... 2,000 2,056
Series A, 5.00%, 10/1/37, Continuously Callable @100 ........................ 1,000 996
Series A, 5.00%, 10/1/52, Continuously Callable @100 ........................ 5,500 5,249
California Enterprise Development Authority Revenue
4.00%, 11/1/49, Continuously Callable @100 ............................... 1,900 1,753
4.00%, 11/1/50, Continuously Callable @100 ............................... 680 624
California Health Facilities Financing Authority Revenue
Series A, 4.00%, 3/1/39, Continuously Callable @100 ......................... 7,375 6,994
Series A, 5.00%, 11/15/39, Continuously Callable @100 ....................... 2,100 1,979
Series A, 4.00%, 4/1/45, Continuously Callable @100 ......................... 1,800 1,645
Series A, 5.00%, 8/15/47, Continuously Callable @100 ........................ 2,900 2,833
Series A, 4.00%, 10/1/47, Continuously Callable @100 ........................ 10,000 9,322
Series A, 4.00%, 4/1/49, Continuously Callable @100 ......................... 1,700 1,522
Series A, 4.00%, 8/15/50, Continuously Callable @100 ........................ 2,000 1,904
Series B, 4.00%, 11/15/41, Continuously Callable @100 ....................... 14,000 13,780
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
5.00%, 7/1/39, Continuously Callable @100 ............................... 1,050 1,072
5.00%, 7/1/44, Continuously Callable @100 ............................... 2,300 2,342
California Infrastructure & Economic Development Bank Revenue
4.00%, 7/1/50, Continuously Callable @100 ............................... 4,000 3,600
Series B, 5.00%, 11/1/57, Continuously Callable @100 ........................ 1,300 1,342
Series D, 3.76% (MUNIPSA+35bps), 8/1/47, Callable 9/28/23 @ 100(e) ........... 2,250 2,227
California Municipal Finance Authority Certificate of Participation (INS - Assured Guaranty
Corp.)
Series A, 5.25%, 11/1/36, Continuously Callable @100 ........................ 1,000 1,116
Series A, 5.25%, 11/1/52, Continuously Callable @100 ........................ 500 543
California Municipal Finance Authority Revenue
5.00%, 6/1/43, Continuously Callable @100 ............................... 2,500 2,611
4.00%, 10/1/46, Continuously Callable @100 ............................... 6,500 5,742
4.00%, 10/1/46 , Continuously Callable @100 ............................... 965 824
Series A, 5.00%, 2/1/37, Continuously Callable @100 ......................... 750 768
Series A, 4.00%, 10/1/44, Continuously Callable @100 ........................ 2,000 1,804
Series A, 5.00%, 2/1/47, Continuously Callable @100 ......................... 2,000 2,020
Series A, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 978
Series A, 5.00%, 6/1/50, Continuously Callable @100 ......................... 1,000 1,002
Series A, 4.00%, 11/15/52, Continuously Callable @103 ....................... 750 522

Victory Portfolios III
Victory California Bond Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series A, 4.00%, 11/15/56, Continuously Callable @103 ....................... $ 1,100 $ 752
California Municipal Finance Authority Revenue (NBGA - California Health Insurance
Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100 ............................... 1,900 1,880
4 .13%, 5/15/46, Continuously Callable @100 ............................... 2,100 2,067
Series B, 5.00%, 5/15/47, Continuously Callable @102 ........................ 2,500 2,593
California Pollution Control Financing Authority Revenue
5.00%, 7/1/39, Continuously Callable @100(d) ............................. 6,000 6,128
5.00%, 11/21/45, Continuously Callable @100(d) ............................ 2,000 2,018
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100 .............................. 1,000 994
5.00%, 10/15/47, Continuously Callable @100 .............................. 3,000 2,870
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100(d) ............................. 1,600 1,569
5.00%, 8/1/41, Pre-refunded  8/1/25 @ 100(d) .............................. 150 156
5.00%, 8/1/42, Continuously Callable @100(d) ............................. 1,000 976
5.00%, 8/1/46, Continuously Callable @100(d) ............................. 2,050 1,958
5.00%, 8/1/46, Pre-refunded  8/1/25 @ 100(d) .............................. 200 207
5.00%, 8/1/52, Continuously Callable @100(d) ............................. 1,000 935
Series A, 5.00%, 7/1/47, Continuously Callable @100(d) ...................... 1,370 1,372
Series A, 5.00%, 7/1/54, Continuously Callable @100(d) ...................... 3,150 3,125
California Statewide Communities Development Authority Revenue
5.00%, 5/15/40, Continuously Callable @100 ............................... 2,750 2,771
5.00%, 10/1/46, Continuously Callable @100 ............................... 2,750 2,776
5.00%, 1/1/48, Continuously Callable @100 ............................... 1,995 2,006
5.00%, 7/1/48, Continuously Callable @100 ............................... 4,000 4,202
Series A, 5.00%, 5/15/25 ............................................. 2,180 2,199
Series A, 4.00%, 4/1/45, Continuously Callable @100 ......................... 1,500 1,359
Series A, 5.00%, 5/15/47, Continuously Callable @100 ........................ 2,000 2,008
Series A, 4.00%, 8/15/51, Continuously Callable @100 ........................ 3,000 2,652
Series A, 5.00%, 12/1/53, Continuously Callable @100 ........................ 1,000 1,017
Series A, 5.00%, 12/1/57, Continuously Callable @100 ........................ 2,500 2,539
California Statewide Communities Development Authority Revenue (INS - Assured Guaranty
Corp.), Series A, 5.25%, 8/15/52 , Continuously Callable @100 .................. 1,000 1,070
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program), 4.00%, 11/1/46, Continuously
Callable @100 ..................................................... 4,000 3,898
Centinela Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.),
Series B, 4.00%, 8/1/50, Continuously Callable @100 ......................... 9,500 9,033
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable
@100 ........................................................... 1,000 989
City & County of San Francisco CA Community Facilities District No. 2014-1 Special Tax,
Series A, 5.00%, 9/1/52, Continuously Callable @100 ......................... 750 763
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%,
9/1/52, Callable 9/1/28 @ 103(d) ........................................ 1,750 1,371
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Tax
Allocation
Series A, 5.00%, 9/1/52, Continuously Callable @100(d) ...................... 1,250 1,165
Series B, 5.00%, 9/1/52, Continuously Callable @100(d) ...................... 640 597
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 5/1/43 , Continuously Callable @100 ............................... 1,300 1,349
City of Fillmore Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
5/1/47, Continuously Callable @100 ..................................... 2,000 2,061
City of Los Angeles CA/Lifers Trust Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8107,
3.81%, 10/1/58, Callable 9/13/23 @ 100(a)(d) .............................. 3,000 3,000
City of Sacramento Special Tax, 5.38%, 9/1/52, Continuously Callable @103(d) .......... 2,000 2,021
City of San Mateo Special Tax (INS-Build America Mutual Assurance Co.), Series 2008-1,
5.25%, 9/1/44, Continuously Callable @100 ............................... 4,000 4,170
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 11/15/41, Continuously Callable @100 .............................. 5,710 5,554
4.00%, 11/15/44, Continuously Callable @100 .............................. 5,000 4,763
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100 ............................... 3,000 2,652
5.00%, 1/1/47, Continuously Callable @100 ............................... 2,000 1,980

Victory Portfolios III
Victory California Bond Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Pre-refunded  9/1/23 @ 100 $ 1,350 $ 1,350
County of Sacramento Airport System Revenue, Series B, 5.00%, 7/1/41, Continuously
Callable @100 ..................................................... 1,100 1,126
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38 .. 9,000 10,123
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%,
9/1/38, Continuously Callable @100 ..................................... 1,500 1,536
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53,
Continuously Callable @100 ........................................... 1,500 1,216
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.)
1/15/34(f) ........................................................ 15,000 9,975
1/15/35(f) ........................................................ 7,500 4,745
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series A, 4.00%, 4/1/46, Continuously Callable @100 ......................... 1,225 1,144
Golden State Tobacco Securitization Corp. Revenue, Series B, 5.00%, 6/1/51, Continuously
Callable @100 ..................................................... 1,000 1,040
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 8/1/45,
Continuously Callable @100 ........................................... 2,400 2,472
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.), Series A,
5.00%, 8/1/44, Continuously Callable @100 ............................... 3,000 3,157
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31,
Continuously C allable @100 ........................................... 2,940 2,944
Inglewood Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series A,
4.00%, 8/1/46, Continuously Callable @100 ............................... 3,550 3,351
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 8/1/38, Continuously Callable @100 ......................... 750 777
Series C, 4.00%, 8/1/37, Continuously Callable @100 ......................... 450 452
Series C, 4.00%, 8/1/39, Continuously Callable @100 ......................... 450 447
Irvine Unified School District Special Tax
Series A, 4.00%, 9/1/39, Continuously Callable @100 ......................... 1,015 924
Series A, 5.00%, 9/1/45, Continuously Callable @100 ......................... 2,990 3,018
Series B, 5 .00%, 9/1/42, Continuously Callable @100 ......................... 995 1,009
Series B, 5.00%, 9/1/47, Continuously Callable @100 ......................... 995 1,003
Series C, 5.00%, 9/1/42, Continuously Callable @100 ......................... 995 1,009
Series C, 5.00%, 9/1/47, Continuously Callable @100 ......................... 520 524
Series D, 5.00%, 9/1/49, Continuously Callable @100 ........................ 995 1,000
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.)
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 1,790 1,657
Series A, 5.00%, 9/1/56, Continuously Callable @100 ......................... 5,970 6,168
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable
@100 ........................................................... 1,000 1,011
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS
- Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable
@100 ........................................................... 1,500 1,410
Long Beach Bond Finance Authority Revenue, Series A, 5 .00%, 11/15/35 .............. 3,875 4,027
Los Angeles County Facilities, Inc. Revenue, Series A, 5.00%, 12/1/51, Continuously Callable
@100 ........................................................... 2,440 2,544
Los Angeles County Public Works Financing Authority Revenue
Series A, 5.00%, 12/1/44, Continuously Callable @100 ........................ 2,000 2,026
Series D, 5.00%, 12/1/45, Continuously Callable @100 ........................ 6,000 6,147
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build
America Mutual Assurance Co.), Series A, 4 .00%, 8/1/41, Continuously Callable @100 5,790 5,699
Middle Fork Project Finance Authority Revenue, 5.00%, 4/1/33, Continuously Callable @100 2,205 2,343
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100 ..... 3,435 3,507
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
12/1/45, Continuously Callable @100 .................................... 2,345 2,392
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series
B, 5.00%, 8/1/47, Continuously Callable @100 ............................. 6,500 6,772
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual
Assurance Co.) , Series B, 5.00%, 8/1/48, Continuously Callable @100 ............. 3,315 3,409
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee
Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100 ........................ 5,000 5,006
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 3,500 3,504

Victory Portfolios III
Victory California Bond Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.),
Series C, 8/1/30(f) .................................................. $ 7,500 $ 5,957
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.), Series A, 8/1/31(f) ....... 12,230 9,060
Palomar Health, GO (INS - National Public Finance Guarantee Corp.), Series A, 8/1/26(f) ... 5,500 4,896
Perris Union High School District, GO (INS - Assured Guaranty Corp.), Series A, 4.00%,
9/1/48, Continuously Callable @100 ..................................... 5,000 4,666
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.), Serie s A, 5.00%, 9/1/29, Continuously Callable @100 ........... 2,000 2,106
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.), Series F,
5.00%, 8/1/39, Continuously Callable @100 ............................... 1,500 1,524
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.00%,
9/1/50, Continuously Callable @100 ..................................... 4,750 4,165
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.), Series B,
4.00%, 8/1/45, Cont inuously Callable @100 ............................... 2,800 2,730
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Corp.), Series
A-1, 5.25%, 9/1/52, Continuously Callable @103 ............................ 1,500 1,625
River Islands Public Financing Authority Special Tax (INS - Assured Guaranty Municipal
Corp.), Series 2016-1, 5.25%, 9/1/52, Continuously Callable @103 ............... 2,000 2,186
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual
Assurance Co.)
Series A, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,250 1,254
Series A, 4.00%, 10/1/37, Continuously Callable @100 ........................ 1,625 1,627
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.), Series B, 4.00%, 10/1/37, Continuously Callable @100 ...... 2,000 2,004
Riverside County Transportation Commission Revenue, Series B1, 4 .00%, 6/1/46,
Continuously Callable @100 ........................................... 3,000 2,778
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 9/1/41, Continuously Callable @100 ......................... 2,000 2,061
Sacramento Area Flood Control Agency Special Assessment (INS - Build America Mutual
Assurance Co.), 5.00%, 10/1/44, Continuously Callable @100 ................... 2,000 2,019
Sacramento City Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 7/1/38, Continuously Callable @100 ......................... 1,020 1,021
Series A, 5.50%, 8/1/52, Continuously Callable @100 ......................... 1,500 1,624
San Bruno Park School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100 .. 3,000 3,091
San Diego County Regional Airport Authority Revenue
Series A, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,500 1,544
Series A, 5.00%, 7/1/49, Continuously Callable @100 ......................... 2,000 2,078
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44,
Continuously Callable @100 ........................................... 2,500 2,556
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.), Series
B, 5.00%, 8/1/43, Continuously Callable @100 ............................. 2,750 2,899
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America
Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100 ....... 5,000 5,099
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100 . 5,250 5,209
Santa Cruz County Redevelopment Successor Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100 ........... 6,000 6,212
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.), Series C,
5.00%, 8/1/43, Continuously Callable @100 ............................... 1,000 1,030
State of California, GO
5.00%, 10/1/47, Continuously Callable @100 ............................... 19,000 19,581
5.00%, 9/1/52, Continuously Callable @100 ............................... 1,000 1,083
Stockton Public Financing Authority Revenue
4.00%, 3/1/40, Continuously Callable @100 ............................... 920 770
5.00%, 3/1/47, Continuously Callable @100 ............................... 4,385 4,135
Sweetwater Union High School District, GO, Series 2018-A1, 5.00%, 8/1/52, Continuously
Callable @100 ..................................................... 1,000 1,060
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America
Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100 .............. 1,000 975
Temecula Valley Unified School District Financing Authority Special Tax (INS - Bu ild
America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100 ....... 1,575 1,601
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.),
Series B, 4.00%, 8/1/45, Continuously Callable @100 ......................... 7,500 7,200
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100 ............................... 810 819

Victory Portfolios III
Victory California Bond Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
5.00%, 6/1/48, Continuously Callable @100 ............................... $ 2,175 $ 2,245
Transbay Joint Powers Authority Tax Allocation
Series A, 5.00%, 10/1/49, Continuously Callable @100 ........................ 800 803
Series B, 2.40%, 10/1/49, Continuously Callable @100 ........................ 160 159
University of California Revenue
5.00%, 5/15/52, Continuously Callable @100 ............................... 2,500 2,709
Series AL-2, 1.85%, 5/15/48, Callable 10/2/23 @ 100(a) ....................... 4,400 4,400
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100 1,850 1,810
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual
Assurance Co.)
Series A, 5.00%, 8/1/34, Continuously Callable @100 ......................... 1,105 1,141
Series A, 5.00%, 8/1/35, Continuously Callable @100 ......................... 1,530 1,580
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C,
4.00%, 8/1/45, Continuously Callable @100 ............................... 4,475 4,364
Val Verde Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B,
5 .00%, 8/1/44, Pre-refunded  8/1/25 @ 100 ................................ 4,000 4,150
Washington Township Health Care District Revenue, Series A, 5.00%, 7/1/42, Continuously
Callable @100 ..................................................... 1,000 964
Washington Township Health Care District, GO, Series A, 4.00%, 8/1/51, Continuously
Callable @100 ..................................................... 3,280 2,853
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100 .................. 6,000 5,846
481,094
Guam (2.5%):
Guam Government Waterworks Authority Revenue, 5.00%, 1/1/46, Continuously Callable
@100 ........................................................... 7,000 7,004
Guam Power Authority Revenue
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 2,800 2,826
Series A, 5.00%, 10/1/41, Continuously Callable @100 ........................ 2,635 2,675
12,505
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/33, Continuously Callable
@100(d) ......................................................... 3,000 3,104
Total Municipal Bonds (Cost $514,329)
a
a
a
496,703
Total Investments (Cost $514,329) — 98.9% 496,703
Other assets in excess of liabilities — 1.1% 5,322
NET ASSETS - 100.00% $ 502,025
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(c) Put Bond.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$31,493 (thousands) and amounted to 6.3% of net assets.
(e) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2023.
(f) Zero-coupon bond.
bps—Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
MUNIPSA
—
Municipal Swap Index
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS
—
Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Victory Portfolios III
Victory California Bond Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
LIQ
—
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC
—
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA
—
Principal and interest payments or, under certain circumstances underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2023
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory California
Bond Fund
Assets:
Investments, at value (Cost $514,329) $ 496,703
Cash 180
Receivables:
Interest 5,716
Capital shares issued 177
From Adviser 3
Prepaid expenses 2
Total Assets 502,781
Liabilities:
Payables:
Distributions 211
Capital shares redeemed 260
Accrued expenses and other payables:
Investment advisory fees 162
Administration fees 64
Custodian fees —(a)
Transfer agent fees 10
Compliance fees —(a)
Trustees’ fees —(a)
12b-1 fees —(a)
Other accrued expenses 49
Total Liabilities 756
Commitments and contingencies (Note 4 )
Net Assets:
Capital 535,335
Total accumulated earnings/(loss) (33,310)
Net Assets $ 502,025
Net Assets
Fund Shares $ 500,080
Institutional Shares 1,400
Class A 545
Total $ 502,025
Shares (unlimited number of shares authorized with no par value):
Fund Shares 49,295
Institutional Shares 138
Class A 54
Total 49,487
Net asset value, offering (except Class A) and redemption price per share:(b)
Fund Shares $ 10.14
Institutional Shares 10.14
Class A 10.13
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10.36
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory California
Bond Fund
Investment Income:
Interest $ 9,639
Total Income 9,639
Expenses:
Investment advisory fees 915
Administration fees — Fund Shares 387
Administration fees — Institutional Shares 1
Administration fees — Class A — (a)
Sub-Administration fees 12
12b-1 fees — Class A 1
Custodian fees — (a)
Transfer agent fees — Fund Shares 54
Transfer agent fees — Institutional Shares 1
Transfer agent fees — Class A — (a)
Trustees' fees 24
Compliance fees 2
Legal and audit fees 29
State registration and filing fees — (a)
Other expenses 39
Total Expenses 1,465
Expenses waived/reimbursed by Adviser (7)
Net Expenses 1,458
Net Investment Income (Loss) 8,181
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (127)
Net change in unrealized appreciation/depreciation on investment securities (129)
Net realized/unrealized gains (losses) on investments (256)
Change in net assets resulting from operations $ 7,925
(a)
Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory California Bond Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,181 $ 15,239 $ 15,733
Net realized gains (losses) (127) (10,836) (469)
Net change in unrealized appreciation/depreciation (129) (25,775) (37,878)
Change in net assets resulting from operations 7,925 (21,372) (22,614)
Distributions to Shareholders:
Fund Shares (8,374) (14,742) (15,686)
Institutional Shares (25) (34) (16)
Class A (8) (14) (36)
Change in net assets resulting from distributions to shareholders (8,407) (14,790) (15,738)
Change in net assets resulting from capital transactions (15,587) (53,908) (17,126)
Change in net assets (16,069) (90,070) (55,478)
Net Assets:
Beginning of period 518,094 608,164 663,642
End of period $ 502,025 $ 518,094 $ 608,164
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory California Bond Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 7,505 $ 25,920 $ 32,637
Distributions reinvested 7,135 12,676 13,547
Cost of shares redeemed (30,132) (92,965) (57,349)
Total Fund Shares $ (15,492) $ (54,369) $ (11,165)
Institutional Shares
Proceeds from shares issued $ 600 $ 1,097 $ 58
Distributions reinvested 23 31 15
Cost of shares redeemed (730) (158) (358)
Total Institutional Shares $ (107) $ 970 $ (285)
Class A
Proceeds from shares issued $ 9 $ 73 $ 25
Distributions reinvested 7 9 28
Cost of shares redeemed (4) (591) (5,729)
Total Class A $ 12 $ (509) $ (5,676)
Change in net assets resulting from capital transactions $ (15,587) $ (53,908) $ (17,126)
Share Transactions:
Fund Shares
Issued 730 2,534 2,826
Reinvested 694 1,241 1,180
Redeemed (2,932) (9,076) (5,011)
Total Fund Shares (1,508) (5,301) (1,005)
Institutional Shares
Issued 58 106 5
Reinvested 2 3 1
Redeemed (71) (15) (30)
Total Institutional Shares (11) 94 (24)
Class A
Issued 1 7 2
Reinvested — (b) 1 2
Redeemed — (b) (57) (493)
Total Class A 1 (49) (489)
Change in Shares (1,518) (5,256) (1,518)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory California Bond Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.16 $10.81 $11.49 $11.17 $11.07 $10.92
Investment Activities:
Net investment income (loss) 0.16(b) 0.29(b) 0.27(b) 0.27(b) 0.30(b) 0.34
Net realized and unrealized gains (losses) (0.01) (0.66) (0.68) 0.32 0.10 0.15
Total from Investment Activities 0.15 (0.37) (0.41) 0.59 0.40 0.49
Distributions to Shareholders from:
Net investment income (0.17) (0.28) (0.27) (0.27) (0.30) (0.34)
Total Distributions (0.17) (0.28) (0.27) (0.27) (0.30) (0.34)
Net Asset Value, End of Period $10.14 $10.16 $10.81 $11.49 $11.17 $11.07
Total Return(c)(d) 1.45% (3.43)% (3.64)% 5.36% 3.62% 4.61%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.56% 0.59% 0.55% 0.56% 0.53% 0.52%
Net Investment Income (Loss)(e) 3.16% 3.04% 2.39% 2.40% 2.66% 3.15%
Gross Expenses(e)(f) 0.57% 0.59% 0.55% 0.56% 0.53% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $500,080 $516,046 $606,474 $655,948 $677,785 $691,391
Portfolio Turnover(c)(i) 1% 19% 11% 32% 33% 18%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory California Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.16 $10.81 $11.48 $11.35
Investment Activities:
Net investment income (loss)(c) 0.17 0.30 0.28 0.21
Net realized and unrealized gains (losses) (0.02) (0.67) (0.67) 0.13
Total from Investment Activities 0.15 (0.37) (0.39) 0.34
Distributions to Shareholders from:
Net investment income (0.17) (0.28) (0.28) (0.21)
Total Distributions (0.17) (0.28) (0.28) (0.21)
Net Asset Value, End of Period $10.14 $10.16 $10.81 $11.48
Total Return(d)(e) 1.47% (3.36)% (3.50)% 3.01%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.52% 0.51% 0.51% 0.50%
Net Investment Income (Loss)(f) 3.21% 3.17% 2.43% 2.44%
Gross Expenses(f)(g) 0.59% 0.59% 0.58% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $1,400 $1,515 $592 $911
Portfolio Turnover(d)(j) 1% 19% 11% 32%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

15
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory California Bond Fund
Class A
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.15 $10.80 $11.47 $11.16 $11.06 $10.91
Investment Activities:
Net investment income (loss) 0.15(b) 0.26(b) 0.25(b) 0.25(b) 0.27(b) 0.32
Net realized and unrealized gains (losses) (0.01) (0.66) (0.67) 0.31 0.10 0.15
Total from Investment Activities 0.14 (0.40) (0.42) 0.56 0.37 0.47
Distributions to Shareholders from:
Net investment income (0.16) (0.25) (0.25) (0.25) (0.27) (0.32)
Total Distributions (0.16) (0.25) (0.25) (0.25) (0.27) (0.32)
Net Asset Value, End of Period $10.13 $10.15 $10.80 $11.47 $11.16 $11.06
Total Return (excludes sales charge)(c)(d) 1.36% (3.69)% (3.78)% 5.01% 3.36% 4.37%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.73% 0.89% 0.79% 0.81% 0.78% 0.76%
Net Investment Income (Loss)(e) 3.00% 2.73% 2.15% 2.15% 2.41% 2.92%
Gross Expenses(e)(f) 0.81% 0.97% 0.85% 0.88% 0.78% 0.76%
Supplemental Data:
Net Assets at end of period (000's) $545 $533 $1,098 $6,783 $6,381 $7,005
Portfolio Turnover(c)(i) 1% 19% 11% 32% 33% 18%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
16
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory California Bond Fund (the “Fund”). The Fund offers three classes of shares:
Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Victory California Bond Fund
Municipal Bonds .............................................. $ — $ 496,703 $ — $ 496,703
Total ....................................................... $ — $ 496,703 $ — $ 496,703

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
17
(Unaudited)
As of August 31, 2023, there were no transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government
Securities
Purchases Sales
Victory California Bond Fund ................................................................. $ 2,568 $ 20,501

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
18
(Unaudited)
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper California Municipal Debt Funds Index. The Lipper California Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper California Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper California Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $61, less than $1, and less than $(1) for Fund Shares, Institutional
Shares, and Class A, in thousands, respectively. Performance adjustments were 0.02%, 0.02%, and (0.07)% for Fund Shares, Institutional
Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31,
2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Over/Under Performance Relative to Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
19
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2023, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 0.54%, 0.50%, and 0.80% for Fund Shares, Institutional Shares,
and Class A, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
State-Specific Risk — Because the Fund invests in California tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in California, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, the economic affects regarding COVID-19 and elevated global inflation may exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of California and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in California than are funds that invest in municipal securities of multiple states.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory California Bond Fund .................................. $ 4 $ 2 $ 15 $ 7 $ 28

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
20
(Unaudited)
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
21
(Unaudited)
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory California Bond Fund ............................................. $ (4,868) $ (10,870) $ (15,738)

Supplemental Information
August 31, 2023
Victory Portfolios III
22
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory California Bond Fund
Fund Shares ............................
$ 1,000.00 $ 1,014.50 $ 1,022.32 $ 2.84 $ 2.85 0.56%
Institutional Shares .......................
1,000.00 1,014.70 1,022.52 2.63 2.64 0.52%
Class A ...............................
1,000.00 1,013.60 1,021.47 3.69 3.71 0.73%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800)-235-8396
39600-1023

August 31, 2023
Semi Annual Report
Victory Cornerstone Aggressive Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
11
Statement of Operations
12
Statements of Changes in Net Assets
13
Financial Highlights
14
Notes to Financial Statements 15
Supplemental Information
Proxy Voting and Portfolio Holdings Information
24
Expense Example
24
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Cornerstone Aggressive Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation over the long term and also considers the potential for current income.
Asset Allocation*:
August 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Cornerstone Aggressive Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (36.7%)
Communication Services (3.0%):
Alphabet, Inc. , Class C (a) ................................................. 24,048 $ 3,303
AT&T, Inc. ........................................................... 43,372 641
Cargurus, Inc. (a) ....................................................... 4,338 79
Cogent Communications Holdings, Inc. ....................................... 2,406 170
Comcast Corp. , Class A .................................................. 17,086 799
IDT Corp. , Class B (a) .................................................... 2,589 61
John Wiley & Sons, Inc. , Class A ............................................ 3,742 139
Meta Platforms, Inc. , Class A (a) ............................................ 11,743 3,475
Netflix, Inc. (a) ......................................................... 1,670 724
Shutterstock, Inc. ....................................................... 2,186 92
Sirius XM Holdings, Inc. (b) ............................................... 98,167 432
Thryv Holdings, Inc. (a) .................................................. 5,632 115
Verizon Communications, Inc. .............................................. 18,328 641
Ziff Davis, Inc. (a) ....................................................... 1,672 111
ZipRecruiter, Inc. (a) ..................................................... 4,108 62
10,844
Consumer Discretionary (3.0%):
Asbury Automotive Group, Inc. (a) ........................................... 592 136
AutoZone, Inc. (a) ....................................................... 399 1,010
Beazer Homes USA, Inc. (a) ............................................... 2,232 66
Best Buy Co., Inc. ...................................................... 6,308 482
Big 5 Sporting Goods Corp. (b) ............................................. 8,754 69
Dillard's, Inc. , Class A ................................................... 214 74
Foot Locker, Inc. ....................................................... 2,541 50
Ford Motor Co. ........................................................ 59,692 724
Frontdoor, Inc. (a) ....................................................... 3,842 126
General Motors Co. ..................................................... 17,067 572
G-III Apparel Group Ltd. (a) ............................................... 5,883 117
Group 1 Automotive, Inc. ................................................. 720 190
Hibbett, Inc. .......................................................... 2,027 94
Installed Building Products, Inc. ............................................ 1,273 184
Kontoor Brands, Inc. .................................................... 2,607 119
Lennar Corp. , Class A .................................................... 5,388 642
Lowe's Cos., Inc. ....................................................... 2,540 585
MarineMax, Inc. (a) ..................................................... 2,914 97
McDonald's Corp. ...................................................... 2,237 629
O'Reilly Automotive, Inc. (a) ............................................... 1,075 1,010
Perdoceo Education Corp. ................................................. 8,091 134
Signet Jewelers Ltd. ..................................................... 1,670 125
Smith & Wesson Brands, Inc. .............................................. 8,421 99
Sonic Automotive, Inc. , Class A ............................................ 2,316 124
Starbucks Corp. ........................................................ 5,776 563
Taylor Morrison Home Corp. (a) ............................................ 3,926 186
The Home Depot, Inc. ................................................... 5,731 1,893
Ulta Beauty, Inc. (a) ..................................................... 988 410
Upbound Group, Inc. .................................................... 2,799 86
Vista Outdoor, Inc. (a) .................................................... 4,338 127
Winnebago Industries, Inc. ................................................ 2,066 134
10,857
Consumer Staples (1.6%):
Altria Group, Inc. ....................................................... 24,436 1,081
Central Garden & Pet Co. , Class A (a) ........................................ 2,727 111
Colgate-Palmolive Co. ................................................... 6,237 458
Ingles Markets, Inc. , Class A ............................................... 1,412 110
Kimberly-Clark Corp. .................................................... 3,374 435
PepsiCo, Inc. .......................................................... 3,667 652
Philip Morris International, Inc. ............................................. 5,795 557
Sprouts Farmers Market, Inc. (a) ............................................ 2,724 111
The Kraft Heinz Co. ..................................................... 14,302 473
The Kroger Co. ........................................................ 6,953 323

Victory Portfolios III
Victory Cornerstone Aggressive Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
USANA Health Sciences, Inc. (a) ............................................ 1,748 $ 112
Vector Group Ltd. ...................................................... 12,619 135
Walgreens Boots Alliance, Inc. ............................................. 17,363 440
Walmart, Inc. .......................................................... 4,390 714
5,712
Energy (2.1%):
APA Corp. ............................................................ 12,843 563
Arch Resources, Inc. (b) .................................................. 838 109
Chevron Corp. ......................................................... 4,532 730
Civitas Resources, Inc. ................................................... 2,346 193
CONSOL Energy, Inc. ................................................... 1,734 149
Crescent Energy Co. , Class A (b) ............................................ 9,132 125
CVR Energy, Inc. ....................................................... 2,519 82
Devon Energy Corp. ..................................................... 8,965 458
DHT Holdings, Inc. ..................................................... 7,087 66
Dorian LPG Ltd. ....................................................... 3,255 84
EOG Resources, Inc. .................................................... 4,306 554
Exxon Mobil Corp. ..................................................... 7,944 883
Magnolia Oil & Gas Corp. , Class A .......................................... 5,430 124
Marathon Oil Corp. ..................................................... 22,898 603
Marathon Petroleum Corp. ................................................ 9,761 1,394
Matador Resources Co. ................................................... 2,882 183
Murphy Oil Corp. ...................................................... 2,837 129
PBF Energy, Inc. , Class A ................................................. 3,653 171
Peabody Energy Corp. ................................................... 2,869 62
SM Energy Co. ........................................................ 4,288 181
Teekay Corp. (a) ........................................................ 11,487 74
Valero Energy Corp. ..................................................... 5,037 654
7,571
Financials (4.9%):
Aflac, Inc. ............................................................ 7,385 551
Annaly Capital Management, Inc. ........................................... 943 19
Aon PLC , Class A ...................................................... 1,611 537
Apollo Global Management, Inc. ............................................ 7,364 643
Arch Capital Group Ltd. (a) ................................................ 6,519 501
Ares Commercial Real Estate Corp. (b) ........................................ 4,856 50
Artisan Partners Asset Management, Inc. , Class A ................................ 3,252 125
Capital One Financial Corp. ............................................... 5,508 564
Cathay General Bancorp .................................................. 4,108 146
Chimera Investment Corp. ................................................ 10,251 62
Customers Bancorp, Inc. (a) ................................................ 2,985 105
Donnelley Financial Solutions, Inc. (a) ........................................ 2,464 121
Enova International, Inc. (a) ................................................ 3,148 159
Essent Group Ltd. ...................................................... 3,814 191
EVERTEC, Inc. ........................................................ 4,578 181
FactSet Research Systems, Inc. ............................................. 1,097 479
First Bancorp .......................................................... 9,820 136
Fiserv, Inc. (a) .......................................................... 4,368 530
Fulton Financial Corp. ................................................... 10,783 144
Genworth Financial, Inc. (a) ................................................ 25,911 150
Hancock Whitney Corp. .................................................. 3,373 139
Heartland Financial USA, Inc. .............................................. 4,056 124
Houlihan Lokey, Inc. .................................................... 1,040 110
International Bancshares Corp. ............................................. 3,568 160
Invesco Mortgage Capital, Inc. ............................................. 5,077 57
Jackson Financial, Inc. , Class A ............................................. 3,292 124
JPMorgan Chase & Co. .................................................. 11,687 1,710
Lakeland Financial Corp. ................................................. 1,367 71
Marsh & McLennan Cos., Inc. ............................................. 2,885 563
Mastercard, Inc. , Class A ................................................. 3,888 1,604
Moelis & Co. , Class A ................................................... 2,377 113
Morgan Stanley ........................................................ 14,137 1,204

Victory Portfolios III
Victory Cornerstone Aggressive Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Mr. Cooper Group, Inc. (a) ................................................. 3,209 $ 182
MSCI, Inc. ........................................................... 997 542
New York Mortgage Trust, Inc. (b) ........................................... 5,236 50
NMI Holdings, Inc. , Class A (a) ............................................. 4,140 118
OFG Bancorp ......................................................... 4,442 134
PennyMac Financial Services, Inc. .......................................... 1,496 107
Preferred Bank ......................................................... 916 57
PROG Holdings, Inc. (a) .................................................. 2,062 71
Redwood Trust, Inc. ..................................................... 8,694 70
Regions Financial Corp. .................................................. 24,932 457
RLI Corp. ............................................................ 835 110
Selective Insurance Group, Inc. ............................................. 1,730 172
Stewart Information Services Corp. .......................................... 2,156 100
StoneCo Ltd. , Class A (a) ................................................. 4,419 54
T. Rowe Price Group, Inc. ................................................. 4,216 473
The Bancorp, Inc. (a) ..................................................... 2,958 109
The Bank of New York Mellon Corp. ......................................... 13,518 607
The Goldman Sachs Group, Inc. ............................................ 1,934 634
U.S. Bancorp .......................................................... 18,216 665
UMB Financial Corp. .................................................... 1,611 102
Visa, Inc. , Class A ...................................................... 3,474 853
Willis Towers Watson PLC ................................................ 2,142 443
17,483
Health Care (5.4%):
AbbVie, Inc. .......................................................... 10,049 1,477
ACADIA Pharmaceuticals, Inc. (a) ........................................... 5,070 137
Alector, Inc. (a) ......................................................... 10,723 58
Alkermes PLC (a) ....................................................... 4,886 143
Amgen, Inc. ........................................................... 4,788 1,227
AMN Healthcare Services, Inc. (a) ........................................... 1,366 121
Amneal Pharmaceuticals, Inc. (a) ............................................ 24,940 102
Arcus Biosciences, Inc. (a) ................................................. 4,040 83
Arrowhead Pharmaceuticals, Inc. (a) .......................................... 2,008 56
Avanos Medical, Inc. (a) .................................................. 4,730 100
Bristol-Myers Squibb Co. ................................................. 9,283 572
Catalyst Pharmaceuticals, Inc. (a) ............................................ 7,841 110
Cencora, Inc. .......................................................... 5,406 951
Centene Corp. (a) ....................................................... 8,624 532
Collegium Pharmaceutical, Inc. (a) ........................................... 4,105 96
Corcept Therapeutics, Inc. (a) .............................................. 4,150 136
CorVel Corp. (a) ........................................................ 743 161
Cross Country Healthcare, Inc. (a) ........................................... 3,991 103
CVS Health Corp. ...................................................... 8,753 570
Dynavax Technologies Corp. (a) ............................................. 9,317 134
Eagle Pharmaceuticals, Inc. (a) .............................................. 2,405 41
Elevance Health, Inc. .................................................... 1,367 604
Eli Lilly & Co. ......................................................... 3,523 1,952
Embecta Corp. ......................................................... 5,570 102
Fulgent Genetics, Inc. (a) .................................................. 3,330 109
Gilead Sciences, Inc. .................................................... 14,520 1,111
Haemonetics Corp. (a) .................................................... 1,342 120
Halozyme Therapeutics, Inc. (a) ............................................. 3,646 155
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,418 51
HCA Healthcare, Inc. .................................................... 1,881 522
IDEXX Laboratories, Inc. (a) ............................................... 959 490
Integer Holdings Corp. (a) ................................................. 1,138 97
Intellia Therapeutics, Inc. (a) ............................................... 1,487 56
Ironwood Pharmaceuticals, Inc. (a) ........................................... 13,058 115
iTeos Therapeutics, Inc. (a) ................................................ 6,920 84
Lantheus Holdings, Inc. (a) ................................................ 848 58
McKesson Corp. ....................................................... 406 167
Medpace Holdings, Inc. (a) ................................................ 406 110
Medtronic PLC ........................................................ 7,412 604

Victory Portfolios III
Victory Cornerstone Aggressive Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Merck & Co., Inc. ...................................................... 6,268 $ 683
Mettler-Toledo International, Inc. (a) ......................................... 309 375
Myriad Genetics, Inc. (a) .................................................. 3,800 68
Option Care Health, Inc. (a) ................................................ 3,493 122
Owens & Minor, Inc. (a) .................................................. 6,861 116
Pfizer, Inc. ............................................................ 18,345 649
Prestige Consumer Healthcare, Inc. (a) ........................................ 2,156 126
Progyny, Inc. (a) ........................................................ 2,829 106
Select Medical Holdings Corp. ............................................. 5,002 146
SIGA Technologies, Inc. .................................................. 14,083 65
The Cigna Group ....................................................... 2,369 654
Thermo Fisher Scientific, Inc. .............................................. 1,249 696
U.S. Physical Therapy, Inc. ................................................ 894 90
UnitedHealth Group, Inc. ................................................. 1,725 822
Vanda Pharmaceuticals, Inc. (a) ............................................. 11,648 60
Veracyte, Inc. (a) ........................................................ 3,241 86
Vericel Corp. (a) ........................................................ 3,362 110
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,587 553
Vir Biotechnology, Inc. (a) ................................................. 4,362 55
Waters Corp. (a) ........................................................ 1,654 464
19,463
Industrials (4.6%):
3M Co. .............................................................. 5,737 612
ACCO Brands Corp. .................................................... 15,689 84
ArcBest Corp. ......................................................... 1,603 169
Atkore, Inc. (a) ......................................................... 1,194 184
BlueLinx Holdings, Inc. (a) ................................................ 1,628 145
Boise Cascade Co. ...................................................... 1,930 211
Cadre Holdings, Inc. ..................................................... 3,779 100
Cintas Corp. .......................................................... 2,071 1,044
Conduent, Inc. (a) ....................................................... 18,269 57
Copart, Inc. (a) ......................................................... 11,232 504
CoreCivic, Inc. (a) ...................................................... 6,125 66
CRA International, Inc. ................................................... 1,007 109
Cummins, Inc. ......................................................... 2,570 591
Deere & Co. .......................................................... 1,446 594
Deluxe Corp. .......................................................... 6,562 133
Eagle Bulk Shipping, Inc. (b) ............................................... 1,835 80
EMCOR Group, Inc. .................................................... 537 120
ExlService Holdings, Inc. (a) ............................................... 3,850 113
Expeditors International of Washington, Inc. .................................... 3,288 384
Exponent, Inc. ......................................................... 1,700 153
Fastenal Co. ........................................................... 8,737 503
FedEx Corp. .......................................................... 2,625 685
General Dynamics Corp. .................................................. 2,759 625
Golden Ocean Group Ltd. (b) ............................................... 10,705 78
Illinois Tool Works, Inc. .................................................. 2,124 525
JELD-WEN Holding, Inc. (a) ............................................... 6,943 105
Kforce, Inc. ........................................................... 1,263 79
Korn Ferry ........................................................... 1,907 97
Lockheed Martin Corp. ................................................... 2,357 1,057
Matson, Inc. .......................................................... 1,964 173
Mueller Industries, Inc. ................................................... 1,963 152
MYR Group, Inc. (a) ..................................................... 788 112
Old Dominion Freight Line, Inc. ............................................ 1,497 640
Otis Worldwide Corp. .................................................... 5,607 480
PACCAR, Inc. ......................................................... 14,461 1,190
Parker-Hannifin Corp. ................................................... 1,492 622
Rush Enterprises, Inc. , Class A ............................................. 2,684 111
Sterling Infrastructure, Inc. (a) .............................................. 1,679 139
The GEO Group, Inc. (a) .................................................. 9,968 72
Trane Technologies PLC .................................................. 2,961 608
TTEC Holdings, Inc. .................................................... 2,333 69

Victory Portfolios III
Victory Cornerstone Aggressive Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
UFP Industries, Inc. ..................................................... 2,024 $ 211
United Parcel Service, Inc. , Class B .......................................... 3,762 637
United Rentals, Inc. ..................................................... 1,598 762
Veritiv Corp. .......................................................... 1,053 177
W.W. Grainger, Inc. ..................................................... 1,413 1,009
Watts Water Technologies, Inc. , Class A ....................................... 1,004 190
16,561
Information Technology (8.4%):
A10 Networks, Inc. ..................................................... 6,797 101
ACI Worldwide, Inc. (a) .................................................. 4,681 114
Adeia, Inc. ............................................................ 9,470 95
Adobe, Inc. (a) ......................................................... 2,314 1,294
Apple, Inc. ........................................................... 25,469 4,785
Arista Networks, Inc. (a) .................................................. 3,442 672
Avid Technology, Inc. (a) .................................................. 2,695 72
Axcelis Technologies, Inc. (a) .............................................. 499 96
Badger Meter, Inc. ...................................................... 1,181 196
Broadcom, Inc. ........................................................ 2,175 2,007
Cadence Design Systems, Inc. (a) ............................................ 2,446 588
Cisco Systems, Inc. ..................................................... 39,796 2,282
Cognizant Technology Solutions Corp. , Class A ................................. 8,283 593
Diodes, Inc. (a) ......................................................... 1,284 105
Ebix, Inc. ............................................................ 3,879 65
Fair Isaac Corp. (a) ...................................................... 582 527
Fortinet, Inc. (a) ........................................................ 14,092 849
Hewlett Packard Enterprise Co. ............................................. 37,861 643
HP, Inc. .............................................................. 18,174 540
Intel Corp. ............................................................ 21,993 773
International Business Machines Corp. ........................................ 4,928 724
KLA Corp. ........................................................... 1,153 579
Knowles Corp. (a) ....................................................... 7,270 117
Kulicke & Soffa Industries, Inc. ............................................. 2,574 133
Methode Electronics, Inc. ................................................. 2,431 78
Micron Technology, Inc. .................................................. 8,970 627
Microsoft Corp. ........................................................ 13,111 4,297
Motorola Solutions, Inc. .................................................. 1,736 492
NetScout Systems, Inc. (a) ................................................. 3,609 103
NVIDIA Corp. ......................................................... 3,679 1,816
ON Semiconductor Corp. (a) ............................................... 5,873 578
Oracle Corp. .......................................................... 6,044 728
Perficient, Inc. (a) ....................................................... 1,602 102
Photronics, Inc. (a) ...................................................... 5,816 138
Power Integrations, Inc. .................................................. 1,195 101
Qualcomm, Inc. ........................................................ 6,101 699
Qualys, Inc. (a) ......................................................... 1,015 158
Sanmina Corp. (a) ....................................................... 2,288 128
ServiceNow, Inc. (a) ..................................................... 218 128
SolarWinds Corp. (a) ..................................................... 9,068 97
SPS Commerce, Inc. (a) ................................................... 652 121
Squarespace, Inc. , Class A (a) .............................................. 2,943 89
Synaptics, Inc. (a) ....................................................... 1,603 140
Texas Instruments, Inc. ................................................... 3,922 659
VeriSign, Inc. (a) ........................................................ 1,994 414
Vishay Intertechnology, Inc. ............................................... 6,421 176
Xerox Holdings Corp. ................................................... 7,297 116
29,935
Materials (1.7%):
Alpha Metallurgical Resources, Inc. .......................................... 730 148
CF Industries Holdings, Inc. ............................................... 751 58
Greif, Inc. , Class A ...................................................... 2,283 166
Linde PLC ............................................................ 1,721 666
LyondellBasell Industries NV , Class A ........................................ 6,051 598

Victory Portfolios III
Victory Cornerstone Aggressive Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Nucor Corp. ........................................................... 7,424 $ 1,278
PPG Industries, Inc. ..................................................... 3,518 499
Steel Dynamics, Inc. ..................................................... 7,121 759
Sylvamo Corp. ......................................................... 1,345 56
The Mosaic Co. ........................................................ 15,099 586
The Sherwin-Williams Co. ................................................ 2,124 577
TimkenSteel Corp. (a) .................................................... 4,878 107
Tronox Holdings PLC ................................................... 9,451 129
Warrior Met Coal, Inc. ................................................... 3,144 124
Worthington Industries, Inc. ............................................... 1,477 111
5,862
Real Estate (1.0%):
Acadia Realty Trust ..................................................... 4,515 67
Alexander & Baldwin, Inc. ................................................ 3,104 56
Alexandria Real Estate Equities, Inc. ......................................... 378 44
American Homes 4 Rent , Class A ........................................... 855 31
American Tower Corp. ................................................... 1,251 227
Anywhere Real Estate, Inc. (a) .............................................. 7,895 52
Apartment Investment and Management Co. .................................... 7,336 56
Armada Hoffler Properties, Inc. ............................................. 4,619 53
AvalonBay Communities, Inc. .............................................. 376 69
Camden Property Trust ................................................... 263 28
CBRE Group, Inc. , Class A (a) .............................................. 905 77
Compass, Inc. , Class A (a) ................................................. 13,505 49
Crown Castle, Inc. ...................................................... 1,183 119
CTO Realty Growth, Inc. ................................................. 2,906 51
Equinix, Inc. .......................................................... 241 188
Equity LifeStyle Properties, Inc. ............................................ 467 31
Equity Residential ...................................................... 958 62
Essex Property Trust, Inc. ................................................. 175 42
Gaming and Leisure Properties, Inc. ......................................... 733 35
Gladstone Commercial Corp. .............................................. 4,420 58
Gladstone Land Corp. .................................................... 3,778 59
Healthpeak Properties, Inc. ................................................ 1,454 30
Independence Realty Trust, Inc. ............................................. 4,869 82
Innovative Industrial Properties, Inc. ......................................... 996 87
Invitation Homes, Inc. ................................................... 1,531 52
Iron Mountain, Inc. ..................................................... 779 49
Kimco Realty Corp. ..................................................... 1,815 34
Kite Realty Group Trust .................................................. 4,268 96
Medical Properties Trust, Inc. (b) ............................................ 1,587 11
Mid-America Apartment Communities, Inc. .................................... 308 45
National Health Investors, Inc. ............................................. 1,308 67
Opendoor Technologies, Inc. (a) ............................................. 13,755 54
Outfront Media, Inc. ..................................................... 5,084 58
Piedmont Office Realty Trust, Inc. , Class A .................................... 8,875 61
Prologis, Inc. .......................................................... 2,498 310
Public Storage ......................................................... 425 117
Realty Income Corp. .................................................... 1,440 81
Regency Centers Corp. ................................................... 412 26
Ryman Hospitality Properties, Inc. ........................................... 1,060 90
Sabra Health Care REIT, Inc. .............................................. 6,508 82
SBA Communications Corp. ............................................... 295 66
Service Properties Trust .................................................. 8,082 67
Simon Property Group, Inc. ............................................... 886 101
STAG Industrial, Inc. .................................................... 2,900 106
Sun Communities, Inc. ................................................... 301 37
UDR, Inc. ............................................................ 801 32
Ventas, Inc. ........................................................... 1,061 46
VICI Properties, Inc. .................................................... 2,835 87
Vornado Realty Trust .................................................... 439 11
Welltower, Inc. ......................................................... 1,118 93
Weyerhaeuser Co. ...................................................... 2,021 66

Victory Portfolios III
Victory Cornerstone Aggressive Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
WP Carey, Inc. ......................................................... 480 $ 31
Zillow Group, Inc. , Class C (a) .............................................. 603 31
3,660
Utilities (1.0%):
Brookfield Infrastructure Corp. , Class A ....................................... 2,985 116
Consolidated Edison, Inc. ................................................. 5,141 457
DTE Energy Co. ....................................................... 4,019 416
Edison International ..................................................... 7,063 486
Entergy Corp. ......................................................... 5,445 519
Exelon Corp. .......................................................... 13,943 559
Otter Tail Corp. ........................................................ 2,150 177
Sempra .............................................................. 7,110 499
The AES Corp. ........................................................ 21,107 379
UGI Corp. ............................................................ 1,473 37
3,645
Total Common Stocks (Cost $106,679)
a
a
a
131,593
Principal Amount
U.S. Treasury Obligations (0.4%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (c) ....................................... $ 1,494 1,467
Total U.S. Treasury Obligations (Cost $1,498)
a
a
a
1,467
Shares
Exchange-Traded Funds (48.7%)
Invesco DB Commodity Index Tracking Fund .................................. 28,600 703
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 43,991 1,978
Invesco FTSE RAFI Emerging Markets ETF ................................... 240,641 4,433
iShares 0-5 Year TIPS Bond ETF ............................................ 6,145 599
iShares 1-3 Year Treasury Bond ETF ......................................... 18,823 1,529
iShares 20+ Year Treasury Bond ETF ......................................... 12,772 1,234
iShares 7-10 Year Treasury Bond ETF ........................................ 11,250 1,067
iShares Core MSCI EAFE ETF ............................................. 103,179 6,904
iShares Core MSCI Emerging Markets ETF .................................... 10,672 524
iShares Core S&P 500 ETF ................................................ 38,614 17,480
iShares JP Morgan USD Emerging Markets Bond ETF (b) .......................... 17,103 1,466
iShares MSCI Canada ETF ................................................ 71,557 2,482
iShares MSCI International Momentum Factor ETF .............................. 146,564 4,785
iShares MSCI International Quality Factor ETF ................................. 165,207 5,787
iShares MSCI Japan ETF ................................................. 168,958 10,415
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 430,014 11,426
Schwab Fundamental International Large Co. Index ETF ........................... 829,619 26,863
Schwab Fundamental International Small Co. Index ETF ........................... 91,800 3,087
SPDR Gold Shares (a) (b) .................................................. 24,344 4,382
SPDR S&P Emerging Markets SmallCap ETF .................................. 14,790 804
VanEck Gold Miners ETF ................................................. 25,363 742
Vanguard FTSE Developed Markets ETF ...................................... 510,908 23,374
Vanguard FTSE Emerging Markets ETF ...................................... 284,951 11,549
Vanguard FTSE Europe ETF ............................................... 155,358 9,464
Vanguard Mortgage-Backed Securities ETF .................................... 21,540 975
Vanguard Real Estate ETF ................................................ 19,078 1,572
Vanguard S&P 500 ETF .................................................. 21,507 8,900
Vanguard Total Bond Market ETF ........................................... 15,619 1,121
Vanguard Total Stock Market ETF ........................................... 29,245 6,549
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 16,645 796
Xtrackers USD High Yield Corporate Bond ETF ................................. 42,134 1,458
Total Exchange-Traded Funds (Cost $151,006)
a
a
a
174,448
Affiliated Exchange-Traded Funds (13.2%)
VictoryShares Core Intermediate Bond ETF .................................... 745,471 34,023

Victory Portfolios III
Victory Cornerstone Aggressive Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
VictoryShares Core Plus Intermediate Bond ETF ................................ 347,170 $ 7,395
VictoryShares Emerging Markets Value Momentum ETF .......................... 16,000 671
VictoryShares Short-Term Bond ETF ......................................... 103,145 5,065
Total Affiliated Exchange-Traded Funds (Cost $52,720)
a
a
a
47,154
Collateral for Securities Loaned (1.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .23% (d) ........ 1,739,196 1,740
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .25% (d) ............ 1,739,196 1,739
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (d) ............... 1,739,196 1,739
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (d) . 1,739,196 1,739
Total Collateral for Securities Loaned (Cost $6,957)
a
a
a
6,957
Total Investments (Cost $318,860) — 100.9% 361,619
Liabilities in excess of other assets — (0.9)% (3,233)
NET ASSETS - 100.00% $ 358,386
At August 31, 2023, the Fund's investments in foreign securities were 35.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) All or a portion of this security has been segregated as collateral for derivative instruments.
(d) Rate disclosed is the daily yield on August 31, 2023.
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 108 9/15/23 $ 5,093,094 $ 5,050,242 $ (42,852)
FTSE 100 Index Futures .............. 50 9/15/23 4,798,779 4,725,973 (72,806)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 27 9/14/23 4,792,357 4,860,799 68,442
$ (47,216)
Futures Contracts Sold
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 27 9/21/23 $ 3,076,236 $ 3,181,095 $ (104,859)
E-Mini Russell 2000 Index Futures ...... 58 9/15/23 5,577,887 5,514,640 63,247
Hang Seng Index Futures ............. 8 9/28/23 930,149 933,628 (3,479)
Swiss Market Index Futures ........... 46 9/15/23 5,852,578 5,792,188 60,390
$ 15,299
Total unrealized appreciation $ 192,079
Total unrealized depreciation (223,996)
Total net unrealized appreciation (depreciation) $ (31,917)

Statement of Assets and Liabilities
August 31, 2023
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except per Share Amounts)
(Unaudited)
Victory
Cornerstone
Aggressive Fund
Assets:
Affiliated investments, at value (Cost $52,720) $ 47,154
Unaffiliated investments, at value (Cost $266,140) 314,465 (a)
Cash 1,524
Deposit with broker for futures contracts 3,125
Receivables:
Interest and dividends 290
Capital shares issued 34
Investments sold 2,048
From Adviser for ETF reimbursements 35
Variation margin on open futures contracts 18
Prepaid expenses 15
Total Assets 368,708
Liabilities:
Payables:
Collateral received on loaned securities 6,957
Collateral received from broker for futures contracts 1,084
Investments purchased 1,679
Capital shares redeemed 168
Variation margin on open futures contracts 54
Accrued expenses and other payables:
Investment advisory fees 192
Administration fees 46
Custodian fees 5
Transfer agent fees 79
Compliance fees — (b)
Trustees' fees — (b)
Other accrued expenses 58
Total Liabilities 10,322
Commitments and contingencies (Note 4 )
Net Assets:
Capital 313,942
Total accumulated earnings/(loss) 44,444
Net Assets $ 358,386
Shares (unlimited number of shares authorized with no par value): 26,914
Net asset value, offering and redemption price per share:(c) $ 13 .32
(a) Includes $6,766 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Aggressive Fund
Investment Income:
Dividends from affiliated investments
$ 782
Dividends from unaffiliated investments 3,491
Interest from unaffiliated investments 95
Securities lending (net of fees) 65
Foreign tax withholding (2)
Total Income 4,431
Expenses:
Investment advisory fees 1,070
Administration fees 267
Sub-Administration fees 38
Custodian fees 12
Transfer agent fees 476
Trustees' fees 24
Compliance fees 2
Legal and audit fees 31
State registration and filing fees 12
Other expenses 37
Recoupment of prior expenses waived/reimbursed by Adviser 60
Total Expenses 2,029
Expenses waived/reimbursed by Adviser (74)
Net Expenses 1,955
Net Investment Income (Loss) 2,476
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from
unaffiliated
investment securities and foreign currency transactions 2,375
Net realized gains (losses) from futures contracts (936)
Net change in unrealized appreciation/depreciation on affiliated funds (12)
Net change in unrealized appreciation/depreciation on
unaffiliated
investment securities and foreign currency translations 15,927
Net change in unrealized appreciation/depreciation on futures contracts (306)
Net realized/unrealized gains (losses) on investments 17,048
Change in net assets resulting from operations $ 19,524

13
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Aggressive Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,476 $ 4,741 $ 4,301
Net realized gains (losses) 1,439 (2,921) 20,815
Net change in unrealized appreciation/depreciation 15,609 (11,455) (39,461)
Change in net assets resulting from operations 19,524 (9,635) (14,345)
Change in net assets resulting from distributions to shareholders — (15,588) (31,884)
Change in net assets resulting from capital transactions (7,282) 10,284 19,816
Change in net assets 12,242 (14,939) (26,413)
Net Assets:
Beginning of period 346,144 361,083 387,496
End of period $ 358,386 $ 346,144 $ 361,083
Capital Transactions:
Proceeds from shares issued $ 15,873 $ 23,313 $ 46,933
Distributions reinvested — 15,553 31,825
Cost of shares redeemed (23,155) (28,582) (58,942)
Change in net assets resulting from capital transactions $ (7,282) $ 10,284 $ 19,816
Share Transactions:
Issued 1,227 1,831 3,145
Reinvested — 1,231 2,151
Redeemed (1,786) (2,242) (3,957)
Change in Shares (559) 820 1,339
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Cornerstone Aggressive Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $12.60 $13.55 $15.31 $11.74 $11.73 $12.81
Investment Activities:
Net investment income (loss) 0.09(b) 0.18(b) 0.17(b) 0.12(b) 0.20(b) 0.15
Net realized and unrealized gains (losses) 0.63 (0.54) (0.66) 3.71 0.03 (0.57)
Total from Investment Activities 0.72 (0.36) (0.49) 3.83 0.23 (0.42)
Distributions to Shareholders from:
Net investment income — (0.08) (0.17) (0.18) (0.15) (0.18)
Net realized gains — (0.51) (1.10) (0.08) (0.07) (0.48)
Total Distributions — (0.59) (1.27) (0.26) (0.22) (0.66)
Net Asset Value, End of Period $13.32 $12.60 $13.55 $15.31 $11.74 $11.73
Total Return(c)(d) 5.71% (2.65)% (3.84)% 32.91% 1.78% (3.04)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(e) 1.39% 1.86% 1.11% 0.88% 1.68% 1.54%
Gross Expenses(e)(f) 1.14% 1.15% 1.12% 1.17% 1.18% 1.24%
Supplemental Data:
Net Assets at end of period (000's) $358,386 $346,144 $361,083 $387,496 $343,560 $351,410
Portfolio Turnover(c) 21% 60% 43% 64% 90% 95%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.

Notes to Financial Statements
August 31, 2023
Victory Portfolio III
15
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Cornerstone Aggressive Fund (the “Fund”).  The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quote to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolio III
16
(Unaudited)
security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result
Level 1 Level 2 Level 3 Total
Victory Cornerstone Aggressive Fund
Common Stocks ............................................... $ 131,593 $ — $ — $ 131,593
U.S. Treasury Obligations ........................................ — 1,467 — 1,467
Exchange-Traded Funds ......................................... 174,448 — — 174,448
Affiliated Exchange-Traded Funds .................................. 47,154 — — 47,154
Collateral for Securities Loaned ................................... 6,957 — — 6,957
Total ....................................................... $ 360,152 $ 1,467 $ — $ 361,619
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 192 — — 192
Liabilities:
Futures Contracts .............................................. (224) — — (224)
Total ....................................................... $ (32) $ — $ — $ (32)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolio III
17
(Unaudited)
in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended August 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2023 (amounts in thousands):
*Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended August 31, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 192,000 (224,000)
Victory Cornerstone Aggressive Fund ....................................................... $ 192 $ 224
Net Realized
Gains (Losses)
on Derivatives
Recognized as
a Result from
Operations
Net Change
in Unrealized
Appreciation/
Depreciation
on Derivatives
Recognized as a
Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (936,000) (306,000)
Victory Cornerstone Aggressive Fund ................................................... $ (936) $ (306)

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolio III
18
(Unaudited)
loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory Cornerstone Aggressive Fund .................................. $ 6,766 $ — $ 6,957

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolio III
19
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended August 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Victory Cornerstone Aggressive Fund ................................. $ 73,691 $ 78,629 $ 1,499 $ 1,565

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolio III
20
(Unaudited)
the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2023, the expense limit (excluding voluntary waivers) was 1.10%.
In addition, the Fund invests in affiliated VCM exchange-traded fund(s) (“affiliated ETFs”). The Fund’s advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated ETF advisory fee reimbursements are not available for recoupment.  For the six months ended August 31, 2023, the Fund incurred reimbursable expenses of $74 thousand, of which $68 thousand consisted of affiliated ETF advisory fees for reimbursement and is reflected on the Statement of
Operations as Expenses waived/reimbursed by Adviser.  As of August 31, 2023, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $35 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
For the six months ended August 31, 2023, recoupment in the amount of $60 thousand was paid to the Adviser.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by May 31, 2024.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund  has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
Expires
2024*
Expires
2026
Expires
2027 Total
Victory Cornerstone Aggressive Fund ...................................... $ 179 $ 47 $ 6 $ 232

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolio III
21
(Unaudited)
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolio III
22
(Unaudited)
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the ended August 31, 2023, were as follows (amounts in thousands):
Short-Term
Amount Total
Victory Cornerstone Aggressive Fund ...................................................... $ (1,703) $ (1,703)

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolio III
23
(Unaudited)
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2023
Dividend
Income
Victory Cornerstone Aggressive
Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 31,488 $ 2,551 $ — $ — $ — $ (16) $ 34,023 $ 499
VictoryShares Core Plus
Intermediate Bond ETF ........ 6,467 971 — — — (43) 7,395 144
VictoryShares Emerging Markets
Value Momentum ETF ......... 643 — — — — 28 671 27
VictoryShares Short-Term Bond
ETF ...................... 5,046 — — — — 19 5,065 112
$ 43,644 $ 3,522 $ — $ — $ — $ (12)
$ 47,154
$ 782

Supplemental Information
August 31, 2023
Victory Portfolios III
24
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Cornerstone Aggressive Fund ......... $ 1,000.00 $ 1,057.10 $ 1,019.61 $ 5.69 $ 5.58 1.10%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97452-1023

August 31, 2023
Semi Annual Report
Victory Cornerstone Conservative Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
7
Notes to Financial Statements 8
Supplemental Information
Proxy Voting and Portfolio Holdings Information
15
Expense Example
15
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Cornerstone Conservative Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks current income and also considers the potential for capital appreciation.
Top 10 Holdings*:
August 31, 2023
(% of Net Assets)
Asset Allocation*:
August 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory Core Plus Intermediate Bond Fund Institutional Shares
22.6%
VictoryShares Short-Term Bond ETF
15.8%
Victory Government Securities Fund Institutional Shares
12.8%
Victory Income Fund Institutional Shares
8.4%
VictoryShares Core Intermediate Bond ETF
7.3%
Victory High Income Fund Institutional Shares
5.3%
Victory 500 Index Fund Reward Shares
4.2%
Victory Market Neutral Income Fund Institutional Shares
3.7%
Victory International Fund Institutional Shares
3.4%
Victory Target Managed Allocation Fund
2.7%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Cornerstone Conservative Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Affiliated Exchange-Traded Funds (29.9%)
VictoryShares Core Intermediate Bond ETF .................................... 334,133 $ 15,250
VictoryShares Emerging Markets Value Momentum ETF .......................... 55,618 2,331
VictoryShares Free Cash Flow ETF .......................................... 60,000 1,583
VictoryShares International Value Momentum ETF ............................... 113,561 4,918
VictoryShares Short-Term Bond ETF ......................................... 669,201 32,864
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 18,550 1,269
VictoryShares US Value Momentum ETF ...................................... 30,995 1,984
VictoryShares Westend U.S. Sector ETF ...................................... 59,845 1,867
Total Affiliated Exchange-Traded Funds (Cost $64,332)
a
a
a
62,066
Affiliated Mutual Funds (69.9%)
Victory 500 Index Fund Reward Shares ....................................... 149,157 8,630
Victory Core Plus Intermediate Bond Fund Institutional Shares ...................... 5,207,826 46,922
Victory Emerging Markets Fund Institutional Shares .............................. 122,411 2,338
Victory Government Securities Fund Institutional Shares ........................... 3,054,454 26,604
Victory Growth Fund Institutional Shares ...................................... 22,296 709
Victory High Income Fund Institutional Shares .................................. 1,642,789 11,073
Victory Income Fund Institutional Shares ...................................... 1,572,126 17,529
Victory Income Stock Fund Institutional Shares ................................. 123,344 2,218
Victory International Fund Institutional Shares .................................. 283,568 6,993
Victory Market Neutral Income Fund Institutional Shares .......................... 903,889 7,683
Victory Nasdaq-100 Index Fund Class R6 ..................................... 81,801 3,254
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 62,365 1,045
Victory Short-Term Bond Fund Institutional Shares ............................... 355,210 3,111
Victory Small Cap Stock Fund Institutional Shares ............................... 107,363 1,368
Victory Target Managed Allocation Fund ...................................... 607,015 5,512
Total Affiliated Mutual Funds (Cost $153,653)
a
a
a
144,989
Total Investments (Cost $217,985) — 99.8% 207,055
Other assets in excess of liabilities — 0.2% 359
NET ASSETS - 100.00% $ 207,414
At August 31, 2023, the foreign securities held by the underlying Funds were 11.7% of net assets.
ETF—Exchange-Traded Fund

Statement of Assets and Liabilities
August 31, 2023
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Conservative Fund
Assets:
Affiliated investments, at value (Cost $217,985) $ 207,055
Cash 493
Receivables:
Capital shares issued 240
Prepaid expenses 12
Total Assets 207,800
Liabilities:
Payables:
Capital shares redeemed 341
Payable to Adviser 1
Accrued expenses and other payables:
Custodian fees 1
Compliance fees — (a)
Trustees' fees — (a)
Other accrued expenses 43
Total Liabilities 386
Commitments and contingencies (Note 4 )
Net Assets:
Capital 217,968
Total accumulated earnings/(loss) (10,554)
Net Assets $ 207,414
Shares (unlimited number of shares authorized with no par value): 20,280
Net asset value, offering and redemption price per share:(b) $ 10 .23
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Conservative
Fund
Investment Income:
Dividends from affiliated investments
$ 3,701
Interest from unaffiliated investments 10
Securities lending (net of fees) — (a)
Total Income 3,711
Expenses:
Sub-Administration fees 9
Custodian fees 3
Trustees' fees 24
Compliance fees 1
Printing fees 13
Legal and audit fees 29
State registration and filing fees 12
Other expenses 7
Recoupment of prior expenses waived/reimbursed by Adviser 5
Total Expenses 103
Net Investment Income (Loss) 3,608
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 80
Net change in unrealized appreciation/depreciation on affiliated investment securities 2,775
Net realized/unrealized gains (losses) on investments 2,855
Change in net assets resulting from operations $ 6,463
(a)
Rounds to less than $1 thousand.

6
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Conservative Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income  (Loss) $ 3,608 $ 4,907 $ 6,515
Net realized gains (losses) 80 (518) 4,004
Net change in unrealized appreciation/depreciation 2,775 (9,153) (25,778)
Change in net assets resulting from operations 6,463 (4,764) (15,259)
Change in net assets resulting from distributions to shareholders (3,920) (7,626) (9,581)
Change in net assets resulting from capital transactions (2,643) (3,233) 4,027
Change in net assets (100) (15,623) (20,813)
Net Assets:
Beginning of period 207,514 223,137 243,950
End of period $ 207,414 $ 207,514 $ 223,137
Capital Transactions:
Proceeds from shares issued $ 13,111 $ 21,361 $ 60,512
Distributions reinvested 3,892 7,574 9,518
Cost of shares redeemed (19,646) (32,168) (66,003)
Change in net assets resulting from capital transactions $ (2,643) $ (3,233) $ 4,027
Share Transactions:
Issued 1,289 2,088 5,222
Reinvested 385 751 819
Redeemed (1,929) (3,156) (5,759)
Change in Shares (255) (317) 282
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
7
See notes to financial statements.
Victory Cornerstone Conservative Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $10.11 $10.70 $11.86 $10.96 $10.72 $10.64
Investment Activities:
Net investment income (loss) 0.18(b) 0.24(b) 0.31(b) 0.30(b) 0.32(b) 0.32
Net realized and unrealized gains (losses) 0.13 (0.46) (1.01) 1.03 0.25 0.08
Total from Investment Activities 0.31 (0.22) (0.70) 1.33 0.57 0.40
Distributions to Shareholders from:
Net investment income (0.19) (0.19) (0.31) (0.31) (0.33) (0.32)
Net realized gains — (0.18) (0.15) (0.12) — —
Total Distributions (0.19) (0.37) (0.46) (0.43) (0.33) (0.32)
Net Asset Value, End of Period $10.23 $10.11 $10.70 $11.86 $10.96 $10.72
Total Return(c)(d) 3.11% (2.00)% (6.19)% 12.28% 5.45% 3.84%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.10% 0.10% 0.08% 0.10% 0.09% 0.10%
Net Investment Income (Loss)(e) 3.43% 3.09% 2.68% 2.61% 2.92% 2.99%
Gross Expenses(e)(f) 0.10% 0.12% 0.08% 0.10% 0.10% 0.12%
Supplemental Data:
Net Assets at end of period (000's) $207,414 $207,514 $223,137 $243,950 $205,950 $193,265
Portfolio Turnover(c) 8% 2% 11% 15% 8% 22%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
8
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Cornerstone Conservative Fund (the “Fund”).  The Fund is classified as diversified under the 1940 Act. The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds ("ETFs")  managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund.
VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
The Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the
Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
9
(Unaudited)
As of August 31, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral
requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income
(net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2023, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Level 1 Level 2 Level 3 Total
Victory Cornerstone Conservative Fund
Affiliated Exchange-Traded Funds .................................. $ 62,066 $ — $ — $ 62,066
Affiliated Mutual Funds ......................................... 144,989 — — 144,989
Total ....................................................... $ 207,055 $ — $ — $ 207,055

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
10
(Unaudited)
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.  The Adviser does not receive any fees from the Fund for these services.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Fund for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA does not receive any fees from the Fund for these services.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
Excluding U.S. Government
Securities
Purchases Sales
Victory Cornerstone Conservative Fund .......................................................... $ 15,841 $ 18,757

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
11
(Unaudited)
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2023, the expense limit (excluding voluntary waivers) was 0.10%.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
For the six months ended August 31, 2023, recoupment in the amount of $5 thousand was paid to the Adviser.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund  has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the
Expires
2026 Total
Victory Cornerstone Conservative Fund ............................................................. $ 18 $ 18

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
12
(Unaudited)
possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the ended August 31, 2023, were as follows (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
Victory Cornerstone Conservative Fund ...................................... $ (22) $ (399) $ (421)

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
13
(Unaudited)
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/Depreciation
Fair Value
8/31/2023
Dividend
Income
Victory Cornerstone
Conservative Fund
Victory 500 Index Fund Reward
Shares ................. $ 8,920 $ 57 $ (1,494) $ 86 $ — $ 1,061 $ 8,630 $ 58
Victory Core Plus Intermediate
Bond Fund Institutional Shares 40,843 6,401 — — — (322) 46,922 901
Victory Emerging Markets
Fund Institutional Shares ... 2,175 — — — — 163 2,338 —
Victory Government Securities
Fund Institutional Shares ... 31,771 467 (5,523) (675) — 564 26,604 467
Victory Growth Fund
Institutional Shares ........ 1,585 — (1,196) 300 — 20 709 —
Victory High Income Fund
Institutional Shares ........ 11,614 378 (999) (204) — 284 11,073 377
Victory Income Fund
Institutional Shares ........ 17,919 325 (632) (85) — 2 17,529 325
Victory Income Stock Fund
Institutional Shares ........ 1,723 425 — — — 70 2,218 24
Victory International Fund
Institutional Shares ........ 7,163 — (499) (34) — 363 6,993 —
Victory Market Neutral Income
Fund Institutional Shares ... 4,664 3,074 — — — (55) 7,683 174
Victory Nasdaq-100 Index Fund
Class R6 ............... 1,519 1,200 — — — 535 3,254 —
Victory Precious Metals and
Minerals Fund Institutional
Shares ................. 996 — — — — 49 1,045 —
Victory Short-Term Bond Fund
Institutional Shares ........ 6,635 102 (3,616) (191) — 181 3,111 102
Victory Small Cap Stock Fund
Institutional Shares ........ 1,354 — — — — 14 1,368 —
Victory Target Managed
Allocation Fund .......... 5,245 — — — — 267 5,512 —
Victory Value Fund Institutional
Shares ................. 1,525 — (1,538) 94 — (81) — —
VictoryShares Core
Intermediate Bond ETF .... 15,247 — — — — 3 15,250 236
VictoryShares Emerging
Markets Value Momentum ETF 2,236 — — — — 95 2,331 94
VictoryShares Free Cash Flow
ETF .................. — 1,611 — — — (28) 1,583 1
VictoryShares International
Value Momentum ETF ..... 4,842 — — — — 76 4,918 158
VictoryShares Short-Term Bond
ETF .................. 32,737 — — — — 127 32,864 724
VictoryShares US Small Mid
Cap Value Momentum ETF .. 1,237 — — — — 32 1,269 10
VictoryShares US Value
Momentum ETF ......... 5,166 — (3,260) 789 — (711) 1,984 46
VictoryShares Westend U.S.
Sector ETF ............. — 1,801 — — — 66 1,867 4
$ 207,116 $ 15,841 $ (18,757) $ 80 $ — $ 2,775
$ 207,055
$ 3,701

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
14
(Unaudited)
paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Supplemental Information
August 31, 2023
Victory Portfolios III
15
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Cornerstone Conservative Fund ........ $ 1,000.00 $ 1,031.10 $ 1,024.63 $ 0.51 $ 0.51 0.10%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97450-1023

August 31, 2023
Semi Annual Report
Victory Cornerstone Equity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
7
Notes to Financial Statements 8
Supplemental Information
Proxy Voting and Portfolio Holdings Information
14
Expense Example
14
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Cornerstone Equity Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation over the long term.
Top 10 Holdings*:
August 31, 2023
(% of Net Assets)
Asset Allocation*:
August 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory 500 Index Fund Reward Shares
21.0%
Victory International Fund Institutional Shares
15.8%
VictoryShares International Value Momentum ETF
10.6%
VictoryShares Westend US Sector ETF
7.5%
Victory Nasdaq-100 Index Fund Class R6
7.4%
Victory Target Managed Allocation Fund
6.5%
VictoryShares US Value Momentum ETF
5.5%
VictoryShares Emerging Markets Value Momentum ETF
5.4%
VictoryShares Free Cash Flow ETF
4.9%
Victory Emerging Markets Fund Institutional Shares
4.9%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Cornerstone Equity Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
l
Security Description Shares Value
Affiliated Exchange-Traded Funds (37.2%)
VictoryShares Emerging Markets Value Momentum ETF .......................... 266,858 $ 11,184
VictoryShares Free Cash Flow ETF(a) ........................................ 392,000 10,342
VictoryShares International Value Momentum ETF ............................... 508,745 22,033
VictoryShares US Small Mid Cap Value Momentum ETF .......................... 100,558 6,881
VictoryShares US Value Momentum ETF ...................................... 179,156 11,467
VictoryShares Westend U.S. Sector ETF ...................................... 505,530 15,770
Total Affiliated Exchange-Traded Funds (Cost $76,327)
a
a
a
77,677
Affiliated Mutual Funds (62.6%)
Victory 500 Index Fund Reward Shares ....................................... 759,748 43,959
Victory Emerging Markets Fund Institutional Shares .............................. 537,747 10,271
Victory Income Stock Fund Institutional Shares ................................. 506,141 9,100
Victory International Fund Institutional Shares .................................. 1,339,030 33,021
Victory Nasdaq-100 Index Fund Class R6 ..................................... 387,242 15,404
Victory Precious Metals and Minerals Fund Institutional Shares ...................... 44,799 751
Victory Small Cap Stock Fund Institutional Shares ............................... 376,795 4,800
Victory Target Managed Allocation Fund ...................................... 1,487,760 13,509
Total Affiliated Mutual Funds (Cost $110,587)
a
a
a
130,815
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.23%(b) ........ 31,725 32
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.25%(b) ............ 31,725 32
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(b) ............... 31,725 31
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(b) . 31,725 32
Total Collateral for Securities Loaned (Cost $127)
a
a
a
127
Total Investments (Cost $187,041) — 99.9% 208,619
Other assets in excess of liabilities — 0.1% 115
NET ASSETS - 100.00% $ 208,734
At August 31, 2023, the foreign securities held by the underlying Funds were 36.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on August 31, 2023.
ETF—Exchange-Traded Fund

Statement of Assets and Liabilities
August 31, 2023
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone Equity
Fund
Assets:
Affiliated investments, at value (Cost $186,914) $ 208,492 (a)
Unaffiliated investments, at value (Cost $127) 127
Cash 1,217
Receivables:
Interest —(b)
Capital shares issued 44
Prepaid expenses 13
Total Assets 209,893
Liabilities:
Payables:
Collateral received on loaned securities 127
Investments purchased 915
Capital shares redeemed 70
Payable to Adviser —(b)
Accrued expenses and other payables:
Custodian fees —(b)
Compliance fees —(b)
Trustees' fees —(b)
Other accrued expenses 47
Total Liabilities 1,159
Commitments and contingencies (Note 4 )
Net Assets:
Capital 179,078
Total accumulated earnings/(loss) 29,656
Net Assets $ 208,734
Shares (unlimited number of shares authorized with no par value): 13,579
Net asset value, offering and redemption price per share:(c) $ 15.37
(a) Includes $124 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Equity Fund
Investment Income:
Dividends from affiliated investments
$ 1,940
Interest from unaffiliated investments 8
Securities lending (net of fees) —(a)
Total Income 1,948
Expenses:
Sub-Administration fees 9
Custodian fees 3
Trustees' fees 24
Compliance fees 1
Printing fees 16
Legal and audit fees 28
State registration and filing fees 10
Other expenses 8
Recoupment of prior expenses waived/reimbursed by Adviser 3
Total Expenses 102
Expenses waived/reimbursed by Adviser —(a)
Net Investment Income (Loss) 1,846
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities 4,204
Net change in unrealized appreciation/depreciation on affiliated investment securities 10,171
Net realized/unrealized gains (losses) on investments 14,375
Change in net assets resulting from operations $ 16,221
(a)
Rounds to less than $1 thousand.

6
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Equity Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income  (Loss) $ 1,846 $ 3,128 $ 6,930
Net realized gains (losses) 4,204 2,265 10,451
Net change in unrealized appreciation/depreciation 10,171 (11,078) (31,549)
Change in net assets resulting from operations 16,221 (5,685) (14,168)
Change in net assets resulting from distributions to shareholders — (12,498) (10,625)
Change in net assets resulting from capital transactions (5,713) 8,500 466
Change in net assets 10,508 (9,683) (24,327)
Net Assets:
Beginning of period 198,226 207,909 232,236
End of period $ 208,734 $ 198,226 $ 207,909
Capital Transactions:
Proceeds from shares issued $ 10,237 $ 13,374 $ 27,268
Distributions reinvested — 12,470 10,602
Cost of shares redeemed (15,950) (17,344) (37,404)
Change in net assets resulting from capital transactions $ (5,713) $ 8,500 $ 466
Share Transactions:
Issued 692 929 1,585
Reinvested — 902 608
Redeemed (1,076) (1,205) (2,174)
Change in Shares (384) 626 19
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
7
See notes to financial statements.
Victory Cornerstone Equity Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $14.20 $15.59 $17.44 $13.28 $13.90 $15.49
Investment Activities:
Net investment income (loss) 0.13(b) 0.23(b) 0.52(b) 0.27(b) 0.34(b) 0.26
Net realized and unrealized gains (losses) 1.04 (0.68) (1.56) 5.16 (0.24) (0.99)
Total from Investment Activities 1.17 (0.45) (1.04) 5.43 0.10 (0.73)
Distributions to Shareholders from:
Net investment income — (0.25) (0.59) (0.20) (0.32) (0.25)
Net realized gains — (0.69) (0.22) (1.07) (0.40) (0.61)
Total Distributions — (0.94) (0.81) (1.27) (0.72) (0.86)
Net Asset Value, End of Period $15.37 $14.20 $15.59 $17.44 $13.28 $13.90
Total Return(c)(d) 8.24% (2.66)% (6.41)% 42.26% 0.14% (4.35)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.10% 0.10% 0.09% 0.10% 0.10% 0.10%
Net Investment Income (Loss)(e) 1.80% 2.15% 3.04% 1.74% 2.38% 1.79%
Gross Expenses(e)(f) 0.10% 0.12% 0.09% 0.11% 0.10% 0.13%
Supplemental Data:
Net Assets at end of period (000's) $208,734 $198,226 $207,909 $232,236 $191,013 $202,288
Portfolio Turnover(c) 12% 6% 12% 5% 6% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
8
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Cornerstone Equity Fund (the “Fund”).  The Fund is classified as diversified under the 1940 Act. The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds
("ETFs")  managed by the Fund's Adviser, Victory Capital Management Inc. ("VCM" or the "Adviser"), an affiliate of the Fund.
VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
The Fund may rely on various exemptions contained in the 1940 Act and in exemptive rules or orders thereunder issued by the Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value
(“NAV”) at the end of each business day. These valuations are typically categorized as Level 1 in the fair value hierarchy.
The underlying affiliated Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the
Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
9
(Unaudited)
As of August 31, 2023, there were no transfers into/out of Level 3.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.  Gains or losses realized on sales of securities are recorded on the identified cost basis.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral
requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income
(net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2023.
Level 1 Level 2 Level 3 Total
Victory Cornerstone Equity Fund
Affiliated Exchange-Traded Funds .................................. $ 77,677 $ — $ — $ 77,677
Affiliated Mutual Funds ......................................... 130,815 — — 130,815
Collateral for Securities Loaned ................................... 127 — — 127
Total ....................................................... $ 208,619 $ — $ — $ 208,619
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory Cornerstone Equity Fund ...................................... $ 124 $ — $ 127

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
10
(Unaudited)
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.  The Adviser does not receive any fees from the Fund for these services.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Fund for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  VCTA does not receive any fees from the Fund for these services.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Excluding U.S. Government
Securities
Purchases Sales
Victory Cornerstone Equity Fund ............................................................... $ 24,493 $ 28,032

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
11
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2023, the expense limit (excluding voluntary waivers) was 0.10%.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
For the six months ended August 31, 2023, recoupment in the amount of $3 thousand was paid to the Adviser.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Equity Risk —The Fund may invest in underlying affiliated funds that invest in equity securities.  The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee
Expires
2026 Total
Victory Cornerstone Equity Fund .................................................................. $ 27 $ 27

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
12
(Unaudited)
incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
13
(Unaudited)
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the ended August 31, 2023, were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2023
Dividend
Income
Victory Cornerstone Equity Fund
Victory 500 Index Fund Reward
Shares ..................... $ 40,801 $ 288 $ (2,795) $ (176) $ — $ 5,841 $ 43,959 $ 288
Victory Emerging Markets Fund
Institutional Shares ............ 9,556 — — — — 715 10,271 —
Victory Growth Fund Institutional
Shares ..................... 3,165 — (3,684) 1,541 — (1,022) — —
Victory Income Stock Fund
Institutional Shares ............ 8,112 706 — — — 282 9,100 106
Victory International Fund
Institutional Shares ............ 30,222 1,498 — — — 1,301 33,021 —
Victory Nasdaq-100 Index Fund
Class R6 ................... 7,991 4,925 — — — 2,488 15,404 —
Victory Precious Metals and
Minerals Fund Institutional Shares . 715 — — — — 36 751 —
Victory Small Cap Stock Fund
Institutional Shares ............ 5,563 — (803) (181) — 221 4,800 —
Victory Target Managed Allocation
Fund ...................... 12,854 — — — — 655 13,509 —
Victory Value Fund Institutional
Shares ..................... 4,037 — (4,021) 264 — (280) — —
VictoryShares Emerging Markets
Value Momentum ETF ......... 10,730 — — — — 454 11,184 449
VictoryShares Free Cash Flow ETF — 10,465 — — — (123) 10,342 5
VictoryShares International Value
Momentum ETF ............. 23,670 — (2,076) (380) — 819 22,033 744
VictoryShares US Small Mid Cap
Value Momentum ETF ......... 6,705 — — — — 176 6,881 54
VictoryShares US Value Momentum
ETF ...................... 25,814 — (14,653) 3,136 — (2,830) 11,467 237
VictoryShares Westend U.S. Sector
ETF ...................... 7,721 6,611 — — — 1,438 15,770 57
$ 197,656 $ 24,493 $ (28,032) $ 4,204 $ — $ 10,171
$ 208,492
$ 1,940

Supplemental Information
August 31, 2023
Victory Portfolios III
14
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Cornerstone Equity Fund
Fund Shares ............................
$ 1,000.00 $ 1,082.40 $ 1,024.63 $ 0.52 $ 0.51 0.10%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97453-1023

August 31, 2023
Semi Annual Report
Victory Cornerstone Moderate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
8
Statement of Operations
9
Statemenst of Changes in Net Assets
10
Financial Highlights
11
Notes to Financial Statements 12
Supplemental Information
Proxy Voting and Portfolio Holdings Information
20
Expense Example
20
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Cornerstone Moderate Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks high total return.
Asset Allocation*:
August 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Cornerstone Moderate Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (18.7%)
Communication Services (1.7%):
Alphabet, Inc. , Class C (a) ................................................. 44,288 $ 6,083
AT&T, Inc. ........................................................... 79,871 1,181
Comcast Corp. , Class A .................................................. 31,191 1,458
Meta Platforms, Inc. , Class A (a) ............................................ 21,626 6,399
Netflix, Inc. (a) ......................................................... 3,177 1,378
Sirius XM Holdings, Inc. (b) ............................................... 180,804 796
Verizon Communications, Inc. .............................................. 33,753 1,181
18,476
Consumer Discretionary (1.4%):
AutoZone, Inc. (a) ....................................................... 719 1,820
Best Buy Co., Inc. ...................................................... 11,617 888
Ford Motor Co. ........................................................ 109,940 1,333
General Motors Co. ..................................................... 31,432 1,053
Lennar Corp. , Class A .................................................... 9,497 1,131
Lowe's Cos., Inc. ....................................................... 4,815 1,110
McDonald's Corp. ...................................................... 4,120 1,158
O'Reilly Automotive, Inc. (a) ............................................... 1,980 1,861
Starbucks Corp. ........................................................ 9,906 965
The Home Depot, Inc. ................................................... 10,556 3,487
Ulta Beauty, Inc. (a) ..................................................... 1,819 755
15,561
Consumer Staples (0.9%):
Altria Group, Inc. ....................................................... 43,796 1,937
Colgate-Palmolive Co. ................................................... 11,486 844
Kimberly-Clark Corp. .................................................... 6,331 816
PepsiCo, Inc. .......................................................... 6,754 1,202
Philip Morris International, Inc. ............................................. 10,985 1,055
The Kraft Heinz Co. ..................................................... 26,338 871
The Kroger Co. ........................................................ 12,806 594
Walgreens Boots Alliance, Inc. ............................................. 31,976 809
Walmart, Inc. .......................................................... 8,085 1,315
9,443
Energy (1.0%):
APA Corp. ............................................................ 23,653 1,037
Chevron Corp. ......................................................... 8,527 1,374
Devon Energy Corp. ..................................................... 16,990 868
EOG Resources, Inc. .................................................... 7,879 1,013
Exxon Mobil Corp. ..................................................... 14,631 1,627
Marathon Oil Corp. ..................................................... 42,170 1,111
Marathon Petroleum Corp. ................................................ 17,976 2,566
Valero Energy Corp. ..................................................... 9,277 1,205
10,801
Financials (2.3%):
Aflac, Inc. ............................................................ 13,601 1,014
Annaly Capital Management, Inc. ........................................... 1,754 36
Aon PLC , Class A ...................................................... 2,835 945
Apollo Global Management, Inc. ............................................ 13,625 1,190
Arch Capital Group Ltd. (a) ................................................ 12,006 923
Capital One Financial Corp. ............................................... 10,144 1,039
FactSet Research Systems, Inc. ............................................. 2,083 909
Fiserv, Inc. (a) .......................................................... 8,045 977
JPMorgan Chase & Co. .................................................. 21,523 3,149
Marsh & McLennan Cos., Inc. ............................................. 5,314 1,036
Mastercard, Inc. , Class A ................................................. 7,161 2,955
Morgan Stanley ........................................................ 26,036 2,217
MSCI, Inc. ........................................................... 1,836 998
Regions Financial Corp. .................................................. 45,916 842
T. Rowe Price Group, Inc. ................................................. 7,764 871

Victory Portfolios III
Victory Cornerstone Moderate Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
The Bank of New York Mellon Corp. ......................................... 24,896 $ 1,117
The Goldman Sachs Group, Inc. ............................................ 3,563 1,168
U.S. Bancorp .......................................................... 33,546 1,225
Visa, Inc. , Class A ...................................................... 6,399 1,572
Willis Towers Watson PLC ................................................ 3,944 816
24,999
Health Care (2.7%):
AbbVie, Inc. .......................................................... 18,507 2,720
Amgen, Inc. ........................................................... 8,819 2,261
Bristol-Myers Squibb Co. ................................................. 17,596 1,085
Cencora, Inc. .......................................................... 9,956 1,752
Centene Corp. (a) ....................................................... 15,883 979
CVS Health Corp. ...................................................... 16,121 1,051
Elevance Health, Inc. .................................................... 2,518 1,113
Eli Lilly & Co. ......................................................... 6,488 3,596
Gilead Sciences, Inc. .................................................... 27,121 2,074
HCA Healthcare, Inc. .................................................... 3,464 961
IDEXX Laboratories, Inc. (a) ............................................... 1,818 930
McKesson Corp. ....................................................... 747 308
Medtronic PLC ........................................................ 12,765 1,040
Merck & Co., Inc. ...................................................... 11,544 1,258
Mettler-Toledo International, Inc. (a) ......................................... 587 712
Pfizer, Inc. ............................................................ 33,784 1,195
The Cigna Group ....................................................... 4,363 1,205
Thermo Fisher Scientific, Inc. .............................................. 2,170 1,209
UnitedHealth Group, Inc. ................................................. 3,176 1,514
Vertex Pharmaceuticals, Inc. (a) ............................................. 2,923 1,018
Waters Corp. (a) ........................................................ 3,046 855
28,836
Industrials (2.2%):
3M Co. .............................................................. 10,565 1,127
Cintas Corp. .......................................................... 3,814 1,923
Copart, Inc. (a) ......................................................... 20,688 927
Cummins, Inc. ......................................................... 4,733 1,089
Deere & Co. .......................................................... 2,786 1,145
Expeditors International of Washington, Inc. .................................... 6,057 707
Fastenal Co. ........................................................... 15,379 886
FedEx Corp. .......................................................... 4,697 1,226
General Dynamics Corp. .................................................. 5,082 1,152
Illinois Tool Works, Inc. .................................................. 4,026 996
Lockheed Martin Corp. ................................................... 4,341 1,946
Old Dominion Freight Line, Inc. ............................................ 2,757 1,178
Otis Worldwide Corp. .................................................... 10,628 909
PACCAR, Inc. ......................................................... 27,411 2,256
Parker-Hannifin Corp. ................................................... 2,748 1,146
Trane Technologies PLC .................................................. 5,342 1,096
United Parcel Service, Inc. , Class B .......................................... 6,655 1,127
United Rentals, Inc. ..................................................... 2,943 1,402
W.W. Grainger, Inc. ..................................................... 2,602 1,858
24,096
Information Technology (4.6%):
Adobe, Inc. (a) ......................................................... 4,263 2,384
Apple, Inc. ........................................................... 46,908 8,813
Arista Networks, Inc. (a) .................................................. 6,339 1,238
Broadcom, Inc. ........................................................ 4,006 3,697
Cadence Design Systems, Inc. (a) ............................................ 4,505 1,083
Cisco Systems, Inc. ..................................................... 73,289 4,203
Cognizant Technology Solutions Corp. , Class A ................................. 15,701 1,124
Fair Isaac Corp. (a) ...................................................... 1,072 970
Fortinet, Inc. (a) ........................................................ 25,953 1,563
Hewlett Packard Enterprise Co. ............................................. 69,726 1,185

Victory Portfolios III
Victory Cornerstone Moderate Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
HP, Inc. .............................................................. 33,470 $ 994
Intel Corp. ............................................................ 38,408 1,350
International Business Machines Corp. ........................................ 9,075 1,333
KLA Corp. ........................................................... 2,115 1,061
Micron Technology, Inc. .................................................. 16,760 1,172
Microsoft Corp. ........................................................ 24,147 7,914
Motorola Solutions, Inc. .................................................. 3,197 907
NVIDIA Corp. ......................................................... 6,775 3,344
ON Semiconductor Corp. (a) ............................................... 10,816 1,065
Oracle Corp. .......................................................... 11,131 1,340
Qualcomm, Inc. ........................................................ 11,236 1,287
ServiceNow, Inc. (a) ..................................................... 401 236
Texas Instruments, Inc. ................................................... 7,224 1,214
VeriSign, Inc. (a) ........................................................ 3,673 763
50,240
Materials (0.9%):
CF Industries Holdings, Inc. ............................................... 1,383 107
Linde PLC ............................................................ 3,170 1,227
LyondellBasell Industries NV , Class A ........................................ 11,144 1,101
Nucor Corp. ........................................................... 13,673 2,353
PPG Industries, Inc. ..................................................... 6,479 918
Steel Dynamics, Inc. ..................................................... 13,117 1,398
The Mosaic Co. ........................................................ 27,807 1,080
The Sherwin-Williams Co. ................................................ 4,032 1,096
9,280
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc. ......................................... 636 74
American Homes 4 Rent , Class A ........................................... 1,623 59
American Tower Corp. ................................................... 2,376 431
AvalonBay Communities, Inc. .............................................. 708 130
Camden Property Trust ................................................... 487 52
CBRE Group, Inc. , Class A (a) .............................................. 1,679 143
Crown Castle, Inc. ...................................................... 2,209 222
Equinix, Inc. .......................................................... 470 367
Equity LifeStyle Properties, Inc. ............................................ 879 59
Equity Residential ...................................................... 1,868 121
Essex Property Trust, Inc. ................................................. 327 78
Gaming and Leisure Properties, Inc. ......................................... 1,390 66
Healthpeak Properties, Inc. ................................................ 2,671 55
Invitation Homes, Inc. ................................................... 2,844 97
Iron Mountain, Inc. ..................................................... 1,461 93
Kimco Realty Corp. ..................................................... 3,379 64
Medical Properties Trust, Inc. (b) ............................................ 2,885 21
Mid-America Apartment Communities, Inc. .................................... 574 83
Prologis, Inc. .......................................................... 4,722 587
Public Storage ......................................................... 803 222
Realty Income Corp. .................................................... 3,102 174
Regency Centers Corp. ................................................... 861 54
SBA Communications Corp. ............................................... 560 126
Simon Property Group, Inc. ............................................... 1,694 192
Sun Communities, Inc. ................................................... 501 61
UDR, Inc. ............................................................ 1,487 59
Ventas, Inc. ........................................................... 1,882 82
VICI Properties, Inc. .................................................... 5,277 163
Vornado Realty Trust .................................................... 808 19
Welltower, Inc. ......................................................... 2,095 174
Weyerhaeuser Co. ...................................................... 3,701 121
WP Carey, Inc. ......................................................... 880 57
Zillow Group, Inc. , Class C (a) .............................................. 1,120 58
4,364

Victory Portfolios III
Victory Cornerstone Moderate Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.6%):
Consolidated Edison, Inc. ................................................. 9,467 $ 842
DTE Energy Co. ....................................................... 7,618 788
Edison International ..................................................... 13,007 896
Entergy Corp. ......................................................... 10,028 955
Exelon Corp. .......................................................... 25,678 1,030
Sempra .............................................................. 12,420 872
The AES Corp. ........................................................ 38,871 697
UGI Corp. ............................................................ 2,713 68
6,148
Total Common Stocks (Cost $159,046)
a
a
a
202,244
Principal Amount
U.S. Treasury Obligations (0.9%)
U.S. Treasury Notes , 3 .88% , 3/31/25 (c) ....................................... $ 9,963 9,782
Total U.S. Treasury Obligations (Cost $9,991)
a
a
a
9,782
Shares
Exchange-Traded Funds (46.0%)
Invesco DB Commodity Index Tracking Fund (b) ................................ 114,500 2,815
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 335,920 15,103
Invesco FTSE RAFI Emerging Markets ETF ................................... 686,690 12,649
iShares 0-5 Year TIPS Bond ETF ............................................ 124,556 12,138
iShares 1-3 Year Treasury Bond ETF ......................................... 193,344 15,707
iShares 20+ Year Treasury Bond ETF ......................................... 156,763 15,150
iShares 7-10 Year Treasury Bond ETF (b) ...................................... 157,989 14,977
iShares Core MSCI EAFE ETF ............................................. 123,049 8,233
iShares Core MSCI Emerging Markets ETF .................................... 384,969 18,887
iShares Core S&P 500 ETF ................................................ 53,555 24,244
iShares Core S&P Small-Cap ETF ........................................... 365,242 36,809
iShares Core US Aggregate Bond ETF ........................................ 152,770 14,788
iShares JP Morgan USD Emerging Markets Bond ETF (b) .......................... 86,421 7,408
iShares MSCI Canada ETF ................................................ 111,547 3,870
iShares MSCI International Momentum Factor ETF .............................. 401,271 13,101
iShares MSCI International Quality Factor ETF ................................. 457,001 16,009
iShares MSCI Japan ETF ................................................. 457,567 28,204
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 920,892 24,468
Schwab Fundamental International Large Co. Index ETF (b) ........................ 1,549,839 50,184
Schwab Fundamental International Small Co. Index ETF ........................... 266,700 8,969
SPDR Gold Shares (a) (b) .................................................. 85,129 15,325
SPDR S&P Emerging Markets SmallCap ETF .................................. 34,497 1,876
VanEck Gold Miners ETF ................................................. 58,640 1,716
Vanguard FTSE All-World ex-U.S. ETF ....................................... 108,727 5,869
Vanguard FTSE Developed Markets ETF ...................................... 728,719 33,339
Vanguard FTSE Europe ETF ............................................... 331,865 20,217
Vanguard Mortgage-Backed Securities ETF .................................... 169,810 7,689
Vanguard Real Estate ETF ................................................ 55,850 4,601
Vanguard S&P 500 ETF .................................................. 52,691 21,805
Vanguard Short-Term Corporate Bond ETF .................................... 146,704 11,120
Vanguard Total Stock Market ETF ........................................... 63,780 14,283
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 59,797 2,861
Xtrackers USD High Yield Corporate Bond ETF ................................. 423,211 14,643
Total Exchange-Traded Funds (Cost $452,642)
a
a
a
499,057
Affiliated Exchange-Traded Funds (34.0%)
VictoryShares Core Intermediate Bond ETF .................................... 6,057,948 276,485
VictoryShares Core Plus Intermediate Bond ETF ................................ 3,286,188 69,996
VictoryShares Emerging Markets Value Momentum ETF .......................... 51,500 2,158

Victory Portfolios III
Victory Cornerstone Moderate Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
VictoryShares Short-Term Bond ETF ......................................... 402,475 $ 19,766
Total Affiliated Exchange-Traded Funds (Cost $425,757)
a
a
a
368,405
Collateral for Securities Loaned (3.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .23% (d) ........ 9,351,506 9,351
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .25% (d) ............ 9,351,506 9,351
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (d) ............... 9,351,506 9,352
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (d) . 9,351,506 9,352
Total Collateral for Securities Loaned (Cost $37,406)
a
a
a
37,406
Total Investments (Cost $1,084,842) — 103.1% 1,116,894
Liabilities in excess of other assets — (3.1)% (33,384)
NET ASSETS - 100.00% $ 1,083,510
At August 31, 2023, the Fund's investments in foreign securities were 23.4% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) All or a portion of this security has been segregated as collateral for derivative instruments.
(d) Rate disclosed is the daily yield on August 31, 2023.
ETF—Exchange-Traded Fund
PLC—Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 284 9/15/23 $ 13,377,373 $ 13,280,265 $ (97,108)
FTSE 100 Index Futures .............. 175 9/15/23 16,795,726 16,540,905 (254,821)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 99 9/14/23 17,560,701 17,822,931 262,230
$ (89,699)
Futures Contracts Sold
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 93 9/21/23 $ 10,595,924 $ 10,957,106 $ (361,182)
E-Mini Russell 2000 Index Futures ...... 109 9/15/23 10,572,531 10,363,720 208,811
Hang Seng Index Futures ............. 28 9/28/23 3,255,521 3,267,696 (12,175)
Swiss Market Index Futures ........... 140 9/15/23 17,780,043 17,628,397 151,646
$ (12,900)
Total unrealized appreciation $ 622,687
Total unrealized depreciation (725,286)
Total net unrealized appreciation (depreciation) $ (102,599)

Statement of Assets and Liabilities
August 31, 2023
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Moderate Fund
Assets:
Affiliated investments, at value (Cost $425,757) $ 368,405
Unaffiliated investments, at value (Cost $659,085) 748,489 (a)
Foreign currency, at value (Cost $9) 9
Cash 1,315
Deposit with broker for futures contracts 4,562
Receivables:
Interest and dividends 575
Capital shares issued 103
Investments sold 6,741
From Adviser for ETF reimbursements 286
Variation margin on open futures contracts 40
Prepaid expenses 22
Total Assets 1,130,547
Liabilities:
Payables:
Collateral received on loaned securities 37,406
Collateral received from broker for futures contracts 3,570
Investments purchased 4,379
Capital shares redeemed 564
Variation margin on open futures contracts 172
Accrued expenses and other payables:
Investment advisory fees 542
Administration fees 138
Custodian fees 10
Transfer agent fees 169
Compliance fees 1
Trustees' fees 1
Other accrued expenses 85
Total Liabilities 47,037
Commitments and contingencies (Note 4 )
Net Assets:
Capital 1,066,407
Total accumulated earnings/(loss) 17,103
Net Assets $ 1,083,510
Shares (unlimited number of shares authorized with no par value): 76,125
Net asset value, offering and redemption price per share:(b) $ 14 .23
(a) Includes $36,495 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
August 31, 2023
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Moderate Fund
Investment Income:
Dividends from affiliated investments
$ 6,301
Dividends from unaffiliated investments 8,482
Interest from unaffiliated investments 279
Securities lending (net of fees) 144
Foreign tax withholding (2)
Total Income 15,204
Expenses:
Investment advisory fees 3,232
Administration fees 822
Sub-Administration fees 30
Custodian fees 30
Transfer agent fees 980
Trustees' fees 24
Compliance fees 5
Legal and audit fees 38
State registration and filing fees 21
Other expenses 76
Total Expenses 5,258
Expenses waived/reimbursed by Adviser (573)
Net Expenses 4,685
Net Investment Income (Loss) 10,519
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from
unaffiliated
investment securities and foreign currency transactions 1,436
Net realized gains (losses) from futures contracts (2,678)
Net change in unrealized appreciation/depreciation on affiliated funds (144)
Net change in unrealized appreciation/depreciation on
unaffiliated
investment securities and foreign currency translations 32,781
Net change in unrealized appreciation/depreciation on futures contracts (1,182)
Net realized/unrealized gains (losses) on investments 30,213
Change in net assets resulting from operations $ 40,732

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderate Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,519 $ 16,431 $ 15,773
Net realized gains (losses) (1,242) (13,138) 59,583
Net change in unrealized appreciation/depreciation 31,455 (37,787) (145,278)
Change in net assets resulting from operations 40,732 (34,494) (69,922)
Change in net assets resulting from distributions to shareholders (9,807) (46,967) (85,781)
Change in net assets resulting from capital transactions (22,742) 16,880 30,079
Change in net assets 8,183 (64,581) (125,624)
Net Assets:
Beginning of period 1,075,327 1,139,908 1,265,532
End of period $ 1,083,510 $ 1,075,327 $ 1,139,908
Capital Transactions:
Proceeds from shares issued $ 35,126 $ 49,727 $ 94,555
Distributions reinvested 9,738 46,705 85,309
Cost of shares redeemed (67,606) (79,552) (149,785)
Change in net assets resulting from capital transactions $ (22,742) $ 16,880 $ 30,079
Share Transactions:
Issued 2,497 3,532 5,775
Reinvested 697 3,356 5,212
Redeemed (4,798) (5,656) (9,130)
Change in Shares (1,604) 1,232 1,857
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Cornerstone Moderate Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $13.83 $14.90 $16.96 $14.24 $14.11 $14.83
Investment Activities:
Net investment income (loss) 0.14(b) 0.21(b) 0.21(b) 0.20(b) 0.29(b) 0.30
Net realized and unrealized gains (losses) 0.39 (0.66) (1.11) 2.76 0.13 (0.31)
Total from Investment Activities 0.53 (0.45) (0.90) 2.96 0.42 (0.01)
Distributions to Shareholders from:
Net investment income (0.13) (0.17) (0.23) (0.21) (0.29) (0.29)
Net realized gains — (0.45) (0.93) (0.03) — (0.42)
Total Distributions (0.13) (0.62) (1.16) (0.24) (0.29) (0.71)
Net Asset Value, End of Period $14.23 $13.83 $14.90 $16.96 $14.24 $14.11
Total Return(c)(d) 3.83% (3.01)% (5.82)% 21.00% 2.98% 0.13%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.86% 0.87% 0.87% 0.97% 1.00% 1.00%
Net Investment Income (Loss)(e) 1.93% 2.04% 1.28% 1.29% 2.01% 2.10%
Gross Expenses(e)(f) 0.96% 0.98% 0.95% 0.98% 1.00% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $1,083,510 $1,075,327 $1,139,908 $1,265,532 $1,131,458 $1,163,374
Portfolio Turnover(c) 20% 47% 47% 53% 87% 81%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
12
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Cornerstone Moderate Fund (the “Fund”).  The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
13
(Unaudited)
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability
Level 1 Level 2 Level 3 Total
Victory Cornerstone Moderate Fund
Common Stocks ............................................... $ 202,244 $ — $ — $ 202,244
U.S. Treasury Obligations ........................................ — 9,782 — 9,782
Exchange-Traded Funds ......................................... 499,057 — — 499,057
Affiliated Exchange-Traded Funds .................................. 368,405 — — 368,405
Collateral for Securities Loaned ................................... 37,406 — — 37,406
Total ....................................................... $ 1,107,112 $ 9,782 $ — $ 1,116,894
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 622 — — 622
Liabilities:
Futures Contracts .............................................. (725) — — (725)
Total ....................................................... $ (103) $ — $ — $ (103)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
14
(Unaudited)
to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended August 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2023 (amounts in thousands):
*Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended August 31, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 622,000 (725,000)
Victory Cornerstone Moderate Fund ........................................................ $ 622 $ 725
Net Realized
Gains (Losses)
on Derivatives
Recognized as
a Result from
Operations
Net Change
in Unrealized
Appreciation/
Depreciation
on Derivatives
Recognized as a
Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (2,678,000) (1,182,000)
Victory Cornerstone Moderate Fund .................................................... $ (2,678) $ (1,182)

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
15
(Unaudited)
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory Cornerstone Moderate Fund ................................... $ 36,495 $ — $ 37,406

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
16
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended August 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Victory Cornerstone Moderate Fund .................................. $ 201,660 $ 214,768 $ 9,998 $ 14,636

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
17
(Unaudited)
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2023, the expense limit (excluding voluntary waivers) was 1.00%.
In addition, the Fund invests in affiliated VCM exchange-traded fund(s) (“affiliated ETFs”). The Fund’s advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment.  For the six months ended August 31, 2023, the Fund incurred reimbursable expenses of $573 thousand, all of which was affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as
Expenses waived/reimbursed by Adviser.  As of August 31, 2023, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $286 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
Additionally, as of August 31, 2023, there are no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund   has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk —  In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Derivatives Risk —  The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
18
(Unaudited)
fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk — The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
19
(Unaudited)
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the ended August 31, 2023, were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory Cornerstone Moderate Fund ........................................ $ (8,441) $ (1,185) $ (9,626)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2023
Dividend
Income
Victory Cornerstone Moderate
Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 276,424 $ — $ — $ — $ — $ 61 $ 276,485 $ 4,282
VictoryShares Core Plus
Intermediate Bond ETF ........ 70,358 — — — — (362) 69,996 1,527
VictoryShares Emerging Markets
Value Momentum ETF ......... 2,071 — — — — 87 2,158 87
VictoryShares Short-Term Bond
ETF ...................... 16,694 3,002 — — — 70 19,766 405
$ 365,547 $ 3,002 $ — $ — $ — $ (144)
$ 368,405
$ 6,301

Supplemental Information
August 31, 2023
Victory Portfolios III
20
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Cornerstone Moderate Fund .......... $ 1,000.00 $ 1,038.30 $ 1,020.81 $ 4.41 $ 4.37 0.86%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-235-8396
27804-1023

August 31, 2023
Semi Annual Report
Victory Cornerstone Moderately Aggressive Fund

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Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
11
Statement of Operations
12
Statements of Changes in Net Assets
13
Financial Highlights
14
Notes to Financial Statements 15
Supplemental Information
Proxy Voting and Portfolio Holdings Information
23
Expense Example
23
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation with a secondary focus on current income.
Asset Allocation*:
August 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining sectors which are each under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (24.8%)
Communication Services (2.2%):
Alphabet, Inc., Class C(a) ................................................. 130,913 $ 17,981
AT&T, Inc. ........................................................... 236,113 3,492
Bumble, Inc., Class A(a) .................................................. 9,389 158
Cogent Communications Holdings, Inc. ....................................... 4,564 322
Comcast Corp., Class A .................................................. 92,204 4,311
John Wiley & Sons, Inc., Class A ............................................ 7,880 293
Meta Platforms, Inc., Class A(a) ............................................ 63,929 18,916
Netflix, Inc.(a) ......................................................... 9,385 4,070
Sirius XM Holdings, Inc.(b) ............................................... 534,428 2,353
TEGNA, Inc. .......................................................... 20,658 341
Verizon Communications, Inc. .............................................. 99,777 3,490
Yelp, Inc.(a) ........................................................... 6,049 259
Ziff Davis, Inc.(a) ....................................................... 5,037 336
56,322
Consumer Discretionary (2.0%):
Asbury Automotive Group, Inc.(a) ........................................... 1,413 325
AutoZone, Inc.(a) ....................................................... 2,126 5,382
Best Buy Co., Inc. ...................................................... 34,343 2,625
Dillard's, Inc., Class A ................................................... 686 237
Ford Motor Co. ........................................................ 324,966 3,942
Frontdoor, Inc.(a) ....................................................... 7,815 256
General Motors Co. ..................................................... 92,914 3,114
Graham Holdings Co., Class B ............................................. 440 258
KB Home ............................................................ 5,991 304
La-Z-Boy, Inc. ......................................................... 11,385 351
Lennar Corp., Class A .................................................... 28,074 3,343
Lowe's Cos., Inc. ....................................................... 14,221 3,278
M/I Homes, Inc.(a) ...................................................... 3,046 299
MarineMax, Inc.(a) ..................................................... 3,455 115
McDonald's Corp. ...................................................... 12,179 3,424
MDC Holdings, Inc. ..................................................... 6,291 298
Meritage Homes Corp. ................................................... 2,310 321
O'Reilly Automotive, Inc.(a) ............................................... 5,854 5,501
Perdoceo Education Corp. ................................................. 20,885 346
Shoe Carnival, Inc. ...................................................... 9,266 214
Signet Jewelers Ltd. ..................................................... 4,356 327
Smith & Wesson Brands, Inc. .............................................. 10,198 120
Starbucks Corp. ........................................................ 29,258 2,851
Taylor Morrison Home Corp.(a) ............................................ 8,131 385
The Home Depot, Inc. ................................................... 31,204 10,307
Tri Pointe Homes, Inc.(a) ................................................. 10,282 320
Ulta Beauty, Inc.(a) ..................................................... 5,378 2,232
Upbound Group, Inc. .................................................... 7,208 221
Vista Outdoor, Inc.(a) .................................................... 8,976 263
50,959
Consumer Staples (1.1%):
Altria Group, Inc. ....................................................... 129,348 5,720
Colgate-Palmolive Co. ................................................... 33,955 2,495
Ingles Markets, Inc., Class A ............................................... 3,722 291
Kimberly-Clark Corp. .................................................... 18,699 2,409
PepsiCo, Inc. .......................................................... 19,966 3,552
Philip Morris International, Inc. ............................................. 32,444 3,117
The Kraft Heinz Co. ..................................................... 77,858 2,576
The Kroger Co. ........................................................ 37,854 1,756
United Natural Foods, Inc.(a) .............................................. 8,682 175
Walgreens Boots Alliance, Inc. ............................................. 94,523 2,392
Walmart, Inc. .......................................................... 23,900 3,886
Weis Markets, Inc. ...................................................... 3,876 251
28,620

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Energy (1.4%):
APA Corp. ............................................................ 69,920 $ 3,065
Arch Resources, Inc.(b) .................................................. 2,336 305
California Resources Corp. ................................................ 6,175 345
Chevron Corp. ......................................................... 24,481 3,944
Chord Energy Corp. ..................................................... 2,830 457
Civitas Resources, Inc. ................................................... 5,663 466
CONSOL Energy, Inc. ................................................... 3,379 291
Devon Energy Corp. ..................................................... 50,225 2,566
EOG Resources, Inc. .................................................... 23,293 2,996
Exxon Mobil Corp. ..................................................... 43,251 4,809
Liberty Energy, Inc. ..................................................... 18,544 296
Marathon Oil Corp. ..................................................... 124,656 3,285
Marathon Petroleum Corp. ................................................ 53,139 7,587
Matador Resources Co. ................................................... 7,134 453
Murphy Oil Corp. ...................................................... 8,324 378
PBF Energy, Inc., Class A ................................................. 8,605 403
Permian Resources Corp. ................................................. 25,917 367
Scorpio Tankers, Inc. .................................................... 6,427 325
SM Energy Co. ........................................................ 7,978 337
Valero Energy Corp. ..................................................... 27,423 3,562
36,237
Financials (3.2%):
Aflac, Inc. ............................................................ 40,206 2,998
Annaly Capital Management, Inc. ........................................... 5,534 112
Aon PLC, Class A ...................................................... 8,381 2,794
Apollo Commercial Real Estate Finance, Inc. ................................... 23,425 256
Apollo Global Management, Inc. ............................................ 40,277 3,518
Arch Capital Group Ltd.(a) ................................................ 35,492 2,728
Atlantic Union Bankshares Corp. ............................................ 6,001 178
Banner Corp. .......................................................... 3,477 151
Capital One Financial Corp. ............................................... 29,987 3,070
Cathay General Bancorp .................................................. 10,369 369
Chimera Investment Corp. ................................................ 42,871 259
CNO Financial Group, Inc. ................................................ 12,432 291
Community Trust Bancorp, Inc. ............................................. 6,259 222
Enact Holdings, Inc. ..................................................... 10,168 291
Enstar Group Ltd.(a) .................................................... 1,209 306
Essent Group Ltd. ...................................................... 6,893 346
FactSet Research Systems, Inc. ............................................. 6,147 2,683
First Bancorp .......................................................... 26,535 368
First Merchants Corp. .................................................... 8,863 265
Fiserv, Inc.(a) .......................................................... 23,784 2,887
Fulton Financial Corp. ................................................... 20,929 279
Genworth Financial, Inc.(a) ................................................ 52,544 304
Hancock Whitney Corp. .................................................. 8,990 371
Heartland Financial USA, Inc. .............................................. 8,651 265
Hope Bancorp, Inc. ..................................................... 22,287 216
International Bancshares Corp. ............................................. 7,703 345
Jackson Financial, Inc., Class A ............................................. 9,228 347
JPMorgan Chase & Co. .................................................. 63,625 9,310
LendingClub Corp.(a) .................................................... 29,840 208
Marsh & McLennan Cos., Inc. ............................................. 15,709 3,063
Mastercard, Inc., Class A ................................................. 21,169 8,735
Morgan Stanley ........................................................ 76,964 6,554
MSCI, Inc. ........................................................... 5,427 2,950
NMI Holdings, Inc., Class A(a) ............................................. 11,010 315
OceanFirst Financial Corp. ................................................ 7,438 126
OFG Bancorp ......................................................... 9,247 279
PennyMac Financial Services, Inc. .......................................... 2,277 163
Piper Sandler Cos. ...................................................... 1,896 283
Preferred Bank ......................................................... 3,784 235
PROG Holdings, Inc.(a) .................................................. 6,695 230

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Radian Group, Inc. ...................................................... 12,141 $ 329
Ready Capital Corp. ..................................................... 24,409 267
Regions Financial Corp. .................................................. 135,730 2,489
Selective Insurance Group, Inc. ............................................. 2,633 261
Southside Bancshares, Inc. ................................................ 7,369 222
Stewart Information Services Corp. .......................................... 7,489 347
T. Rowe Price Group, Inc. ................................................. 22,952 2,576
The Bancorp, Inc.(a) ..................................................... 5,117 188
The Bank of New York Mellon Corp. ......................................... 73,595 3,302
The Bank of NT Butterfield & Son Ltd. ....................................... 9,077 264
The Goldman Sachs Group, Inc. ............................................ 10,532 3,451
U.S. Bancorp .......................................................... 99,165 3,623
UMB Financial Corp. .................................................... 4,791 303
Visa, Inc., Class A ...................................................... 18,916 4,647
Willis Towers Watson PLC ................................................ 11,660 2,411
83,350
Health Care (3.5%):
AbbVie, Inc. .......................................................... 54,708 8,040
Amgen, Inc. ........................................................... 26,068 6,682
Amphastar Pharmaceuticals, Inc.(a) .......................................... 3,453 184
Arcus Biosciences, Inc.(a) ................................................. 12,055 247
Arrowhead Pharmaceuticals, Inc.(a) .......................................... 6,370 176
Avid Bioservices, Inc. .................................................... 17,369 205
Bristol-Myers Squibb Co. ................................................. 51,969 3,204
Catalyst Pharmaceuticals, Inc.(a) ............................................ 15,900 223
Cencora, Inc. .......................................................... 29,431 5,179
Centene Corp.(a) ....................................................... 46,951 2,894
CVS Health Corp. ...................................................... 47,654 3,106
Elevance Health, Inc. .................................................... 7,445 3,291
Eli Lilly & Co. ......................................................... 19,178 10,628
Fulgent Genetics, Inc.(a) .................................................. 8,759 287
Gilead Sciences, Inc. .................................................... 80,172 6,132
HCA Healthcare, Inc. .................................................... 10,240 2,840
IDEXX Laboratories, Inc.(a) ............................................... 5,369 2,746
iTeos Therapeutics, Inc.(a) ................................................ 11,818 143
Lantheus Holdings, Inc.(a) ................................................ 2,706 185
McKesson Corp. ....................................................... 2,210 911
Medtronic PLC ........................................................ 37,701 3,073
Merck & Co., Inc. ...................................................... 34,126 3,719
Merit Medical Systems, Inc.(a) ............................................. 3,717 243
Mettler-Toledo International, Inc.(a) ......................................... 1,735 2,105
ModivCare, Inc.(a) ...................................................... 2,998 96
Owens & Minor, Inc.(a) .................................................. 14,026 237
Pfizer, Inc. ............................................................ 99,869 3,533
Prestige Consumer Healthcare, Inc.(a) ........................................ 4,997 291
Prothena Corp. PLC(a) ................................................... 3,192 169
Select Medical Holdings Corp. ............................................. 10,568 309
Supernus Pharmaceuticals, Inc.(a) ........................................... 7,300 232
The Cigna Group ....................................................... 12,898 3,563
Thermo Fisher Scientific, Inc. .............................................. 6,822 3,801
UnitedHealth Group, Inc. ................................................. 9,391 4,476
Veracyte, Inc.(a) ........................................................ 10,468 276
Vericel Corp.(a) ........................................................ 6,122 201
Vertex Pharmaceuticals, Inc.(a) ............................................. 8,642 3,010
Vir Biotechnology, Inc.(a) ................................................. 18,327 232
Waters Corp.(a) ........................................................ 8,356 2,346
Xencor, Inc.(a) ......................................................... 9,358 206
89,421
Industrials (3.0%):
3M Co. .............................................................. 31,232 3,332
ABM Industries, Inc. .................................................... 6,718 305
ArcBest Corp. ......................................................... 3,135 331

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Beacon Roofing Supply, Inc.(a) ............................................. 3,744 $ 299
BlueLinx Holdings, Inc.(a) ................................................ 2,658 237
Boise Cascade Co. ...................................................... 4,236 463
Cintas Corp. .......................................................... 11,275 5,685
Copart, Inc.(a) ......................................................... 61,154 2,742
Cummins, Inc. ......................................................... 13,992 3,219
Deere & Co. .......................................................... 8,236 3,384
Expeditors International of Washington, Inc. .................................... 17,904 2,090
Fastenal Co. ........................................................... 45,463 2,618
FedEx Corp. .......................................................... 13,885 3,624
General Dynamics Corp. .................................................. 15,023 3,405
HNI Corp. ............................................................ 8,838 290
Hub Group, Inc., Class A(a) ............................................... 4,343 339
Illinois Tool Works, Inc. .................................................. 11,892 2,941
Korn Ferry ........................................................... 5,658 288
Lockheed Martin Corp. ................................................... 12,831 5,753
Matson, Inc. .......................................................... 4,418 388
MillerKnoll, Inc. ....................................................... 13,828 264
Mueller Industries, Inc. ................................................... 2,438 188
Old Dominion Freight Line, Inc. ............................................ 8,150 3,483
Otis Worldwide Corp. .................................................... 31,390 2,685
PACCAR, Inc. ......................................................... 80,956 6,662
Parker-Hannifin Corp. ................................................... 8,123 3,386
Rush Enterprises, Inc., Class A ............................................. 9,519 394
Sterling Infrastructure, Inc.(a) .............................................. 4,613 382
Titan Machinery, Inc.(a) .................................................. 4,147 129
Trane Technologies PLC .................................................. 15,793 3,242
TriNet Group, Inc.(a) .................................................... 2,643 293
TTEC Holdings, Inc. .................................................... 6,253 186
UFP Industries, Inc. ..................................................... 3,875 404
United Parcel Service, Inc., Class B .......................................... 19,656 3,330
United Rentals, Inc. ..................................................... 8,700 4,146
W.W. Grainger, Inc. ..................................................... 7,694 5,495
Werner Enterprises, Inc. .................................................. 6,521 271
76,673
Information Technology (5.9%):
Adobe, Inc.(a) ......................................................... 12,602 7,049
Amkor Technology, Inc. .................................................. 11,054 309
Apple, Inc. ........................................................... 138,654 26,049
Arista Networks, Inc.(a) .................................................. 18,740 3,659
Broadcom, Inc. ........................................................ 11,843 10,930
Cadence Design Systems, Inc.(a) ............................................ 13,317 3,202
Cisco Systems, Inc. ..................................................... 216,645 12,425
Cognizant Technology Solutions Corp., Class A ................................. 46,372 3,321
Diodes, Inc.(a) ......................................................... 3,598 294
Fair Isaac Corp.(a) ...................................................... 3,170 2,867
FormFactor, Inc. ....................................................... 7,051 249
Fortinet, Inc.(a) ........................................................ 76,719 4,619
Hewlett Packard Enterprise Co. ............................................. 206,112 3,502
HP, Inc. .............................................................. 98,939 2,939
Intel Corp. ............................................................ 113,434 3,986
International Business Machines Corp. ........................................ 26,828 3,939
KLA Corp. ........................................................... 6,246 3,135
Kulicke & Soffa Industries, Inc. ............................................. 5,715 296
Micron Technology, Inc. .................................................. 49,453 3,459
Microsoft Corp. ........................................................ 71,376 23,394
Motorola Solutions, Inc. .................................................. 9,451 2,680
NVIDIA Corp. ......................................................... 20,029 9,885
ON Semiconductor Corp.(a) ............................................... 31,972 3,148
Oracle Corp. .......................................................... 32,904 3,961
OSI Systems, Inc.(a) ..................................................... 2,671 364
Power Integrations, Inc. .................................................. 2,814 236
Qualcomm, Inc. ........................................................ 33,215 3,804

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Sanmina Corp.(a) ....................................................... 6,655 $ 371
ServiceNow, Inc.(a) ..................................................... 1,187 699
SolarWinds Corp.(a) ..................................................... 23,940 255
Synaptics, Inc.(a) ....................................................... 2,912 255
Texas Instruments, Inc. ................................................... 21,355 3,589
VeriSign, Inc.(a) ........................................................ 10,858 2,256
Viavi Solutions, Inc. ..................................................... 28,674 300
Vishay Intertechnology, Inc. ............................................... 15,080 414
151,840
Materials (1.1%):
CF Industries Holdings, Inc. ............................................... 4,089 315
Commercial Metals Co. .................................................. 8,975 505
Greif, Inc., Class A ...................................................... 5,181 376
Linde PLC ............................................................ 9,373 3,628
LyondellBasell Industries NV, Class A ........................................ 30,957 3,058
Minerals Technologies, Inc. ................................................ 4,817 294
Nucor Corp. ........................................................... 40,418 6,956
PPG Industries, Inc. ..................................................... 19,154 2,715
Ryerson Holding Corp. ................................................... 6,204 193
Steel Dynamics, Inc. ..................................................... 38,771 4,133
Sylvamo Corp. ......................................................... 4,657 195
The Mosaic Co. ........................................................ 82,200 3,193
The Sherwin-Williams Co. ................................................ 11,897 3,233
Tronox Holdings PLC ................................................... 20,540 280
Warrior Met Coal, Inc. ................................................... 6,704 265
Worthington Industries, Inc. ............................................... 3,997 301
29,640
Real Estate (0.7%):
Alexandria Real Estate Equities, Inc. ......................................... 2,007 233
American Homes 4 Rent, Class A ........................................... 4,789 173
American Tower Corp. ................................................... 7,012 1,271
Anywhere Real Estate, Inc.(a) .............................................. 29,537 194
Apple Hospitality REIT, Inc. ............................................... 21,462 322
AvalonBay Communities, Inc. .............................................. 2,235 411
Broadstone Net Lease, Inc. ................................................ 19,833 321
Camden Property Trust ................................................... 1,537 165
CBRE Group, Inc., Class A(a) .............................................. 5,297 450
Compass, Inc., Class A(a) ................................................. 53,926 194
Corporate Office Properties Trust ............................................ 12,106 313
Crown Castle, Inc. ...................................................... 6,628 666
Equinix, Inc. .......................................................... 1,388 1,085
Equity LifeStyle Properties, Inc. ............................................ 2,774 186
Equity Residential ...................................................... 5,893 382
Essential Properties Realty Trust, Inc. ........................................ 13,208 317
Essex Property Trust, Inc. ................................................. 1,030 246
Gaming and Leisure Properties, Inc. ......................................... 4,107 195
Healthpeak Properties, Inc. ................................................ 8,426 173
Independence Realty Trust, Inc. ............................................. 19,986 336
Invitation Homes, Inc. ................................................... 8,971 306
Iron Mountain, Inc. ..................................................... 4,610 293
Kennedy-Wilson Holdings, Inc. ............................................. 17,365 277
Kimco Realty Corp. ..................................................... 10,300 195
Kite Realty Group Trust .................................................. 16,956 383
Medical Properties Trust, Inc.(b) ............................................ 9,101 66
Mid-America Apartment Communities, Inc. .................................... 1,812 263
Opendoor Technologies, Inc.(a) ............................................. 60,466 236
Phillips Edison & Co., Inc. ................................................ 9,531 323
Physicians Realty Trust ................................................... 22,115 308
PotlatchDeltic Corp. ..................................................... 6,769 320
Prologis, Inc. .......................................................... 14,117 1,753
Public Storage ......................................................... 2,533 700
Realty Income Corp. .................................................... 9,455 530

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Regency Centers Corp. ................................................... 2,715 $ 169
Sabra Health Care REIT, Inc. .............................................. 24,738 310
SBA Communications Corp. ............................................... 1,767 397
Simon Property Group, Inc. ............................................... 5,343 606
SITE Centers Corp. ..................................................... 22,083 295
Sun Communities, Inc. ................................................... 1,582 194
Sunstone Hotel Investors, Inc. .............................................. 28,609 257
Terreno Realty Corp. .................................................... 6,464 394
UDR, Inc. ............................................................ 4,691 187
Ventas, Inc. ........................................................... 5,937 259
VICI Properties, Inc. .................................................... 16,083 496
Vornado Realty Trust .................................................... 2,548 61
Welltower, Inc. ......................................................... 6,609 548
Weyerhaeuser Co. ...................................................... 11,676 382
WP Carey, Inc. ......................................................... 2,776 181
Zillow Group, Inc., Class C(a) .............................................. 3,416 178
18,500
Utilities (0.7%):
Consolidated Edison, Inc. ................................................. 27,987 2,490
DTE Energy Co. ....................................................... 22,501 2,326
Edison International ..................................................... 38,451 2,647
Entergy Corp. ......................................................... 29,645 2,824
Exelon Corp. .......................................................... 71,612 2,873
Otter Tail Corp. ........................................................ 3,648 301
Portland General Electric Co. .............................................. 6,495 285
Sempra .............................................................. 36,716 2,578
The AES Corp. ........................................................ 114,906 2,060
UGI Corp. ............................................................ 8,021 202
18,586
Total Common Stocks (Cost $507,958)
a
a
a
640,148
Principal Amount
U.S. Treasury Obligations (0.6%)
U.S. Treasury Notes, 3.88%, 3/31/25(c) ....................................... $ 14,945 14,674
Total U.S. Treasury Obligations (Cost $14,987)
a
a
a
14,674
Shares
Exchange-Traded Funds (47.3%)
Invesco DB Commodity Index Tracking Fund(b) ................................ 256,100 6,298
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 653,206 29,368
Invesco FTSE RAFI Emerging Markets ETF ................................... 1,539,501 28,358
iShares 0-5 Year TIPS Bond ETF(b) ......................................... 211,177 20,579
iShares 1-3 Year Treasury Bond ETF ......................................... 307,256 24,962
iShares 20+ Year Treasury Bond ETF ......................................... 207,938 20,095
iShares 7-10 Year Treasury Bond ETF ........................................ 312,575 29,632
iShares Core MSCI EAFE ETF ............................................. 32,626 2,183
iShares Core MSCI Emerging Markets ETF .................................... 1,335,086 65,499
iShares Core S&P 500 ETF ................................................ 139,655 63,220
iShares Core S&P Small-Cap ETF ........................................... 620,972 62,582
iShares Core US Aggregate Bond ETF ........................................ 105,293 10,192
iShares JP Morgan USD Emerging Markets Bond ETF(b) .......................... 155,006 13,287
iShares MSCI Canada ETF ................................................ 275,420 9,554
iShares MSCI International Momentum Factor ETF(b) ............................ 1,164,448 38,019
iShares MSCI International Quality Factor ETF ................................. 1,315,008 46,065
iShares MSCI Japan ETF ................................................. 1,320,655 81,405
Schwab Fundamental Emerging Markets Large Co. Index ETF(b) .................... 2,206,197 58,619
Schwab Fundamental International Large Co. Index ETF ........................... 3,168,339 102,591
Schwab Fundamental International Small Co. Index ETF ........................... 593,600 19,963
SPDR Gold Shares(a)(b) .................................................. 228,526 41,139
SPDR S&P Emerging Markets SmallCap ETF .................................. 107,983 5,872
VanEck Gold Miners ETF ................................................. 158,984 4,652

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Vanguard FTSE All-World ex-U.S. ETF ....................................... 112,254 $ 6,060
Vanguard FTSE Developed Markets ETF ...................................... 3,916,606 179,185
Vanguard FTSE Europe ETF ............................................... 1,009,097 61,474
Vanguard Mortgage-Backed Securities ETF .................................... 408,949 18,517
Vanguard Real Estate ETF(b) .............................................. 130,232 10,729
Vanguard S&P 500 ETF .................................................. 146,858 60,774
Vanguard Short-Term Bond ETF(b) .......................................... 148,449 11,233
Vanguard Short-Term Corporate Bond ETF .................................... 242,378 18,372
Vanguard Total Stock Market ETF ........................................... 161,155 36,089
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 202,622 9,693
Xtrackers USD High Yield Corporate Bond ETF ................................. 770,152 26,647
Total Exchange-Traded Funds (Cost $1,102,187)
a
a
a
1,222,907
Affiliated Exchange-Traded Funds (26.9%)
VictoryShares Core Intermediate Bond ETF .................................... 11,377,540 519,271
VictoryShares Core Plus Intermediate Bond ETF ................................ 5,668,278 120,734
VictoryShares Emerging Markets Value Momentum ETF .......................... 68,000 2,850
VictoryShares Short-Term Bond ETF ......................................... 1,071,350 52,614
Total Affiliated Exchange-Traded Funds (Cost $801,948)
a
a
a
695,469
Collateral for Securities Loaned (2.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.23%(d) ........ 14,045,595 14,045
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.25%(d) ............ 14,045,595 14,046
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(d) ............... 14,045,595 14,045
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(d) . 14,045,595 14,046
Total Collateral for Securities Loaned (Cost $56,182)
a
a
a
56,182
Total Investments (Cost $2,483,262) — 101.8% 2,629,380
Liabilities in excess of other assets — (1.8)% (45,795)
NET ASSETS - 100.00% $ 2,583,585
At August 31, 2023, the Fund's investments in foreign securities were 28.2 % of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) All or a portion of this security has been segregated as collateral for derivative instruments.
(d) Rate disclosed is the daily yield on August 31, 2023.
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios III
Victory Cornerstone Moderately Aggressive Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 635 9/15/23 $ 29,910,675 $ 29,693,551 $ (217,124)
FTSE 100 Index Futures .............. 398 9/15/23 38,198,281 37,618,743 (579,538)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 211 9/14/23 37,427,352 37,986,247 558,895
$ (237,767)
Futures Contracts Sold
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 213 9/21/23 $ 24,268,085 $ 25,095,307 $ (827,222)
E-Mini Russell 2000 Index Futures ...... 263 9/15/23 25,339,357 25,006,040 333,317
Hang Seng Index Futures ............. 71 9/28/23 8,255,071 8,285,944 (30,873)
Swiss Market Index Futures ........... 372 9/15/23 47,357,366 46,841,168 516,198
$ (8,580)
Total unrealized appreciation $ 1,408,410
Total unrealized depreciation (1,654,757)
Total net unrealized appreciation (depreciation) $ (246,347)

Statement of Assets and Liabilities
August 31, 2023
11
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Moderately
Aggressive Fund
Assets:
Affiliated investments, at value (Cost $801,948) $ 695,469
Unaffiliated investments, at value (Cost $1,681,314) 1,933,911(a)
Cash 3,107
Deposit with broker for futures contracts 10,026
Receivables:
Interest and dividends 1,533
Capital shares issued 315
Investments sold 18,451
From Adviser for ETF reimbursements 536
Variation margin on open futures contracts 99
Prepaid expenses 30
Total Assets 2,663,477
Liabilities:
Payables:
Collateral received on loaned securities 56,182
Collateral received from broker for futures contracts 8,352
Investments purchased 11,806
Capital shares redeemed 971
Variation margin on open futures contracts 392
Accrued expenses and other payables:
Investment advisory fees 1,293
Administration fees 321
Custodian fees 19
Transfer agent fees 407
Compliance fees 2
Trustees' fees 1
Other accrued expenses 146
Total Liabilities 79,892
Commitments and contingencies (Note 4 )
Net Assets:
Capital 2,411,530
Total accumulated earnings/(loss) 172,055
Net Assets $ 2,583,585
Shares (unlimited number of shares authorized with no par value): 103,104
Net asset value, offering and redemption price per share:(b) $ 25.06
(a) Includes $54,651 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
12
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Moderately
Aggressive Fund
Investment Income:
Dividends from affiliated investments
$ 11,900
Dividends from unaffiliated investments 21,940
Interest from unaffiliated investments 226
Securities lending (net of fees) 395
Foreign tax withholding (7)
Total Income 34,454
Expenses:
Investment advisory fees 7,684
Administration fees 1,954
Sub-Administration fees 40
Custodian fees 59
Transfer agent fees 2,322
Trustees' fees 24
Compliance fees 12
Legal and audit fees 51
State registration and filing fees 25
Interfund lending —(a)
Line of credit fees —(a)
Other expenses 171
Total Expenses 12,342
Expenses waived/reimbursed by Adviser (1,076)
Net Expenses 11,266
Net Investment Income (Loss) 23,188
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from
unaffiliated
investment securities and foreign currency transactions 9,742
Net realized gains (losses) from futures contracts (6,243)
Net change in unrealized appreciation/depreciation on affiliated funds (203)
Net change in unrealized appreciation/depreciation on
unaffiliated
investment securities and foreign currency translations 86,655
Net change in unrealized appreciation/depreciation on futures contracts (2,341)
Net realized/unrealized gains (losses) on investments 87,610
Change in net assets resulting from operations $ 110,798
(a)
Rounds to less than $1 thousand.

13
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderately Aggressive Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 23,188 $ 38,916 $ 37,296
Net realized gains (losses) 3,499 (21,464) 130,922
Net change in unrealized appreciation/depreciation 84,111 (96,202) (323,766)
Change in net assets resulting from operations 110,798 (78,750) (155,548)
Change in net assets resulting from distributions to shareholders — (105,901) (229,481)
Change in net assets resulting from capital transactions (77,053) 14,426 78,119
Change in net assets 33,745 (170,225) (306,910)
Net Assets:
Beginning of period 2,549,840 2,720,065 3,026,975
End of period $ 2,583,585 $ 2,549,840 $ 2,720,065
Capital Transactions:
Proceeds from shares issued $ 72,133 $ 101,783 $ 177,611
Distributions reinvested — 104,955 227,559
Cost of shares redeemed (149,186) (192,312) (327,051)
Change in net assets resulting from capital transactions $ (77,053) $ 14,426 $ 78,119
Share Transactions:
Issued 2,930 4,182 6,233
Reinvested — 4,348 8,036
Redeemed (6,047) (7,907) (11,454)
Change in Shares (3,117) 623 2,815
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Cornerstone Moderately Aggressive Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $24.00 $25.76 $29.45 $24.10 $23.97 $25.78
Investment Activities:
Net investment income (loss) 0.22(b) 0.37(b) 0.36(b) 0.32(b) 0.48(b) 0.46
Net realized and unrealized gains (losses) 0.84 (1.11) (1.77) 5.56 0.18 (0.79)
Total from Investment Activities 1.06 (0.74) (1.41) 5.88 0.66 (0.33)
Distributions to Shareholders from:
Net investment income — (0.23) (0.35) (0.37) (0.39) (0.39)
Net realized gains — (0.79) (1.93) (0.16) (0.14) (1.09)
Total Distributions — (1.02) (2.28) (0.53) (0.53) (1.48)
Net Asset Value, End of Period $25.06 $24.00 $25.76 $29.45 $24.10 $23.97
Total Return(c)(d) 4.42% (2.87)% (5.43)% 24.58% 2.59% (1.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.87% 0.88% 0.88% 0.96% 0.98% 0.98%(h)
Net Investment Income (Loss)(e) 1.79% 2.04% 1.26% 1.18% 1.94% 1.91%
Gross Expenses(e)(f) 0.95% 0.96% 0.93% 0.97% 0.99% 1.01%
Supplemental Data:
Net Assets at end of period (000's) $2,583,585 $2,549,840 $2,720,065 $3,026,975 $2,662,354 $2,777,038
Portfolio Turnover(c) 19% 49% 44% 64% 92% 95%(i)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Effective June 22, 2018, USAA Asset Management Company (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Fund to
0.98% of the Fund’s average daily net assets.
(i) For the year ended May 31, 2019, the portfolio turnover calculation excludes the value of securities purchased of $370,785 thousand and sold of $3,096 thousand after the Fund’s acquisition of First Start Growth Fund. Reflects increased trading activity due to usage of quantitative investment strategies.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
15
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Cornerstone Moderately Aggressive Fund (the “Fund”).  The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
16
(Unaudited)
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments
Level 1 Level 2 Level 3 Total
Victory Cornerstone Moderately Aggressive Fund
Common Stocks ............................................... $ 640,148 $ — $ — $ 640,148
U.S. Treasury Obligations ........................................ — 14,674 — 14,674
Exchange-Traded Funds ......................................... 1,222,907 — — 1,222,907
Affiliated Exchange-Traded Funds .................................. 695,469 — — 695,469
Collateral for Securities Loaned ................................... 56,182 — — 56,182
Total ....................................................... $ 2,614,706 $ 14,674 $ — $ 2,629,380
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1,409 — — 1,409
Liabilities:
Futures Contracts .............................................. (1,655) — — (1,655)
Total ....................................................... $ (246) $ — $ — $ (246)
*
Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
17
(Unaudited)
based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended August 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2023 (amounts in thousands):
*Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended August 31, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 1,409,000 (1,655,000)
Victory Cornerstone Moderately Aggressive Fund ............................................... $ 1,409 $ 1,655
Net Realized
Gains (Losses)
on Derivatives
Recognized as
a Result from
Operations
Net Change
in Unrealized
Appreciation/
Depreciation
on Derivatives
Recognized as a
Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (6,243,000) (2,341,000)
Victory Cornerstone Moderately Aggressive Fund ........................................... $ (6,243) $ (2,341)

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
18
(Unaudited)
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory Cornerstone Moderately Aggressive Fund .......................... $ 54,651 $ — $ 56,182

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
19
(Unaudited)
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended August 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Victory Cornerstone Moderately Aggressive Fund ......................... $ 463,604 $ 494,324 $ 14,998 $ 28,950

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
20
(Unaudited)
exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2023, the expense limit (excluding voluntary waivers) was 0.98%.
In addition, the Fund invests in affiliated VCM exchange-traded fund(s) (“affiliated ETFs”). The Fund’s advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment.  For the six months ended August 31, 2023, the Fund incurred reimbursable expenses of $1,076 thousand, all of which was affiliated ETF advisory fees for reimbursement and is reflected on the Statement of Operations as
Expenses waived/reimbursed by Adviser.  As of August 31, 2023, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $536 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
Additionally, as of August 31, 2023, there are no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
21
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended August 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the period ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
Amount
Outstanding at
August 31, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Victory Cornerstone Moderately Aggressive Fund .................. $ — $ 814 5.90% $ 814
Borrower or
Lender
Amount
Outstanding
at
August 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Victory Cornerstone Moderately Aggressive Fund ............. Borrower $ — $ 871 5.84% $ 871

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
22
(Unaudited)
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the ended August 31, 2023, were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount Total
Victory Cornerstone Moderately Aggressive Fund .............................................. $ (11,213) $ (11,213)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2023
Dividend
Income
Victory Cornerstone Moderately
Aggressive Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 519,157 $ — $ — $ — $ — $ 114 $ 519,271 $ 8,043
VictoryShares Core Plus
Intermediate Bond ETF ........ 121,359 — — — — (625) 120,734 2,634
VictoryShares Emerging Markets
Value Momentum ETF ......... 2,734 — — — — 116 2,850 115
VictoryShares Short-Term Bond
ETF ...................... 47,418 5,004 — — — 192 52,614 1,108
$ 690,668 $ 5,004 $ — $ — $ — $ (203)
$ 695,469
$ 11,900

Supplemental Information
August 31, 2023
Victory Portfolios III
23
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Cornerstone Moderately Aggressive Fund . $ 1,000.00 $ 1,044.20 $ 1,020.76 $ 4.47 $ 4.42 0.87%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
27800-1023

August 31, 2023
Semi Annual Report
Victory Cornerstone Moderately Conservative Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
10
Notes to Financial Statements 11
Supplemental Information
Proxy Voting and Portfolio Holdings Information
19
Expense Example
19
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks current income with a secondary focus on capital appreciation.
Asset Allocation*:
August 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
3
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (16.5%)
Communication Services (1.2%):
AT&T, Inc. ........................................................... 30,371 $ 449
Comcast Corp., Class A .................................................. 16,878 789
Omnicom Group, Inc. .................................................... 2,263 183
The Interpublic Group of Cos., Inc. .......................................... 4,826 158
Verizon Communications, Inc. .............................................. 17,765 622
2,201
Consumer Discretionary (1.0%):
Best Buy Co., Inc. ...................................................... 2,425 186
DR Horton, Inc. ........................................................ 2,670 318
eBay, Inc. ............................................................ 5,443 244
Lennar Corp., Class A .................................................... 3,109 370
Lowe's Cos., Inc. ....................................................... 1,749 403
PulteGroup, Inc. ........................................................ 2,717 223
Whirlpool Corp. ........................................................ 688 96
1,840
Consumer Staples (1.5%):
Altria Group, Inc. ....................................................... 15,095 667
Kimberly-Clark Corp. .................................................... 4,173 538
Philip Morris International, Inc. ............................................. 7,471 718
Target Corp. .......................................................... 4,909 621
The Kroger Co. ........................................................ 4,817 223
2,767
Energy (0.4%):
Devon Energy Corp. ..................................................... 6,613 338
Exxon Mobil Corp. ..................................................... 2,747 305
643
Financials (1.6%):
American Express Co. ................................................... 4,028 637
Ameriprise Financial, Inc. ................................................. 323 109
Discover Financial Services ............................................... 3,194 288
JPMorgan Chase & Co. .................................................. 4,627 677
MSCI, Inc. ........................................................... 994 540
Regions Financial Corp. .................................................. 11,335 208
Synchrony Financial ..................................................... 5,233 169
T. Rowe Price Group, Inc. ................................................. 2,800 314
2,942
Health Care (2.4%):
Abbott Laboratories ..................................................... 5,180 533
AbbVie, Inc. .......................................................... 1,884 277
Amgen, Inc. ........................................................... 1,024 262
Bristol-Myers Squibb Co. ................................................. 5,607 346
CVS Health Corp. ...................................................... 5,092 332
DENTSPLY SIRONA, Inc. ................................................ 2,365 88
Gilead Sciences, Inc. .................................................... 8,832 675
Medtronic PLC ........................................................ 4,108 335
Pfizer, Inc. ............................................................ 21,970 777
Quest Diagnostics, Inc. ................................................... 1,385 182
The Cigna Group ....................................................... 240 66
UnitedHealth Group, Inc. ................................................. 713 340
West Pharmaceutical Services, Inc. .......................................... 622 253
4,466
Industrials (2.1%):
3M Co. .............................................................. 6,037 644
Automatic Data Processing, Inc. ............................................ 1,946 495
C.H. Robinson Worldwide, Inc. ............................................. 1,444 131
Cintas Corp. .......................................................... 181 91
Expeditors International of Washington, Inc. .................................... 1,910 223

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
4
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
FedEx Corp. .......................................................... 742 $ 194
Lockheed Martin Corp. ................................................... 1,534 688
Masco Corp. .......................................................... 2,779 164
Paychex, Inc. .......................................................... 3,925 480
Robert Half, Inc. ....................................................... 1,338 99
United Parcel Service, Inc., Class B .......................................... 3,923 664
3,873
Information Technology (5.6%):
Accenture PLC, Class A .................................................. 1,781 576
Apple, Inc. ........................................................... 12,455 2,340
Applied Materials, Inc. ................................................... 3,056 467
Broadcom, Inc. ........................................................ 910 840
Cisco Systems, Inc. ..................................................... 12,201 700
HP, Inc. .............................................................. 2,703 80
KLA Corp. ........................................................... 1,299 652
Lam Research Corp. ..................................................... 730 513
Microchip Technology, Inc. ................................................ 3,149 258
Microsoft Corp. ........................................................ 7,238 2,372
NetApp, Inc. .......................................................... 2,676 205
NXP Semiconductors NV ................................................. 1,180 243
Qualcomm, Inc. ........................................................ 6,054 693
Skyworks Solutions, Inc. ................................................. 1,984 216
10,155
Materials (0.2%):
LyondellBasell Industries NV, Class A ........................................ 3,137 310
Real Estate (0.2%):
American Tower Corp. ................................................... 524 95
Crown Castle, Inc. ...................................................... 1,227 123
Equinix, Inc. .......................................................... 61 47
Extra Space Storage, Inc. ................................................. 868 112
Prologis, Inc. .......................................................... 561 70
447
Utilities (0.3%):
Evergy, Inc. ........................................................... 2,851 157
FirstEnergy Corp. ....................................................... 6,814 246
The AES Corp. ........................................................ 8,338 149
552
Total Common Stocks (Cost $27,894)
a
a
a
30,196
Principal Amount
U.S. Treasury Obligations (0.8%)
U.S. Treasury Notes, 3.88%, 3/31/25(a) ....................................... $ 1,494 1,467
Total U.S. Treasury Obligations (Cost $1,498)
a
a
a
1,467
Shares
Exchange-Traded Funds (41.5%)
Invesco DB Commodity Index Tracking Fund .................................. 22,900 563
Invesco FTSE RAFI Developed Markets ex-US ETF ............................. 35,176 1,581
Invesco FTSE RAFI Emerging Markets ETF ................................... 86,305 1,590
iShares 0-5 Year TIPS Bond ETF ............................................ 20,733 2,020
iShares 1-3 Year Treasury Bond ETF ......................................... 46,310 3,762
iShares 20+ Year Treasury Bond ETF ......................................... 29,830 2,883
iShares 7-10 Year Treasury Bond ETF ........................................ 24,761 2,347
iShares Core MSCI Emerging Markets ETF .................................... 27,924 1,370
iShares Core S&P Small-Cap ETF ........................................... 36,318 3,660
iShares Core US Aggregate Bond ETF ........................................ 49,460 4,788
iShares JP Morgan USD Emerging Markets Bond ETF(b) .......................... 14,224 1,219
iShares MSCI Canada ETF ................................................ 19,158 665

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
5
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
iShares MSCI International Momentum Factor ETF(b) ............................ 71,831 $ 2,345
iShares MSCI International Quality Factor ETF ................................. 81,444 2,853
iShares MSCI Japan ETF ................................................. 70,504 4,346
Schwab Fundamental Emerging Markets Large Co. Index ETF ...................... 170,705 4,536
Schwab Fundamental International Large Co. Index ETF ........................... 237,343 7,685
Schwab Fundamental International Small Co. Index ETF ........................... 50,100 1,685
SPDR Gold Shares(b)(c) .................................................. 14,336 2,581
SPDR S&P Emerging Markets SmallCap ETF .................................. 7,496 408
VanEck Gold Miners ETF ................................................. 9,871 289
Vanguard FTSE All-World ex-U.S. ETF ....................................... 23,233 1,254
Vanguard FTSE Developed Markets ETF ...................................... 104,858 4,797
Vanguard FTSE Europe ETF ............................................... 49,646 3,024
Vanguard Mortgage-Backed Securities ETF .................................... 45,048 2,040
Vanguard Real Estate ETF ................................................ 7,052 581
Vanguard S&P 500 ETF .................................................. 7,559 3,128
Vanguard Small-Cap Value ETF ............................................ 11,516 1,940
Vanguard Total Stock Market ETF ........................................... 11,821 2,647
Wisdom Tree Trust - WisdomTree Emerging Markets SmallCap Dividend Fund .......... 5,259 252
Xtrackers USD High Yield Corporate Bond ETF ................................. 81,778 2,830
Total Exchange-Traded Funds (Cost $70,482)
a
a
a
75,669
Affiliated Exchange-Traded Funds (40.9%)
VictoryShares Core Intermediate Bond ETF .................................... 1,217,107 55,549
VictoryShares Core Plus Intermediate Bond ETF ................................ 686,365 14,620
VictoryShares Emerging Markets Value Momentum ETF .......................... 9,770 409
VictoryShares Short-Term Bond ETF ......................................... 82,859 4,069
Total Affiliated Exchange-Traded Funds (Cost $86,045)
a
a
a
74,647
Collateral for Securities Loaned (2.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.23%(d) ........ 953,048 953
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.25%(d) ............ 953,048 953
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(d) ............... 953,048 953
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(d) . 953,048 953
Total Collateral for Securities Loaned (Cost $3,812)
a
a
a
3,812
Total Investments (Cost $189,731) — 101.8% 185,791
Liabilities in excess of other assets — (1.8)% (3,215)
NET ASSETS - 100.00% $ 182,576
At August 31, 2023, the Fund's investments in foreign securities were 21.0% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security has been segregated as collateral for derivative instruments.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rate disclosed is the daily yield on August 31, 2023.
ETF—Exchange-Traded Fund
PLC—Public Limited Company

Victory Portfolios III
Victory Cornerstone Moderately Conservative Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 50 9/15/23 $ 2,355,171 $ 2,338,075 $ (17,096)
FTSE 100 Index Futures .............. 24 9/15/23 2,303,414 2,268,467 (34,947)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 14 9/14/23 2,483,331 2,520,414 37,083
$ (14,960)
Futures Contracts Sold
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 17 9/21/23 $ 1,936,889 $ 2,002,912 $ (66,023)
E-Mini Russell 2000 Index Futures ...... 11 9/15/23 1,038,479 1,045,880 (7,401)
Hang Seng Index Futures ............. 7 9/28/23 813,880 816,924 (3,044)
Swiss Market Index Futures ........... 27 9/15/23 3,436,047 3,399,762 36,285
$ (40,183)
Total unrealized appreciation $ 73,368
Total unrealized depreciation (128,511)
Total net unrealized appreciation (depreciation) $ (55,143)

Statement of Assets and Liabilities
August 31, 2023
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Cornerstone
Moderately
Conservative Fund
Assets:
Affiliated investments, at value (Cost $86,045) $ 74,647
Unaffiliated investments, at value (Cost $103,686) 111,144 (a)
Cash 608
Deposit with broker for futures contracts 698
Receivables:
Interest and dividends 93
Capital shares issued 34
Investments sold 707
From Adviser for ETF reimbursements 58
Variation margin on open futures contracts 6
Prepaid expenses 13
Total Assets 188,008
Liabilities:
Payables:
Collateral received on loaned securities 3,812
Collateral received from broker for futures contracts 614
Investments purchased 718
Capital shares redeemed 68
Variation margin on open futures contracts 28
Accrued expenses and other payables:
Investment advisory fees 80
Administration fees 23
Custodian fees 4
Transfer agent fees 35
Compliance fees — (b)
Trustees' fees — (b)
Other accrued expenses 50
Total Liabilities 5,432
Commitments and contingencies (Note 4 )
Net Assets:
Capital 191,552
Total accumulated earnings/(loss) (8,976)
Net Assets $ 182,576
Shares (unlimited number of shares authorized with no par value): 17,737
Net asset value, offering and redemption price per share:(c) $ 10 .29
(a) Includes $3,724 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Cornerstone
Moderately
Conservative
Fund
Investment Income:
Dividends from affiliated investments
$ 1,279
Dividends from unaffiliated investments 1,448
Interest from unaffiliated investments 45
Securities lending (net of fees) 13
Foreign tax withholding (1)
Total Income 2,784
Expenses:
Investment advisory fees 468
Administration fees 140
Sub-Administration fees 30
Custodian fees 9
Transfer agent fees 207
Trustees' fees 24
Compliance fees 1
Legal and audit fees 31
State registration and filing fees 10
Other expenses 20
Recoupment of prior expenses waived/reimbursed by Adviser 29
Total Expenses 969
Expenses waived/reimbursed by Adviser (132)
Net Expenses 837
Net Investment Income (Loss) 1,947
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from
unaffiliated
investment securities and foreign currency transactions 270
Net realized gains (losses) from futures contracts (559)
Net change in unrealized appreciation/depreciation on affiliated investment securities (33)
Net change in unrealized appreciation/depreciation on
unaffiliated
investment securities and foreign currency translations 3,661
Net change in unrealized appreciation/depreciation on futures contracts (210)
Net realized/unrealized gains (losses) on investments 3,129
Change in net assets resulting from operations $ 5,076

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Cornerstone Moderately Conservative
Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 1,947 $ 2,977 $ 2,669
Net realized gains (losses) (289) (4,858) 14,303
Net change in unrealized appreciation/depreciation 3,418 (4,749) (29,807)
Change in net assets resulting from operations 5,076 (6,630) (12,835)
Change in net assets resulting from distributions to shareholders (1,915) (12,852) (14,110)
Change in net assets resulting from capital transactions (5,309) 3,862 5,397
Change in net assets (2,148) (15,620) (21,548)
Net Assets:
Beginning of period 184,724 200,344 221,892
End of period $ 182,576 $ 184,724 $ 200,344
Capital Transactions:
Proceeds from shares issued $ 6,376 $ 10,924 $ 24,022
Distributions reinvested 1,904 12,790 14,047
Cost of shares redeemed (13,589) (19,852) (32,672)
Change in net assets resulting from capital transactions $ (5,309) $ 3,862 $ 5,397
Share Transactions:
Issued 620 1,045 1,948
Reinvested 187 1,252 1,142
Redeemed (1,323) (1,891) (2,665)
Change in Shares (516) 406 425
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Cornerstone Moderately Conservative Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $10.12 $11.23 $12.74 $11.14 $10.94 $11.29
Investment Activities:
Net investment income (loss) 0.11(b) 0.17(b) 0.15(b) 0.16(b) 0.23(b) 0.24
Net realized and unrealized gains (losses) 0.17 (0.54) (0.85) 1.64 0.22 (0.14)
Total from Investment Activities 0.28 (0.37) (0.70) 1.80 0.45 0.10
Distributions to Shareholders from:
Net investment income (0.11) (0.13) (0.17) (0.17) (0.23) (0.24)
Net realized gains — (0.61) (0.64) (0.03) (0.02) (0.21)
Total Distributions (0.11) (0.74) (0.81) (0.20) (0.25) (0.45)
Net Asset Value, End of Period $10.29 $10.12 $11.23 $12.74 $11.14 $10.94
Total Return(c)(d) 2.74% (3.31)% (5.95)% 16.30% 4.09% 0.99%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.90% 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 2.09% 2.13% 1.23% 1.35% 2.05% 2.22%
Gross Expenses(e)(f) 1.04% 1.05% 1.00% 1.02% 1.02% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $182,576 $184,724 $200,344 $221,892 $220,787 $226,484
Portfolio Turnover(c) 21% 43% 61% 52% 84% 77%(h)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Reflects increased usage of quantitative investment strategies.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
11
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Cornerstone Moderately Conservative Fund (the “Fund”).  The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
12
(Unaudited)
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability
Level 1 Level 2 Level 3 Total
Victory Cornerstone Moderately Conservative Fund
Common Stocks ............................................... $ 30,196 $ — $ — $ 30,196
U.S. Treasury Obligations ........................................ — 1,467 — 1,467
Exchange-Traded Funds ......................................... 75,669 — — 75,669
Affiliated Exchange-Traded Funds .................................. 74,647 — — 74,647
Collateral for Securities Loaned ................................... 3,812 — — 3,812
Total ....................................................... $ 184,324 $ 1,467 $ — $ 185,791
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 73 — — 73
Liabilities:
Futures Contracts .............................................. (128) — — (128)
Total ....................................................... $ (55) $ — $ — $ (55)
* Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
13
(Unaudited)
to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts and Collateral received from broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended August 31, 2023, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2023 (amounts in thousands):
*Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended August 31, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 73,000 (128,000)
Victory Cornerstone Moderately Conservative Fund ............................................. $ 73 $ 128
Net Realized
Gains (Losses)
on Derivatives
Recognized as
a Result from
Operations
Net Change
in Unrealized
Appreciation/
Depreciation
on Derivatives
Recognized as a
Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (559,000) (210,000)
Victory Cornerstone Moderately Conservative Fund ......................................... $ (559) $ (210)

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
14
(Unaudited)
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory Cornerstone Moderately Conservative Fund ........................ $ 3,724 $ — $ 3,812

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
15
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended August 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Victory Cornerstone Moderately Conservative Fund ....................... $ 37,282 $ 40,169 $ 1,499 $ 3,794

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
16
(Unaudited)
the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2023, the expense limit (excluding voluntary waivers) was 0.90%.
In addition, the Fund invests in affiliated VCM exchange-traded fund(s) (“affiliated ETFs”). The Fund’s advisory fee is reimbursed by VCM that to the extent of the indirect advisory fee incurred through the Fund’s proportional investment in the affiliated ETFs. These affiliated
ETF advisory fee reimbursements are not available for recoupment.  For the six months ended August 31, 2023, the Fund incurred reimbursable expenses of $132 thousand, of which $117 thousand consisted of affiliated ETF advisory fees for reimbursement and is reflected on the
Statement of Operations as Expenses waived/reimbursed by Adviser.  As of August 31, 2023, the Fund has a receivable related to affiliated ETF reimbursable expenses from the Adviser for $58 thousand, pursuant to the Fund’s expense limitation agreement and is reflected on the Statement of Assets and Liabilities as Receivable from Adviser for ETF reimbursements.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
For the six months ended August 31, 2023, recoupment in the amount of $29 thousand was paid to the Adviser.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund’s managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers’ tactical allocation will not be successful.
Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund’s asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).
Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund’s assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.  Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Cornerstone Moderately Conservative Fund .................. $ 174 $ 47 $ 35 $ 15 $ 271

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
17
(Unaudited)
ETF Risk — The Fund may invest in shares of ETFs, which generally are registered investment companies that hold a portfolio of common stocks or debt securities, the shares of which are traded on an exchange. ETFs incur their own management and other fees and expenses, such as trustees’ fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the
Fund as a shareholder in an ETF. As a result, the Fund’s investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund’s performance may be lower than if the Fund were to invest directly in the underlying securities held by the
ETF. For investments in affiliated ETFs, the Fund’s management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund’s investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
18
(Unaudited)
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the ended August 31, 2023, were as follows (amounts in thousands):
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory Cornerstone Moderately Conservative Fund ............................. $ (2,144) $ (2,212) $ (4,356)
Fair Value
2/28/2023
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
8/31/2023
Dividend
Income
Victory Cornerstone Moderately
Conservative Fund
VictoryShares Core Intermediate
Bond ETF .................. $ 55,536 $ — $ — $ — $ — $ 13 $ 55,549 $ 861
VictoryShares Core Plus
Intermediate Bond ETF ........ 14,695 — — — — (75) 14,620 319
VictoryShares Emerging Markets
Value Momentum ETF ......... 393 — — — — 16 409 16
VictoryShares Short-Term Bond
ETF ...................... 3,382 674 — — — 13 4,069 83
$ 74,006 $ 674 $ — $ — $ — $ (33)
$ 74,647
$ 1,279

Supplemental Information
August 31, 2023
Victory Portfolios III
19
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Cornerstone Moderately Conservative Fund $ 1,000.00 $ 1,027.40 $ 1,020.61 $ 4.59 $ 4.57 0.90%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
97451-1023

August 31, 2023
Semi Annual Report
Victory Emerging Markets Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
14
Statement of Operations
15
Statements of Changes in Net Assets
16
Financial Highlights
18
Notes to Financial Statements 20
Supplemental Information
Proxy Voting and Portfolio Holdings Information
27
Expense Examples
27
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Emerging Markets Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top 10 Sectors:
August 31, 2023
(% of Net Assets)
Country Allocation:
August 31, 2023
(% of Net Assets)
Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Information Technology
21.7%
Financials
19.8%
Consumer Discretionary
14.3%
Industrials
9.2%
Communication Services
8.2%
Materials
7.9%
Energy
5.0%
Consumer Staples
4.8%
Health Care
3.9%
Real Estate
2.6%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Emerging Markets Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.5%)
Belgium (0.1%):
Materials (0.1%):
Titan Cement International SA ............................................. 29,512 $ 587
Brazil (7.5%):
Communication Services (0.3%):
TIM SA .............................................................. 673,000 1,959
Consumer Discretionary (0.7%):
Smartfit Escola de Ginastica E Danca SA (a) .................................... 79,900 332
Vibra Energia SA ....................................................... 954,643 3,560
YDUQS Part .......................................................... 101,300 417
4,309
Consumer Staples (0.3%):
Sao Martinho SA ....................................................... 216,000 1,577
SLC Agricola SA ....................................................... 49,907 405
1,982
Energy (1.6%):
3R Petroleum Oleo e Gas SA (a) ............................................ 57,400 382
Petro Rio SA (a) ........................................................ 57,200 536
Petroleo Brasileiro SA , ADR ............................................... 622,624 8,748
9,666
Financials (1.6%):
Banco do Brasil SA ..................................................... 384,795 3,661
Banco do Estado do Rio Grande do Sul SA , Preference Shares ....................... 219,400 543
Itau Unibanco Holding SA , ADR ............................................ 579,588 3,188
Pagseguro Digital Ltd. , Class A (a) ........................................... 283,332 2,544
9,936
Industrials (0.9%):
CCR SA ............................................................. 818,520 2,060
Cielo SA ............................................................. 607,300 456
Marcopolo SA , Preference Shares ........................................... 423,000 518
Santos Brasil Participacoes SA ............................................. 822,100 1,433
SIMPAR SA .......................................................... 654,160 1,289
5,756
Information Technology (0.3%):
TOTVS SA ........................................................... 355,600 1,993
Materials (1.3%):
Gerdau SA , Preference Shares .............................................. 389,760 2,035
Vale SA .............................................................. 276,400 3,634
Vale SA , ADR ......................................................... 200,770 2,644
8,313
Real Estate (0.3%):
Aliansce Sonae Shopping Centers sa ......................................... 104,500 481
Multiplan Empreendimentos Imobiliarios SA ................................... 322,000 1,609
2,090
Utilities (0.2%):
Equatorial Energia SA ................................................... 67,500 432
Neoenergia SA ......................................................... 126,800 467
Omega Energia SA (a) .................................................... 174,650 353
1,252
47,256
Canada (1.1%):
Materials (1.1%):
First Quantum Minerals Ltd. ............................................... 262,271 7,047

Victory Portfolios III
Victory Emerging Markets Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Chile (0.4%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 307,688 $ 659
Real Estate (0.1%):
Cencosud Shopping SA .................................................. 224,364 376
Utilities (0.2%):
Enel Chile SA ......................................................... 17,632,358 1,189
2,224
China (23.1%):
Communication Services (5.7%):
Autohome, Inc. , ADR .................................................... 10,108 292
Baidu, Inc. , Class A (a) ................................................... 436,662 7,799
Hello Group, Inc. , ADR .................................................. 37,293 322
NetEase, Inc. .......................................................... 292,900 6,068
Tencent Holdings Ltd. ................................................... 508,663 21,080
35,561
Consumer Discretionary (6.2%):
361 Degrees International Ltd. ............................................. 1,014,000 534
Alibaba Group Holding Ltd. (a) ............................................. 1,047,304 12,155
Alibaba Group Holding Ltd. , ADR (a) ........................................ 58,351 5,421
BYD Co. Ltd. , Class H ................................................... 130,000 4,084
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 324,300 1,691
Gree Electric Appliances, Inc. , Class A ........................................ 493,899 2,425
H World Group, Ltd. , ADR (a) .............................................. 83,961 3,382
Hisense Home Appliances Group Co. Ltd. , Class A ............................... 424,200 1,425
JD.com, Inc. , Class A .................................................... 81,600 1,355
Midea Group Co., Ltd. , Class A ............................................. 318,700 2,471
MINISO Group Holding Ltd. , ADR (a) ........................................ 106,018 2,746
Yadea Group Holdings Ltd. (b) .............................................. 788,000 1,515
39,204
Consumer Staples (2.0%):
Chenguang Biotech Group Co. Ltd. , Class A ................................... 745,675 1,615
Hengan International Group Co. Ltd. ......................................... 536,000 1,988
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A ............................ 597,500 2,133
Tsingtao Brewery Co. Ltd. , Class H .......................................... 242,000 2,013
Wuliangye Yibin Co. Ltd. , Class A ........................................... 214,100 4,579
12,328
Energy (0.6%):
China Shenhua Energy Co. Ltd. , Class H ...................................... 377,500 1,099
PetroChina Co. Ltd. , Class H .............................................. 3,490,000 2,517
3,616
Financials (4.0%):
China Construction Bank Corp. , Class H ...................................... 6,996,000 3,743
China Merchants Bank Co. Ltd. , Class H ...................................... 694,000 2,748
Industrial & Commercial Bank of China Ltd. , Class H ............................. 10,555,000 4,840
PICC Property & Casualty Co., Ltd. , Class H ................................... 2,444,000 2,811
Ping An Insurance Group Co. of China Ltd. , Class H .............................. 1,790,000 10,717
24,859
Health Care (1.1%):
3SBio, Inc. (b) ......................................................... 443,500 371
China Animal Healthcare Ltd. (a) (c) .......................................... 1,673,000 —
China Medical System Holdings Ltd. ......................................... 334,000 481
China Resources Pharmaceutical Group Ltd. (b) ................................. 1,659,500 1,108
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 43,500 1,613
Sinopharm Group Co. Ltd. , Class H .......................................... 1,070,399 3,106
6,679

Victory Portfolios III
Victory Emerging Markets Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (2.2%):
Airtac International Group ................................................ 93,344 $ 2,689
China Railway Group Ltd. , Class H .......................................... 5,548,000 2,935
Contemporary Amperex Technology Co., Ltd. , Class A ............................ 64,200 2,082
Sany Heavy Equipment International Holdings Co. Ltd. ........................... 374,000 583
Xinte Energy Co. Ltd. , Class H (a) (d) ......................................... 264,000 467
ZTO Express Cayman, Inc. , ADR ........................................... 195,374 4,912
13,668
Information Technology (0.3%):
JinkoSolar Holding Co. Ltd. , ADR (a) ........................................ 8,303 278
Luxshare Precision Industry Co. Ltd. , Class A ................................... 430,000 1,945
2,223
Materials (0.8%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 775,500 2,160
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 4,042,508 1,729
Tianqi Lithium Corp. , Class A .............................................. 146,800 1,158
5,047
Real Estate (0.2%):
China Vanke Co. Ltd. , Class H ............................................. 1,034,075 1,206
Poly Property Services Co. Ltd. , Class H ...................................... 62,200 289
1,495
Utilities (0.0%):(e)
China Datang Corp. Renewable Power Co. Ltd. , Class H ........................... 1,373,000 342
145,022
Egypt (0.3%):
Communication Services (0.1%):
Telecom Egypt Co. ...................................................... 436,359 372
Financials (0.2%):
Commercial International Bank Egypt SAE , Registered Shares , GDR .................. 1,128,743 1,384
1,756
Greece (1.8%):
Consumer Discretionary (0.4%):
JUMBO SA ........................................................... 14,967 462
OPAP SA ............................................................. 136,919 2,312
2,774
Energy (0.3%):
Motor Oil Hellas Corinth Refineries SA ....................................... 81,323 2,069
Financials (0.6%):
National Bank of Greece SA (a) ............................................. 536,303 3,641
Industrials (0.4%):
Mytilineos SA ......................................................... 54,156 2,196
Utilities (0.1%):
Holding Co. Admie Ipto SA (a) ............................................. 146,467 364
11,044
Hong Kong (2.0%):
Consumer Discretionary (0.4%):
Man Wah Holdings Ltd. .................................................. 1,463,200 1,064
Sharkninja, Inc. (a) (d) .................................................... 41,700 1,456
2,520
Health Care (0.1%):
The United Laboratories International Holdings Ltd. .............................. 796,000 711

Victory Portfolios III
Victory Emerging Markets Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (0.4%):
Techtronic Industries Co. Ltd. .............................................. 242,000 $ 2,387
Information Technology (0.7%):
Lenovo Group Ltd. ...................................................... 3,754,000 4,243
Real Estate (0.4%):
China Resources Land Ltd. ................................................ 574,000 2,426
Utilities (0.0%):(e)
China Water Affairs Group Ltd. ............................................. 478,000 366
12,653
Hungary (0.6%):
Financials (0.6%):
OTP Bank Nyrt ........................................................ 88,853 3,630
India (14.5%):
Communication Services (0.4%):
Indus Towers Ltd. (a) .................................................... 947,095 2,003
Sun TV Network Ltd. .................................................... 59,727 445
2,448
Consumer Discretionary (2.3%):
Apollo Tyres Ltd. ....................................................... 146,220 686
Bajaj Auto Ltd. ........................................................ 32,141 1,790
Indian Hotels Co. Ltd. ................................................... 87,016 442
Kalyan Jewellers India Ltd. ................................................ 365,087 1,109
Mahindra & Mahindra Ltd. ................................................ 220,235 4,188
Mahindra CIE Automotive Ltd. ............................................. 183,871 1,160
Raymond Ltd. ......................................................... 98,180 2,370
Tata Motors Ltd. ....................................................... 330,472 2,396
14,141
Energy (0.7%):
Aegis Logistics Ltd. ..................................................... 101,575 454
Reliance Industries Ltd. .................................................. 133,905 3,890
4,344
Financials (5.3%):
Angel One Ltd. ........................................................ 29,633 669
Axis Bank Ltd. ........................................................ 548,371 6,443
Cholamandalam Investment and Finance Co. Ltd. ................................ 221,403 2,998
ICICI Bank Ltd. , ADR ................................................... 753,576 17,460
IDFC First Bank Ltd. (a) .................................................. 749,013 844
Jio Financial Services, Ltd. (a) .............................................. 133,905 378
Mahindra & Mahindra Financial Services Ltd. .................................. 108,230 389
Manappuram Finance Ltd. ................................................ 1,762,676 3,289
Power Finance Corp. Ltd. ................................................. 254,211 798
33,268
Health Care (0.9%):
Apollo Hospitals Enterprise Ltd. ............................................ 38,418 2,233
Aster DM Healthcare Ltd. (a) (b) ............................................. 134,152 537
Dr Reddy's Laboratories Ltd. ............................................... 29,312 1,983
Granules India Ltd. ..................................................... 111,374 400
Narayana Hrudayalaya Ltd. ................................................ 35,838 450
5,603
Industrials (2.0%):
AIA Engineering Ltd. .................................................... 13,036 582
Apar Industries Ltd. ..................................................... 12,338 746
Ashok Leyland Ltd. ..................................................... 1,073,834 2,384
CMS Info Systems Ltd. .................................................. 77,697 339
eClerx Services Ltd. ..................................................... 49,681 974

Victory Portfolios III
Victory Emerging Markets Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
HG Infra Engineering Ltd. ................................................ 87,108 $ 979
KEI Industries Ltd. ...................................................... 14,174 463
Larsen & Toubro Ltd. .................................................... 108,707 3,547
NCC Ltd. ............................................................ 515,525 1,055
WNS Holdings Ltd. , ADR (a) .............................................. 20,122 1,315
12,384
Information Technology (0.3%):
Infosys Ltd. , ADR ...................................................... 87,560 1,521
KPIT Technologies Ltd. .................................................. 46,779 663
2,184
Materials (1.9%):
Jindal Stainless Ltd. ..................................................... 154,277 846
JK Paper Ltd. .......................................................... 357,042 1,572
National Aluminium Co. Ltd. .............................................. 346,553 393
Pcbl, Ltd. India ........................................................ 204,826 431
Supreme Industries Ltd. .................................................. 8,873 478
Tata Chemicals Ltd. ..................................................... 63,089 808
Tata Steel Ltd. ......................................................... 1,915,427 2,841
UltraTech Cement Ltd. ................................................... 27,822 2,787
UPL Ltd. ............................................................. 268,706 1,918
12,074
Real Estate (0.1%):
Oberoi Realty Ltd. ...................................................... 31,570 427
Utilities (0.6%):
CESC Ltd. ............................................................ 448,756 451
Power Grid Corp. of India Ltd. ............................................. 989,862 2,922
VA Tech Wabag Ltd. (a) ................................................... 86,247 514
3,887
90,760
Indonesia (3.4%):
Communication Services (0.4%):
PT Telekomunikasi Indonesia Persero Tbk , ADR ................................ 106,958 2,596
Consumer Discretionary (0.1%):
PT Mitra Adiperkasa Tbk ................................................. 7,096,600 902
Energy (0.3%):
PT Adaro Energy Indonesia Tbk ............................................ 7,745,300 1,357
PT AKR Corporindo Tbk ................................................. 3,927,800 361
1,718
Financials (2.5%):
PT Bank Mandiri Persero Tbk .............................................. 21,768,580 8,611
PT Bank Rakyat Indonesia Persero Tbk ....................................... 20,030,946 7,300
15,911
Real Estate (0.1%):
PT Bumi Serpong Damai Tbk (a) ............................................ 4,734,900 353
21,480
Ireland (0.8%):
Consumer Discretionary (0.8%):
PDD Holdings, Inc. , ADR (a) ............................................... 49,701 4,919
Luxembourg (0.9%):
Materials (0.9%):
Ternium SA , ADR ...................................................... 141,783 5,924

Victory Portfolios III
Victory Emerging Markets Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd. (a) ..................................................... 435,600 $ 1,474
Malaysia (0.5%):
Consumer Staples (0.1%):
Heineken Malaysia Bhd .................................................. 104,100 535
Financials (0.1%):
Alliance Bank Malaysia BHD .............................................. 684,400 509
Health Care (0.1%):
KPJ Healthcare Bhd ..................................................... 1,931,600 484
Industrials (0.1%):
Gamuda Bhd .......................................................... 748,200 727
Real Estate (0.1%):
Eco World Development Group Bhd ......................................... 2,541,800 565
Utilities (0.0%):(e)
Mega First Corp. Bhd .................................................... 578,700 415
3,235
Mexico (5.0%):
Communication Services (0.5%):
America Movil SAB de CV , ADR ........................................... 159,649 3,060
Consumer Discretionary (0.2%):
Alsea SAB de CV (a) .................................................... 421,840 1,486
Consumer Staples (1.3%):
Fomento Economico Mexicano SAB de CV , ADR ............................... 32,776 3,688
Grupo Comercial Chedraui SA de CV ........................................ 60,212 337
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 1,759,272 3,959
7,984
Energy (0.1%):
Vista Energy SAB de CV , ADR (a) ........................................... 24,465 656
Financials (1.8%):
Banco del Bajio SA (b) ................................................... 147,884 467
Grupo Financiero Banorte SAB de CV , Class O ................................. 1,291,825 10,944
11,411
Industrials (0.4%):
Grupo Aeroportuario del Pacifico SAB de CV , Class B ............................ 143,502 2,637
Materials (0.3%):
Alpek SAB de CV (d) .................................................... 391,498 386
GCC SAB de CV ....................................................... 96,046 922
Grupo Mexico SAB de CV , Class B .......................................... 161,512 769
2,077
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 454,800 1,687
Macquarie Mexico Real Estate Management SA de CV (b) .......................... 303,475 567
2,254
31,565
Panama (0.3%):
Industrials (0.3%):
Copa Holdings SA , Class A ................................................ 16,973 1,726

Victory Portfolios III
Victory Emerging Markets Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Philippines (0.1%):
Consumer Discretionary (0.0%):(e)
Bloomberry Resorts Corp. (a) .............................................. 1,993,600 $ 390
Financials (0.1%):
Security Bank Corp. ..................................................... 338,280 481
871
Poland (0.1%):
Financials (0.1%):
Kruk SA (a) ........................................................... 8,006 776
Portugal (0.7%):
Energy (0.7%):
Galp Energia SGPS SA ................................................... 325,411 4,491
Qatar (0.3%):
Industrials (0.3%):
Industries Qatar QSC .................................................... 584,293 1,983
Russian Federation (0.0%):(e)
Communication Services (0.0%):(e)
Mobile TeleSystems PJSC , ADR (a) (c) (f) ...................................... 253,826 14
Consumer Staples (0.0%):(e)
Magnit PJSC (a) (c) (f) .................................................... 29,318 — (g)
Energy (0.0%):(e)
Gazprom PJSC (c) (f) ..................................................... 1,087,480 27
Rosneft Oil Co. PJSC , GDR (a) (c) (f) ......................................... 457,159 22
49
Financials (0.0%):(e)
Moscow Exchange MICEX-RTS PJSC (a) (c) (f) .................................. 196,760 2
Sberbank of Russia PJSC (c) (f) ............................................. 687,954 —
Sberbank of Russia PJSC , ADR (a) (c) (f) ....................................... 329,652 —
2
65
Saudi Arabia (1.8%):
Communication Services (0.5%):
Saudi Telecom Co. ...................................................... 262,766 2,788
Energy (0.1%):
Aldrees Petroleum and Transport Services Co. .................................. 19,646 713
Industrials (0.1%):
Riyadh Cables Group Co. ................................................. 21,958 454
Information Technology (0.3%):
Arabian Internet & Communications Services Co. ................................ 22,436 2,108
Materials (0.8%):
SABIC Agri-Nutrients Co. ................................................ 78,696 2,884
Sahara International Petrochemical Co. ....................................... 235,788 2,289
5,173
11,236
South Africa (0.8%):
Consumer Discretionary (0.1%):
Truworths International Ltd. ............................................... 138,333 531
Energy (0.0%):(e)
Exxaro Resources Ltd. ................................................... 31,655 280

Victory Portfolios III
Victory Emerging Markets Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.4%):
Standard Bank Group Ltd. ................................................ 246,293 $ 2,516
Industrials (0.2%):
The Bidvest Group Ltd. .................................................. 85,197 1,286
Materials (0.1%):
African Rainbow Minerals Ltd. ............................................. 44,624 421
5,034
South Korea (12.8%):
Communication Services (0.3%):
JYP Entertainment Corp. ................................................. 24,629 2,089
Consumer Discretionary (1.7%):
Hyundai Mobis Co. Ltd. .................................................. 32,067 5,599
Kia Corp. ............................................................ 72,417 4,390
Youngone Corp. ........................................................ 11,957 486
10,475
Consumer Staples (0.4%):
BGF retail Co. Ltd. ..................................................... 6,290 744
KT&G Corp. .......................................................... 20,256 1,331
Lotte Chilsung Beverage Co. Ltd. ........................................... 673 66
NongShim Co. Ltd. ..................................................... 1,576 546
2,687
Financials (1.5%):
DB Insurance Co. Ltd. ................................................... 58,228 3,597
JB Financial Group Co. Ltd. ............................................... 68,858 505
Samsung Securities Co. Ltd. ............................................... 105,551 2,979
Shinhan Financial Group Co. Ltd. ........................................... 90,198 2,423
9,504
Health Care (0.8%):
Classys, Inc. .......................................................... 14,471 424
Dentium Co. Ltd. ....................................................... 6,227 581
Hanmi Pharm Co. Ltd. ................................................... 1,478 329
Samsung Biologics Co. Ltd. (a) (b) ........................................... 5,572 3,105
4,439
Industrials (1.0%):
Hanwha Aerospace Co. Ltd. ............................................... 6,899 594
Hyundai Glovis Co. Ltd. .................................................. 2,837 370
Hyundai Rotem Co., Ltd. (a) ............................................... 46,836 1,088
LS Electric Co. Ltd. ..................................................... 7,823 590
LX International Corp. ................................................... 15,098 346
Samsung Engineering Co. Ltd. (a) ........................................... 129,049 3,316
6,304
Information Technology (6.8%):
DB HiTek Co. Ltd. ...................................................... 9,953 402
HAESUNG DS Co., Ltd. ................................................. 24,644 1,276
Hyundai Autoever Corp. .................................................. 5,820 773
Innox Advanced Materials Co. Ltd. .......................................... 83,181 2,390
LX Semicon Co. Ltd. .................................................... 4,561 307
Samsung Electronics Co. Ltd. .............................................. 590,497 29,868
SK Hynix, Inc. ......................................................... 77,413 7,119
SOLUM Co., Ltd. (a) .................................................... 28,018 645
42,780
Materials (0.3%):
KCC Corp. ........................................................... 1,439 238
LOTTE Fine Chemical Co. Ltd. ............................................ 13,194 602
OCI Co. Ltd. (a) ........................................................ 6,509 507

Victory Portfolios III
Victory Emerging Markets Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Poongsan Corp. ........................................................ 21,445 $ 572
1,919
80,197
Taiwan (14.6%):
Consumer Discretionary (0.4%):
Makalot Industrial Co. Ltd. ................................................ 57,000 598
Poya International Co. Ltd. ................................................ 90,900 1,385
Tong Yang Industry Co. Ltd. ............................................... 299,000 635
2,618
Health Care (0.6%):
Lotus Pharmaceutical Co. Ltd. ............................................. 228,000 1,807
Universal Vision Biotechnology Co. Ltd. ...................................... 162,763 1,713
3,520
Industrials (0.4%):
Aerospace Industrial Development Corp. ...................................... 228,000 443
Chicony Power Technology Co. Ltd. ......................................... 143,000 525
China Airlines Ltd. ...................................................... 519,000 368
Sporton International, Inc. ................................................. 42,000 338
Sunonwealth Electric Machine Industry Co., Ltd. ................................ 193,000 821
2,495
Information Technology (13.0%):
Alchip Technologies Ltd. ................................................. 11,000 846
ASE Technology Holding Co. Ltd. ........................................... 794,000 2,939
ASE Technology Holding Co. Ltd. , ADR (d) .................................... 519,182 4,268
Chipbond Technology Corp. ............................................... 229,000 501
Chroma ATE, Inc. ...................................................... 79,000 691
Compeq Manufacturing Co. Ltd. ............................................ 313,000 444
Elite Material Co. Ltd. ................................................... 31,000 424
Getac Holdings Corp. .................................................... 281,000 619
Gigabyte Technology Co., Ltd. ............................................. 49,000 522
Gold Circuit Electronics Ltd. ............................................... 560,800 3,773
Hon Hai Precision Industry Co. Ltd. , GDR ..................................... 256,614 1,683
King Yuan Electronics Co. Ltd. ............................................. 1,262,000 3,035
Lotes Co. Ltd. ......................................................... 17,000 460
MediaTek, Inc. ......................................................... 318,000 7,014
Novatek Microelectronics Corp. ............................................ 172,000 2,151
Radiant Opto-Electronics Corp. ............................................. 138,000 517
Sercomm Corp. ........................................................ 150,000 570
Simplo Technology Co. Ltd. ............................................... 46,000 444
Sinbon Electronics Co. Ltd. ............................................... 39,000 379
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 61,876 5,790
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,942,000 33,375
Tripod Technology Corp. ................................................. 91,000 539
Unimicron Technology Corp. .............................................. 599,000 3,467
United Microelectronics Corp. ............................................. 1,959,000 2,797
Wistron Corp. ......................................................... 106,000 388
Wiwynn Corp. ......................................................... 43,000 2,096
Yageo Corp. ........................................................... 111,000 1,687
81,419
Materials (0.2%):
Allied Supreme Corp. .................................................... 55,000 483
Taiwan Hon Chuan Enterprise Co. Ltd. ....................................... 206,000 674
1,157
91,209
Thailand (1.6%):
Energy (0.6%):
PTT Exploration & Production PCL .......................................... 793,700 3,594

Victory Portfolios III
Victory Emerging Markets Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.5%):
SCB X PCL ........................................................... 1,019,000 $ 3,432
Health Care (0.1%):
Mega Lifesciences PCL .................................................. 387,900 485
Materials (0.1%):
Tipco Asphalt PCL ...................................................... 1,253,800 616
Real Estate (0.3%):
AP Thailand PCL ....................................................... 3,688,300 1,337
Origin Property PCL ..................................................... 1,137,500 344
1,681
9,808
Turkey (0.5%):
Consumer Staples (0.2%):
Coca-Cola Icecek A/S .................................................... 63,552 936
Industrials (0.3%):
Pegasus Hava Tasimaciligi AS (a) ............................................ 53,035 1,736
Tekfen Holding A/S ..................................................... 197,679 353
2,089
3,025
United Arab Emirates (1.7%):
Consumer Discretionary (0.4%):
Americana Restaurants International PLC ..................................... 2,146,498 2,591
Financials (0.5%):
Emirates NBD Bank PJSC ................................................ 695,667 3,096
Industrials (0.2%):
Air Arabia PJSC ........................................................ 1,110,667 892
Real Estate (0.6%):
Emaar Development PJSC ................................................ 468,695 836
Emaar Properties PJSC ................................................... 1,619,978 3,113
3,949
10,528
United Kingdom (0.6%):
Consumer Staples (0.4%):
Unilever PLC ......................................................... 51,073 2,613
Health Care (0.2%):
Hikma Pharmaceuticals PLC ............................................... 43,284 1,195
3,808
United States (0.4%):
Consumer Discretionary (0.4%):
Samsonite International SA (a) (b) ............................................ 762,300 2,553
Total Common Stocks (Cost $549,873) 617,886
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI Emerging Markets Small-Cap ETF ................................ 6,895 385
Total Exchange-Traded Funds (Cost $350) 385
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .23% (h) ........ 547,832 548
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .25% (h) ............ 547,832 547
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (h) ............... 547,832 548

Victory Portfolios III
Victory Emerging Markets Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 4,261
Magnit PJSC ...............................................
9/16/2021
2,278
Mobile TeleSystems PJSC , ADR .................................
4/4/2016
2,117
Moscow Exchange MICEX-RTS PJSC ............................
5/4/2020
331
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
2,920
Sberbank of Russia PJSC ......................................
3/2/2015
800
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
4,362
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (h) . 547,832 $ 548
Total Collateral for Securities Loaned (Cost $2,191) 2,191
Total Investments (Cost $552,414) — 99.0% 620,462
Other assets in excess of liabilities — 1.0% 6,474
NET ASSETS - 100.00% $ 626,936
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$10,222 (thousands) and amounted to 1.6% of net assets.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) All or a portion of this security is on loan.
(e) Amount represents less than 0.05% of net assets.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2023 (amounts in thousands).
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on August 31, 2023.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Statement of Assets and Liabilities
August 31, 2023
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Emerging
Markets Fund
Assets:
Investments, at value (Cost $552,414) $ 620,462 (a)
Foreign currency, at value (Cost $462) 462
Cash 13,740
Receivables:
Interest and dividends 1,464
Capital shares issued 38
Investments sold 334
From Adviser 48
Reclaims 51
Prepaid expenses 24
Total Assets 636,623
Liabilities:
Payables:
Collateral received on loaned securities 2,191
Investments purchased 934
Capital shares redeemed 1,553
Accrued foreign capital gains taxes 4,119
Accrued expenses and other payables:
Investment advisory fees 558
Administration fees 64
Custodian fees 59
Transfer agent fees 82
Compliance fees — (b)
Trustees' fees 1
Other accrued expenses 126
Total Liabilities 9,687
Commitments and contingencies (Note 5 )
Net Assets:
Capital 590,868
Total accumulated earnings/(loss) 36,068
Net Assets $ 626,936
Net Assets
Fund Shares $ 240,977
Institutional Shares 385,959
Total $ 626,936
Shares (unlimited number of shares authorized with no par value):
Fund Shares 12,595
Institutional Shares 20,208
Total 32,803
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 19 .13
Institutional Shares 19 .10
(a) Includes $2,720 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
15
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Emerging
Markets Fund
Investment Income:
Dividends $ 22,255
Interest 139
Securities lending (net of fees) 26
Foreign tax withholding (1,709)
Total Income 20,711
Expenses:
Investment advisory fees 3,237
Administration fees — Fund Shares 182
Administration fees — Institutional Shares 195
Sub-Administration fees 28
Custodian fees 234
Transfer agent fees — Fund Shares 286
Transfer agent fees — Institutional Shares 195
Trustees' fees 23
Compliance fees 3
Legal and audit fees 61
State registration and filing fees 21
Other expenses 78
Total Expenses 4,543
Expenses waived/reimbursed by Adviser (167)
Net Expenses 4,376
Net Investment Income (Loss) 16,335
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 3,623
Foreign taxes on realized gains (794)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 28,736
Net change in accrued foreign taxes on unrealized gains (2,935)
Net realized/unrealized gains (losses) on investments 28,630
Change in net assets resulting from operations $ 44,965

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Emerging Markets Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,335 $ 11,878 $ 10,376
Net realized gains (losses) 2,829 (35,202) 29,377
Net change in unrealized appreciation/depreciation 25,801 (37,109) (181,540)
Change in net assets resulting from operations 44,965 (60,433) (141,787)
Distributions to Shareholders:
Fund Shares — (3,948) (2,223)
Institutional Shares — (7,622) (3,355)
Class A — (1) (b) —
Change in net assets resulting from distributions to shareholders — (11,571) (5,578)
Change in net assets resulting from capital transactions (28,327) 6,874 49,614
Change in net assets 16,638 (65,130) (97,751)
Net Assets:
Beginning of period 610,298 675,428 773,179
End of period $ 626,936 $ 610,298 $ 675,428
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Class A activity is for the period June 1, 2022 to February 22, 2023 (date of termination).

17
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Emerging Markets Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 6,475 $ 8,152 $ 20,578
Distributions reinvested — 3,892 2,195
Cost of shares redeemed (17,016) (23,929) (51,176)
Total Fund Shares $ (10,541) $ (11,885) $ (28,403)
Institutional Shares
Proceeds from shares issued $ 6,200 $ 74,640 $ 122,913
Distributions reinvested — 7,616 3,352
Cost of shares redeemed (23,986) (63,439) (48,191)
Total Institutional Shares $ (17,786) $ 18,817 $ 78,074
Class A
Proceeds from shares issued $ — $ 20 (b) $ — (c)
Distributions reinvested — — (b) (c) —
Cost of shares redeemed — (78) (b) (57)
Total Class A $ — $ (58) (b) $ (57)
Change in net assets resulting from capital transactions $ (28,327) $ 6,874 $ 49,614
Share Transactions:
Fund Shares
Issued 345 457 918
Reinvested — 224 101
Redeemed (908) (1,345) (2,309)
Total Fund Shares (563) (664) (1,290)
Institutional Shares
Issued 333 4,275 5,737
Reinvested — 439 154
Redeemed (1,273) (3,544) (2,177)
Total Institutional Shares (940) 1,170 3,714
Class A
Issued — 1 (b) — (d)
Reinvested — — (b) (d) —
Redeemed — (4) (b) (3)
Total Class A — (3) (b) (3)
Change in Shares (1,503) 503 2,421
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Class A activity is for the period June 1, 2022 to February 22, 2023 (date of termination).
(c) Rounds to less than $1 thousand.
(d) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Emerging Markets Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $17.82 $20.00 $24.66 $16.16 $17.14 $18.84
Investment Activities:
Net investment income (loss) 0.47(b) 0.34(b) 0.30(b) 0.16(b) 0.25(b) 0.17
Net realized and unrealized gains (losses) 0.84 (2.22) (4.81) 8.57 (1.17) (1.67)
Total from Investment Activities 1.31 (1.88) (4.51) 8.73 (0.92) (1.50)
Distributions to Shareholders from:
Net investment income — (0.30) (0.15) (0.23) (0.06) (0.20)
Total Distributions — (0.30) (0.15) (0.23) (0.06) (0.20)
Net Asset Value, End of Period $19.13 $17.82 $20.00 $24.66 $16.16 $17.14
Total Return(c)(d) 7.35% (9.36)% (18.33)% 54.25% (5.41)% (7.86)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.50% 1.48% 1.47% 1.45% 1.48% 1.48%(i)
Net Investment Income (Loss)(e) 5.05% 2.53% 1.35% 0.77% 1.44% 1.02%
Gross Expenses(e)(f) 1.56% 1.57% 1.47% 1.47% 1.54% 1.48%(i)
Supplemental Data:
Net Assets at end of period (000's) $240,977 $234,472 $276,456 $372,624 $281,937 $340,465
Portfolio Turnover(c)(j) 26% 45% 54% 73%(k) 124%(l) 68%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Reflects total annual operating expenses for reductions of expenses paid indirectly. Expenses paid indirectly decreased the expense ratios by less than
0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects a return to normal trading levels after a prior year transition.
(l) Reflects increased trading activity due to transition or asset allocation shift.

19
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Emerging Markets Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $17.77 $19.97 $24.62 $16.14 $17.10 $18.79
Investment Activities:
Net investment income (loss) 0.49(b) 0.35(b) 0.35(b) 0.20(b) 0.29(b) 0.18
Net realized and unrealized gains (losses) 0.84 (2.21) (4.80) 8.55 (1.17) (1.62)
Total from Investment Activities 1.33 (1.86) (4.45) 8.75 (0.88) (1.44)
Distributions to Shareholders from:
Net investment income — (0.34) (0.20) (0.27) (0.08) (0.25)
Total Distributions — (0.34) (0.20) (0.27) (0.08) (0.25)
Net Asset Value, End of Period $19.10 $17.77 $19.97 $24.62 $16.14 $17.10
Total Return(c)(d) 7.48% (9.26)% (18.15)% 54.46% (5.17)% (7.58)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.31% 1.30% 1.28% 1.26% 1.29% 1.25%(i)
Net Investment Income (Loss)(e) 5.24% 2.60% 1.59% 0.96% 1.67% 1.24%
Gross Expenses(e)(f) 1.36% 1.37% 1.31% 1.29% 1.33% 1.25%(i)
Supplemental Data:
Net Assets at end of period (000's) $385,959 $375,826 $398,909 $400,408 $327,156 $491,978
Portfolio Turnover(c)(j) 26% 45% 54% 73%(k) 124%(l) 68%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Reflects total annual operating expenses for reductions of expenses paid indirectly. Expenses paid indirectly decreased the expense ratios by less than
0.01%.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects a return to normal trading levels after a prior year transition.
(l) Reflects increased trading activity due to transition or asset allocation shift.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
20
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Emerging Markets Fund (the “Fund”). The Fund offers two classes of shares:
Fund Shares and Institutional Shares. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
21
(Unaudited)
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of August
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Level 1 Level 2 Level 3 Total
Victory Emerging Markets Fund
Common Stocks ............................................... $ 152,798 $ 465,023 $ 65 $ 617,886
Exchange-Traded Funds ......................................... 385 — — 385
Collateral for Securities Loaned ................................... 2,191 — — 2,191
Total ....................................................... $ 155,374 $ 465,023 $ 65 $ 620,462

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
22
(Unaudited)
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory Emerging Markets Fund ...................................... $ 2,720 $ 693 $ 2,191

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
23
(Unaudited)
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM (affiliated fund-of-funds). The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Emerging Markets Fund Index. The Lipper Emerging Markets Fund Index tracks the total return performance of the largest funds within the Lipper Emerging Markets Fund category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point .
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Fund Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $30 and $39 for Fund Shares and Institutional Shares, in thousands, respectively. Performance adjustments were 0.02% and 0.02% for Fund Shares and Institutional Shares, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
Excluding U.S. Government
Securities
Purchases Sales
Victory Emerging Markets Fund ............................................................... $ 161,615 $ 184,604
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund 0.4
Victory Cornerstone Equity Fund 1.6
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
24
(Unaudited)
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
VCM entered into an Investment Subadvisory Agreement with Lazard Asset Management LLC (“Lazard”), under which Lazard directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15% and 0.10%, which is based on the Fund’s average daily net assets of the Fund Shares and Institutional Shares, respectively. Amounts incurred for the six months ended August
31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31, 2023, are reflected on the Statement of
Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the
Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of August 31, 2023, the expense limits (excluding voluntary waivers) were 1.48% and 1.29% for Fund Shares and
Institutional Shares, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
25
(Unaudited)
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Emerging Markets Fund ................................ $ 143 $ 99 $ 346 $ 167 $ 755

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
26
(Unaudited)
defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory Emerging Markets Fund ........................................... $ (31,843) $ (13,660) $ (45,503)

Supplemental Information
August 31, 2023
Victory Portfolios III
27
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Emerging Markets Fund
Fund Shares ............................
$ 1,000.00 $ 1,073.50 $ 1,017.60 $ 7.82 $ 7.61 1.50%
Institutional Shares .......................
1,000.00 1,074.80 1,018.55 6.83 6.65 1.31%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
25559-1023

August 31, 2023
Semi Annual Report
Victory Global Equity Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
13
Notes to Financial Statements 14
Supplemental Information
Proxy Voting and Portfolio Holdings Information
20
Expense Examples
20
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Global Equity Income Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks total return with an emphasis on current income.
Sector Allocation*:
August 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Global Equity Income Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.4%)
Australia (0.3%):
Consumer Staples (0.3%):
Coles Group Ltd. ....................................................... 13,421 $ 141
Austria (0.6%):
Energy (0.4%):
OMV AG ............................................................ 5,377 249
Utilities (0.2%):
Verbund AG .......................................................... 1,433 117
366
Canada (5.2%):
Consumer Discretionary (0.5%):
Dollarama, Inc. ........................................................ 3,899 253
Consumer Staples (0.1%):
Metro, Inc. ........................................................... 1,399 72
Energy (0.3%):
Canadian Natural Resources Ltd. ............................................ 2,531 164
Financials (3.6%):
Bank of Montreal ....................................................... 5,065 436
Great-West Lifeco, Inc. (a) ................................................. 12,484 359
IGM Financial, Inc. ..................................................... 10,340 295
Manulife Financial Corp. ................................................. 13,254 245
Royal Bank of Canada ................................................... 771 69
Sun Life Financial, Inc. (a) ................................................ 6,426 314
The Toronto-Dominion Bank ............................................... 5,611 342
2,060
Materials (0.4%):
West Fraser Timber Co. Ltd. ............................................... 3,194 241
Utilities (0.3%):
Canadian Utilities Ltd. , Class A ............................................. 6,500 154
2,944
Denmark (1.8%):
Consumer Staples (0.3%):
Carlsberg A/S , Class B ................................................... 1,028 149
Health Care (1.3%):
Coloplast A/S , Class B ................................................... 1,119 128
Novo Nordisk A/S , Class B ................................................ 3,439 634
762
Materials (0.2%):
Novozymes A/S , B Shares ................................................ 2,896 125
1,036
Finland (0.1%):
Communication Services (0.1%):
Elisa Oyj ............................................................. 1,132 56
France (2.6%):
Consumer Discretionary (0.9%):
Hermes International SCA ................................................ 123 253
LVMH Moet Hennessy Louis Vuitton SE ...................................... 320 271
524
Consumer Staples (0.5%):
L'Oreal SA ........................................................... 604 265

Victory Portfolios III
Victory Global Equity Income Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.2%):
AXA SA ............................................................. 4,800 $ 144
Health Care (0.5%):
Sanofi ............................................................... 2,432 259
Industrials (0.5%):
Bouygues SA .......................................................... 8,738 302
1,494
Germany (2.8%):
Consumer Discretionary (0.6%):
Mercedes-Benz Group AG ................................................ 3,267 239
Volkswagen AG , Preference Shares .......................................... 947 116
355
Financials (1.0%):
Allianz SE , Registered Shares .............................................. 2,330 566
Industrials (0.4%):
DHL Group ........................................................... 4,390 204
Information Technology (0.1%):
Nemetschek SE ........................................................ 1,242 86
Utilities (0.7%):
E.ON SE ............................................................. 22,291 274
RWE AG ............................................................. 3,094 128
402
1,613
Hong Kong (0.2%):
Utilities (0.2%):
Power Assets Holdings Ltd. ............................................... 26,500 130
Ireland (0.2%):
Health Care (0.2%):
Medtronic PLC ........................................................ 1,251 102
Italy (1.2%):
Financials (0.6%):
Assicurazioni Generali SpA ............................................... 17,086 354
Utilities (0.6%):
Snam SpA ............................................................ 28,565 147
Terna - Rete Elettrica Nazionale ............................................ 19,120 158
305
659
Japan (8.1%):
Communication Services (1.1%):
KDDI Corp. ........................................................... 11,200 333
Nippon Telegraph & Telephone Corp. ........................................ 265,000 306
639
Consumer Discretionary (0.5%):
Iida Group Holdings Co. Ltd. .............................................. 7,700 126
ZOZO, Inc. ........................................................... 6,800 136
262
Financials (2.3%):
Japan Post Holdings Co. Ltd. .............................................. 24,600 189
Mizuho Financial Group, Inc. .............................................. 11,100 183
ORIX Corp. ........................................................... 9,100 170
Sumitomo Mitsui Financial Group, Inc. ....................................... 10,000 457

Victory Portfolios III
Victory Global Equity Income Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Tokio Marine Holdings, Inc. ............................................... 14,200 $ 313
1,312
Health Care (0.2%):
Hoya Corp. ........................................................... 1,100 122
Industrials (2.5%):
ITOCHU Corp. (a) ...................................................... 8,200 308
Kajima Corp. .......................................................... 13,900 232
Mitsubishi Corp. ....................................................... 7,200 355
Mitsui & Co. Ltd. ....................................................... 6,700 249
Mitsui O.S.K. Lines Ltd. (a) ................................................ 10,500 291
1,435
Information Technology (1.5%):
FUJIFILM Holdings Corp. ................................................ 2,200 130
Fujitsu Ltd. ........................................................... 1,100 138
Nomura Research Institute Ltd. ............................................. 9,300 267
Oracle Corp. .......................................................... 2,100 147
Seiko Epson Corp. (a) .................................................... 10,800 169
851
4,621
Netherlands (1.9%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 56,389 198
Consumer Staples (0.5%):
Koninklijke Ahold Delhaize NV ............................................ 9,229 302
Industrials (0.6%):
Wolters Kluwer NV ..................................................... 3,057 368
Information Technology (0.4%):
ASML Holding NV ..................................................... 338 222
1,090
Norway (0.3%):
Materials (0.3%):
Yara International ASA ................................................... 5,144 188
Singapore (0.3%):
Financials (0.3%):
Singapore Exchange Ltd. ................................................. 26,400 188
Spain (0.2%):
Utilities (0.2%):
Enagas SA ............................................................ 6,585 112
Switzerland (4.8%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 281 171
Consumer Discretionary (0.3%):
Garmin Ltd. ........................................................... 1,881 200
Consumer Staples (0.9%):
Nestle SA , Registered Shares .............................................. 4,121 496
Financials (0.4%):
Partners Group Holding AG ............................................... 207 223
Health Care (2.0%):
Novartis AG , Registered Shares ............................................. 8,016 807

Victory Portfolios III
Victory Global Equity Income Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Roche Holding AG ...................................................... 1,109 $ 325
1,132
Industrials (0.6%):
Geberit AG , Registered Shares ............................................. 391 202
SGS SA , Registered Shares ................................................ 1,450 132
334
Materials (0.3%):
Holcim AG ........................................................... 2,542 168
2,724
United Kingdom (1.4%):
Consumer Staples (0.4%):
British American Tobacco PLC ............................................. 6,605 219
Health Care (0.2%):
GSK PLC ............................................................ 7,672 134
Industrials (0.5%):
RELX PLC ........................................................... 8,774 286
Information Technology (0.3%):
The Sage Group PLC .................................................... 13,234 163
802
United States (67.4%):
Communication Services (1.9%):
AT&T, Inc. ........................................................... 17,682 261
Omnicom Group, Inc. .................................................... 2,898 235
The Interpublic Group of Cos., Inc. .......................................... 6,559 214
Verizon Communications, Inc. .............................................. 10,602 371
1,081
Consumer Discretionary (4.7%):
Best Buy Co., Inc. ...................................................... 2,709 207
Genuine Parts Co. ...................................................... 2,013 309
Lowe's Cos., Inc. ....................................................... 2,334 538
McDonald's Corp. ...................................................... 1,375 387
Starbucks Corp. ........................................................ 1,909 186
The Home Depot, Inc. ................................................... 2,478 818
Tractor Supply Co. ...................................................... 607 133
Whirlpool Corp. ........................................................ 913 128
2,706
Consumer Staples (6.1%):
Altria Group, Inc. ....................................................... 11,445 506
Campbell Soup Co. ..................................................... 4,710 196
Colgate-Palmolive Co. ................................................... 3,883 285
Conagra Brands, Inc. .................................................... 4,889 146
General Mills, Inc. ...................................................... 3,808 258
Kellogg Co. ........................................................... 2,072 127
Kimberly-Clark Corp. .................................................... 745 96
Philip Morris International, Inc. ............................................. 5,392 518
Target Corp. .......................................................... 888 112
The Coca-Cola Co. ...................................................... 4,366 261
The Hershey Co. ....................................................... 921 198
The Kroger Co. ........................................................ 4,347 202
The Procter & Gamble Co. ................................................ 3,817 589
3,494
Energy (4.7%):
ConocoPhillips ........................................................ 3,019 359
Coterra Energy, Inc. ..................................................... 9,749 275
Devon Energy Corp. ..................................................... 7,268 371

Victory Portfolios III
Victory Global Equity Income Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
EOG Resources, Inc. .................................................... 3,250 $ 418
Exxon Mobil Corp. ..................................................... 4,443 494
Marathon Petroleum Corp. ................................................ 2,539 363
Valero Energy Corp. ..................................................... 2,855 371
2,651
Financials (9.6%):
Aflac, Inc. ............................................................ 3,700 276
Ameriprise Financial, Inc. ................................................. 1,027 347
Aon PLC , Class A ...................................................... 528 176
Fifth Third Bancorp ..................................................... 12,645 336
Huntington Bancshares, Inc. ............................................... 18,434 204
JPMorgan Chase & Co. .................................................. 4,642 679
Mastercard, Inc. , Class A ................................................. 1,954 806
Morgan Stanley ........................................................ 3,816 325
MSCI, Inc. ........................................................... 554 301
Regions Financial Corp. .................................................. 24,255 445
T. Rowe Price Group, Inc. ................................................. 3,805 427
The Allstate Corp. ...................................................... 1,192 129
The Goldman Sachs Group, Inc. ............................................ 866 284
The PNC Financial Services Group, Inc. ...................................... 579 70
The Western Union Co. ................................................... 18,483 228
Visa, Inc. , Class A ...................................................... 1,694 416
5,449
Health Care (9.5%):
Abbott Laboratories ..................................................... 1,054 108
AbbVie, Inc. .......................................................... 5,077 746
Amgen, Inc. ........................................................... 670 172
Bristol-Myers Squibb Co. ................................................. 3,256 201
Cardinal Health, Inc. .................................................... 6,211 542
Cencora, Inc. .......................................................... 550 97
CVS Health Corp. ...................................................... 2,028 132
Elevance Health, Inc. .................................................... 654 289
Eli Lilly & Co. ......................................................... 1,775 984
Gilead Sciences, Inc. .................................................... 2,625 201
Johnson & Johnson ..................................................... 2,775 449
Pfizer, Inc. ............................................................ 7,704 272
Quest Diagnostics, Inc. ................................................... 1,116 147
Stryker Corp. .......................................................... 460 130
The Cigna Group ....................................................... 918 254
UnitedHealth Group, Inc. ................................................. 1,393 664
5,388
Industrials (8.1%):
3M Co. .............................................................. 1,938 207
Automatic Data Processing, Inc. ............................................ 638 162
C.H. Robinson Worldwide, Inc. ............................................. 1,412 128
Cummins, Inc. ......................................................... 1,636 376
Fastenal Co. ........................................................... 5,169 298
Honeywell International, Inc. .............................................. 956 180
Illinois Tool Works, Inc. .................................................. 1,208 299
Lockheed Martin Corp. ................................................... 1,620 726
PACCAR, Inc. ......................................................... 4,305 354
Paychex, Inc. .......................................................... 3,287 402
Republic Services, Inc. ................................................... 668 96
Rockwell Automation, Inc. ................................................ 522 163
Snap-on, Inc. .......................................................... 700 188
Union Pacific Corp. ..................................................... 547 121
United Parcel Service, Inc. , Class B .......................................... 2,937 497
W.W. Grainger, Inc. ..................................................... 566 404
4,601

Victory Portfolios III
Victory Global Equity Income Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Information Technology (16.9%):
Apple, Inc. ........................................................... 13,006 $ 2,443
Broadcom, Inc. ........................................................ 1,407 1,299
Cisco Systems, Inc. ..................................................... 19,383 1,112
Hewlett Packard Enterprise Co. ............................................. 18,838 320
HP, Inc. .............................................................. 9,016 268
Juniper Networks, Inc. ................................................... 4,700 137
Microsoft Corp. ........................................................ 6,384 2,092
Motorola Solutions, Inc. .................................................. 534 151
NetApp, Inc. .......................................................... 5,063 388
NVIDIA Corp. ......................................................... 1,085 536
Oracle Corp. .......................................................... 2,079 250
Qualcomm, Inc. ........................................................ 1,417 162
Texas Instruments, Inc. ................................................... 2,712 456
9,614
Materials (3.0%):
CF Industries Holdings, Inc. ............................................... 5,454 420
LyondellBasell Industries NV , Class A ........................................ 4,968 491
Packaging Corp. of America ............................................... 1,672 249
RPM International, Inc. .................................................. 1,083 108
Steel Dynamics, Inc. ..................................................... 2,434 260
The Sherwin-Williams Co. ................................................ 747 203
1,731
Utilities (2.9%):
American Electric Power Co., Inc. ........................................... 3,126 245
Duke Energy Corp. ...................................................... 4,672 415
OGE Energy Corp. ...................................................... 6,617 225
Sempra .............................................................. 1,770 124
The AES Corp. ........................................................ 6,404 115
The Southern Co. ....................................................... 4,082 277
UGI Corp. ............................................................ 10,472 264
1,665
38,380
Total Common Stocks (Cost $44,963) 56,646
Total Investments (Cost $44,963) — 99.4% 56,646
Other assets in excess of liabilities — 0.6% 322
NET ASSETS - 100.00% $ 56,968
(a) All or a portion of this security is on loan.
PLC—Public Limited Company

Statement of Assets and Liabilities
August 31, 2023
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except per Share Amounts)
(Unaudited)
Victory Global
Equity Income
Fund
Assets:
Investments, at value (Cost $44,963) $ 56,646(a)
Foreign currency, at value (Cost $4) 4
Cash 98
Receivables:
Interest and dividends 108
Capital shares issued 5
From Adviser 19
Reclaims 161
Prepaid expenses 14
Total Assets 57,055
Liabilities:
Accrued expenses and other payables:
Investment advisory fees 24
Administration fees 7
Custodian fees 2
Transfer agent fees 8
Compliance fees —(b)
Trustees' fees 1
Other accrued expenses 45
Total Liabilities 87
Commitments and contingencies (Note 4 )
Net Assets:
Capital 44,636
Total accumulated earnings/(loss) 12,332
Net Assets $ 56,968
Net Assets
Fund Shares $ 56,968
Total $ 56,968
Shares (unlimited number of shares authorized with no par value):
Fund Shares 5,113
Total 5,113
Net asset value, offering and redemption price per share:(c)
Fund Shares $ 11.14
(a) Includes $1,336 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Global
Equity Income
Fund
Investment Income:
Dividends $ 1,101
Interest 1
Securities lending (net of fees) 10
Foreign tax withholding (75)
Total Income 1,037
Expenses:
Investment advisory fees 148
Administration fees — Fund Shares 43
Sub-Administration fees 12
Custodian fees 8
Transfer agent fees — Fund Shares 42
Trustees' fees 24
Compliance fees — (a)
Legal and audit fees 34
State registration and filing fees 10
Other expenses 16
Total Expenses 337
Expenses waived/reimbursed by Adviser (46)
Net Expenses 291
Net Investment Income (Loss) 746
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 313
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 2,536
Net realized/unrealized gains (losses) on investments 2,849
Change in net assets resulting from operations $ 3,595
(a)
Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Global Equity Income Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 746 $ 968 $ 1,066
Net realized gains (losses) 313 511 9,064
Net change in unrealized appreciation/depreciation 2,536 (5,908) (2,170)
Change in net assets resulting from operations 3,595 (4,429) 7,960
Distributions to Shareholders:
Fund Shares (721) (4,646) (5,752)
Institutional Shares — (1) (b) (2)
Change in net assets resulting from distributions to shareholders (721) (4,647) (5,754)
Change in net assets resulting from capital transactions (2,297) 1,037 (13,488)
Change in net assets 577 (8,039) (11,282)
Net Assets:
Beginning of period 56,391 64,430 75,712
End of period $ 56,968 $ 56,391 $ 64,430
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Institutional Shares activity is for the period April 1, 2022 to November 29, 2022 (date of termination).

12
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Global Equity Income Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 1,788 $ 3,496 $ 5,342
Distributions reinvested 716 4,613 5,728
Cost of shares redeemed (4,801) (7,021) (18,352)
Total Fund Shares $ (2,297) $ 1,088 $ (7,282)
Institutional Shares
Proceeds from shares issued $ — $ 20 (b) $ 60
Distributions reinvested — 1 (b) 2
Cost of shares redeemed — (72) (b) (6,268)
Total Institutional Shares $ — $ (51) $ (6,206)
Change in net assets resulting from capital transactions $ (2,297) $ 1,037 $ (13,488)
Share Transactions:
Fund Shares
Issued 165 314 422
Reinvested 66 428 455
Redeemed (441) (631) (1,457)
Total Fund Shares (210) 111 (580)
Institutional Shares
Issued — 2 (b) 5
Reinvested — — (b) (c) — (c)
Redeemed — (7) (b) (500)
Total Institutional Shares — (5) (495)
Change in Shares (210) 106 (1,075)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Institutional Shares activity is for the period April 1, 2022 to November 29, 2022 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
13
See notes to financial statements.
Victory Global Equity Income Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.59 $12.35 $12.03 $8.42 $10.51 $10.88
Investment Activities:
Net investment income (loss) 0.14(b) 0.19(b) 0.21(b) 0.17(b) 0.24(b) 0.27
Net realized and unrealized gains (losses) 0.55 (1.04) 1.27 3.61 (1.57) 0.06
Total from Investment Activities 0.69 (0.85) 1.48 3.78 (1.33) 0.33
Distributions to Shareholders from:
Net investment income (0.14) (0.19) (0.23) (0.17) (0.22) (0.27)
Net realized gains — (0.72) (0.93) — (0.54) (0.43)
Total Distributions (0.14) (0.91) (1.16) (0.17) (0.76) (0.70)
Net Asset Value, End of Period $11.14 $10.59 $12.35 $12.03 $8.42 $10.51
Total Return(c)(d) 6.53% (6.86)% 12.28% 45.23% (14.02)% 3.43%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.01% 1.05% 1.04% 1.03% 1.00% 1.03%(i)
Net Investment Income (Loss)(e) 2.60% 1.84% 1.63% 1.65% 2.30% 2.56%
Gross Expenses(e)(f) 1.18% 1.26% 1.15% 1.18% 1.14% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $56,968 $56,391 $64,374 $69,690 $60,491 $75,086
Portfolio Turnover(c) 8% 28% 31% 46%(j) 109%(k) 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Prior to August 1, 2018, USAA Asset Management Company (previous investment Adviser) voluntarily agreed to limit the annual expenses of the Fund
Shares to 1.20% of the Fund Shares' average daily net assets.
(j) Reflects a return to normal trading levels after a prior year transition or asset allocation shift.
(k) Reflects increased trading activity due to transition or asset allocation shift.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Global Equity Income Fund (the “Fund”). The Fund offers one class of shares:
Fund Shares. The Fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
15
(Unaudited)
As of August 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2023.
Level 1 Level 2 Level 3 Total
Victory Global Equity Income Fund
Common Stocks ............................................... $ 41,626 $ 15,020 $ — $ 56,646
Total ....................................................... $ 41,626 $ 15,020 $ — $ 56,646
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory Global Equity Income Fund .................................... $ 1,336 $ 1,404 $ —

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
16
(Unaudited)
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for the Fund is accrued daily and calculated monthly by comparing the Fund's performance to that of the Lipper
Global Equity Income Funds Index. The Lipper Global Equity Income Funds Index tracks the total return performance of the largest funds within the Lipper Global Equity Income Funds category.
The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
Excluding U.S. Government
Securities
Purchases Sales
Victory Global Equity Income Fund ............................................................. $ 4,697 $ 7,008

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
17
(Unaudited)
(a)
Based on the difference between the average annual performance of the Fund and its relevant Lipper index, rounded to the nearest basis point.
The annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.
Under the performance fee arrangement, the Fund pays a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Equity Income Funds Index over that period, even if the Fund has overall negative returns during the performance period.
For the six months ended August 31, 2023, the performance adjustment 0.01% was $4 thousand for the Fund. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended August 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
18
(Unaudited)
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2023, the expense limit (excluding voluntary waivers) was 1.00%.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023,
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Global Equity Income Fund .............................. $ 57 $ 67 $ 110 $ 46 $ 280

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
19
(Unaudited)
the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended February 28, 2023, the Fund had no capital loss carryforwards for federal income tax purposes.
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Supplemental Information
August 31, 2023
Victory Portfolios III
20
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Global Equity Income Fund ........... $ 1,000.00 $ 1,065.30 $ 1,020.06 $ 5.24 $ 5.13 1.01%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-235-8396
98352-1023

August 31, 2023
Semi Annual Report
Victory Government Securities Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objectives and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements 14
Supplemental Information
Proxy Voting and Portfolio Holdings Information
21
Expense Examples
21
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Government Securities Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides a high level of current income consistent with preservation of principal.
Asset Allocation:
August 31, 2023
(% of Net Assets)
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
* Other includes the remaining sectors which are each under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Government Securities Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (2.4%)
ABS Other (0.9%):
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3, 3.03%, 10/15/25 . $ 2,118 $ 2,080
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 4,000 3,719
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 3,844 3,233
9,032
Agency ABS Other (1.5%):
Navient Student Loan Trust, Series 2014-1, Class A3 , 5.91% (SOFR+62bps), 6/25/31(a) .... 1,448 1,390
Nelnet Student Loan Trust, Series 2006-3, Class B, 5.49% (SOFR+51bps), 6/25/41, Callable
9/25/24 @ 100(a) ................................................... 1,615 1,345
Nelnet Student Loan Trust, Series 2015-3A, Class A2, 6.00% (SOFR+71 bps), 2/27/51, Callable
9/25/32 @ 100(a)(b) ................................................. 1,851 1,837
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 6/25/34 @
100(b) ........................................................... 5,569 4,991
SLM Student Loan Trust, Series 2013-6, Class A3, 6.05% (SOFR+76bps), 6/26/28(a) ...... 2,121 2,083
SLM Student Loan Trust, Series 2006-4, Class B, 5.52% (SOFR+46bps), 1/25/70, Callable
7/25/32 @ 100(a) ................................................... 2,638 2,460
14,106
Total Asset-Backed Securities (Cost $24,750)
a
a
a
23,138
Collateralized Mortgage Obligations (1.0%)
Commercial MBS (1.0%):
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36(b) ..... 9,700 9,625
Total Collateralized Mortgage Obligations (Cost $9,501)
a
a
a
9,625
Corporate Bonds (0.4%)
Utilities (0.4%):
Tennessee Valley Authority, 3.50%, 12/15/42 ................................... 5,000 4,040
Total Corporate Bonds (Cost $4,304)
a
a
a
4,040
Government National Mortgage Association (0.1%)
Single Family Pass-throughs (0.1%):
Government National Mortgage Association
6.00%, 3/20/31 - 2/20/34 ............................................. 458 474
7.50%, 4/20/31 .................................................... 26 28
6.50%, 7/20/31 - 6/20/32 ............................................. 127 132
7.00%, 9/15/31 .................................................... 24 25
659
Total Government National Mortgage Association (Cost $626)
a
a
a
659
Municipal Bonds (2.6%)
Hawaii (0.0%):(c)
State of Hawaii Department of Business Economic Development & Tourism Revenue, Series
A-2, 3.24%, 1/1/31 .................................................. 142 135
Kansas (0.3%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26 ............. 3,000 2,913
Louisiana (0.5%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.15%, 2/1/33 .............................................. 3,000 2,895
Series A, 4.28%, 2/1/36 .............................................. 2,000 1,898
4,793

Victory Portfolios III
Victory Government Securities Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Texas (1.2%):
Boerne School District, GO, 1.77%, 2/1/32, Continuously Callable @100 ............... $ 650 $ 515
City of Abilene, GO
2.41%, 2/15/26 .................................................... 1,715 1,614
2 .54%, 2/15/27 .................................................... 1,195 1,110
2.64%, 2/15/29 .................................................... 1,000 896
City of Houston Texas Combined Utility System Revenue
3.82%, 11/15/29, Continuously Callable @100 .............................. 3,000 2,818
Series E, 3.72%, 11/15/28 ............................................. 1,530 1,445
State of Texas, GO, 2.53%, 10/1/31, Continuously Callable @100 .................... 3,500 2,984
11,382
Virginia (0.6%):
Virginia Public Building Authority Revenue
Series C, 2.25%, 8/1/26 .............................................. 1,370 1,269
Series C, 2.40%, 8/1/27 .............................................. 1,475 1,346
Series C, 2.56%, 8/1/29 .............................................. 2,700 2,375
4,990
Total Municipal Bonds (Cost $26,328)
a
a
a
24,213
U.S. Government Agency Mortgages (63.1%)
Federal Farm Credit Banks
5.93%, 7/14/33 .................................................... 2,500 2,506
6.00%, 1/25/38 .................................................... 5,000 4,957
6.33%, 6/7/38 ..................................................... 3,000 2,993
Federal Home Loan Banks
1.00%, 8/16/27(d) .................................................. 1,000 886
5.50%, 9/20/27 .................................................... 3,800 3,777
Federal Home Loan Mortgage Corporation
Series K725, Class A2, 3.00%, 1/25/24 ................................... 4,695 4,645
Series K037, Class A2, 3.49%, 1/25/24 ................................... 8,269 8,203
Series K038, Class A2, 3.39%, 3/25/24 ................................... 2,944 2,910
Series K727, Class A2, 2 .95%, 7/25/24 ................................... 16,974 16,611
Series K052, Class A1, 2.60%, 1/25/25 ................................... 870 849
Series K045, Class A2, 3.02%, 1/25/25 ................................... 2,699 2,609
Series K730, Class A2, 3.59%, 1/25/25 ................................... 4,778 4,657
Series K056, Class A1, 2.20%, 7/25/25 ................................... 1,002 969
Series K049, Class A2, 3.01%, 7/25/25 ................................... 4,000 3,840
Series K051, Class A2, 3.31%, 9/25/25 ................................... 10,000 9,640
Series K733, Class AM, 3.75%, 9/25/25 ................................... 5,000 4,846
Series KC03, Class A2, 3.50%, 1/25/26 ................................... 8,616 8,305
Series K057, Class A2, 2.57%, 7/25/26 ................................... 7,000 6,555
Series K061, Class A1, 3.01%, 8/25/26 ................................... 105 105
Series 3987, Class A, 2.00%, 9/15/26 ..................................... 120 118
Series K080, Class A2, 3.93%, 7/25/28(d) ................................. 15,000 14,422
6.25%, 9/13/28 .................................................... 2,000 1,999
3.00%, 3/1/32 - 5/1/52 ............................................... 14,463 12,910
Series: KPLB2 Class: A, 4.83%, 6/25/33 .................................. 5,000 4,964
3.50%, 10/1/33 - 7/1/52 .............................................. 16,877 15,431
4.00%, 10/1/33 - 9/1/52 .............................................. 21,698 20,466
5.50%, 12/1/35 - 6/1/53 .............................................. 9,135 9,034
Series 3134, Class FA, 5.60% (SOFR+41bps), 3/15/36(a) ...................... 343 338
5.00%, 3/1/38 - 6/1/53 ............................................... 35,942 34,956
Series 4023, Class PF, 5.85% (SOFR+66bps), 10/15/41(a) ...................... 313 311
4.50%, 11/1/42 - 10/1/52 .............................................. 10,696 10,189
Series 4623, Class H, 2.50%, 11/15/44 .................................... 1,207 1,070
4.03% (SOFR+227bps), 8/1/52(a) ....................................... 7,130 6,754
6.50%, 2/1/53 ..................................................... 3,731 3,792
Federal National Mortgage Association
Series M7, Class AV2, 2.16%, 10/25/23 ................................... 62 62
Series 2015-M13, Class A2, 2.79%, 6/25/25(d) .............................. 1,585 1,516
3.00%, 2/1/27 - 2/1/52 ............................................... 19,503 17,151
Series 2017-M8, Class A2, 3.06%, 5/25/27(d) ............................... 6,848 6,428
Series 2017-M12, Class A2, 3.16%, 6/25/27(d) .............................. 4,107 3,852

Victory Portfolios III
Victory Government Securities Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 73, Class DC, 1.50%, 7/25/27 - 10/25/27 ............................. $ 1,447 $ 1,358
Series 102, Class GA, 1.38%, 9/25/27 .................................... 364 339
Series 2018-M4, Class A2, 3.17%, 3/25/28(d) ............................... 2,168 2,018
Series 2018-M10, Class A2, 3.47%, 7/25/28(d) .............................. 8,049 7,573
1.64%, 9/1/31 ..................................................... 1,250 985
Series 2022-M13, Class A2, 2.68%, 6/25/32 ................................ 3,671 3,093
Series 2023-M4, Class A2, 3.89%, 8/25/32(d) ............................... 4,000 3,688
Series 2005-29, Class FY, 5.70% (SOFR+83bps), 4/25/35 - 8/25/37(a) ............. 1,019 1,002
5.00%, 12/1/35 - 4/1/53 .............................................. 18,220 17,762
5.50%, 11/1/37 - 10/1/52 .............................................. 5,305 5,253
4.50%, 1/1/38 - 9/1/52 ............................................... 35,322 33,604
4.00%, 4/1/38 - 9/1/52 ............................................... 43,838 40,831
6.00%, 5/1/38 ..................................................... 133 139
2.50%, 6/1/41 - 11/1/50 .............................................. 19,656 16,523
3.50%, 1/1/42 - 7/1/52 ............................................... 34,640 31,345
2.00%, 11/1/51 - 12/1/51 .............................................. 26,470 21,156
Government National Mortgage Association
4.50%, 4/20/24 - 5/20/53 ............................................. 18,590 17,990
7.00%, 5/15/27 - 7/15/32 ............................................. 434 447
8.00%, 5/15/27 - 9/15/30 ............................................. 153 160
7.50%, 2/15/28 - 11/15/31 ............................................. 92 94
6.00%, 4/15/28 - 8/20/53 ............................................. 11,798 11,959
6.50%, 5/15/28 - 9/20/53 ............................................. 5,182 5,282
6.75%, 5/15/28 .................................................... 4 4
5.50%, 4/20/33 - 8/20/53 ............................................. 19,167 19,202
5.00%, 5/20/33 - 7/20/53 ............................................. 17,959 17,638
4.00%, 7/15/40 - 11/20/49 ............................................. 7,384 6,916
2.50%, 2/20/50 - 6/20/53 ............................................. 33,971 28,999
Series 2022-68, Class WQ, 3.60%, 5/20/50(d) .............................. 4,359 4,037
3.00%, 8/20/51 - 10/20/51 ............................................. 18,396 16,232
3.50%, 6/20/52 .................................................... 2,743 2,469
Small Business Administration Pools
5 .40% (PRIME-285bps), 9/25/31(a) ..................................... 3,756 3,724
7.88% (PRIME-38bps), 2/25/32(a) ...................................... 4,010 4,193
9.13% (PRIME+88bps), 2/25/32(a) ...................................... 3,168 3,389
9.84% (PRIME+159bps), 2/25/32(a) ..................................... 3,195 3,490
8.38% (PRIME+13bps), 6/25/32(a) ...................................... 3,278 3,469
5.75% (PRIME-250bps), 9/25/32(a) ..................................... 3,628 3,633
6.50% (PRIME-175bps), 10/25/34(a) ..................................... 1,253 1,274
596,896
Federal Home Loan Mortgage Corporation
Series K76, Class A2, 2.91%, 4/25/24 .................................... 987 972
Government National Mortgage Association
6.00%, 8/20/32 - 9/20/32 ............................................. 253 262
262
Total U.S. Government Agency Mortgages (Cost $633,490)
a
a
a
598,130
U.S. Treasury Obligations (30.3%)
U.S. Treasury Bonds
5.25%, 2/15/29 .................................................... 5,000 5,221
1.13%, 8/15/40 .................................................... 14,000 8,590
1.75%, 8/15/41 .................................................... 7,000 4,702
2.00%, 11/15/41 .................................................... 5,000 3,499
3.38%, 8/15/42 .................................................... 5,000 4,338
U.S. Treasury Notes
0.13%, 9/15/23 .................................................... 6,000 5,988
0.25%, 11/15/23 .................................................... 5,000 4,947
2.00%, 4/30/24 .................................................... 5,000 4,889
0.38%, 8/15/24 .................................................... 5,000 4,767
2.13%, 11/30/24 .................................................... 4,000 3,850

Victory Portfolios III
Victory Government Securities Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
2.00%, 2/15/25 .................................................... $ 4,000 $ 3,825
2.13%, 5/15/25 .................................................... 4,500 4,290
0.38%, 1/31/26 .................................................... 6,000 5,415
1.38%, 8/31/26 .................................................... 7,000 6,387
1.63%, 10/31/26 .................................................... 7,000 6,411
1.13%, 2/29/28 .................................................... 3,000 2,611
1.25%, 4/30/28 .................................................... 5,000 4,360
2.88%, 5/15/28 .................................................... 10,000 9,399
1.25%, 5/31/28 .................................................... 5,000 4,352
1.00%, 7/31/28 .................................................... 3,000 2,568
1.13%, 8/31/28 .................................................... 5,000 4,297
1.38%, 10/31/28 .................................................... 20,000 17,336
2.63%, 2/15/29 .................................................... 7,000 6,444
2.38%, 3/31/29 .................................................... 8,850 8,025
2.38%, 5/15/29 .................................................... 10,000 9,058
2.75%, 5/31/29 .................................................... 4,000 3,694
3.88%, 11/30/29 .................................................... 9,000 8,819
3.50%, 1/31/30 .................................................... 10,000 9,591
0.88%, 11/15/30 .................................................... 7,000 5,602
1.63%, 5/15/31 .................................................... 10,000 8,375
1.25%, 8/15/31 .................................................... 40,000 32,300
2.88%, 5/15/32 .................................................... 13,000 11,814
4.13%, 11/15/32 .................................................... 30,000 29,986
3.50%, 2/15/33 .................................................... 15,000 14,285
3.38%, 5/15/33 .................................................... 18,000 16,959
Total U.S. Treasury Obligations (Cost $311,729)
a
a
a
286,994
Shares
Investment Companies (0.1%)
Federated Treasury Obligations Fund Institutional Shares, 5.21%(e) ................... 553,853 554
Total Investment Companies (Cost $554)
a
a
a
554
Principal Amount
Repurchase Agreements (0.6%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 5.28%, 9/1/23, purchased on 08/31/23, with a maturity date of 9/1/23, with a value of $6,000 (Collateralized by U.S.
Treasury Bond, 4.125%, due 08/15/2053, with a value of $6,120) ..................... 6,000 6,000
Total Repurchase Agreements (Cost $6,000)
a
a
a
6,000
Total Investments (Cost $1,017,282) — 100.6% 953,353
Liabilities in excess of other assets — (0.6)% (5,328)
NET ASSETS - 100.00% $ 948,025
(a) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2023.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$16,453 (thousands) and amounted to 1.7% of net assets.
(c) Amount represents less than 0.05% of net assets.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at August 31, 2023.
(e) Rate disclosed is the daily yield on August 31, 2023.
ABS
—
Asset-Backed Securities
bps—Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
LLC—Limited Liability Company
MBS
—
Mortgage-Backed Securities
PRIME
—
US Prime rate, rate disclosed as of August 31, 2023.
SOFR
—
Secured Overnight Financing Rate

Statement of Assets and Liabilities
August 31, 2023
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
Government
Securities Fund
Assets:
Investments, at value (Cost $1,011,282) $ 947,353
Repurchase agreements, at value (Cost $6,000) 6,000
Receivables:
Interest and dividends 4,184
Capital shares issued 98
Investments sold 1,933
From Adviser 2
Prepaid expenses 38
Total Assets 959,608
Liabilities:
Payables:
Distributions 36
Investments purchased 11,029
Capital shares redeemed 117
Accrued expenses and other payables:
Investment advisory fees 149
Administration fees 90
Custodian fees 7
Transfer agent fees 87
Compliance fees 1
Trustees' fees 1
Other accrued expenses 66
Total Liabilities 11,583
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,043,350
Total accumulated earnings/(loss) (95,325)
Net Assets $ 948,025
Net Assets
Fund Shares $ 253,039
Institutional Shares 690,740
Class R6 4,246
Total $ 948,025
Shares (unlimited number of shares authorized with no par value):
Fund Shares 29,062
Institutional Shares 79,304
Class R6 487
Total 108,853
Net asset value, offering and redemption price per share:(a)
Fund Shares $ 8 .71
Institutional Shares 8 .71
Class R6 8 .71
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Government
Securities Fund
Investment Income:
Dividends $ 44
Interest 16,519
Securities lending (net of fees) 7
Total Income 16,570
Expenses:
Investment advisory fees 896
Administration fees — Fund Shares 194
Administration fees — Institutional Shares 352
Administration fees — Class R6 1
Sub-Administration fees 12
Custodian fees 23
Transfer agent fees — Fund Shares 165
Transfer agent fees — Institutional Shares 352
Transfer agent fees — Class R6 — (a)
Trustees' fees 24
Compliance fees 5
Legal and audit fees 36
State registration and filing fees 35
Interfund lending 5
Other expenses 65
Total Expenses 2,165
Expenses waived/reimbursed by Adviser (5)
Net Expenses 2,160
Net Investment Income (Loss) 14,410
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (13,205)
Net change in unrealized appreciation/depreciation on investment securities 7,819
Net realized/unrealized gains (losses) on investments (5,386)
Change in net assets resulting from operations $ 9,024
(a)
Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Government Securities Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 14,410 $ 16,419 $ 15,961
Net realized gains (losses) (13,205) (10,479) (3,196)
Net change in unrealized appreciation/depreciation 7,819 (34,929) (75,241)
Change in net assets resulting from operations 9,024 (28,989) (62,476)
Distributions to Shareholders:
Fund Shares (3,871) (4,501) (8,608)
Institutional Shares (10,942) (12,790) (21,688)
Class A — (1) (b) (11)
Class R6 (65) (28) (13)
Change in net assets resulting from distributions to shareholders (14,878) (17,320) (30,320)
Change in net assets resulting from capital transactions 3,622 (47,342) 263,131
Change in net assets (2,232) (93,651) 170,335
Net Assets:
Beginning of period 950,257 1,043,908 873,573
End of period $ 948,025 $ 950,257 $ 1,043,908
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Class A activity is for the period June 1, 2022 to February 22, 2023 (date of termination).

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Government Securities Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 16,749 $ 25,995 $ 36,461
Distributions reinvested 3,663 4,248 8,152
Cost of shares redeemed (20,914) (34,781) (74,015)
Total Fund Shares $ (502) $ (4,538) $ (29,402)
Institutional Shares
Proceeds from shares issued $ 29,109 $ 44,121 $ 300,038
Distributions reinvested 10,941 12,790 21,687
Cost of shares redeemed (36,172) (103,205) (29,311)
Total Institutional Shares $ 3,878 $ (46,294) $ 292,414
Class A
Proceeds from shares issued $ — $ 25 (b) $ 113
Distributions reinvested — — (b) (c) 11
Cost of shares redeemed — (63) (b) (413)
Total Class A $ — $ (38) (b) $ (289)
Class R6
Proceeds from shares issued $ 2,697 $ 4,256 $ 450
Distributions reinvested 65 28 13
Cost of shares redeemed (2,516) (756) (55)
Total Class R6 $ 246 $ 3,528 $ 408
Change in net assets resulting from capital transactions $ 3,622 $ (47,342) $ 263,131
Share Transactions:
Fund Shares
Issued 1,899 2,929 3,749
Reinvested 415 478 837
Redeemed (2,369) (3,899) (7,580)
Total Fund Shares (55) (492) (2,994)
Institutional Shares
Issued 3,309 5,011 30,328
Reinvested 1,239 1,439 2,234
Redeemed (4,098) (11,435) (3,125)
Total Institutional Shares 450 (4,985) 29,437
Class A
Issued — 3 (b) 12
Reinvested — — (b) (d) 1
Redeemed — (7) (b) (45)
Total Class A — (4) (b) (32)
Class R6
Issued 307 482 46
Reinvested 7 3 1
Redeemed (285) (85) (6)
Total Class R6 29 400 41
Change in Shares 424 (5,081) 26,452
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Class A activity is for the period June 1, 2022 to February 22, 2023 (date of termination).
(c) Rounds to less than $1 thousand.
(d) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory Government Securities Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $8.76 $9.19 $10.03 $10.23 $9.84 $9.55
Investment Activities:
Net investment income (loss) 0.13(b) 0.15(b) 0.15(b) 0.21(b) 0.24(b) 0.23
Net realized and unrealized gains (losses) (0.05) (0.42) (0.71) (0.15) 0.39 0.29
Total from Investment Activities 0.08 (0.27) (0.56) 0.06 0.63 0.52
Distributions to Shareholders from:
Net investment income (0.13) (0.16) (0.17) (0.22) (0.24) (0.23)
Net realized gains — — (0.11) (0.04) — —
Total Distributions (0.13) (0.16) (0.28) (0.26) (0.24) (0.23)
Net Asset Value, End of Period $8.71 $8.76 $9.19 $10.03 $10.23 $9.84
Total Return(c)(d) 0.94% (3.00)% (5.71)% 0.56% 6.49% 5.56%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.53% 0.53% 0.42% 0.41% 0.43% 0.47%
Net Investment Income (Loss)(e) 2.91% 2.20% 1.56% 2.04% 2.36% 2.42%
Gross Expenses(e)(f) 0.53% 0.53% 0.42% 0.41% 0.43% 0.47%
Supplemental Data:
Net Assets at end of period (000's) $253,039 $255,105 $272,233 $327,111 $364,077 $328,123
Portfolio Turnover(c)(i) 23% 27% 34% 15% 11% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Government Securities Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $8.76 $9.20 $10.04 $10.23 $9.85 $9.55
Investment Activities:
Net investment income (loss) 0.13(b) 0.15(b) 0.16(b) 0.22(b) 0.24(b) 0.24
Net realized and unrealized gains (losses) (0.04) (0.43) (0.71) (0.14) 0.39 0.30
Total from Investment Activities 0.09 (0.28) (0.55) 0.08 0.63 0.54
Distributions to Shareholders from:
Net investment income (0.14) (0.16) (0.18) (0.23) (0.25) (0.24)
Net realized gains — — (0.11) (0.04) — —
Total Distributions (0.14) (0.16) (0.29) (0.27) (0.25) (0.24)
Net Asset Value, End of Period $8.71 $8.76 $9.20 $10.04 $10.23 $9.85
Total Return(c)(d) 1.00% (3.03)% (5.64)% 0.75% 6.45% 5.76%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.42% 0.42% 0.35% 0.32% 0.36% 0.38%
Net Investment Income (Loss)(e) 3.02% 2.31% 1.61% 2.12% 2.43% 2.55%
Gross Expenses(e)(f) 0.42% 0.42% 0.35% 0.32% 0.36% 0.38%
Supplemental Data:
Net Assets at end of period (000's) $690,740 $691,136 $771,104 $545,930 $638,299 $742,233
Portfolio Turnover(c)(i) 23% 27% 34% 15% 11% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Government Securities Fund
Class R6
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $8.76 $9.20 $10.01 $10.22 $9.84 $9.55
Investment Activities:
Net investment income (loss) 0.14(b) 0.17(b) 0.16(b) 0.23(b) 0.24(b) 0.24
Net realized and unrealized gains (losses) (0.05) (0.44) (0.67) (0.15) 0.39 0.29
Total from Investment Activities 0.09 (0.27) (0.51) 0.08 0.63 0.53
Distributions to Shareholders from:
Net investment income (0.14) (0.17) (0.19) (0.25) (0.25) (0.24)
Net realized gains — — (0.11) (0.04) — —
Total Distributions (0.14) (0.17) (0.30) (0.29) (0.25) (0.24)
Net Asset Value, End of Period $8.71 $8.76 $9.20 $10.01 $10.22 $9.84
Total Return(c)(d) 1.02% (2.96)% (5.26)% 0.75% 6.46% 5.68%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.37%(i) 0.34%(i) 0.26%(i) 0.31% 0.35% 0.35%
Net Investment Income (Loss)(e) 3.07% 2.55% 1.65% 2.30% 2.43% 2.54%
Gross Expenses(e)(f) 0.62% 1.81% 3.55% 0.46% 0.39% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $4,246 $4,016 $531 $167 $7,903 $6,425
Portfolio Turnover(c)(j) 23% 27% 34% 15% 11% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio for the year ended May 31, 2022, nine months ended February
28, 2023, and six months ended August 31, 2023, would have been 0.22%, 0.15%, and 0.02% higher, respectively.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Government Securities Fund (the “Fund”). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class R6. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Repurchase agreements are valued at cost.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
15
(Unaudited)
As of August 31, 2023, there were no transfers into/out of Level 3.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At August
31, 2023, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the
Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Level 1 Level 2 Level 3 Total
Victory Government Securities Fund
Asset-Backed Securities ......................................... $ — $ 23,138 $ — $ 23,138
Collateralized Mortgage Obligations ................................ — 9,625 — 9,625
Corporate Bonds .............................................. — 4,040 — 4,040
Government National Mortgage Association ........................... — 659 — 659
Municipal Bonds .............................................. — 24,213 — 24,213
U.S. Government Agency Mortgages ................................ — 598,130 — 598,130
U.S. Treasury Obligations ........................................ — 286,994 — 286,994
Investment Companies .......................................... 554 — — 554
Repurchase Agreements ......................................... — 6,000 — 6,000
Total ....................................................... $ 554 $ 952,799 $ — $ 953,353

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
16
(Unaudited)
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2023, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
17
(Unaudited)
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM (affiliated fund-of-funds). The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate U.S. Government Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $91, $199, and $1 for Fund Shares, Institutional Shares, and Class
R6, in thousands, respectively. Performance adjustments were 0.07%, 0.06%, and 0.04% for Fund Shares, Institutional Shares, and Class
R6, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual
Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class R6, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Victory Government Securities Fund .................................. $ 3,804 $ 20,523 $ 226,169 $ 195,03 5
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund 2.8
Victory Target Retirement Income Fund 14.9
Victory Target Retirement 2030 Fund 19.3
Victory Target Retirement 2040 Fund 10.2
Victory Target Retirement 2050 Fund 2.8
Victory Target Retirement 2060 Fund 0.5
Over/Under Performance Relative to Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
18
(Unaudited)
Administration and Servicing Fees:
VCM serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Fund for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31,
2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 0.48%, 0.39%, and 0.35% for Fund Shares, Institutional Shares,
and Class R6, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Government Securities Fund ............................. $ 6 $ 13 $ 14 $ 5 $ 38

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
19
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. for the six months ended August 31, 2023, the
Adviser voluntarily waived fees of less than $1  thousand.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Prepayment and Extension Risk — Mortgage-backed securities make regularly scheduled payments of principal along with interest payments.
In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner’s default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage’s cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.
Liquidity Risk — Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-
income securities, may result in decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund’s performance. In addition, significant securities market disruptions related to outbreaks of COVID-19 have led to dislocation in the market for a variety of fixed-income securities (including municipal obligations), which has decreased liquidity and sharply reduced returns.
Legislative Risk — Changes in government policies may affect the value of the investments held by the Fund in ways we cannot anticipate, and such policies could have an adverse impact on the value of the Fund’s investments and the Fund’s NAV.
Credit Risk — Credit risk should be low for securities that are considered to be of high quality. However, there is the possibility that an issuer will fail to make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
20
(Unaudited)
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2023.
8. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
August 31,
2023
Average
Borrowing*
Average
Interest
Rate*
Maximum
Borrowing
During the
Period
Victory Government Securities Fund ...................... Borrower $ — $ 10,250 5.42% $ 12,183
Short-Term
Amount
Long-Term
Amount Total
Victory Government Securities Fund ........................................ $ (10,271) $ (6,132) $ (16,403)

Supplemental Information
August 31, 2023
Victory Portfolios III
21
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Government Securities Fund
Fund Shares ............................
$ 1,000.00 $ 1,009.40 $ 1,022.47 $ 2.68 $ 2.69 0.53%
Institutional Shares .......................
1,000.00 1,010.00 1,023.03 2.12 2.14 0.42%
Class R6 ..............................
1,000.00 1,010.20 1,023.28 1.87 1.88 0.37%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23414-1023

August 31, 2023
Semi Annual Report
Victory Growth and Tax Strategy Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
22
Statement of Operations
23
Statements of Changes in Net Assets
24
Financial Highlights
26
Notes to Financial Statements 30
Supplemental Information
Proxy Voting and Portfolio Holdings Information
37
Expense Examples
37
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Growth and Tax Strategy Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.
Top 10 Sectors*:
August 31, 2023
(% of Net Assets)
Top 5 Tax-Exempt Bonds:
August 31, 2023
(% of Net Assets)
Top 5 Blue Chip Stocks:
August 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Information Technology
13.6%
Financials
6.1%
Health Care
6.0%
Consumer Discretionary
5.0%
Communication Services
4.1%
Industrials
4.1%
Consumer Staples
2.8%
Energy
2.2%
Materials
1.2%
Real Estate
0.9%
The Burke County Development Authority Revenue
0.9%
Port of Port Arthur Navigation District Revenue
0.8%
The Monroe County Development Authority Revenue
0.7%
Port of Port Arthur Navigation District Revenue
0.7%
City of New York, GO
0.6%
Apple, Inc.
3.7%
Microsoft Corp.
3.2%
NVIDIA Corp.
1.7%
Amazon.com, Inc.
1.6%
Alphabet, Inc. Class C
1.0%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Growth and Tax Strategy Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (46.9%)
Communication Services (4.1%):
Activision Blizzard, Inc. .................................................. 6,138 $ 565
Alphabet, Inc., Class A(a) ................................................. 56,780 7,732
Alphabet, Inc., Class C(a) ................................................. 53,152 7,300
AT&T, Inc. ........................................................... 12,280 182
Charter Communications, Inc., Class A(a) ..................................... 1,236 541
Comcast Corp., Class A .................................................. 48,494 2,268
Electronic Arts, Inc. ..................................................... 2,446 293
Fox Corp., Class A ...................................................... 3,851 127
Live Nation Entertainment, Inc.(a) ........................................... 1,692 143
Meta Platforms, Inc., Class A(a) ............................................ 22,559 6,675
Netflix, Inc.(a) ......................................................... 5,255 2,279
News Corp., Class A ..................................................... 2,721 58
Omnicom Group, Inc. .................................................... 2,542 206
Paramount Global, Class B ................................................ 5,167 78
The Interpublic Group of Cos., Inc. .......................................... 2,972 97
The Walt Disney Co.(a) .................................................. 15,233 1,275
T-Mobile U.S., Inc.(a) .................................................... 3,497 476
Verizon Communications, Inc. .............................................. 3,396 119
30,414
Consumer Discretionary (5.0%):
Amazon.com, Inc.(a) .................................................... 87,904 12,132
Aptiv PLC(a) .......................................................... 2,354 239
AutoZone, Inc.(a) ....................................................... 236 597
Bath & Body Works, Inc. ................................................. 2,727 101
Best Buy Co., Inc. ...................................................... 2,415 185
Booking Holdings, Inc.(a) ................................................. 417 1,295
BorgWarner, Inc. ....................................................... 1 —(b)
CarMax, Inc.(a) ........................................................ 1,983 162
Carnival Corp.(a) ....................................................... 9,584 152
Chipotle Mexican Grill, Inc.(a) ............................................. 325 626
Darden Restaurants, Inc. .................................................. 1,518 236
DR Horton, Inc. ........................................................ 3,030 361
eBay, Inc. ............................................................ 6,813 305
Expedia Group, Inc.(a) ................................................... 1,583 172
Ford Motor Co. ........................................................ 48,788 592
Garmin Ltd. ........................................................... 1,028 109
General Motors Co. ..................................................... 13,698 459
Genuine Parts Co. ...................................................... 1,110 171
Hasbro, Inc. ........................................................... 1,004 72
Hilton Worldwide Holdings, Inc. ............................................ 3,015 448
Las Vegas Sands Corp. ................................................... 3,983 218
Lennar Corp., Class A .................................................... 2,669 318
Lennar Corp., Class B ................................................... 1 —(b)
LKQ Corp. ........................................................... 3,215 169
Lowe's Cos., Inc. ....................................................... 7,219 1,664
Marriott International, Inc., Class A .......................................... 2,953 601
McDonald's Corp. ...................................................... 7,151 2,010
MGM Resorts International ................................................ 4,369 192
Mohawk Industries, Inc.(a) ................................................ 618 63
Nike, Inc., Class B ...................................................... 12,097 1,230
Norwegian Cruise Line Holdings Ltd.(a) ...................................... 2,676 44
O'Reilly Automotive, Inc.(a) ............................................... 772 725
PulteGroup, Inc. ........................................................ 2,360 194
PVH Corp. ........................................................... 928 78
Ralph Lauren Corp. ..................................................... 420 49
Ross Stores, Inc. ....................................................... 3,606 439
Royal Caribbean Cruises Ltd.(a) ............................................ 2,197 217
Starbucks Corp. ........................................................ 11,086 1,080
Tapestry, Inc. .......................................................... 3,021 101
Tesla, Inc.(a) .......................................................... 15,395 3,973
The Home Depot, Inc. ................................................... 10,478 3,461

Victory Portfolios III
Victory Growth and Tax Strategy Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
The TJX Cos., Inc. ...................................................... 12,221 $ 1,130
Tractor Supply Co. ...................................................... 1,382 302
Ulta Beauty, Inc.(a) ..................................................... 550 228
VF Corp. ............................................................. 2,040 40
Victoria's Secret & Co.(a) ................................................. 1 —(b)
Whirlpool Corp. ........................................................ 520 73
Wynn Resorts Ltd. ...................................................... 642 65
Yum! Brands, Inc. ...................................................... 2,900 375
37,453
Consumer Staples (2.8%):
Altria Group, Inc. ....................................................... 11,731 519
Archer-Daniels-Midland Co. ............................................... 6,080 482
Brown-Forman Corp., Class B ............................................. 1,744 115
Campbell Soup Co. ..................................................... 640 27
Church & Dwight Co., Inc. ................................................ 2,723 263
Colgate-Palmolive Co. ................................................... 5,377 395
Conagra Brands, Inc. .................................................... 3,089 92
Constellation Brands, Inc., Class A .......................................... 1,408 367
Costco Wholesale Corp. .................................................. 4,112 2,259
Dollar General Corp. .................................................... 2,461 341
Dollar Tree, Inc.(a) ...................................................... 1,591 195
General Mills, Inc. ...................................................... 6,777 459
Hormel Foods Corp. ..................................................... 1,830 71
Kellogg Co. ........................................................... 887 54
Kimberly-Clark Corp. .................................................... 2,120 273
Lamb Weston Holdings, Inc. ............................................... 1,374 134
McCormick & Co., Inc. .................................................. 2,942 241
Molson Coors Beverage Co., Class B ......................................... 2,045 130
Mondelez International, Inc., Class A ......................................... 12,769 910
Monster Beverage Corp.(a) ................................................ 7,930 455
PepsiCo, Inc. .......................................................... 11,883 2,114
Philip Morris International, Inc. ............................................. 12,032 1,156
Sysco Corp. ........................................................... 5,774 402
Target Corp. .......................................................... 5,209 659
The Clorox Co. ........................................................ 689 108
The Coca-Cola Co. ...................................................... 27,653 1,654
The Estee Lauder Cos., Inc. ............................................... 2,082 334
The Hershey Co. ....................................................... 1,767 380
The J.M. Smucker Co. ................................................... 828 120
The Kraft Heinz Co. ..................................................... 2,590 86
The Kroger Co. ........................................................ 7,873 365
The Procter & Gamble Co. ................................................ 22,787 3,517
Tyson Foods, Inc., Class A ................................................ 1,740 93
Walmart, Inc. .......................................................... 14,036 2,282
21,052
Energy (2.2%):
Baker Hughes Co. ...................................................... 8,513 308
Chevron Corp. ......................................................... 19,016 3,064
ConocoPhillips ........................................................ 14,432 1,718
Coterra Energy, Inc. ..................................................... 2,120 60
Devon Energy Corp. ..................................................... 4,751 243
Diamondback Energy, Inc. ................................................ 2,111 320
EOG Resources, Inc. .................................................... 4,759 612
Exxon Mobil Corp. ..................................................... 39,044 4,341
Halliburton Co. ........................................................ 9,010 348
Hess Corp. ............................................................ 2,683 415
Kinder Morgan, Inc. ..................................................... 7,546 130
Marathon Oil Corp. ..................................................... 8,612 227
Marathon Petroleum Corp. ................................................ 6,448 921
Occidental Petroleum Corp. ............................................... 6,234 391
ONEOK, Inc. .......................................................... 5,513 359
Phillips 66 ............................................................ 2,813 321

Victory Portfolios III
Victory Growth and Tax Strategy Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Pioneer Natural Resources Co. ............................................. 2,039 $ 485
Schlumberger NV ...................................................... 17,103 1,008
The Williams Cos., Inc. .................................................. 14,342 495
Valero Energy Corp. ..................................................... 4,141 538
16,304
Financials (6.1%):
Aflac, Inc. ............................................................ 6,526 487
American Express Co. ................................................... 6,409 1,013
American International Group, Inc. .......................................... 8,214 481
Ameriprise Financial, Inc. ................................................. 1,253 423
Aon PLC, Class A ...................................................... 2,360 787
Arthur J. Gallagher & Co. ................................................. 2,370 546
Assurant, Inc. ......................................................... 653 91
Bank of America Corp. ................................................... 80,700 2,314
Berkshire Hathaway, Inc., Class B(a) ......................................... 17,957 6,468
BlackRock, Inc. ........................................................ 1,116 782
Capital One Financial Corp. ............................................... 4,781 489
Cboe Global Markets, Inc. ................................................ 1,027 154
Chubb Ltd. ........................................................... 3,972 798
Cincinnati Financial Corp. ................................................ 1,898 201
Citigroup, Inc. ......................................................... 3,989 165
Citizens Financial Group, Inc. .............................................. 4,555 128
CME Group, Inc. ....................................................... 3,122 633
Comerica, Inc. ......................................................... 1,300 63
Discover Financial Services ............................................... 3,419 308
Fidelity National Information Services, Inc. .................................... 1,247 70
Fifth Third Bancorp ..................................................... 8,477 225
Fiserv, Inc.(a) .......................................................... 6,882 835
Global Payments, Inc. .................................................... 2,592 328
Huntington Bancshares, Inc. ............................................... 4,811 53
Intercontinental Exchange, Inc. ............................................. 5,129 605
Invesco Ltd. ........................................................... 4,160 66
JPMorgan Chase & Co. .................................................. 32,040 4,688
KeyCorp ............................................................. 2,645 30
Lincoln National Corp. ................................................... 1,769 45
Loews Corp. .......................................................... 2,402 149
M&T Bank Corp. ....................................................... 2,181 273
Marsh & McLennan Cos., Inc. ............................................. 5,030 981
Mastercard, Inc., Class A ................................................. 8,421 3,475
MetLife, Inc. .......................................................... 7,410 469
Moody's Corp. ......................................................... 1,624 547
Morgan Stanley ........................................................ 14,869 1,266
MSCI, Inc. ........................................................... 992 539
Nasdaq, Inc. .......................................................... 3,477 182
Northern Trust Corp. .................................................... 430 33
PayPal Holdings, Inc.(a) .................................................. 10,200 638
Principal Financial Group, Inc. ............................................. 2,476 192
Prudential Financial, Inc. ................................................. 4,592 435
Raymond James Financial, Inc. ............................................. 1,989 208
Regions Financial Corp. .................................................. 9,790 180
S&P Global, Inc. ....................................................... 3,313 1,295
State Street Corp. ....................................................... 2,324 160
Synchrony Financial ..................................................... 6,103 197
T. Rowe Price Group, Inc. ................................................. 2,189 246
The Allstate Corp. ...................................................... 3,040 328
The Bank of New York Mellon Corp. ......................................... 5,526 248
The Charles Schwab Corp. ................................................ 13,865 820
The Goldman Sachs Group, Inc. ............................................ 3,096 1,015
The Hartford Financial Services Group, Inc. .................................... 2,900 208
The PNC Financial Services Group, Inc. ...................................... 4,807 580
The Progressive Corp. ................................................... 5,434 725
The Travelers Cos., Inc. .................................................. 2,350 379
Truist Financial Corp. .................................................... 5,934 181

Victory Portfolios III
Victory Growth and Tax Strategy Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
U.S. Bancorp .......................................................... 11,380 $ 416
Visa, Inc., Class A ...................................................... 16,518 4,058
W.R. Berkley Corp. ..................................................... 2,739 169
Wells Fargo & Co. ...................................................... 35,551 1,468
Willis Towers Watson PLC ................................................ 1,136 235
Zions Bancorp NA ...................................................... 1,310 46
45,617
Health Care (6.0%):
Abbott Laboratories ..................................................... 17,003 1,750
AbbVie, Inc. .......................................................... 16,903 2,484
Agilent Technologies, Inc. ................................................. 3,631 440
Align Technology, Inc.(a) ................................................. 809 299
Amgen, Inc. ........................................................... 5,669 1,453
Baxter International, Inc. ................................................. 3,470 141
Becton Dickinson & Co. .................................................. 2,074 579
Biogen, Inc.(a) ......................................................... 1,216 325
Boston Scientific Corp.(a) ................................................. 16,790 906
Bristol-Myers Squibb Co. ................................................. 17,034 1,050
Cardinal Health, Inc. .................................................... 2,310 202
Cencora, Inc. .......................................................... 1,410 248
Centene Corp.(a) ....................................................... 5,336 329
CVS Health Corp. ...................................................... 8,280 540
Danaher Corp. ......................................................... 6,489 1,720
DaVita, Inc.(a) ......................................................... 748 77
DENTSPLY SIRONA, Inc. ................................................ 1,150 43
Dexcom, Inc.(a) ........................................................ 3,032 306
Edwards Lifesciences Corp.(a) ............................................. 6,150 470
Elevance Health, Inc. .................................................... 2,398 1,060
Eli Lilly & Co. ......................................................... 8,712 4,828
Fortrea Holdings, Inc.(a) .................................................. 1,063 29
GE HealthCare Technologies, Inc. ........................................... 3,779 266
Gilead Sciences, Inc. .................................................... 8,764 670
HCA Healthcare, Inc. .................................................... 2,571 713
Henry Schein, Inc.(a) .................................................... 1,136 87
Hologic, Inc.(a) ........................................................ 2,461 184
Humana, Inc. .......................................................... 1,376 635
IDEXX Laboratories, Inc.(a) ............................................... 1,007 515
Intuitive Surgical, Inc.(a) ................................................. 4,198 1,313
IQVIA Holdings, Inc.(a) .................................................. 1,890 421
Johnson & Johnson ..................................................... 21,874 3,537
Laboratory Corp. of America Holdings ........................................ 1,063 221
McKesson Corp. ....................................................... 1,456 600
Merck & Co., Inc. ...................................................... 22,262 2,426
Mettler-Toledo International, Inc.(a) ......................................... 250 303
Organon & Co. ........................................................ 1,717 38
Pfizer, Inc. ............................................................ 42,461 1,502
Quest Diagnostics, Inc. ................................................... 1,126 148
Regeneron Pharmaceuticals, Inc.(a) .......................................... 873 721
ResMed, Inc. .......................................................... 1,408 225
Revvity, Inc. .......................................................... 1,164 136
STERIS PLC .......................................................... 864 198
Stryker Corp. .......................................................... 3,361 953
The Cigna Group ....................................................... 3,445 952
The Cooper Cos., Inc. .................................................... 445 165
Thermo Fisher Scientific, Inc. .............................................. 3,958 2,205
UnitedHealth Group, Inc. ................................................. 9,155 4,363
Vertex Pharmaceuticals, Inc.(a) ............................................. 2,999 1,045
Viatris, Inc. ........................................................... 4,869 52
Waters Corp.(a) ........................................................ 690 194
West Pharmaceutical Services, Inc. .......................................... 489 199
Zimmer Biomet Holdings, Inc. ............................................. 1,229 146

Victory Portfolios III
Victory Growth and Tax Strategy Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Zoetis, Inc. ........................................................... 4,796 $ 914
45,326
Industrials (4.1%):
3M Co. .............................................................. 3,890 415
A O Smith Corp. ....................................................... 1,607 116
Alaska Air Group, Inc.(a) ................................................. 1,550 65
Allegion PLC ......................................................... 880 100
American Airlines Group, Inc.(a) ............................................ 6,217 92
AMETEK, Inc. ........................................................ 2,802 447
Automatic Data Processing, Inc. ............................................ 4,040 1,029
C.H. Robinson Worldwide, Inc. ............................................. 779 70
Carrier Global Corp. ..................................................... 7,990 459
Caterpillar, Inc. ........................................................ 5,175 1,455
Cintas Corp. .......................................................... 1,044 526
Copart, Inc.(a) ......................................................... 9,144 410
CSX Corp. ............................................................ 24,039 726
Cummins, Inc. ......................................................... 1,300 299
Deere & Co. .......................................................... 3,333 1,370
Delta Air Lines, Inc. ..................................................... 7,217 309
Dover Corp. ........................................................... 1,435 213
Eaton Corp. PLC ....................................................... 4,316 994
Emerson Electric Co. .................................................... 4,743 466
Equifax, Inc. .......................................................... 1,334 276
Expeditors International of Washington, Inc. .................................... 1,610 188
Fastenal Co. ........................................................... 5,972 344
FedEx Corp. .......................................................... 2,126 555
Fortive Corp. .......................................................... 2,506 198
Fortune Brands Innovations, Inc. ............................................ 1,596 110
General Dynamics Corp. .................................................. 1,726 391
General Electric Co. ..................................................... 11,338 1,298
Honeywell International, Inc. .............................................. 6,692 1,258
Howmet Aerospace, Inc. .................................................. 3,713 184
Huntington Ingalls Industries, Inc. ........................................... 470 104
IDEX Corp. ........................................................... 1 —(b)
Illinois Tool Works, Inc. .................................................. 2,480 613
Ingersoll Rand, Inc. ..................................................... 4,166 290
J.B. Hunt Transport Services, Inc. ........................................... 714 134
Jacobs Solutions, Inc. .................................................... 1,124 152
Johnson Controls International PLC .......................................... 6,676 394
L3Harris Technologies, Inc. ............................................... 2,025 361
Lockheed Martin Corp. ................................................... 2,228 999
Masco Corp. .......................................................... 2,915 172
Masterbrand, Inc.(a) ..................................................... 1,563 20
Norfolk Southern Corp. .................................................. 2,582 529
Northrop Grumman Corp. ................................................. 1,594 690
Old Dominion Freight Line, Inc. ............................................ 882 377
Otis Worldwide Corp. .................................................... 3,056 261
PACCAR, Inc. ......................................................... 3,846 316
Parker-Hannifin Corp. ................................................... 1,216 507
Paychex, Inc. .......................................................... 2,957 361
Paycom Software, Inc. ................................................... 608 179
Pentair PLC ........................................................... 869 61
Quanta Services, Inc. .................................................... 1,444 303
Republic Services, Inc. ................................................... 2,086 301
Robert Half, Inc. ....................................................... 1,284 95
Rockwell Automation, Inc. ................................................ 1,190 371
RTX Corp. ............................................................ 14,809 1,274
Snap-on, Inc. .......................................................... 594 160
Southwest Airlines Co. ................................................... 4,050 128
Stanley Black & Decker, Inc. .............................................. 983 93
Textron, Inc. .......................................................... 2,070 161
The Boeing Co.(a) ...................................................... 4,734 1,061
Trane Technologies PLC .................................................. 2,802 575

Victory Portfolios III
Victory Growth and Tax Strategy Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
TransDigm Group, Inc.(a) ................................................. 593 $ 536
Union Pacific Corp. ..................................................... 7,288 1,608
United Airlines Holdings, Inc.(a) ............................................ 3,649 182
United Parcel Service, Inc., Class B .......................................... 6,904 1,170
United Rentals, Inc. ..................................................... 750 357
Verisk Analytics, Inc. .................................................... 1,450 351
W.W. Grainger, Inc. ..................................................... 478 341
Waste Management, Inc. .................................................. 3,869 607
Westinghouse Air Brake Technologies Corp. .................................... 1,745 196
Xylem, Inc. ........................................................... 1,548 160
30,913
Information Technology (13.6%):
Accenture PLC, Class A .................................................. 6,227 2,016
Adobe, Inc.(a) ......................................................... 5,423 3,033
Advanced Micro Devices, Inc.(a) ............................................ 16,362 1,730
Akamai Technologies, Inc.(a) .............................................. 1,562 164
Amphenol Corp., Class A ................................................. 5,634 498
Analog Devices, Inc. .................................................... 5,096 926
ANSYS, Inc.(a) ........................................................ 796 254
Apple, Inc. ........................................................... 146,293 27,484
Applied Materials, Inc. ................................................... 10,028 1,532
Arista Networks, Inc.(a) .................................................. 2,364 462
Autodesk, Inc.(a) ....................................................... 2,021 449
Broadcom, Inc. ........................................................ 4,130 3,812
Cadence Design Systems, Inc.(a) ............................................ 2,583 621
CDW Corp. ........................................................... 1,428 301
Cisco Systems, Inc. ..................................................... 39,302 2,254
Cognizant Technology Solutions Corp., Class A ................................. 3,759 269
Corning, Inc. .......................................................... 7,670 252
DXC Technology Co.(a) .................................................. 2,701 56
F5, Inc.(a) ............................................................ 350 57
Fortinet, Inc.(a) ........................................................ 7,295 439
Gartner, Inc.(a) ........................................................ 843 295
Hewlett Packard Enterprise Co. ............................................. 12,525 213
HP, Inc. .............................................................. 10,235 304
Intel Corp. ............................................................ 16,080 565
International Business Machines Corp. ........................................ 5,693 836
Intuit, Inc. ............................................................ 2,547 1,380
Juniper Networks, Inc. ................................................... 2,447 71
Keysight Technologies, Inc.(a) ............................................. 1,866 249
KLA Corp. ........................................................... 1,555 780
Lam Research Corp. ..................................................... 1,595 1,120
Microchip Technology, Inc. ................................................ 5,268 431
Micron Technology, Inc. .................................................. 10,223 715
Microsoft Corp. ........................................................ 73,346 24,040
Motorola Solutions, Inc. .................................................. 1,485 421
NetApp, Inc. .......................................................... 2,488 191
NVIDIA Corp. ......................................................... 25,403 12,538
NXP Semiconductors NV ................................................. 2,048 421
ON Semiconductor Corp.(a) ............................................... 5,140 506
Oracle Corp. .......................................................... 18,595 2,239
Qorvo, Inc.(a) ......................................................... 1,030 111
Qualcomm, Inc. ........................................................ 12,055 1,381
Roper Technologies, Inc. .................................................. 942 470
Salesforce, Inc.(a) ...................................................... 9,375 2,076
Seagate Technology Holdings PLC .......................................... 2,345 166
ServiceNow, Inc.(a) ..................................................... 2,279 1,342
Synopsys, Inc.(a) ....................................................... 1,398 642
TE Connectivity Ltd. .................................................... 3,470 459
Texas Instruments, Inc. ................................................... 8,840 1,486
VeriSign, Inc.(a) ........................................................ 785 163
Western Digital Corp.(a) .................................................. 920 41

Victory Portfolios III
Victory Growth and Tax Strategy Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Xerox Holdings Corp. ................................................... 1 $ —(b)
102,261
Materials (1.2%):
Air Products and Chemicals, Inc. ............................................ 1,923 568
Albemarle Corp. ....................................................... 1,201 239
Avery Dennison Corp. ................................................... 906 171
Ball Corp. ............................................................ 3,726 203
Celanese Corp. ......................................................... 463 58
CF Industries Holdings, Inc. ............................................... 2,538 196
Corteva, Inc. .......................................................... 8,159 412
Dow, Inc. ............................................................ 8,954 488
DuPont de Nemours, Inc. ................................................. 3,671 282
Eastman Chemical Co. ................................................... 1,432 122
Ecolab, Inc. ........................................................... 1,707 314
FMC Corp. ........................................................... 1,168 101
Freeport-McMoRan, Inc. ................................................. 15,889 634
International Flavors & Fragrances, Inc. ....................................... 1,065 75
International Paper Co. ................................................... 2,781 97
Linde PLC ............................................................ 5,859 2,268
LyondellBasell Industries NV, Class A ........................................ 2,696 266
Martin Marietta Materials, Inc. ............................................. 721 322
Newmont Corp. ........................................................ 6,844 270
Nucor Corp. ........................................................... 2,642 455
PPG Industries, Inc. ..................................................... 1,640 232
Sealed Air Corp. ....................................................... 1,340 50
The Mosaic Co. ........................................................ 4,511 175
The Sherwin-Williams Co. ................................................ 2,304 626
Vulcan Materials Co. .................................................... 1,110 242
Westrock Co. .......................................................... 828 27
8,893
Real Estate (0.9%):
American Tower Corp. ................................................... 4,297 779
AvalonBay Communities, Inc. .............................................. 740 136
Boston Properties, Inc. ................................................... 670 45
CBRE Group, Inc., Class A(a) .............................................. 3,167 269
Crown Castle, Inc. ...................................................... 2,563 257
Digital Realty Trust, Inc. .................................................. 1 —(b)
Equinix, Inc. .......................................................... 852 666
Equity Residential ...................................................... 2,215 144
Essex Property Trust, Inc. ................................................. 290 69
Extra Space Storage, Inc. ................................................. 1,147 148
Federal Realty Investment Trust ............................................ 884 86
Healthpeak Properties, Inc. ................................................ 1,880 39
Host Hotels & Resorts, Inc. ................................................ 8,818 139
Iron Mountain, Inc. ..................................................... 3,568 227
Kimco Realty Corp. ..................................................... 5,368 102
Mid-America Apartment Communities, Inc. .................................... 1,273 185
Prologis, Inc. .......................................................... 8,574 1,065
Public Storage ......................................................... 1,221 337
Realty Income Corp. .................................................... 889 50
Regency Centers Corp. ................................................... 1,923 120
SBA Communications Corp. ............................................... 1,109 249
Simon Property Group, Inc. ............................................... 3,796 431
UDR, Inc. ............................................................ 3,662 146
Ventas, Inc. ........................................................... 4,666 204
Welltower, Inc. ......................................................... 4,568 378
Weyerhaeuser Co. ...................................................... 6,892 226
6,497
Utilities (0.9%):
Alliant Energy Corp. .................................................... 3,054 153
Ameren Corp. ......................................................... 2,468 196

Victory Portfolios III
Victory Growth and Tax Strategy Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
American Electric Power Co., Inc. ........................................... 4,277 $ 335
American Water Works Co., Inc. ............................................ 2,262 314
CenterPoint Energy, Inc. .................................................. 6,318 176
CMS Energy Corp. ...................................................... 3,064 172
Consolidated Edison, Inc. ................................................. 1,808 161
Constellation Energy Corp. ................................................ 3,575 372
Dominion Energy, Inc. ................................................... 2,977 145
DTE Energy Co. ....................................................... 1,653 171
Duke Energy Corp. ...................................................... 5,409 480
Edison International ..................................................... 1,730 119
Entergy Corp. ......................................................... 1,556 148
Eversource Energy ...................................................... 2,230 142
Exelon Corp. .......................................................... 10,726 430
NextEra Energy, Inc. .................................................... 18,576 1,241
NRG Energy, Inc. ....................................................... 2,789 105
Public Service Enterprise Group, Inc. ......................................... 6,188 378
Sempra .............................................................. 3,768 265
The AES Corp. ........................................................ 6,122 110
The Southern Co. ....................................................... 9,505 644
WEC Energy Group, Inc. ................................................. 2,882 242
Xcel Energy, Inc. ....................................................... 5,211 298
6,797
Total Common Stocks (Cost $86,252)
a
a
a
351,527
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc.(a)(d) ................................................... 568 1
Total Rights (Cost $–)
a
a
a
1
Principal Amount
Municipal Bonds (52.6%)
Alabama (0.5%):
Black Belt Energy Gas District Revenue, Series D-1, 5.50%, 6/1/49, Callable 11/1/28 @
100.23 ........................................................... $ 1,000 1,042
Cooper Green Mercy Health Services Authority Revenue, 5.25%, 9/1/52, Continuously
Callable @100 ..................................................... 2,000 2,080
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 .. 1,000 791
3,913
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously
Callable @100 ..................................................... 500 438
Arizona (2.2%):
Arizona IDA Revenue
4.00%, 7/1/41, Continuously Callable @100 ............................... 400 344
5.00%, 7/1/47, Continuously Callable @100 ............................... 1,000 1,012
5.00%, 11/1/47, Continuously Callable @100 ............................... 1,000 1,006
4.00%, 7/1/52, Continuously Callable @100 ............................... 840 667
City of Phoenix IDA Revenue, 5.00%, 7/1/46, Continuously Callable @100 ............. 1,300 1,260
La Paz County IDA Revenue
4.00%, 2/15/41, Continuously Callable @100 ............................... 425 366
4.00%, 2/15/46, Continuously Callable @100 ............................... 345 283
4.00%, 2/15/51, Continuously Callable @100 ............................... 300 238
Maricopa County IDA Revenue
4.00%, 7/1/51, Continuously Callable @100(e) ............................. 1,500 1,080
Series A, 5.00%, 9/1/42, Continuously Callable @100 ......................... 500 513
Series A, 4.00%, 7/1/46, Continuously Callable @100 ......................... 735 634
Series A, 5.00%, 7/1/49, Continuously Callable @100 ......................... 1,000 950
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,275 1,201
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 1,000 819
Sierra Vista IDA Revenue, 5.75%, 6/15/53, Continuously Callable @100(e) ............. 2,000 1,939

Victory Portfolios III
Victory Growth and Tax Strategy Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Student & Academic Services LLC Revenue (INS - Build America Mutual Assurance Co.),
5.00%, 6/1/44, Continuously Callable @100 ............................... $ 1,000 $ 1,005
Tempe IDA Revenue, Series B, 4.00%, 12/1/46, Continuously Callable @102 ............ 1,185 868
The County of Pima IDA Revenue
4.00%, 4/1/46, Continuously Callable @100 ............................... 2,000 1,768
4.00%, 6/15/51, Continuously Callable @100(e) ............................. 1,000 737
16,690
Arkansas (0.1%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable
@100 ........................................................... 1,000 929
California (1.1%):
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously
Callable @100 ..................................................... 2,000 1,909
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable
@100 ........................................................... 1,200 1,213
State of California, GO, 5.00%, 8/1/45, Continuously Callable @100 .................. 1,000 1,023
Sutter Butte Flood Agency Special Assessment (INS - Build America Mutual Assurance Co.),
5.00%, 10/1/40, Continuously Callable @100 ............................... 1,000 1,021
West Contra Costa Unified School District, GO (INS - National Public Finance Guarantee
Corp.), 8/1/34(f) .................................................... 4,435 2,989
8,155
Colorado (1.6%):
Colorado Educational & Cultural Facilities Authority Revenue
5.00%, 12/1/38, Continuously Callable @100 ............................... 1,000 1,033
5.00%, 4/1/48, Continuously Callable @100 ............................... 710 719
4.00%, 1/1/52, Continuously Callable @100 ............................... 675 538
5.00%, 9/1/52, Continuously Callable @100 ............................... 730 696
4.50%, 7/1/53, Continuously Callable @100 ............................... 1,000 921
4.00%, 1/1/62, Continuously Callable @100 ............................... 795 608
Colorado Health Facilities Authority Revenue
5.00%, 6/1/45, Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,026
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 1,000 824
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 1,000 763
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable
@100 ........................................................... 1,000 990
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously
Callable @100 ..................................................... 1,900 1,852
Park Creek Metropolitan District Revenue
5.00%, 12/1/41, Continuously Callable @100 ............................... 250 253
Series A, 5.00%, 12/1/45, Continuously Callable @100 ........................ 1,000 1,008
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 12/1/47, Continuously Callable @100 ......................... 1,000 1,017
12,248
Connecticut (0.9%):
Connecticut State Health & Educational Facilities Authority Revenue
5.25%, 7/1/53, Continuously Callable @100 ............................... 1,000 1,044
Series T, 4.00%, 7/1/55, Continuously Callable @100 ......................... 1,000 851
Series U, 4.00%, 7/1/52, Continuously Callable @100 ........................ 2,000 1,742
State of Connecticut, GO
Series A, 5.00%, 4/15/36, Continuously Callable @100 ........................ 1,500 1,626
Series A, 5.00%, 4/15/37, Continuously Callable @100 ........................ 1,000 1,065
6,328
Florida (2.2%):
Brevard County Health Facilities Authority Revenue, Series A, 5.00%, 4/1/52, Continuously
Callable @100 ..................................................... 1,000 1,043
Capital Trust Agency, Inc. Revenue
5.00%, 8/1/40, Continuously Callable @100 ............................... 600 587
5.00%, 8/1/55, Continuously Callable @100 ............................... 1,300 1,191
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103 ... 1,000 795
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103 ............................... 1,500 1,095
Series A, 4.00%, 9/1/51, Continuously Callable @103 ......................... 500 363

Victory Portfolios III
Victory Growth and Tax Strategy Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Florida Development Finance Corp. Revenue
5.00%, 7/1/51, Continuously Callable @100 ............................... $ 1,175 $ 1,088
Series A, 5.00%, 6/15/52, Continuously Callable @100 ........................ 1,250 1,158
Lee County IDA Revenue, Series A, 5.25%, 10/1/52, Continuously Callable @103 ........ 850 694
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable
@100 ........................................................... 1,450 1,495
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable
@100 ........................................................... 500 428
Miami-Dade County Health Facilities Authority Revenue, Series A, 4.00%, 8/1/51,
Continuously Callable @100 ........................................... 1,000 884
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously
Callable @100 ..................................................... 1,000 762
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable
@103 ........................................................... 700 670
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable
@100 ........................................................... 2,000 1,785
Seminole County IDA Revenue, 4.00%, 6/15/51, Continuously Callable @100(e) ......... 830 592
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series
A-1, 5.00%, 3/1/30, Continuously Callable @100(e) .......................... 1,000 1,004
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-
refunded  4/15/25 @ 100 ............................................. 1,000 1,023
16,657
Georgia (2.8%):
Appling County Development Authority Revenue, 3.30%, 9/1/41, Continuously Callable
@100(g) ......................................................... 900 900
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100 .... 575 518
Development Authority of Floyd County Revenue, 3.30%, 9/1/26, Continuously Callable
@100(g) ......................................................... 500 500
Development Authority of Heard County Revenue, 3.10%, 9/1/29, Continuously Callable
@100(g) ......................................................... 1,000 1,000
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously
Callable @100 ..................................................... 1,000 956
Milledgeville & Baldwin County Development Authority Revenue, 4.00%, 6/15/37,
Continuously Callable @100 ........................................... 1,300 1,264
Municipal Electric Authority of Georgia Revenue, 4.00%, 1/1/51, Continuously Callable @100 425 348
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable
@100 ........................................................... 750 664
The Burke County Development Authority Revenue
Series 1, 3.30%, 11/1/48, Continuously Callable @100(g) ...................... 2,900 2,900
Series 1, 3.10%, 7/1/49, Continuously Callable @100(g) ....................... 6,900 6,900
The Monroe County Development Authority Revenue, 3.30%, 11/1/48, Continuously Callable
@100(g) ......................................................... 5,250 5,250
21,200
Guam (0.1%):
Antonio B Won Pat International Airport Authority Revenue (INS - Assured Guaranty
Municipal Corp.), 5.50%, 10/1/33, Pre-refunded 10/1/23 @ 100 .................. 750 751
Illinois (4.5%):
Chicago Board of Education, GO, Series A, 5.00%, 12/1/47, Continuously Callable @100 ... 3,200 3,124
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously
Callable @100 ..................................................... 1,000 1,021
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable
@100 ........................................................... 1,000 1,030
Chicago O'Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.),
5.25%, 1/1/33, Continuously Callable @100 ............................... 1,000 1,001
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series C, 4.00%,
1/1/42, Continuously Callable @100 ..................................... 1,250 1,156
Chicago Transit Authority Sales Tax Receipts Fund Revenue
Series A, 5.00%, 12/1/52, Continuously Callable @100 ........................ 685 710
Series A, 4.00%, 12/1/55, Continuously Callable @100 ........................ 2,000 1,717
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100 ............................... 1,000 1,002
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 1,000 1,009
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100 ....... 1,000 1,002

Victory Portfolios III
Victory Growth and Tax Strategy Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100 ....... $ 1,000 $ 823
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100 ................... 1,000 1,018
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100 ....... 1,000 1,032
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable
@102 ........................................................... 1,000 990
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100 ............................... 1,000 1,005
5.00%, 5/15/40, Continuously Callable @100 ............................... 1,275 577
5.00%, 8/15/44, Continuously Callable @100 ............................... 1,000 1,005
5.00%, 10/1/44, Continuously Callable @100 ............................... 1,000 1,019
4.00%, 10/15/44, Continuously Callable @103 .............................. 2,000 1,495
5.00%, 5/15/45, Continuously Callable @100 ............................... 1,000 785
Series A, 5.00%, 5/15/37, Continuously Callable @100 ........................ 1,000 971
Series A, 4.00%, 8/1/51, Continuously Callable @100 ......................... 1,000 776
Series C, 4.00%, 2/15/41, Pre-refunded  2/15/27 @ 100 ........................ 45 46
Series C, 4.00%, 2/15/41, Continuously Callable @100 ........................ 955 926
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable
@100 ........................................................... 2,500 2,505
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B,
4.00%, 4/1/40, Continuously Callable @100 ............................... 600 542
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100 ......................... 1,000 849
Series A, 5.75%, 1/1/53, Continuously Callable @100 ......................... 1,235 1,261
State of Illinois, GO
4.00%, 10/1/33, Continuously Callable @100 ............................... 2,300 2,297
5.50%, 5/1/39, Continuously Callable @100 ............................... 225 239
Series A, 5.50%, 3/1/47, Continuously Callable @100 ......................... 1,000 1,065
33,998
Indiana (0.5%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.),
4.00%, 2/1/39, Continuously Callable @100 ............................... 1,000 960
Indiana Finance Authority Revenue, Series A, 5.00%, 2/1/40, Continuously Callable @100 .. 1,000 1,002
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100 1,500 1,513
3,475
Iowa (0.1%):
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable
@100 ........................................................... 1,000 879
Kansas (1.3%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 5.00%, 6/1/42, Pre-refunded  6/1/25 @ 100(e) ....................... 1,000 1,029
City of Lawrence Revenue
5.00%, 7/1/43, Continuously Callable @100 ............................... 1,500 1,532
Series A, 4.00%, 7/1/36, Continuously Callable @100 ......................... 1,500 1,465
City of Manhattan Revenue, Series A, 4.00%, 6/1/46, Continuously Callable @103 ........ 1,000 705
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100 ................. 800 758
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(e) ......................................... 2,000 1,867
Wyandotte County-Kansas City Unified Government Utility System Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100 ......................... 1,250 1,262
Series A, 5.00%, 9/1/45, Continuously Callable @100 ......................... 1,000 1,018
9,636
Kentucky (0.7%):
City of Ashland Revenue, Series A, 5.00%, 2/1/40, Continuously Callable @100 .......... 1,000 1,007
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/46, Continuously Callable @100 .. 750 668
Kentucky Economic Development Finance Authority Revenue, Series A, 5.00%, 5/15/46,
Continuously Callable @100 ........................................... 1,000 767
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100 .......... 1,000 1,029
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 2,000 1,929
5,400

Victory Portfolios III
Victory Growth and Tax Strategy Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Louisiana (1.8%):
City of Shreveport Water & Sewer Revenue, 5.00%, 12/1/40, Continuously Callable @100 .. $ 1,000 $ 1,020
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%,
12/1/44, Continuously Callable @100 .................................... 500 451
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.),
Series C, 5.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 1,010
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.), Series B,
4.00%, 12/1/42, Continuously Callable @100 ............................... 1,500 1,413
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100 ............................... 1,000 1,023
5.00%, 10/1/43, Continuously Callable @100 ............................... 1,000 1,013
Series A, 4.00%, 10/1/46, Continuously Callable @100 ........................ 1,000 928
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,000 993
Series A, 4.00%, 1/1/56, Continuously Callable @100 ......................... 1,000 798
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 6/1/51, Pre-refunded  6/1/25 @ 100 ................................ 1,000 1,033
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44,
Continuously Callable @100 ........................................... 1,400 1,339
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously
Callable @100 ..................................................... 1,500 1,549
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously
Callable @100 ..................................................... 815 815
13,385
Maine (0.2%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 1,000 765
Maine Health & Higher Educational Facilities Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 4.00%, 7/1/50, Continuously Callable @100 ........... 1,175 1,041
1,806
Maryland (0.4%):
City of Gaithersburg Maryland Revenue, 5.13%, 1/1/42, Continuously Callable @103 ...... 865 826
Maryland Health & Higher Educational Facilities Authority Revenue
4.00%, 7/1/45, Continuously Callable @100 ............................... 1,100 999
5.25%, 7/1/53, Continuously Callable @100 ............................... 1,250 1,300
3,125
Massachusetts (1.7%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100 ............................... 1,000 991
4.00%, 9/1/48, Continuously Callable @100 ............................... 1,380 1,089
4.01% (MUNIPSA+60bps), 7/1/49, Continuously Callable @100(e)(h) ............ 1,250 1,248
4.00%, 7/1/51, Continuously Callable @100 ............................... 1,500 1,164
5.00%, 10/1/57, Continuously Callable @105(e) ............................. 1,000 834
Series A, 5.00%, 6/1/39, Pre-refunded  6/1/29 @ 100 ......................... 1,000 1,107
Series A, 5.00%, 7/1/44, Continuously Callable @100 ......................... 1,600 1,495
Series A, 5.50%, 7/1/44, Continuously Callable @100 ......................... 500 433
Series B, 4.00%, 6/1/50, Continuously Callable @100 ......................... 1,000 760
Series B, 4.00%, 7/1/50, Continuously Callable @100 ......................... 850 685
Series D, 5.00%, 7/1/44, Continuously Callable @100 ........................ 1,000 1,007
Series F, 5.75%, 7/15/43, Continuously Callable @100 ........................ 1,000 976
Series I, 5.00%, 7/1/46, Continuously Callable @100 ......................... 1,000 1,000
12,789
Michigan (1.6%):
City of Wyandotte Electric System Revenue (INS - Build America Mutual Assurance Co.),
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 1,000 1,013
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal
Corp.), 5.00%, 7/1/43, Continuously Callable @100 .......................... 1,750 1,695
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program), 5.00%, 5/1/42, Continuously Callable @100 ........................ 1,000 1,043
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100 ....... 1,000 1,014
Kentwood Economic Development Corp. Revenue, 4.00%, 11/15/45, Continuously Callable
@103 ........................................................... 500 367

Victory Portfolios III
Victory Growth and Tax Strategy Fund
15
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Lincoln Consolidated School District, GO (INS - Assured Guaranty Municipal Corp.), Series
A, 5.00%, 5/1/40, Continuously Callable @100 ............................. $ 1,250 $ 1,287
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45,
Continuously Callable @100 ........................................... 1,000 1,018
Michigan Finance Authority Revenue
4.00%, 2/1/42, Continuously Callable @100 ............................... 745 621
4.00%, 9/1/45, Continuously Callable @100 ............................... 1,000 889
4.00%, 12/1/51, Continuously Callable @100 ............................... 1,665 1,261
Michigan Strategic Fund Revenue (LOC - Comerica Bank, N.A.), Series R, 3.40%, 12/1/33,
Continuously Callable @100(g) ........................................ 500 500
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100 ... 1,000 1,008
11,716
Minnesota (0.3%):
Housing & Redevelopment Authority Revenue
5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100 ............................. 1,000 1,037
5.00%, 11/15/47, Continuously Callable @100 .............................. 1,000 1,006
2,043
Missouri (0.9%):
Cape Girardeau County IDA Revenue, 4.00%, 3/1/46, Continuously Callable @100 ....... 750 639
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 2/1/48, Continuously Callable @100 ............................... 1,500 1,137
4.00%, 2/15/51, Continuously Callable @100 ............................... 480 392
Health & Educational Facilities Authority Revenue
5.00%, 8/1/45, Continuously Callable @100 ............................... 1,270 1,164
4.00%, 2/15/49, Continuously Callable @100 ............................... 250 224
Missouri Development Finance Board Revenue, 4.00%, 3/1/51, Continuously Callable @100 1,000 788
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/38, Continuously Callable @100 ............................... 1,000 1,035
5.00%, 10/1/49, Continuously Callable @100 ............................... 1,000 1,037
6,416
Montana (0.1%):
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable
@100 ........................................................... 485 450
Nebraska (0.6%):
Central Plains Energy Project Revenue
Series 1, 5.00%, 5/1/53, Callable 7/1/29 @ 100.22 ........................... 2,000 2,039
Series A, 5.00%, 9/1/42 .............................................. 1,000 1,027
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable
@100 ........................................................... 1,000 1,010
4,076
Nevada (0.5%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100 .............. 1,000 1,005
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously
Callable @100 ..................................................... 1,555 1,444
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable
@100 ........................................................... 1,500 1,499
3,948
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/51, Continuously Callable @103 ............................... 2,000 1,523
Series A, 5.25%, 7/1/48, Continuously Callable @103 ......................... 1,000 971
2,494
New Jersey (2.9%):
Essex County Improvement Authority Revenue, 4.00%, 6/15/51, Continuously Callable @100 1,100 891
New Jersey Economic Development Authority Revenue
5.00%, 6/15/42, Pre-refunded  6/15/27 @ 100 .............................. 2,000 2,139
5.00%, 6/15/43, Pre-refunded 12/15/28 @ 100 .............................. 370 406
5.00%, 6/15/43, Continuously Callable @100 ............................... 630 647
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 978
Series A, 5.00%, 6/15/47, Continuously Callable @100 ........................ 1,000 1,022
Series B, 5.00%, 6/15/43, Continuously Callable @100 ........................ 1,000 1,027
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/1/37, Continuously Callable @100 .......................... 500 514

Victory Portfolios III
Victory Growth and Tax Strategy Fund
16
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously
Callable @100 ..................................................... $ 1,000 $ 1,031
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100 ................... 1,000 901
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously
Callable @100 ..................................................... 1,000 1,042
New Jersey Health Care Facilities Financing Authority Revenue (LOC - Valley National Bank),
5.90%, 7/1/35, Continuously Callable @100(g) ............................. 2,900 2,900
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/48, Continuously Callable @100 ............................... 1,000 1,043
Series A, 5.00%, 12/15/35, Continuously Callable @100 ....................... 1,000 1,057
Series A, 12/15/38(f) ................................................ 1,500 740
Series AA, 5.00%, 6/15/44, Continuously Callable @100 ...................... 1,000 1,005
Series BB, 4.00%, 6/15/50, Continuously Callable @100 ...................... 1,000 893
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously
Callable @100 ..................................................... 1,250 1,261
South Jersey Transportation Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 11/1/52, Continuously Callable @100 ............................... 500 534
The Atlantic County Improvement Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 4.00%, 7/1/53, Continuously Callable @100 .......................... 750 670
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable
@100 ........................................................... 500 477
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable
@100 ........................................................... 500 514
21,692
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 1,500 1,204
New York (2.7%):
City of New York, GO, Series B-3, 4.25%, 10/1/46, Continuously Callable @100(g) ....... 4,175 4,175
Metropolitan Transportation Authority Revenue, Series C, 5.00%, 11/15/42, Continuously
Callable @100 ..................................................... 1,000 1,000
New York City Municipal Water Finance Authority Revenue, Series DD, 4.25%, 6/15/33,
Continuously Callable @100(g) ........................................ 1,450 1,450
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 630 705
5.50%, 10/1/37 .................................................... 1,500 1,689
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,000 894
New York State Dormitory Authority Revenue
4.00%, 2/15/47, Continuously Callable @100 ............................... 2,000 1,883
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 992
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 750 695
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 2,000 1,643
Series A, 4.00%, 7/1/52, Continuously Callable @100 ......................... 1,000 853
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.), Series 1,
5.50%, 7/1/40 ..................................................... 1,205 1,431
New York State Housing Finance Agency/Lifers Trust Revenue (LIQ - Deutsche Bank A.G.),
Series DBE-8105, 3.81%, 8/1/50(e)(g) .................................... 2,500 2,500
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... 500 506
20,416
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... 1,000 993
5.00%, 1/1/49, Continuously Callable @104 ............................... 1,500 1,396
2,389
North Dakota (0.4%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100 ............ 1,450 1,141
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 1,000 825
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.), Series
A, 4.00%, 6/1/51, Continuously Callable @100 ............................. 1,000 887
2,853

Victory Portfolios III
Victory Growth and Tax Strategy Fund
17
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Ohio (0.7%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100 ........ $ 735 $ 622
Northeast Ohio Medical University Revenue (INS - Build America Mutual Assurance Co.),
5.00%, 12/1/43, Continuously Callable @100 ............................... 775 803
Ohio Higher Educational Facility Commission Revenue
4.00%, 12/1/46, Continuously Callable @100 ............................... 750 593
5.25%, 1/1/52, Continuously Callable @100 ............................... 1,000 1,005
4.00%, 10/1/52, Continuously Callable @100 ............................... 2,000 1,572
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100 ... 750 610
5,205
Oklahoma (0.4%):
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously
Callable @100 ..................................................... 1,000 950
Oklahoma Municipal Power Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series A, 4.00%, 1/1/47, Continuously Callable @100 ......................... 1,000 943
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously
Callable @100 ..................................................... 500 463
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102 .. 750 753
3,109
Oregon (0.5%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously
Callable @100 ..................................................... 1,000 853
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,000 775
Salem Hospital Facility Authority Revenue
4.00%, 5/15/47, Continuously Callable @103 ............................... 1,000 730
5.00%, 5/15/53, Continuously Callable @102 ............................... 1,250 1,066
3,424
Pennsylvania (4.3%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100 ... 1,455 1,304
Allegheny County Hospital Development Authority Revenue
Series A, 4.00%, 7/15/39, Continuously Callable @100 ........................ 1,185 1,122
Series A, 5.00%, 4/1/47, Continuously Callable @100 ......................... 1,000 984
Berks County IDA Revenue
5.00%, 5/15/43, Pre-refunded  5/15/25 @ 102 .............................. 350 366
5.00%, 11/1/50, Continuously Callable @100 ............................... 1,500 870
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100 ............. 1,000 882
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100 .... 1,665 1,570
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.), 4.00%,
6/1/44, Continuously Callable @100 ..................................... 1,500 1,378
Central Bradford Progress Authority Revenue, Series B, 4.00%, 12/1/51, Continuously
Callable @100 ..................................................... 2,000 1,715
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100 ............ 1,000 886
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 1,039
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100 1,000 1,011
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103 ................. 500 359
Latrobe IDA Revenue, 4.00%, 3/1/51, Continuously Callable @100 ................... 800 601
Montgomery County IDA Revenue
5.25%, 1/15/45, Pre-refunded  1/15/25 @ 100 .............................. 1,000 1,024
4.00%, 10/1/46, Continuously Callable @100 ............................... 625 490
4.00%, 10/1/51, Continuously Callable @100 ............................... 825 617
Series C, 4.00%, 11/15/43, Continuously Callable @103 ....................... 600 485
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100 ............................... 1,000 906
5.00%, 8/15/43, Continuously Callable @100 ............................... 1,000 1,011
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103 ............................... 1,000 813
Series A, 4.00%, 10/15/51, Continuously Callable @100 ....................... 1,000 895
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46,
Continuously Callable @100 ........................................... 1,575 1,260
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, 4.00%, 12/1/51,
Continuously Callable @100 ........................................... 1,000 908

Victory Portfolios III
Victory Growth and Tax Strategy Fund
18
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Pennsylvania Turnpike Commission Revenue
Series A-1, 5.00%, 12/1/46, Continuously Callable @100 ...................... $ 1,000 $ 1,014
Series A-1, 5.00%, 12/1/47, Continuously Callable @100 ...................... 1,000 1,028
Series B, 5.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 1,055
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100 ............... 1,050 974
Reading School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/38,
Continuously Callable @100 ........................................... 1,500 1,550
School District of Philadelphia, GO, Series A, 4.00%, 9/1/46, Continuously Callable @100 .. 1,000 878
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/38, Continuously Callable @100 ......................... 1,000 1,035
Series F, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,024
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.), 4.00%,
4/15/49, Continuously Callable @100 .................................... 1,500 1,408
32,462
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24,
Continuously Callable @100 ........................................... 40 40
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously
Callable @100 ..................................................... 1,000 1,027
1,067
South Carolina (0.4%):
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 ..... 1,100 942
South Carolina Jobs Economic Development Authority, 5.25%, 2/1/53, Continuously Callable
@100 ........................................................... 750 790
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103 .............................. 1,000 928
4.00%, 4/1/49, Continuously Callable @103 ............................... 620 422
3,082
Tennessee (1.2%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously
Callable @100 ..................................................... 1,500 1,549
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 1,465 1,473
5.00%, 10/1/48, Continuously Callable @100 ............................... 500 481
4.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 766
Series A, 5.00%, 10/1/45, Continuously Callable @100 ........................ 1,000 925
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, Callable 9/1/30 @ 100.1 ............ 2,500 2,606
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously
Callable @100 ..................................................... 1,000 928
8,728
Texas (7.7%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund),
4.00%, 8/15/44, Continuously Callable @100 ............................... 2,165 1,997
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously
Callable @105 ..................................................... 1,000 889
Central Texas Regional Mobility Authority Revenue, 4.00%, 1/1/41, Continuously Callable
@100 ........................................................... 1,000 925
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable
@100 ........................................................... 1,000 999
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 2/15/48, Continuously Callable @100 ............................... 1,000 1,029
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 1,700 1,331
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 1,010
5.00%, 9/1/40, Continuously Callable @100 ............................... 1,000 1,009
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100 ............. 1,000 975
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable
@100 ........................................................... 1,000 978
City of Lewisville Special Assessment (INS - ACA Financial Guaranty Corp.), 5.80%, 9/1/25 2,180 2,253
Clifton Higher Education Finance Corp. (NBGA - Texas Permanent School Fund), 4.25%,
4/1/53, Continuously Callable @100 ..................................... 3,250 2,983
Clifton Higher Education Finance Corp. Revenue, 4.25%, 8/15/52, Continuously Callable
@100 ........................................................... 1,500 1,361

Victory Portfolios III
Victory Growth and Tax Strategy Fund
19
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100 ............................... $ 1,000 $ 1,009
4.00%, 8/15/44, Continuously Callable @100 ............................... 1,000 923
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100 ............... 1,500 1,366
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50,
Continuously Callable @100 ........................................... 1,000 893
Gulf Coast IDA Revenue, 2.90%, 11/1/41, Continuously Callable @100(g) .............. 2,700 2,700
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38,
Continuously Callable @100 ........................................... 1,000 863
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100 .... 1,000 919
Hidalgo County Regional Mobility Authority Revenue
Series A, 4.00%, 12/1/41, Continuously Callable @100 ........................ 735 684
Series B, 4.00%, 12/1/41, Continuously Callable @100 ........................ 700 608
Houston Higher Education Finance Corp. Revenue, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,100 888
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100 ..... 1,000 1,002
Martin County Hospital District, GO, 4.00%, 4/1/36, Continuously Callable @100 ........ 350 346
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 1,000 977
Mesquite Health Facilities Development Corp. Revenue, 0.00%, 2/15/35, Continuously
Callable @100(i) ................................................... 378 4
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/47(i) .................................................... 1,000 902
Series A, 5.00%, 4/1/47, Pre-refunded  4/1/25 @ 100 ......................... 1,600 1,639
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100 .......... 225 235
North Texas Tollway Authority Revenue
Series B, 5.00%, 1/1/31, Continuously Callable @100 ......................... 1,500 1,505
Series B, 5.00%, 1/1/45, Continuously Callable @100 ......................... 1,000 1,009
Port of Port Arthur Navigation District Revenue
Series A, 3.60%, 4/1/40, Continuously Callable @100(g) ...................... 6,350 6,350
Series C, 3.60%, 4/1/40, Continuously Callable @100(g) ...................... 5,100 5,100
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
2/15/43, Continuously Callable @100 .................................... 1,000 1,037
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100 1,000 758
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100 .............................. 1,000 940
Series A, 0.00%, 11/15/45(i) ........................................... 842 —(b)
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 750 771
Series B, 0.00%, 11/15/36(i) ........................................... 842 —(b)
Series B, 5.00%, 11/15/46, Continuously Callable @100 ....................... 1,935 1,819
Series B, 5.00%, 7/1/48, Continuously Callable @100 ......................... 2,960 3,028
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... 1,375 1,397
57,411
Utah (0.6%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 500 398
Utah Charter School Finance Authority Revenue
4.50%, 10/15/52, Continuously Callable @100 .............................. 1,000 913
Series A, 4.00%, 10/15/46, Continuously Callable @100 ....................... 860 729
Series A, 4.00%, 4/15/52, Continuously Callable @100 ........................ 3,000 2,488
4,528
Vermont (0.2%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 1,000 758
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46,
Continuously Callable @100 ........................................... 1,000 915
1,673
Virginia (0.1%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Pre-refunded 10/1/25 @ 100 ................ 1,000 1,036
Washington (0.8%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously
Callable @100 ..................................................... 1,000 952

Victory Portfolios III
Victory Growth and Tax Strategy Fund
20
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Washington Health Care Facilities Authority Revenue
4.00%, 7/1/42, Continuously Callable @100 ............................... $ 1,000 $ 843
5.00%, 1/1/47, Pre-refunded  1/1/27 @ 100 ................................ 1,000 1,060
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously
Callable @100 ..................................................... 1,100 1,016
Washington State Housing Finance Commission Revenue
5.00%, 1/1/38, Continuously Callable @102(e) ............................. 1,000 849
Series A, 5.00%, 7/1/48, Continuously Callable @103 ......................... 1,000 973
Series A-1, 3.50%, 12/20/35 ........................................... 290 261
5,954
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue
4.00%, 1/1/38, Continuously Callable @100 ............................... 1,500 1,317
Series A, 4.38%, 6/1/53, Continuously Callable @100 ......................... 1,000 907
2,224
Wisconsin (1.7%):
Public Finance Authority Revenue
5.00%, 7/1/38, Continuously Callable @100 ............................... 1,000 1,049
5.00%, 1/1/42, Continuously Callable @103(e) ............................. 600 526
4.00%, 1/1/45, Continuously Callable @100 ............................... 1,440 1,320
4.00%, 1/1/47, Continuously Callable @103 ............................... 1,000 832
4.00%, 2/1/51, Continuously Callable @100 ............................... 1,000 658
Series A, 5.25%, 3/1/47, Continuously Callable @100 ......................... 2,000 1,924
Series A, 4.00%, 10/1/47, Continuously Callable @100 ........................ 1,000 902
Series A, 5.25%, 10/1/48, Continuously Callable @100 ........................ 1,500 1,407
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 1,500 1,340
Series A, 4.00%, 7/1/51, Continuously Callable @100 ......................... 880 684
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/44,
Continuously Callable @100 ........................................... 600 619
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 600 412
4.00%, 1/1/57, Continuously Callable @103 ............................... 1,000 626
12,299
Total Municipal Bonds (Cost $438,462)
a
a
a
393,701
Total Investments (Cost $524,714) — 99.5% 745,229
Other assets in excess of liabilities — 0.5% 3,382
NET ASSETS - 100.00% $ 748,611
(a) Non-income producing security.
(b) Rounds to less than $1 thousand.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$14,205 (thousands) and amounted to 1.9% of net assets.
(f) Zero-coupon bond.
(g) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(h) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2023.
(i) Currently the issuer is in default with respect to interest and/or principal payments.
AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LLC—Limited Liability Company
MUNIPSA
—
SIFMA Municipal Swap Index Yield
PLC—Public Limited Company

Victory Portfolios III
Victory Growth and Tax Strategy Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS
—
Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ
—
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC
—
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA
—
Principal and interest payments or, under certain circumstances underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2023
22
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Growth
and Tax Strategy
Fund
Assets:
Investments, at value (Cost $524,714) $ 745,229
Cash 392
Receivables:
Interest and dividends 5,162
Capital shares issued 256
From Adviser 5
Prepaid expenses 46
Total Assets 751,090
Liabilities:
Payables:
Investments purchased 1,834
Capital shares redeemed 266
Accrued expenses and other payables:
Investment advisory fees 159
Administration fees 92
Custodian fees 4
Transfer agent fees 46
Compliance fees 1
Trustees' fees — (a)
12b-1 fees 5
Other accrued expenses 72
Total Liabilities 2,479
Commitments and contingencies (Note 4 )
Net Assets:
Capital 538,339
Total accumulated earnings/(loss) 210,272
Net Assets $ 748,611
Net Assets
Fund Shares $ 651,800
Institutional Shares 72,979
Class A 15,098
Class C 8,734
Total $ 748,611
Shares (unlimited number of shares authorized with no par value):
Fund Shares 27,258
Institutional Shares 3,055
Class A 633
Class C 369
Total 31,315
Net asset value, offering (except Class A) and redemption price per share:(b)
Fund Shares $ 23 .91
Institutional Shares 23 .89
Class A 23 .83
Class C(c) 23 .67
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 24 .38
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Six Months Ended August 31, 2023
23
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Growth
and Tax Strategy
Fund
Investment Income:
Dividends $ 2,855
Interest 7,274
Securities lending (net of fees) 4
Foreign tax withholding (1)
Total Income 10,132
Expenses:
Investment advisory fees 930
Administration fees — Fund Shares 484
Administration fees — Institutional Shares 30
Administration fees — Class A 10
Administration fees — Class C 5
Sub-Administration fees 24
12b-1 fees — Class A 16
12b-1 fees — Class C 33
Custodian fees 10
Transfer agent fees — Fund Shares 185
Transfer agent fees — Institutional Shares 30
Transfer agent fees — Class A 7
Transfer agent fees — Class C 3
Trustees' fees 24
Compliance fees 3
Legal and audit fees 34
State registration and filing fees 35
Other expenses 61
Recoupment of prior expenses waived/reimbursed by Adviser 2
Total Expenses 1,926
Expenses waived/reimbursed by Adviser (11)
Net Expenses 1,917
Net Investment Income (Loss) 8,215
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 2,626
Net change in unrealized appreciation/depreciation on investment securities 39,577
Net realized/unrealized gains (losses) on investments 42,203
Change in net assets resulting from operations $ 50,418

24
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,215 $ 11,862 $ 13,390
Net realized gains (losses) 2,626 (11,758) 6,903
Net change in unrealized appreciation/depreciation 39,577 (26,866) (63,171)
Change in net assets resulting from operations 50,418 (26,762) (42,878)
Distributions to Shareholders:
Fund Shares (9,689) (7,923) (11,818)
Institutional Shares (835) (707) (1,016)
Class A (169) (85) (113)
Class C (65) (29) (32)
Change in net assets resulting from distributions to shareholders (10,758) (8,744) (12,979)
Change in net assets resulting from capital transactions 18,949 (48,469) 70,706
Change in net assets 58,609 (83,975) 14,849
Net Assets:
Beginning of period 690,002 773,977 759,128
End of period $ 748,611 $ 690,002 $ 773,977
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

25
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 26,552 $ 34,967 $ 133,271
Distributions reinvested 9,240 7,580 11,312
Cost of shares redeemed (40,105) (84,580) (102,872)
Total Fund Shares $ (4,313) $ (42,033) $ 41,711
Institutional Shares
Proceeds from shares issued $ 22,243 $ 10,544 $ 28,783
Distributions reinvested 273 238 281
Cost of shares redeemed (4,610) (19,986) (15,453)
Total Institutional Shares $ 17,906 $ (9,204) $ 13,611
Class A
Proceeds from shares issued $ 5,808 $ 7,729 $ 19,318
Distributions reinvested 121 62 42
Cost of shares redeemed (3,359) (5,346) (8,755)
Total Class A $ 2,570 $ 2,445 $ 10,605
Class C
Proceeds from shares issued $ 2,950 $ 1,089 $ 4,830
Distributions reinvested 55 25 28
Cost of shares redeemed (219) (791) (79)
Total Class C $ 2,786 $ 323 $ 4,779
Change in net assets resulting from capital transactions $ 18,949 $ (48,469) $ 70,706
Share Transactions:
Fund Shares
Issued 1,125 1,551 5,188
Reinvested 401 343 440
Redeemed (1,714) (3,785) (4,081)
Total Fund Shares (188) (1,891) 1,547
Institutional Shares
Issued 938 468 1,128
Reinvested 12 11 11
Redeemed (198) (901) (615)
Total Institutional Shares 752 (422) 524
Class A
Issued 248 347 753
Reinvested 5 3 2
Redeemed (145) (238) (363)
Total Class A 108 112 392
Class C
Issued 125 50 189
Reinvested 2 1 1
Redeemed (9) (36) (3)
Total Class C 118 15 187
Change in Shares 790 (2,186) 2,650
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $22.61 $23.66 $25.25 $20.96 $20.18 $19.77
Investment Activities:
Net investment income (loss) 0.27(b) 0.38(b) 0.42(b) 0.43(b) 0.47(b) 0.47
Net realized and unrealized gains (losses) 1.38 (1.15) (1.60) 4.29 0.77 0.47
Total from Investment Activities 1.65 (0.77) (1.18) 4.72 1.24 0.94
Distributions to Shareholders from:
Net investment income (0.35) (0.28) (0.41) (0.43) (0.46) (0.48)
Net realized gains — — — — — (0.05)
Total Distributions (0.35) (0.28) (0.41) (0.43) (0.46) (0.53)
Net Asset Value, End of Period $23.91 $22.61 $23.66 $25.25 $20.96 $20.18
Total Return(c)(d) 7.38% (3.24)% (4.80)% (22.79)% 6.25% 4.83%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.51% 0.54% 0.58% 0.59% 0.57% 0.60%
Net Investment Income (Loss)(e) 2.29% 2.26% 1.64% 1.86% 2.25% 2.44%
Gross Expenses(e)(f) 0.51% 0.54% 0.58% 0.59% 0.57% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $651,800 $620,529 $694,234 $701,841 $593,579 $526,320
Portfolio Turnover(c)(i) 6% 15% 14% 11% 34%(j) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects an overall increase in purchases and sales of securities.

27
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $22.59 $23.65 $25.24 $21.05
Investment Activities:
Net investment income (loss)(c) 0.27 0.38 0.42 0.40
Net realized and unrealized gains (losses) 1.38 (1.16) (1.60) 4.12
Total from Investment Activities 1.65 (0.78) (1.18) 4.52
Distributions to Shareholders from:
Net investment income (0.35) (0.28) (0.41) (0.33)
Total Distributions (0.35) (0.28) (0.41) (0.33)
Net Asset Value, End of Period $23.89 $22.59 $23.65 $25.24
Total Return(d)(e) 7.38% (3.28)% (4.79)% 21.62%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.54% 0.55% 0.57% 0.56%
Net Investment Income (Loss)(f) 2.26% 2.25% 1.65% 1.80%
Gross Expenses(f)(g) 0.54% 0.57% 0.57% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $72,979 $52,018 $64,446 $55,541
Portfolio Turnover(d)(j) 6% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class A
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $22.54 $23.59 $25.22 $21.05
Investment Activities:
Net investment income (loss)(c) 0.23 0.33 0.36 0.31
Net realized and unrealized gains (losses) 1.38 (1.16) (1.62) 4.16
Total from Investment Activities 1.61 (0.83) (1.26) 4.47
Distributions to Shareholders from:
Net investment income (0.32) (0.22) (0.37) (0.30)
Total Distributions (0.32) (0.22) (0.37) (0.30)
Net Asset Value, End of Period $23.83 $22.54 $23.59 $25.22
Total Return (excludes sales charge)(d)(e) 7.20% (3.50)% (5.10)% 21.35%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.84% 0.85% 0.86% 0.86%
Net Investment Income (Loss)(f) 1.96% 1.97% 1.42% 1.38%
Gross Expenses(f)(g) 0.92% 1.06% 1.03% 13.45%
Supplemental Data:
Net Assets at end of period (000's) $15,098 $11,836 $9,754 $525
Portfolio Turnover(d)(j) 6% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Growth and Tax Strategy Fund
Class C
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
June 29,
2020(b)
through
May 31, 2021
Net Asset Value, Beginning of Period $22.40 $23.46 $25.12 $21.05
Investment Activities:
Net investment income (loss)(c) 0.14 0.20 0.17 0.16
Net realized and unrealized gains (losses) 1.38 (1.14) (1.60) 4.13
Total from Investment Activities 1.52 (0.94) (1.43) 4.29
Distributions to Shareholders from:
Net investment income (0.25) (0.12) (0.23) (0.22)
Total Distributions (0.25) (0.12) (0.23) (0.22)
Net Asset Value, End of Period $23.67 $22.40 $23.46 $25.12
Total Return (excludes contingent deferred sales charge)(d)(e) 6.81% (3.99)% (5.78)% 20.47%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 1.58% 1.59% 1.61% 1.60%
Net Investment Income (Loss)(f) 1.22% 1.21% 0.66% 0.70%
Gross Expenses(f)(g) 1.74% 1.89% 1.67% 5.63%
Supplemental Data:
Net Assets at end of period (000's) $8,734 $5,619 $5,543 $1,221
Portfolio Turnover(d)(j) 6% 15% 14% 11%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
30
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Growth and Tax Strategy Fund (the “Fund”). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A, and Class C. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
31
(Unaudited)
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities
Level 1 Level 2 Level 3 Total
Victory Growth and Tax Strategy Fund
Common Stocks ............................................... $ 351,527 $ — $ — $ 351,527
Rights ...................................................... — — 1 1
Municipal Bonds .............................................. — 393,701 — 393,701
Total ....................................................... $ 351,527 $ 393,701 $ 1 $ 745,229

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
32
(Unaudited)
lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2023, the Fund did not have any securities on loan.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government
Securities
Purchases Sales
Victory Growth and Tax Strategy Fund .......................................................... $ 38,956 $ 43,861

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
33
(Unaudited)
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Composite Index which is comprised of 51% of the Lipper General & Insured Municipal Bond Funds Index and 49% of the
Lipper Large-Cap Core Funds Index.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Composite Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $(147), ($10), $(2), and $(1) for Fund Shares, Institutional Shares,
Class A, and Class C, in thousands, respectively. Performance adjustments were (0.05)%, (0.03)%, (0.02)%, and (0.03)% for Fund Shares,
Institutional Shares, Class A, and Class C, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class C, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class C are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Over/Under Performance Relative to Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
34
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A and 1.00% of the average daily net assets of Class C. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A, and Class C. Amounts incurred and paid to the Distributor for the six months ended August 31, 2023 are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2023, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 0.61%, 0.57%, 0.86%, and 1.61% for Fund Shares, Institutional
Shares, Class A, and Class C, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
For the six months ended August 31, 2023, recoupment in the amount of $2 thousand was paid to the Adviser.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.  Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater economic,
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Growth and Tax Strategy Fund ........................... $ 26 $ 14 $ 36 $ 11 $ 87

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
35
(Unaudited)
credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
36
(Unaudited)
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory Growth and Tax Strategy Fund ...................................... $ (12,611) $ (3,706) $ (16,317)

Supplemental Information
August 31, 2023
Victory Portfolios III
37
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Growth and Tax Strategy Fund
Fund Shares ............................ $ 1,000.00 $ 1,073.80 $ 1,022.57 $ 2.66 $ 2.59 0.51%
Institutional Shares ....................... 1,000.00 1,073.80 1,022.42 2.81 2.75 0.54%
Class A ............................... 1,000.00 1,072.00 1,020.91 4.37 4.27 0.84%
Class C ............................... 1,000.00 1,068.10 1,017.19 8.21 8.01 1.58%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
27801-1023

August 31, 2023
Semi Annual Report
Victory International Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
20
Statement of Operations
21
Statements of Changes in Net Assets
22
Financial Highlights
24
Notes to Financial Statements 28
Supplemental Information
Proxy Voting and Portfolio Holdings Information
35
Expense Examples
35
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory International Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top 10 Sectors:
August 31, 2023
(% of Net Assets)
Country Allocation:
August 31, 2023
(% of Net Assets)
Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Financials
18.3%
Industrials
16.0%
Consumer Discretionary
12.4%
Health Care
12.0%
Information Technology
8.8%
Consumer Staples
8.3%
Materials
6.6%
Energy
6.0%
Communication Services
4.2%
Utilities
3.1%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory International Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.9%)
Australia (5.4%):
Consumer Discretionary (1.0%):
ARB Corp. Ltd. ........................................................ 86,002 $ 1,875
Aristocrat Leisure Ltd. ................................................... 516,076 13,620
Breville Group Ltd. ..................................................... 153,624 2,435
Lovisa Holdings Ltd. .................................................... 205,364 2,963
PWR Holdings Ltd. ..................................................... 559,456 3,917
24,810
Energy (0.3%):
MMA Offshore Ltd. (a) ................................................... 2,799,348 2,402
Santos Ltd. ........................................................... 415,393 2,055
Woodside Energy Group Ltd. .............................................. 93,890 2,241
6,698
Financials (0.9%):
Macquarie Group Ltd. ................................................... 147,087 16,813
National Australia Bank Ltd. ............................................... 197,418 3,678
QBE Insurance Group Ltd. ................................................ 176,968 1,707
22,198
Health Care (0.6%):
Cochlear Ltd. .......................................................... 10,629 1,865
CSL Ltd. ............................................................. 69,060 12,193
Nanosonics Ltd. (a) ...................................................... 435,857 1,177
15,235
Industrials (0.4%):
Brambles Ltd. ......................................................... 184,381 1,785
IPH Ltd. ............................................................. 420,261 2,067
Johns Lyng Group Ltd. ................................................... 790,724 3,270
Qantas Airways Ltd. (a) ................................................... 475,879 1,813
8,935
Materials (1.5%):
BHP Group Ltd. ........................................................ 957,796 27,528
CSR Ltd. ............................................................. 592,060 2,250
Imdex Ltd. ............................................................ 1,419,819 1,487
Northern Star Resources Ltd. .............................................. 180,814 1,385
Ramelius Resources Ltd. (b) ............................................... 2,721,529 2,407
Rio Tinto Ltd. ......................................................... 35,477 2,569
37,626
Real Estate (0.7%):
Charter Hall Group ...................................................... 183,123 1,277
Goodman Group ....................................................... 112,718 1,698
Scentre Group ......................................................... 7,264,127 12,873
15,848
131,350
Austria (0.4%):
Energy (0.0%):(c)
Schoeller-Bleckmann Oilfield Equipment AG ................................... 21,999 1,223
Financials (0.2%):
Erste Group Bank AG .................................................... 113,134 4,035
Industrials (0.1%):
ANDRITZ AG ......................................................... 40,989 2,177
Information Technology (0.1%):
ams-OSRAM AG (a) ..................................................... 192,109 1,347
8,782

Victory Portfolios III
Victory International Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Belgium (0.7%):
Communication Services (0.1%):
Proximus SADP ........................................................ 225,866 $ 1,707
Financials (0.1%):
Ageas SA ............................................................ 76,071 3,025
Information Technology (0.5%):
Melexis NV ........................................................... 123,677 11,661
16,393
Brazil (1.0%):
Communication Services (0.1%):
Telefonica Brasil SA ..................................................... 384,568 3,212
Consumer Staples (0.1%):
Atacadao SA .......................................................... 868,242 1,800
Energy (0.2%):
Petro Rio SA (a) ........................................................ 247,500 2,321
Raizen SA , Class PN .................................................... 2,720,000 1,994
Ultrapar Participacoes SA ................................................. 481,074 1,765
6,080
Financials (0.3%):
Banco Bradesco SA , ADR ................................................ 1,392,326 4,163
Banco do Brasil SA ..................................................... 350,700 3,337
7,500
Materials (0.1%):
Gerdau SA , Preference Shares .............................................. 432,205 2,257
Utilities (0.2%):
Cia de Saneamento Basico do Estado de Sao Paulo ............................... 189,636 2,219
Cia Energetica de Minas Gerais , Preference Shares ............................... 786,889 1,960
4,179
25,028
Canada (2.2%):
Consumer Discretionary (0.1%):
BRP, Inc. ............................................................. 25,443 1,946
Energy (0.6%):
ARC Resources Ltd. ..................................................... 208,172 3,176
Headwater Exploration, Inc. ............................................... 288,869 1,533
Parex Resources, Inc. .................................................... 75,272 1,424
Pason Systems, Inc. (b) ................................................... 292,855 3,013
Suncor Energy, Inc. (b) ................................................... 44,541 1,509
Trican Well Service Ltd. .................................................. 1,127,352 3,989
14,644
Financials (0.6%):
Element Fleet Management Corp. ........................................... 206,777 3,179
Fairfax Financial Holdings Ltd. ............................................. 4,830 3,984
National Bank of Canada ................................................. 42,165 2,939
Sun Life Financial, Inc. (b) ................................................ 48,483 2,365
The Toronto-Dominion Bank ............................................... 50,812 3,100
15,567
Industrials (0.3%):
Calian Group Ltd. ...................................................... 44,138 1,727
Finning International, Inc. ................................................. 63,480 1,994
Russel Metals, Inc. ...................................................... 79,818 2,374
Savaria Corp. (b) ........................................................ 142,207 1,695
7,790

Victory Portfolios III
Victory International Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Materials (0.6%):
Barrick Gold Corp. ...................................................... 211,392 $ 3,427
Dundee Precious Metals, Inc. .............................................. 220,538 1,423
Karora Resources, Inc. (a) ................................................. 648,651 2,257
Lundin Mining Corp. .................................................... 189,196 1,468
Stella-Jones, Inc. ....................................................... 62,077 3,014
Teck Resources Ltd. , Class B .............................................. 50,656 2,095
13,684
53,631
Chile (0.1%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 938,327 2,010
China (1.9%):
Communication Services (0.8%):
Baidu, Inc. , Class A (a) ................................................... 165,857 2,962
Kuaishou Technology (a) (d) ................................................ 177,200 1,451
Tencent Holdings Ltd. ................................................... 365,400 15,143
19,556
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd. (a) ............................................. 574,976 6,673
BYD Co. Ltd. , Class H ................................................... 69,500 2,183
Dongfeng Motor Group Co. Ltd. , Class H ..................................... 2,572,114 944
LI Auto, Inc. , Class A (a) .................................................. 74,400 1,549
New Oriental Education & Technology Group, Inc. (a) ............................. 466,600 2,532
13,881
Consumer Staples (0.0%):(c)
Tsingtao Brewery Co. Ltd. , Class H .......................................... 148,000 1,231
Financials (0.3%):
Agricultural Bank of China Ltd. , Class H ...................................... 3,825,000 1,311
Bank of China Ltd. , Class H ............................................... 5,401,000 1,830
China Construction Bank Corp. , Class H ...................................... 3,129,000 1,674
PICC Property & Casualty Co., Ltd. , Class H ................................... 2,098,000 2,413
7,228
Health Care (0.0%):(c)
Sinopharm Group Co. Ltd. , Class H .......................................... 456,000 1,323
Industrials (0.1%):
China Railway Group Ltd. , Class H .......................................... 3,475,000 1,838
Materials (0.1%):
Anhui Conch Cement Co. Ltd. , Class H ....................................... 601,000 1,673
Ganfeng Lithium Group Co. Ltd. , Class H (d) ................................... 185,200 885
2,558
47,615
Denmark (3.2%):
Consumer Discretionary (0.7%):
Pandora A/S .......................................................... 165,113 17,102
Health Care (2.3%):
Novo Nordisk A/S , Class B ................................................ 306,001 56,454
Industrials (0.2%):
INVISIO AB .......................................................... 144,512 2,812
Per Aarsleff Holding A/S ................................................. 44,295 2,140
4,952
78,508

Victory Portfolios III
Victory International Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Finland (0.5%):
Health Care (0.1%):
Revenio Group Oyj ..................................................... 55,069 $ 1,408
Industrials (0.1%):
Metso Oyj ............................................................ 174,644 2,006
Wartsila Oyj Abp ....................................................... 139,403 1,769
3,775
Information Technology (0.2%):
Admicom Oyj (b) ....................................................... 38,241 1,489
Nokia Oyj ............................................................ 1,190,273 4,759
6,248
Utilities (0.1%):
Fortum Oyj ........................................................... 120,330 1,615
13,046
France (10.3%):
Communication Services (0.3%):
Orange SA ............................................................ 363,649 4,082
Publicis Groupe SA ..................................................... 39,804 3,105
7,187
Consumer Discretionary (2.8%):
La Francaise des Jeux SAEM (d) ............................................ 418,813 15,142
LVMH Moet Hennessy Louis Vuitton SE ...................................... 58,203 49,213
Renault SA ........................................................... 71,382 2,880
Trigano SA ........................................................... 15,942 2,242
69,477
Consumer Staples (1.5%):
Carrefour SA .......................................................... 171,237 3,272
L'Oreal SA ........................................................... 70,991 31,177
Pernod Ricard SA ....................................................... 7,963 1,563
36,012
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 65,590 8,121
TotalEnergies SE ....................................................... 145,255 9,111
17,232
Financials (0.9%):
AXA SA ............................................................. 275,945 8,290
BNP Paribas SA ........................................................ 126,758 8,196
Edenred .............................................................. 28,459 1,813
Societe Generale SA ..................................................... 150,575 4,265
22,564
Health Care (0.3%):
Equasens ............................................................. 20,988 1,710
EssilorLuxottica SA ..................................................... 8,632 1,622
Ipsen SA ............................................................. 14,635 1,896
Vetoquinol SA ......................................................... 16,152 1,546
6,774
Industrials (1.5%):
Cie de Saint-Gobain ..................................................... 121,523 7,905
Dassault Aviation SA .................................................... 4,524 888
Eiffage SA ............................................................ 18,367 1,815
Rexel SA ............................................................. 206,915 4,851
Safran SA ............................................................ 119,282 19,114
Thermador Groupe ...................................................... 28,432 2,611
37,184

Victory Portfolios III
Victory International Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Information Technology (0.9%):
Aubay ............................................................... 36,883 $ 1,708
Capgemini SE ......................................................... 78,257 14,603
Esker SA ............................................................. 11,966 2,060
Lectra (b) ............................................................. 68,312 2,183
Wavestone ............................................................ 39,949 2,364
22,918
Materials (0.9%):
Arkema SA ........................................................... 221,288 23,121
Real Estate (0.1%):
Klepierre SA .......................................................... 64,887 1,714
Utilities (0.4%):
Engie SA ............................................................. 535,988 8,630
252,813
Germany (7.0%):
Communication Services (0.2%):
Deutsche Telekom AG ................................................... 212,911 4,556
Consumer Discretionary (1.0%):
Ceconomy AG (a) ....................................................... 202,189 527
Continental AG ........................................................ 32,863 2,437
Hugo Boss AG ......................................................... 25,262 1,901
Mercedes-Benz Group AG ................................................ 76,445 5,593
Volkswagen AG , Preference Shares .......................................... 116,647 14,274
24,732
Consumer Staples (0.1%):
Henkel AG And Co. KGaA , Preference Shares .................................. 40,502 3,103
Energy (0.1%):
CropEnergies AG ....................................................... 150,841 1,393
Financials (1.1%):
Allianz SE , Registered Shares .............................................. 105,530 25,649
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 5,236 2,032
27,681
Health Care (0.3%):
Eckert & Ziegler Strahlen- und Medizintechnik AG .............................. 43,282 1,557
Fresenius SE & Co. KGaA ................................................ 135,713 4,350
Nexus AG ............................................................ 32,451 1,983
7,890
Industrials (1.9%):
2G Energy AG ......................................................... 119,672 3,277
Amadeus Fire AG ...................................................... 21,626 2,638
Cewe Stiftung & Co. KGaA ............................................... 18,176 1,785
Daimler Truck Holding AG ................................................ 177,263 6,237
SFC Energy AG (a) ...................................................... 73,375 1,960
Siemens AG , Registered Shares ............................................. 210,692 31,648
47,545
Information Technology (1.3%):
Basler AG ............................................................ 81,828 1,233
Infineon Technologies AG ................................................. 89,574 3,201
PVA TePla AG (a) ....................................................... 84,035 1,610
SAP SE .............................................................. 161,076 22,468
Secunet Security Networks AG (b) ........................................... 7,862 1,892
30,404
Materials (0.5%):
BASF SE ............................................................ 80,972 4,098

Victory Portfolios III
Victory International Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Evonik Industries AG .................................................... 136,424 $ 2,613
HeidelbergCement AG ................................................... 69,765 5,609
12,320
Utilities (0.5%):
RWE AG ............................................................. 307,790 12,672
172,296
Greece (0.1%):
Financials (0.1%):
National Bank of Greece SA (a) ............................................. 218,958 1,486
Hong Kong (1.7%):
Consumer Staples (0.1%):
WH Group Ltd. (d) ...................................................... 3,948,103 2,033
Financials (0.7%):
AIA Group Ltd. ........................................................ 1,869,200 16,914
BOC Hong Kong Holdings Ltd. ............................................ 464,000 1,289
18,203
Industrials (0.2%):
CK Hutchison Holdings Ltd. ............................................... 720,016 3,924
Real Estate (0.6%):
CK Asset Holdings Ltd. .................................................. 2,460,571 13,577
Sino Land Co. Ltd. ...................................................... 1,274,000 1,460
15,037
Utilities (0.1%):
Kunlun Energy Co. Ltd. .................................................. 1,820,000 1,332
40,529
India (0.9%):
Consumer Discretionary (0.1%):
Tata Motors Ltd. ....................................................... 254,223 1,843
Consumer Staples (0.1%):
Varun Beverages Ltd. .................................................... 220,152 2,389
Energy (0.2%):
Oil & Natural Gas Corp. Ltd. .............................................. 632,501 1,331
Reliance Industries Ltd. .................................................. 104,924 3,048
4,379
Financials (0.2%):
Canara Bank .......................................................... 564,589 2,182
ICICI Bank Ltd. ........................................................ 206,074 2,379
4,561
Information Technology (0.1%):
HCL Technologies Ltd. ................................................... 107,601 1,522
Tata Consultancy Services Ltd. ............................................. 40,601 1,645
3,167
Materials (0.1%):
Jindal Stainless Ltd. ..................................................... 330,446 1,813
Tata Chemicals Ltd. ..................................................... 162,731 2,085
3,898
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 770,241 2,274
22,511

Victory Portfolios III
Victory International Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Indonesia (0.1%):
Communication Services (0.1%):
PT Indosat Tbk ........................................................ 3,056,800 $ 1,927
Ireland (0.6%):
Consumer Discretionary (0.1%):
PDD Holdings, Inc. , ADR (a) ............................................... 28,402 2,811
Financials (0.3%):
AIB Group PLC ........................................................ 617,311 2,809
Bank of Ireland Group PLC ............................................... 483,881 4,818
7,627
Health Care (0.1%):
ICON PLC (a) ......................................................... 9,974 2,592
Materials (0.1%):
James Hardie Industries PLC (a) ............................................ 58,729 1,765
14,795
Israel (0.2%):
Consumer Discretionary (0.0%):(c)
Maytronics Ltd. ........................................................ 134,933 1,461
Financials (0.0%):(c)
Bank Leumi Le-Israel BM ................................................ 159,661 1,240
Health Care (0.1%):
Inmode Ltd. (a) ......................................................... 43,246 1,690
Information Technology (0.1%):
Nice Ltd. (a) ........................................................... 9,083 1,772
6,163
Italy (2.2%):
Consumer Staples (0.1%):
Pharmanutra SpA ....................................................... 29,541 1,755
Energy (0.3%):
Eni SpA ............................................................. 457,071 7,066
Financials (0.5%):
BPER Banca .......................................................... 894,342 2,693
UniCredit SpA ......................................................... 358,560 8,734
11,427
Health Care (0.2%):
El.En. SpA ........................................................... 263,718 3,128
Recordati Industria Chimica e Farmaceutica SpA ................................ 40,456 2,028
5,156
Industrials (0.3%):
Carel Industries SpA (d) .................................................. 69,379 1,949
Leonardo SpA ......................................................... 179,524 2,584
Salcef Group SpA ...................................................... 104,624 2,787
7,320
Information Technology (0.1%):
Sesa SpA ............................................................. 25,730 3,012
Utilities (0.7%):
Enel SpA ............................................................. 328,295 2,204
Iren SpA ............................................................. 546,459 1,127

Victory Portfolios III
Victory International Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Snam SpA ............................................................ 2,798,669 $ 14,440
17,771
53,507
Japan (22.2%):
Communication Services (1.4%):
Capcom Co. Ltd. ....................................................... 372,200 15,702
DeNA Co. Ltd. ......................................................... 100,986 1,047
Hakuhodo DY Holdings, Inc. .............................................. 127,550 1,210
Infocom Corp. ......................................................... 123,100 2,396
Kakaku.com, Inc. ....................................................... 758,100 9,024
Nippon Telegraph & Telephone Corp. ........................................ 2,475,800 2,859
Nippon Television Holdings, Inc. ............................................ 124,735 1,162
Okinawa Cellular Telephone Co. ............................................ 94,400 2,044
35,444
Consumer Discretionary (3.8%):
Aucnet, Inc. ........................................................... 166,200 2,035
Doshisha Co., Ltd. ...................................................... 122,800 1,997
Fujibo Holdings, Inc. .................................................... 87,900 2,106
Goldwin, Inc. .......................................................... 23,300 1,665
Honda Motor Co. Ltd. ................................................... 231,242 7,474
Isuzu Motors Ltd. ....................................................... 480,262 6,149
KFC Holdings Japan Ltd. ................................................. 96,000 1,993
Kura Sushi, Inc. (b) ...................................................... 89,700 1,947
Nikon Corp. ........................................................... 132,030 1,424
Nissan Motor Co. Ltd. ................................................... 920,132 3,913
Panasonic Holdings Corp. ................................................. 159,100 1,831
Sega Sammy Holdings, Inc. ............................................... 86,200 1,721
Shoei Co. Ltd. ......................................................... 180,000 3,048
Snow Peak, Inc. (b) ...................................................... 117,800 1,277
Stanley Electric Co. Ltd. .................................................. 106,871 1,875
Subaru Corp. .......................................................... 142,691 2,743
Sumitomo Electric Industries Ltd. ........................................... 271,053 3,319
Sumitomo Rubber Industries Ltd. ........................................... 157,411 1,659
Suzuki Motor Corp. ..................................................... 46,800 1,839
Tama Home Co., Ltd. .................................................... 85,600 2,086
Toyota Motor Corp. ..................................................... 1,743,400 30,040
ZOZO, Inc. ........................................................... 504,000 10,066
92,207
Consumer Staples (1.3%):
Ajinomoto Co., Inc. ..................................................... 55,700 2,360
Asahi Group Holdings Ltd. ................................................ 67,600 2,630
Create SD Holdings Co. Ltd. ............................................... 85,700 2,195
Daikokutenbussan Co., Ltd. ............................................... 53,200 2,409
Earth Corp. ........................................................... 48,500 1,650
Kirin Holdings Co. Ltd. .................................................. 231,487 3,250
Milbon Co., Ltd. ....................................................... 57,300 1,772
Toyo Suisan Kaisha Ltd. .................................................. 309,200 12,750
Tsuruha Holdings, Inc. ................................................... 29,671 2,171
31,187
Energy (0.0%):(c)
Inpex Corp. ........................................................... 29,724 416
Financials (3.1%):
Dai-ichi Life Holdings, Inc. ............................................... 192,564 3,579
eGuarantee, Inc. ........................................................ 129,800 1,731
Mitsubishi UFJ Financial Group, Inc. ......................................... 691,300 5,516
Mizuho Financial Group, Inc. .............................................. 1,226,850 20,220
MS&AD Insurance Group Holdings, Inc. ...................................... 121,879 4,377
Nomura Holdings, Inc. ................................................... 447,286 1,732
ORIX Corp. ........................................................... 103,200 1,924
Resona Holdings, Inc. .................................................... 666,862 3,533

Victory Portfolios III
Victory International Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Sumitomo Mitsui Financial Group, Inc. ....................................... 88,080 $ 4,027
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 122,075 4,573
T&D Holdings, Inc. ..................................................... 362,315 5,743
Tokio Marine Holdings, Inc. ............................................... 804,600 17,758
74,713
Health Care (2.2%):
Alfresa Holdings Corp. ................................................... 105,779 1,806
BML, Inc. ............................................................ 55,200 1,095
Carenet, Inc. (b) ........................................................ 231,300 1,408
Eisai Co. Ltd. .......................................................... 21,437 1,355
Elan Corp. ............................................................ 325,600 1,936
Hoya Corp. ........................................................... 186,700 20,717
Nakanishi, Inc. ......................................................... 116,100 2,922
Olympus Corp. ........................................................ 88,000 1,189
Ono Pharmaceutical Co. Ltd. .............................................. 139,604 2,638
Otsuka Holdings Co., Ltd. ................................................. 48,200 1,831
Shionogi & Co. Ltd. ..................................................... 288,882 12,689
Takara Bio, Inc. ........................................................ 169,700 1,662
Takeda Pharmaceutical Co. Ltd. ............................................ 109,193 3,375
54,623
Industrials (6.2%):
AEON Delight Co., Ltd. .................................................. 98,400 2,159
Ait Corp. ............................................................. 149,300 1,888
Amada Co. Ltd. ........................................................ 186,620 1,975
AZ-COM MARUWA Holdings, Inc. ......................................... 144,100 2,246
Central Japan Railway Co. ................................................ 13,500 1,731
Creek & River Co. Ltd. (b) ................................................ 114,600 1,702
F&M Co., Ltd. ......................................................... 101,400 1,676
Fuji Corp. ............................................................ 108,100 1,782
Fuji Electric Co. Ltd. .................................................... 396,900 18,704
FULLCAST Holdings Co., Ltd. ............................................. 129,800 1,850
Hino Motors Ltd. (a) ..................................................... 269,463 1,054
ITOCHU Corp. ........................................................ 116,700 4,380
JAC Recruitment Co. Ltd. ................................................. 120,200 2,221
Japan Airlines Co. Ltd. , Class C ............................................ 108,621 2,237
JGC Holdings Corp. ..................................................... 142,892 1,908
Kamigumi Co., Ltd. ..................................................... 85,400 1,924
Komatsu Ltd. .......................................................... 108,800 3,097
Kubota Corp. .......................................................... 188,200 3,029
Makita Corp. .......................................................... 106,978 2,933
MISUMI Group, Inc. .................................................... 222,100 3,869
Mitsubishi Heavy Industries Ltd. ............................................ 387,900 21,970
Mitsui & Co. Ltd. ....................................................... 100,100 3,729
Nippon Yusen KK ...................................................... 533,600 14,198
Nitto Kogyo Corp. ...................................................... 77,900 2,079
OKUMA Corp. ........................................................ 216,800 10,156
Sanwa Holdings Corp. ................................................... 1,353,700 20,601
Sumitomo Heavy Industries Ltd. ............................................ 71,012 1,778
Teikoku Electric Manufacturing Co. Ltd. ...................................... 98,000 1,705
THK Co. Ltd. ......................................................... 113,905 2,080
TKC Corp. ........................................................... 72,900 1,840
Trancom Co., Ltd. ...................................................... 43,000 2,222
Tsurumi Manufacturing Co. Ltd. ............................................ 111,400 2,322
Yamato Holdings Co. Ltd. ................................................. 202,050 3,796
150,841
Information Technology (2.6%):
Advantest Corp. ........................................................ 25,400 3,180
Alps Alpine Co. Ltd. .................................................... 133,581 1,116
Anritsu Corp. .......................................................... 222,600 1,633
Avant Group Corp. ...................................................... 192,700 1,870
Canon, Inc. ........................................................... 64,400 1,585

Victory Portfolios III
Victory International Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Digital Arts, Inc. ....................................................... 41,600 $ 1,378
DTS Corp. ............................................................ 80,900 1,791
Elecom Co., Ltd. ....................................................... 184,800 2,221
Fujitsu Ltd. ........................................................... 75,500 9,438
Future Corp. .......................................................... 241,200 2,575
Horiba Ltd. ........................................................... 51,800 2,693
Micronics Japan Co., Ltd. ................................................. 132,100 1,973
NEC Corp. ........................................................... 50,900 2,683
Optex Group Co. Ltd. .................................................... 146,300 1,766
Oracle Corp. .......................................................... 203,000 14,180
SHIFT, Inc. (a) ......................................................... 14,300 2,941
TDK Corp. ........................................................... 58,700 2,137
Tokyo Seimitsu Co., Ltd. ................................................. 35,500 1,955
Ulvac, Inc. ............................................................ 169,100 6,554
63,669
Materials (0.7%):
Fujimi, Inc. ........................................................... 80,100 1,851
Fuso Chemical Co., Ltd. .................................................. 62,900 1,843
Kanto Denka Kogyo Co. Ltd. .............................................. 284,400 1,626
Mitsubishi Gas Chemical Co., Inc. ........................................... 137,620 1,875
Nippon Pillar Packing Co., Ltd. ............................................. 62,700 1,807
Nippon Steel Corp. ...................................................... 107,600 2,545
Shin-Etsu Chemical Co. Ltd. ............................................... 57,300 1,827
Taiheiyo Cement Corp. ................................................... 63,747 1,222
Toagosei Co. Ltd. ....................................................... 174,800 1,665
Tosoh Corp. ........................................................... 135,500 1,754
18,015
Real Estate (0.5%):
Daiwa House Industry Co. Ltd. ............................................. 69,100 1,920
Mitsubishi Estate Co. Ltd. ................................................. 237,858 3,030
Sumitomo Realty & Development Co. Ltd. .................................... 324,500 8,296
13,246
Utilities (0.4%):
Tokyo Gas Co. Ltd. ..................................................... 383,400 8,873
543,234
Luxembourg (0.1%):
Communication Services (0.0%):(c)
RTL Group SA ......................................................... 38,965 1,439
Energy (0.1%):
Tenaris SA ............................................................ 115,152 1,839
3,278
Malaysia (0.3%):
Financials (0.2%):
CIMB Group Holdings Bhd ............................................... 1,584,947 1,922
RHB Bank Bhd ........................................................ 2,259,300 2,733
4,655
Industrials (0.1%):
Gamuda Bhd .......................................................... 1,552,400 1,508
6,163
Mexico (0.3%):
Consumer Staples (0.1%):
Arca Continental SAB de CV .............................................. 282,231 2,748
Energy (0.1%):
Vista Energy SAB de CV , ADR (a) ........................................... 81,253 2,177

Victory Portfolios III
Victory International Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.1%):
Gentera SAB de CV ..................................................... 1,723,975 $ 2,113
7,038
Netherlands (4.2%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 2,912,976 10,192
VEON Ltd. , ADR (a) ..................................................... 33,023 557
10,749
Consumer Discretionary (0.2%):
Stellantis NV .......................................................... 284,691 5,284
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV ............................................ 119,117 3,896
Financials (1.6%):
ABN AMRO Bank NV (b) (d) .............................................. 294,193 4,327
ING Groep NV ........................................................ 1,991,286 28,210
NN Group NV (b) ....................................................... 147,545 5,679
38,216
Health Care (0.2%):
Koninklijke Philips NV (a) ................................................ 244,281 5,489
Industrials (0.8%):
AerCap Holdings NV (a) .................................................. 25,945 1,596
Wolters Kluwer NV ..................................................... 147,864 17,814
19,410
Information Technology (0.8%):
ASM International NV ................................................... 43,254 20,818
103,862
New Zealand (0.4%):
Health Care (0.4%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 685,371 9,253
Norway (1.1%):
Consumer Staples (0.1%):
Mowi ASA ........................................................... 118,338 2,146
Energy (0.4%):
Aker BP ASA ......................................................... 175,089 4,765
Equinor ASA .......................................................... 61,112 1,878
TGS ASA ............................................................ 233,121 3,019
9,662
Financials (0.5%):
SpareBank 1 SMN ...................................................... 982,816 12,994
Health Care (0.1%):
Medistim ASA ......................................................... 80,939 1,760
Materials (0.0%):(c)
Norsk Hydro ASA ...................................................... 77,265 428
26,990
Portugal (0.1%):
Energy (0.1%):
Galp Energia SGPS SA ................................................... 137,206 1,893
Qatar (0.1%):
Communication Services (0.1%):
Ooredoo QPSC ........................................................ 544,409 1,616

Victory Portfolios III
Victory International Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Russian Federation (0.0%):(c)
Communication Services (0.0%):(c)
Mobile TeleSystems PJSC , ADR (a) (e) (f) ...................................... 177,615 $ 10
Consumer Staples (0.0%):(c)
Magnit PJSC , GDR (a) (e) (f) ............................................... 94,274 — (g)
Energy (0.0%):(c)
Gazprom PJSC , ADR (a) (e) (f) .............................................. 153,287 8
LUKOIL PJSC , ADR (a) (e) (f) .............................................. 34,917 4
12
Financials (0.0%):(c)
Sberbank of Russia PJSC (e) (f) ............................................. 564,350 — (g)
Sberbank of Russia PJSC, ADR (a) (e) (f) ....................................... 505,824 — (g)
— (g)
22
Saudi Arabia (0.1%):
Financials (0.1%):
Saudi Awwal Bank ...................................................... 233,499 2,228
Singapore (0.4%):
Consumer Staples (0.1%):
Sheng Siong Group Ltd. .................................................. 1,708,300 1,921
Financials (0.2%):
DBS Group Holdings Ltd. ................................................. 92,900 2,287
iFAST Corp. Ltd. ....................................................... 543,900 2,285
4,572
Information Technology (0.0%):(c)
AEM Holdings Ltd. ..................................................... 404,600 1,052
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 781,100 3,092
10,637
South Africa (0.3%):
Communication Services (0.0%):(c)
MTN Group Ltd. ....................................................... 127,908 814
Energy (0.1%):
Exxaro Resources Ltd. ................................................... 101,971 903
Financials (0.1%):
Absa Group Ltd. ....................................................... 147,494 1,423
Old Mutual Ltd. ........................................................ 2,815,220 1,886
3,309
Health Care (0.1%):
Aspen Pharmacare Holdings Ltd. ............................................ 141,699 1,293
6,319
South Korea (1.5%):
Communication Services (0.2%):
JYP Entertainment Corp. ................................................. 20,788 1,763
KT Corp. ............................................................. 135,122 3,371
5,134
Consumer Discretionary (0.4%):
Coway Co. Ltd. ........................................................ 43,123 1,408
Hankook Tire & Technology Co. Ltd. ........................................ 59,534 1,743
Hyundai Mobis Co. Ltd. .................................................. 21,832 3,812

Victory Portfolios III
Victory International Fund
15
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Kia Corp. ............................................................ 31,907 $ 1,934
8,897
Financials (0.5%):
DB Insurance Co. Ltd. ................................................... 33,008 2,039
Hana Financial Group, Inc. ................................................ 51,408 1,536
KB Financial Group, Inc. ................................................. 117,945 4,805
Shinhan Financial Group Co. Ltd. ........................................... 171,085 4,596
12,976
Industrials (0.1%):
Samsung Engineering Co. Ltd. (a) ........................................... 91,411 2,349
Information Technology (0.3%):
Samsung Electro-Mechanics Co. Ltd. ......................................... 18,904 1,934
Samsung Electronics Co. Ltd. .............................................. 56,074 2,836
Samsung SDI Co. Ltd. ................................................... 3,498 1,623
SK Hynix, Inc. ......................................................... 21,381 1,966
8,359
37,715
Spain (1.5%):
Energy (0.1%):
Repsol SA ............................................................ 113,595 1,756
Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 3,203,122 25,269
Banco Santander SA ..................................................... 734,408 2,866
Bankinter SA .......................................................... 237,255 1,521
CaixaBank SA ......................................................... 255,171 1,033
30,689
Health Care (0.0%):(c)
Faes Farma SA ......................................................... 252,557 883
Information Technology (0.1%):
Global Dominion Access SA (d) ............................................. 484,335 1,937
Utilities (0.1%):
Iberdrola SA .......................................................... 193,448 2,295
37,560
Sweden (2.1%):
Consumer Discretionary (0.1%):
Evolution AB (d) ....................................................... 23,843 2,580
Financials (0.1%):
Swedbank AB , Class A ................................................... 101,690 1,801
Health Care (0.4%):
BioGaia AB , B Shares ................................................... 227,115 2,074
Biotage AB ........................................................... 194,116 2,096
Sectra AB , Class B (a) .................................................... 147,792 2,309
Xvivo Perfusion AB (a) ................................................... 97,447 2,602
9,081
Industrials (1.3%):
Atlas Copco AB , Class B ................................................. 2,076,753 23,920
GARO AB (b) ......................................................... 132,379 629
Nibe Industrier AB , Class B ............................................... 209,094 1,566
SKF AB , B Shares ...................................................... 233,030 3,775
Troax Group AB ....................................................... 95,215 1,527
Volvo AB , Class B ...................................................... 103,925 2,095
33,512

Victory Portfolios III
Victory International Fund
16
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Information Technology (0.2%):
HMS Networks AB ..................................................... 54,380 $ 2,180
Telefonaktiebolaget LM Ericsson , Class B ..................................... 629,883 3,234
5,414
52,388
Switzerland (9.7%):
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA , Registered Shares ................................ 31,268 4,436
The Swatch Group AG ................................................... 13,723 3,853
8,289
Consumer Staples (2.1%):
Coca-Cola HBC AG ..................................................... 601,298 17,319
Nestle SA , Registered Shares .............................................. 291,612 35,069
52,388
Financials (2.1%):
Julius Baer Group Ltd. ................................................... 39,765 2,761
Partners Group Holding AG ............................................... 15,357 16,556
Swiss Life Holding AG ................................................... 3,805 2,383
UBS Group AG ........................................................ 1,104,254 29,253
50,953
Health Care (3.6%):
Novartis AG , Registered Shares ............................................. 538,697 54,225
Roche Holding AG ...................................................... 113,137 33,210
87,435
Industrials (0.7%):
ABB Ltd. , Registered Shares ............................................... 50,654 1,927
Adecco Group AG ...................................................... 92,932 3,998
Burckhardt Compression Holding AG ........................................ 3,151 1,855
Huber + Suhner AG , Registered Shares ....................................... 25,572 1,970
Kardex Holding AG , Registered Shares ....................................... 17,307 3,974
Schweiter Technologies AG ............................................... 1,498 1,079
Zehnder Group AG , Registered Shares ........................................ 26,839 1,775
16,578
Information Technology (0.5%):
Comet Holding AG , Class R ............................................... 13,097 3,359
Landis+Gyr Group AG ................................................... 33,861 2,503
STMicroelectronics NV .................................................. 78,573 3,708
u-blox Holding AG ...................................................... 28,392 2,531
12,101
Materials (0.4%):
Glencore PLC ......................................................... 284,830 1,516
Holcim AG ........................................................... 100,535 6,649
Vetropack Holding AG ................................................... 50,122 2,646
10,811
238,555
Taiwan (0.9%):
Financials (0.0%):(c)
Chailease Holding Co. Ltd. ................................................ 6,940 39
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd. ............................................. 190,000 1,506
Information Technology (0.8%):
Accton Technology Corp. ................................................. 139,000 2,073
Catcher Technology Co. Ltd. ............................................... 351,416 1,989
Delta Electronics, Inc. ................................................... 207,000 2,237
Hon Hai Precision Industry Co. Ltd. ......................................... 665,734 2,223

Victory Portfolios III
Victory International Fund
17
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Lite-On Technology Corp. ................................................ 421,000 $ 1,800
Novatek Microelectronics Corp. ............................................ 155,000 1,938
Quanta Computer, Inc. ................................................... 255,000 2,022
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 322,000 5,534
19,816
21,361
Thailand (0.3%):
Financials (0.2%):
Kasikornbank PCL ...................................................... 1,141,899 4,255
Health Care (0.1%):
Bumrungrad Hospital PCL ................................................ 354,000 2,617
6,872
United Arab Emirates (0.1%):
Real Estate (0.1%):
Emaar Development PJSC ................................................ 1,566,070 2,794
United Kingdom (13.7%):
Communication Services (0.5%):
4imprint Group PLC ..................................................... 52,168 3,365
BT Group PLC ........................................................ 1,525,194 2,231
Informa PLC .......................................................... 224,927 2,078
WPP PLC ............................................................ 459,249 4,451
12,125
Consumer Discretionary (1.2%):
AB Dynamics PLC (b) ................................................... 124,343 2,773
Focusrite PLC (b) ....................................................... 262,754 1,730
Greggs PLC ........................................................... 332,936 10,377
JD Sports Fashion PLC ................................................... 1,611,579 2,958
Kingfisher PLC ........................................................ 670,945 1,988
Next PLC ............................................................ 117,407 10,375
30,201
Consumer Staples (2.3%):
Associated British Foods PLC .............................................. 92,141 2,321
British American Tobacco PLC ............................................. 232,626 7,704
Coca-Cola Europacific Partners PLC ......................................... 35,987 2,307
Diageo PLC ........................................................... 433,099 17,734
Imperial Brands PLC .................................................... 737,169 16,688
J Sainsbury PLC ....................................................... 496,755 1,698
Marks & Spencer Group PLC (a) ............................................ 664,911 1,907
Reckitt Benckiser Group PLC .............................................. 36,561 2,638
Tesco PLC ............................................................ 838,317 2,820
55,817
Energy (2.7%):
BP PLC .............................................................. 4,173,875 25,787
Harbour Energy PLC .................................................... 339,116 1,073
Shell PLC ............................................................ 1,324,197 40,481
67,341
Financials (2.1%):
3i Group PLC ......................................................... 203,005 5,111
Barclays PLC ......................................................... 2,897,857 5,397
HSBC Holdings PLC .................................................... 3,290,816 24,273
Legal & General Group PLC ............................................... 2,054,622 5,676
Standard Chartered PLC .................................................. 1,135,058 10,211
50,668
Health Care (0.8%):
Advanced Medical Solutions Group PLC ...................................... 434,508 1,400
AstraZeneca PLC ....................................................... 51,669 6,939

Victory Portfolios III
Victory International Fund
18
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Ergomed PLC (a) ....................................................... 192,616 $ 2,568
GSK PLC ............................................................ 435,944 7,635
18,542
Industrials (1.7%):
Alpha Financial Markets Consulting PLC ...................................... 409,939 1,884
Ashtead Group PLC ..................................................... 236,397 16,488
Babcock International Group PLC (a) ......................................... 377,743 1,847
BAE Systems PLC ...................................................... 156,015 1,985
Clarkson PLC ......................................................... 68,986 2,365
Concentric AB ......................................................... 121,948 1,915
easyJet PLC (a) ......................................................... 534,648 2,855
Judges Scientific PLC .................................................... 31,317 3,738
Mitie Group PLC ....................................................... 1,571,888 1,932
Renew Holdings PLC (b) .................................................. 343,697 3,131
SThree PLC ........................................................... 605,867 2,729
Volex PLC ............................................................ 377,846 1,555
42,424
Information Technology (0.2%):
Kainos Group PLC ...................................................... 206,512 3,174
The Sage Group PLC .................................................... 157,432 1,934
5,108
Materials (1.6%):
Anglo American PLC .................................................... 93,158 2,477
Croda International PLC .................................................. 137,022 9,568
Endeavour Mining PLC .................................................. 60,257 1,247
Fresnillo PLC ......................................................... 169,263 1,232
Mondi PLC ........................................................... 182,317 3,028
Rio Tinto PLC ......................................................... 323,069 19,893
Treatt PLC ............................................................ 267,404 1,862
39,307
Real Estate (0.2%):
Land Securities Group PLC (b) ............................................. 218,794 1,667
Safestore Holdings PLC .................................................. 144,295 1,577
The British Land Co. PLC ................................................ 318,501 1,303
4,547
Utilities (0.4%):
Centrica PLC .......................................................... 4,799,349 9,210
Drax Group PLC ....................................................... 221,620 1,547
10,757
336,837
Total Common Stocks (Cost $2,006,723) 2,399,005
Exchange-Traded Funds (0.3%)
United States (0.3%):
iShares Core MSCI EAFE ETF ............................................. 65,249 4,367
iShares Core MSCI Emerging Markets ETF .................................... 9,935 487
iShares MSCI EAFE Small-Cap ETF ......................................... 44,564 2,637
7,491
Total Exchange-Traded Funds (Cost $7,505) 7,491
Collateral for Securities Loaned (0.7%)^
United States (0.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .23% (h) ........ 4,006,779 4,007
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .25% (h) ............ 4,006,779 4,007
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (h) ............... 4,006,779 4,007
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (h) . 4,006,779 4,006
Total Collateral for Securities Loaned (Cost $16,027) 16,027

Victory Portfolios III
Victory International Fund
19
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC , ADR .........................................
1/21/2016
$ 486
LUKOIL PJSC , ADR .........................................
12/29/2015
2,087
Magnit PJSC , GDR ..........................................
10/29/2021
1,744
Mobile TeleSystems PJSC , ADR .................................
1/28/2022
1,372
Sberbank of Russia PJSC ......................................
7/15/2019
2,134
Sberbank of Russia PJSC, ADR ..................................
1/15/2016
556
Security Description Shares Value
Total Investments (Cost $2,030,255) — 98.9% $ 2,422,523
Other assets in excess of liabilities — 1.1% 27,430
NET ASSETS - 100.00% $ 2,449,953
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$30,304 (thousands) and amounted to 1.2% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2023 (amounts in thousands).
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on August 31, 2023.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Statement of Assets and Liabilities
August 31, 2023
20
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory
International Fund
Assets:
Investments, at value (Cost $2,030,255) $ 2,422,523 (a)
Foreign currency, at value (Cost $1,817) 1,833
Cash 25,880
Receivables:
Interest and dividends 5,861
Capital shares issued 836
Investments sold 11,692
From Adviser 47
Reclaims 9,895
Prepaid expenses 47
Total Assets 2,478,614
Liabilities:
Payables:
Collateral received on loaned securities 16,027
Investments purchased 8,369
Capital shares redeemed 910
Accrued foreign capital gains taxes 1,001
Accrued expenses and other payables:
Investment advisory fees 1,561
Administration fees 259
Custodian fees 84
Transfer agent fees 229
Compliance fees 2
Trustees' fees 1
12b-1 fees — (b)
Other accrued expenses 218
Total Liabilities 28,661
Commitments and contingencies (Note 5 )
Net Assets:
Capital 2,138,047
Total accumulated earnings/(loss) 311,906
Net Assets $ 2,449,953
Net Assets
Fund Shares $ 1,192,178
Institutional Shares 1,255,881
Class A 368
Class R6 1,526
Total $ 2,449,953
Shares (unlimited number of shares authorized with no par value):
Fund Shares 48,169
Institutional Shares 50,924
Class A 15
Class R6 61
Total 99,169
Net asset value, offering (except Class A) and redemption price per share:(c)
Fund Shares $ 24 .75
Institutional Shares 24 .66
Class A 24 .77
Class R6 25 .04
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 26 .28
(a) Includes $14,821 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
21
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
International
Fund
Investment Income:
Dividends $ 58,044
Interest 374
Securities lending (net of fees) 421
Foreign tax withholding (6,433)
Total Income 52,406
Expenses:
Investment advisory fees 9,345
Administration fees — Fund Shares 913
Administration fees — Institutional Shares 636
Administration fees — Class A 1
Administration fees — Class R6 —(a)
Sub-Administration fees 39
12b-1 fees — Class A 1
Custodian fees 264
Transfer agent fees — Fund Shares 692
Transfer agent fees — Institutional Shares 636
Transfer agent fees — Class A —(a)
Transfer agent fees — Class R6 —(a)
Trustees' fees 24
Compliance fees 12
Legal and audit fees 113
State registration and filing fees 45
Other expenses 180
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 12,902
Expenses waived/reimbursed by Adviser (176)
Net Expenses 12,726
Net Investment Income (Loss) 39,680
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 5,561
Foreign refunds on realized gains 69
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 63,716
Net change in accrued foreign taxes on unrealized gains (544)
Net realized/unrealized gains (losses) on investments 68,802
Change in net assets resulting from operations $ 108,482
(a)
Rounds to less than $1 thousand.

22
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory International Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 39,680 $ 27,836 $ 64,637
Net realized gains (losses) 5,630 (87,231) 95,128
Net change in unrealized appreciation/depreciation 63,172 72,278 (458,923)
Change in net assets resulting from operations 108,482 12,883 (299,158)
Distributions to Shareholders:
Fund Shares — (33,775) (127,097)
Institutional Shares — (37,269) (122,526)
Class A — (24) (79)
Class R6 — (7) (22)
Change in net assets resulting from distributions to shareholders — (71,075) (249,724)
Change in net assets resulting from capital transactions (125,059) (57,139) (123,154)
Change in net assets (16,577) (115,331) (672,036)
Net Assets:
Beginning of period 2,466,530 2,581,861 3,253,897
End of period $ 2,449,953 $ 2,466,530 $ 2,581,861
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

23
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory International Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 21,267 $ 29,491 $ 75,918
Distributions reinvested — 33,148 125,118
Cost of shares redeemed (86,741) (127,168) (224,413)
Total Fund Shares $ (65,474) $ (64,529) $ (23,377)
Institutional Shares
Proceeds from shares issued $ 33,225 $ 202,897 $ 179,428
Distributions reinvested — 37,234 122,400
Cost of shares redeemed (93,516) (232,728) (401,879)
Total Institutional Shares $ (60,291) $ 7,403 $ (100,051)
Class A
Proceeds from shares issued $ 1 $ 21 $ 106
Distributions reinvested — 18 60
Cost of shares redeemed (550) (61) (138)
Total Class A $ (549) $ (22) $ 28
Class R6
Proceeds from shares issued $ 1,369 $ 4 $ 262
Distributions reinvested — 7 22
Cost of shares redeemed (114) (2) (38)
Total Class R6 $ 1,255 $ 9 $ 246
Change in net assets resulting from capital transactions $ (125,059) $ (57,139) $ (123,154)
Share Transactions:
Fund Shares
Issued 871 1,314 2,716
Reinvested — 1,442 4,549
Redeemed (3,555) (5,666) (8,108)
Total Fund Shares (2,684) (2,910) (843)
Institutional Shares
Issued 1,373 9,082 6,628
Reinvested — 1,626 4,466
Redeemed (3,838) (10,324) (14,102)
Total Institutional Shares (2,465) 384 (3,008)
Class A
Issued —(b) 1 4
Reinvested — 1 2
Redeemed (22) (3) (5)
Total Class A (22) (1) 1
Class R6
Issued 56 1 8
Reinvested — —(b) 1
Redeemed (5) —(b) (1)
Total Class R6 51 1 8
Change in Shares (5,120) (2,526) (3,842)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory International Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $23.70 $24.21 $29.46 $21.53 $28.70 $32.82
Investment Activities:
Net investment income (loss) 0.39(b) 0.26(b)(c) 0.59(b) 0.49(b) 0.44(b) 0.53
Net realized and unrealized gains (losses) 0.66 (0.11) (3.43) 7.94 (1.12) (2.41)
Total from Investment Activities 1.05 0.15 (2.84) 8.43 (0.68) (1.88)
Distributions to Shareholders from:
Net investment income — (0.34) (0.51) (0.50) (0.73) (0.44)
Net realized gains — (0.32) (1.90) — (5.76) (1.80)
Total Distributions — (0.66) (2.41) (0.50) (6.49) (2.24)
Net Asset Value, End of Period $24.75 $23.70 $24.21 $29.46 $21.53 $28.70
Total Return(d)(e) 4.43% 0.73%(c) (10.51)% 39.52% (6.13)% (5.14)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i)(j) 1.06% 1.02% 1.02% 1.01% 1.06% 1.08%
Net Investment Income (Loss)(f) 3.16% 1.53%(c) 2.12% 1.94% 1.68% 1.76%
Gross Expenses(f)(g)(j) 1.07% 1.04% 1.02% 1.03% 1.07% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $1,192,178 $1,205,144 $1,301,727 $1,608,436 $1,391,279 $1,690,782
Portfolio Turnover(d)(k) 18% 29% 34% 67%(l) 119%(m) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Reflects a return to normal trading levels after a prior year transition.
(m) Reflects increased trading activity due to current year transition or asset allocation shift.

25
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $23.61 $24.13 $29.36 $21.46 $28.61 $32.72
Investment Activities:
Net investment income (loss) 0.39(b) 0.26(b)(c) 0.61(b) 0.51(b) 0.47(b) 0.56
Net realized and unrealized gains (losses) 0.66 (0.10) (3.41) 7.91 (1.12) (2.41)
Total from Investment Activities 1.05 0.16 (2.80) 8.42 (0.65) (1.85)
Distributions to Shareholders from:
Net investment income — (0.36) (0.53) (0.52) (0.74) (0.46)
Net realized gains — (0.32) (1.90) — (5.76) (1.80)
Total Distributions — (0.68) (2.43) (0.52) (6.50) (2.26)
Net Asset Value, End of Period $24.66 $23.61 $24.13 $29.36 $21.46 $28.61
Total Return(d)(e) 4.45% 0.78%(c) (10.43)% 39.61% (6.05)% (5.06)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i)(j) 0.99% 0.95% 0.94% 0.94% 0.99% 1.00%
Net Investment Income (Loss)(f) 3.23% 1.58%(c) 2.20% 2.00% 1.77% 1.81%
Gross Expenses(f)(g)(j) 1.00% 0.97% 0.95% 0.95% 0.99% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $1,255,881 $1,260,267 $1,278,976 $1,644,340 $1,431,107 $1,979,758
Portfolio Turnover(d)(k) 18% 29% 34% 67%(l) 119%(m) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Reflects a return to normal trading levels after a prior year transition.
(m) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory International Fund
Class A
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $23.75 $24.27 $29.25 $21.39 $28.58 $32.67
Investment Activities:
Net investment income (loss) 0.42(b) 0.23(b)(c) 0.57(b) 0.37(b) 0.36(b) 0.47
Net realized and unrealized gains (losses) 0.60 (0.11) (3.44) 7.93 (1.10) (2.41)
Total from Investment Activities 1.02 0.12 (2.87) 8.30 (0.74) (1.94)
Distributions to Shareholders from:
Net investment income — (0.32) (0.21) (0.44) (0.69) (0.35)
Net realized gains — (0.32) (1.90) — (5.76) (1.80)
Total Distributions — (0.64) (2.11) (0.44) (6.45) (2.15)
Net Asset Value, End of Period $24.77 $23.75 $24.27 $29.25 $21.39 $28.58
Total Return (excludes sales charge)(d)(e) 4.29% 0.58%(c) (10.57)% 39.11% (6.37)% (5.39)%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i)(j) 1.35% 1.17% 1.11% 1.30% 1.35% 1.35%
Net Investment Income (Loss)(f) 3.40% 1.37%(c) 2.07% 1.47% 1.37% 1.52%
Gross Expenses(f)(g)(j) 4.02% 3.38% 2.17% 1.56% 1.39% 1.41%
Supplemental Data:
Net Assets at end of period (000's) $368 $887 $931 $1,093 $6,402 $7,715
Portfolio Turnover(d)(k) 18% 29% 34% 67%(l) 119%(m) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) Reflects a return to normal trading levels after a prior year transition.
(m) Reflects increased trading activity due to current year transition or asset allocation shift.

27
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory International Fund
Class R6
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
August 17,
2018(b)
through
May 31, 2019
Net Asset Value, Beginning of Period $23.95 $24.53 $29.65 $21.52 $28.66 $32.01
Investment Activities:
Net investment income (loss)(c) 0.40 0.33(d) 0.80 0.49 0.49 0.52
Net realized and unrealized gains (losses) 0.69 (0.11) (3.36) 8.19 (1.12) (1.54)
Total from Investment Activities 1.09 0.22 (2.56) 8.68 (0.63) (1.02)
Distributions to Shareholders from:
Net investment income — (0.48) (0.66) (0.55) (0.75) (0.53)
Net realized gains — (0.32) (1.90) — (5.76) (1.80)
Total Distributions — (0.80) (2.56) (0.55) (6.51) (2.33)
Net Asset Value, End of Period $25.04 $23.95 $24.53 $29.65 $21.52 $28.66
Total Return(e)(f) 4.55% 1.01%(d) (9.53)% 40.78% (5.95)% (2.55)%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i)(j)(k) 0.86% 0.61% 0.31% 0.80% 0.85% 0.85%
Net Investment Income (Loss)(g) 3.18% 1.92%(d) 2.87% 1.95% 1.83% 2.19%
Gross Expenses(g)(h)(k) 3.11% 9.88% 3.83% 1.22% 1.18% 2.03%
Supplemental Data:
Net Assets at end of period (000's) $1,526 $232 $227 $28 $3,365 $4,477
Portfolio Turnover(e)(l) 18% 29% 34% 67%(m) 119%(n) 30%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Includes net investment income received on EU Reclaims during the nine months ended February 28, 2023. Without these amounts the net investment income (loss) per share, net investment income (loss) ratio, and total return would have been less by 0.07, 0.42%, and 0.29%, respectively.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning August 17, 2018, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(j) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(k) Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2020 and 2019. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.
(l) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(m) Reflects a return to normal trading levels after a prior year transition.
(n) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
28
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory International Fund (the “Fund”). The Fund offers four classes of shares: Fund
Shares, Institutional Shares, Class A, and Class R6. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
29
(Unaudited)
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of August
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Level 1 Level 2 Level 3 Total
Victory International Fund
Common Stocks ............................................... $ 100,507 $ 2,298,476 $ 22 $ 2,399,005
Exchange-Traded Funds ......................................... 7,491 — — 7,491
Collateral for Securities Loaned ................................... 16,027 — — 16,027
Total ....................................................... $ 124,025 $ 2,298,476 $ 22 $ 2,422,523

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
30
(Unaudited)
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund filed for additional European Union ("EU") reclaims related to prior years. These EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.  For the six months ended August 31, 2023, the Fund recognized $278 thousand in EU reclaims. These EU reclaims are reflected on the Statement of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory International Fund .......................................... $ 14,821 $ — $ 16,027

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
31
(Unaudited)
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM (affiliated fund-of-funds). The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of the largest funds within the Lipper International Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $0, $0, $0, and less than $1 for Fund Shares, Institutional Shares,
Class A, and Class R6, in thousands, respectively. Performance adjustments were 0%, 0%, 0% and less than 0.01% for Fund Shares, Institutional
Excluding U.S. Government
Securities
Purchases Sales
Victory International Fund ................................................................... $ 444,421 $ 533,218
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
32
(Unaudited)
Shares, Class A, and Class R6, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
VCM entered into an Investment Subadvisory Agreement with Wellington Management Company LLP (“Wellington Management”).  Wellington
Management directs the investment and reinvestment of a portion of the Fund’s assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, 0.15%, and 0.05%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, Class A, and Class R6, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares, Class A, and Class R6 are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10%, and 0.01%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2023, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
33
(Unaudited)
with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 1.06%, 0.99%, 1.35%, and 0.85% for Fund Shares, Institutional
Shares, Class A, and Class R6, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
For the six months ended August 31, 2023, recoupment in the amount of $1 thousand was paid to the Adviser.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory International Fund .................................... $ 364 $ 85 $ 455 $ 176 $ 1,080

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
34
(Unaudited)
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory International Fund ............................................... $ (39,180) $ (50,267) $ (89,447)

Supplemental Information
August 31, 2023
Victory Portfolios III
35
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory International Fund
Fund Shares ............................
$ 1,000.00 $ 1,044.30 $ 1,019.81 $ 5.45 $ 5.38 1.06%
Institutional Shares .......................
1,000.00 1,044.50 1,020.16 5.09 5.03 0.99%
Class A ...............................
1,000.00 1,042.90 1,018.35 6.93 6.85 1.35%
Class R6 ..............................
1,000.00 1,045.50 1,020.81 4.42 4.37 0.86%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23410-1023

August 31, 2023
Semi Annual Report
Victory New York Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
7
Statement of Operations
8
Statements of Changes in Net Assets
9
Financial Highlights
11
Notes to Financial Statements 14
Supplemental Information
Proxy Voting and Portfolio Holdings Information
20
Expense Examples
20
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory New York Bond Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides New York investors with a high level of current interest income that is exempt from federal income tax and
New York State and New York City personal income taxes.
Top 10 Industries:
August 31, 2023
(% of Net Assets)
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Medical
17.4%
Higher Education
15.9%
Education
12.2%
General
11.7%
Transportation
9.0%
Development
5.7%
General Obligation
5.0%
Nursing Homes
5.0%
Housing
3.6%
Facilities
2.8%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory New York Bond Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (99.7%)
New York (94.5%):
Albany Capital Resource Corp. Revenue, 5.00%, 6/1/49, Continuously Callable @100 ..... $ 1,500 $ 1,300
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable
@100 ........................................................... 1,000 1,030
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously
Callable @100 ..................................................... 1,000 920
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100 ............................... 1,500 1,509
4.00%, 10/1/45, Continuously Callable @100 ............................... 1,000 913
Series B, 4.00%, 11/1/55, Continuously Callable @102 ........................ 1,000 734
Broome County Local Development Corp. Revenue, 4.00%, 1/1/47, Continuously Callable
@103 ........................................................... 500 361
Buffalo & Erie County Industrial Land Development Corp. Revenue
5.00%, 7/1/40, Continuously Callable @100 ............................... 2,000 1,600
5.00%, 8/1/52, Continuously Callable @100 ............................... 1,000 864
Series A, 5.00%, 6/1/35, Continuously Callable @103 ......................... 1,000 1,014
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100 ............................... 700 709
5.00%, 7/1/41, Continuously Callable @100 ............................... 500 500
4.00%, 8/1/42, Continuously Callable @100 ............................... 1,000 869
5.00%, 7/1/45, Continuously Callable @100 ............................... 2,000 2,000
5.00%, 11/1/47 ..................................................... 2,000 2,141
5.00%, 6/1/48, Continuously Callable @102 ............................... 2,000 1,935
4.00%, 7/1/49, Continuously Callable @100 ............................... 500 448
5.75%, 6/1/52, Continuously Callable @100(a) ............................. 750 734
4.75%, 6/15/53, Continuously Callable @100 ............................... 500 446
5.75%, 6/1/62, Continuously Callable @100(a) ............................. 250 242
Series A, 5.00%, 7/1/56, Continuously Callable @100 ......................... 500 472
Bushnell's Basin Fire Association, Inc. Revenue, 3.00%, 11/1/30 ..................... 2,220 1,907
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100 ..................... 1,575 1,712
City of Long Beach, GO (INS - Build America Mutual Assurance Co.), Series B, 4.63%,
7/15/52, Continuously Callable @100 .................................... 2,000 1,946
City of New York, GO
Series B-1, 5.25%, 10/1/47, Continuously Callable @100 ...................... 500 541
Series B-3, 4.25%, 10/1/46, Continuously Callable @100(b) .................... 1,550 1,550
Series F-5, 2.85%, 6/1/44, Continuously Callable @100(b) ..................... 300 300
City of Poughkeepsie, GO
4.00%, 4/15/27 .................................................... 235 233
4.00%, 4/15/28 .................................................... 125 124
4.00%, 4/15/29 .................................................... 125 123
4.00%, 4/15/30 .................................................... 135 132
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 600 594
Series A, 5.00%, 7/1/45, Continuously Callable @100 ......................... 2,000 2,026
Series B, 4.00%, 7/1/41, Continuously Callable @100 ......................... 2,000 1,716
Series B, 4.00%, 7/1/49, Continuously Callable @100 ......................... 1,750 1,423
Hempstead Town Local Development Corp. Revenue, 5.00%, 7/1/48, Continuously Callable
@100 ........................................................... 300 296
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable
@100 ........................................................... 2,000 1,885
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously
Callable @100 ..................................................... 1,000 710
Metropolitan Transportation Authority Revenue
Series A1, 5.25%, 11/15/56, Continuously Callable @100 ...................... 1,000 1,002
Series B, 4.00%, 11/15/50, Continuously Callable @100 ....................... 1,000 873
Series D-1, 5.00%, 11/15/34, Continuously Callable @100 ..................... 3,000 3,075
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 2,000 1,758
Monroe County Industrial Development Corp. Revenue
5.00%, 12/1/46, Continuously Callable @100 ............................... 1,500 1,486
4.00%, 12/1/46, Continuously Callable @100 ............................... 2,000 1,686
4.00%, 10/1/47, Continuously Callable @100 ............................... 1,000 828
5.00%, 6/1/59, Continuously Callable @100(a) ............................. 1,000 926
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 2,000 2,000

Victory Portfolios III
Victory New York Bond Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 1/15/38, Continuously Callable @100 ......................... $ 500 $ 502
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/55,
Continuously Callable @100 ........................................... 1,000 957
New York City Housing Development Corp. Revenue, 4.20%, 11/1/58, Continuously Callable
@100 ........................................................... 2,990 2,615
New York City Industrial Development Agency Revenue, 4.00%, 3/1/45, Continuously
Callable @100 ..................................................... 1,005 911
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal
Corp.), 2.25%, 10/1/29 ............................................... 1,025 961
New York City Municipal Water Finance Authority Revenue, Series DD, 4.25%, 6/15/33,
Continuously Callable @100(b) ........................................ 2,250 2,250
New York City Transitional Finance Authority Building Aid Revenue, Series S-1, 4.00%,
7/15/45, Continuously Callable @100 .................................... 2,000 1,862
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-1,
5.00%, 11/1/46, Continuously Callable @100 ............................... 2,000 2,125
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100 .............................. 500 506
Series B, 11/15/37(c) ................................................ 1,000 526
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series B, 11/15/48(c) ................................... 2,000 548
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 2,500 2,797
5.50%, 10/1/37 .................................................... 560 631
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,500 1,341
Series 1, 5.00%, 11/15/44, Continuously Callable @100(a) ..................... 1,000 947
New York State Dormitory Authority Revenue
5.00%, 12/1/37, Continuously Callable @100(a) ............................. 1,300 1,210
6.00%, 7/1/40, Continuously Callable @100(a) ............................. 2,900 2,529
5.00%, 5/1/43, Continuously Callable @100 ............................... 1,000 1,014
5.75%, 7/1/43, Continuously Callable @100 ............................... 1,000 1,001
5.00%, 7/1/48, Pre-refunded  7/1/28 @ 100 ................................ 430 469
5.00%, 7/1/48, Continuously Callable @100 ............................... 570 586
5.00%, 7/1/51, Continuously Callable @100 ............................... 725 706
5.00%, 7/1/57, Continuously Callable @100 ............................... 1,000 992
Series 1, 4.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 944
Series A, 5.00%, 5/1/38, Continuously Callable @100 ......................... 500 500
Series A, 4.00%, 8/1/38, Continuously Callable @100 ......................... 2,000 1,751
Series A, 4.00%, 7/1/43, Continuously Callable @100 ......................... 2,000 1,799
Series A, 4.00%, 7/1/45, Continuously Callable @100 ......................... 2,250 2,163
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 1,500 1,390
Series A, 4.00%, 3/15/49, Continuously Callable @100 ........................ 750 695
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500 411
Series A, 5.00%, 7/1/53, Continuously Callable @100 ......................... 1,000 1,054
Series A-1, 3.50%, 7/1/44, Continuously Callable @100 ....................... 1,000 794
Series A-1, 4.00%, 7/1/45, Continuously Callable @100 ....................... 3,000 2,785
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.)
Series 1, 5.50%, 7/1/40 ............................................... 2,000 2,374
Series A, 5.50%, 5/15/30 ............................................. 3,275 3,743
New York State Dormitory Authority Revenue (NBGA - State of New York Mortgage Agency),
Series A-1, 5.00%, 6/1/33, Continuously Callable @100 ....................... 1,990 1,993
New York State Housing Finance Agency Revenue, Series C-1, 4.75%, 11/1/53, Continuously
Callable @100 ..................................................... 1,100 1,066
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100 ......................... 1,000 897
Series B, 4.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 913
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable
@100 ........................................................... 750 646
Onondaga Civic Development Corp. Revenue
5.00%, 10/1/40, Continuously Callable @100 ............................... 1,000 887
5.00%, 1/1/43, Continuously Callable @100 ............................... 1,090 1,089
Onondaga County Trust for Cultural Resources Revenue, 5.00%, 5/1/40, Continuously Callable
@100 ........................................................... 800 821
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100 . 1,000 884

Victory Portfolios III
Victory New York Bond Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
St. Lawrence County Industrial Development Agency Revenue
5.00%, 9/1/47, Continuously Callable @100 ............................... $ 1,770 $ 1,776
5.25%, 7/1/52, Continuously Callable @100 ............................... 1,000 1,048
Series A, 4.00%, 7/1/43, Continuously Callable @100 ......................... 500 469
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 211, 3.80%,
10/1/48, Continuously Callable @100 .................................... 1,310 1,174
Suffolk County Economic Development Corp. Revenue, Series C, 5.00%, 7/1/33, Continuously
Callable @100 ..................................................... 250 253
The Genesee County Funding Corp. Revenue, Series A, 5.25%, 12/1/52, Continuously Callable
@100 ........................................................... 750 759
The New York City Trust for Cultural Resources Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 1,000 890
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100 1,375 1,309
Triborough Bridge & Tunnel Authority Revenue
Series A, 4.00%, 11/15/52, Continuously Callable @100 ....................... 3,000 2,750
Series B, 11/15/32(c) ................................................ 1,000 726
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000 1,009
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously
Callable @100 ..................................................... 125 125
Westchester County Local Development Corp. Revenue
5.00%, 7/1/42, Continuously Callable @104 ............................... 815 821
5.00%, 11/1/46, Continuously Callable @100 ............................... 1,000 947
5.00%, 6/1/47, Continuously Callable @100 ............................... 1,000 962
Series S, 5.00%, 1/1/51, Continuously Callable @103 ......................... 1,000 923
Westchester Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/41,
Continuously Callable @100 ........................................... 500 503
125,622
Guam (5.2%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series B, 5.75%, 10/1/43, Pre-refunded 10/1/23 @ 100 ........... 1,000 1,001
Guam Government Waterworks Authority Revenue
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,000 1,006
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 500 503
Guam Power Authority Revenue
Series A, 5.00%, 10/1/37, Continuously Callable @100 ........................ 1,165 1,181
Series A, 5.00%, 10/1/41, Continuously Callable @100 ........................ 1,250 1,269
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%,
10/1/39, Continuously Callable @100 .................................... 500 506
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100 ........................ 500 475
Series D, 5.00%, 11/15/39, Continuously Callable @100 ....................... 1,000 977
6,918
Total Municipal Bonds (Cost $142,813)
a
a
a
132,540
Total Investments (Cost $142,813) — 99.7% 132,540
Other assets in excess of liabilities — 0.3% 371
NET ASSETS - 100.00% $ 132,911
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$6,588 (thousands) and amounted to 5.0% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c) Zero-coupon bond.
AMBAC—American Municipal Bond Assurance Corporation
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

Victory Portfolios III
Victory New York Bond Fund
6
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
INS
—
Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA
—
Principal and interest payments or, under certain circumstances underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2023
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory New York
Bond Fund
Assets:
Investments, at value (Cost $142,813) $ 132,540
Cash 85
Receivables:
Interest 1,560
Capital shares issued 1
From Adviser 17
Prepaid expenses 1
Total Assets 134,204
Liabilities:
Payables:
Distributions 79
Investments purchased 1,041
Capital shares redeemed 71
Accrued expenses and other payables:
Investment advisory fees 40
Administration fees 17
Custodian fees — (a)
Transfer agent fees 5
Compliance fees — (a)
Trustees' fees — (a)
12b-1 fees — (a)
Other accrued expenses 40
Total Liabilities 1,293
Commitments and contingencies (Note 4 )
Net Assets:
Capital 149,241
Total accumulated earnings/(loss) (16,330)
Net Assets $ 132,911
Net Assets
Fund Shares $ 125,483
Institutional Shares 7,310
Class A 118
Total $ 132,911
Shares (unlimited number of shares authorized with no par value):
Fund Shares 11,961
Institutional Shares 698
Class A 11
Total 12,670
Net asset value, offering (except Class A) and redemption price per share:(b)
Fund Shares $ 10 .49
Institutional Shares 10 .47
Class A 10 .46
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .70
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory New York
Bond Fund
Investment Income:
Interest $ 3,151
Total Income 3,151
Expenses:
Investment advisory fees 299
Administration fees — Fund Shares 102
Administration fees — Institutional Shares 8
Administration fees — Class A 1
Sub-Administration fees 12
12b-1 fees — Class A 1
Custodian fees — (a)
Transfer agent fees — Fund Shares 22
Transfer agent fees — Institutional Shares 8
Transfer agent fees — Class A — (a)
Trustees' fees 24
Compliance fees 1
Legal and audit fees 29
State registration and filing fees 1
Interfund lending 1
Other expenses 19
Total Expenses 528
Expenses waived/reimbursed by Adviser (39)
Net Expenses 489
Net Investment Income (Loss) 2,662
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (215)
Net change in unrealized appreciation/depreciation on investment securities (293)
Net realized/unrealized gains (losses) on investments (508)
Change in net assets resulting from operations $ 2,154
(a)
Rounds to less than $1 thousand.

9
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory New York Bond Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,662 $ 5,043 $ 5,688
Net realized gains (losses) (215) (2,411) (316)
Net change in unrealized appreciation/depreciation (293) (11,285) (12,062)
Change in net assets resulting from operations 2,154 (8,653) (6,690)
Distributions to Shareholders:
Fund Shares (2,365) (4,360) (5,434)
Institutional Shares (279) (648) (228)
Class A (12) (34) (48)
Change in net assets resulting from distributions to shareholders (2,656) (5,042) (5,710)
Change in net assets resulting from capital transactions (27,088) (19,260) (10,562)
Change in net assets (27,590) (32,955) (22,962)
Net Assets:
Beginning of period 160,501 193,456 216,418
End of period $ 132,911 $ 160,501 $ 193,456
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory New York Bond Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 3,195 $ 8,630 $ 12,790
Distributions reinvested 1,921 3,554 4,576
Cost of shares redeemed (17,969) (31,474) (43,318)
Total Fund Shares $ (12,853) $ (19,290) $ (25,952)
Institutional Shares
Proceeds from shares issued $ 3,938 $ 8,388 $ 20,383
Distributions reinvested 220 644 227
Cost of shares redeemed (17,430) (8,459) (601)
Total Institutional Shares $ (13,272) $ 573 $ 20,009
Class A
Proceeds from shares issued $ 1 $ 55 $ 543
Distributions reinvested 11 31 45
Cost of shares redeemed (975) (629) (5,207)
Total Class A $ (963) $ (543) $ (4,619)
Change in net assets resulting from capital transactions $ (27,088) $ (19,260) $ (10,562)
Share Transactions:
Fund Shares
Issued 297 802 1,044
Reinvested 179 334 377
Redeemed (1,672) (2,930) (3,573)
Total Fund Shares (1,196) (1,794) (2,152)
Institutional Shares
Issued 369 778 1,667
Reinvested 21 61 19
Redeemed (1,619) (793) (49)
Total Institutional Shares (1,229) 46 1,637
Class A
Issued —(b) 5 44
Reinvested 1 3 4
Redeemed (91) (57) (426)
Total Class A (90) (49) (378)
Change in Shares (2,515) (1,797) (893)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
11
See notes to financial statements.
Victory New York Bond Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.57 $11.39 $12.11 $11.80 $11.87 $11.76
Investment Activities:
Net investment income (loss) 0.19(b) 0.32(b) 0.32(b) 0.34(b) 0.38(b) 0.40
Net realized and unrealized gains (losses) (0.08) (0.82) (0.72) 0.31 (0.07) 0.11
Total from Investment Activities 0.11 (0.50) (0.40) 0.65 0.31 0.51
Distributions to Shareholders from:
Net investment income (0.19) (0.32) (0.32) (0.34) (0.38) (0.40)
Total Distributions (0.19) (0.32) (0.32) (0.34) (0.38) (0.40)
Net Asset Value, End of Period $10.49 $10.57 $11.39 $12.11 $11.80 $11.87
Total Return(c)(d) 0.99% (4.38)% (3.40)% 5.61% 2.60% 4.41%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.64% 0.67% 0.64% 0.66% 0.61% 0.60%
Net Investment Income (Loss)(e) 3.48% 3.25% 2.65% 2.87% 3.17% 3.39%
Gross Expenses(e)(f) 0.69% 0.71% 0.64% 0.66% 0.61% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $125,483 $139,084 $170,335 $207,085 $218,096 $226,973
Portfolio Turnover(c)(i) 3% 15% 10% 19% 18% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory New York Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.56 $11.38 $12.10 $11.94
Investment Activities:
Net investment income (loss)(c) 0.19 0.32 0.33 0.26
Net realized and unrealized gains (losses) (0.09) (0.82) (0.72) 0.16
Total from Investment Activities 0.10 (0.50) (0.39) 0.42
Distributions to Shareholders from:
Net investment income (0.19) (0.32) (0.33) (0.26)
Total Distributions (0.19) (0.32) (0.33) (0.26)
Net Asset Value, End of Period $10.47 $10.56 $11.38 $12.10
Total Return(d)(e) 0.92% (4.34)% (3.39)% 3.55%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.61% 0.61% 0.61% 0.61%
Net Investment Income (Loss)(f) 3.51% 3.31% 2.72% 2.86%
Gross Expenses(f)(g) 0.71% 0.70% 0.65% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $7,310 $20,352 $21,414 $2,958
Portfolio Turnover(d)(j) 3% 15% 10% 19%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory New York Bond Fund
Class A
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.55 $11.37 $12.08 $11.77 $11.84 $11.73
Investment Activities:
Net investment income (loss) 0.18(b) 0.30(b) 0.30(b) 0.32(b) 0.35(b) 0.37
Net realized and unrealized gains (losses) (0.08) (0.82) (0.72) 0.31 (0.07) 0.11
Total from Investment Activities 0.10 (0.52) (0.42) 0.63 0.28 0.48
Distributions to Shareholders from:
Net investment income (0.19) (0.30) (0.29) (0.32) (0.35) (0.37)
Total Distributions (0.19) (0.30) (0.29) (0.32) (0.35) (0.37)
Net Asset Value, End of Period $10.46 $10.55 $11.37 $12.08 $11.77 $11.84
Total Return (excludes sales charge)(c)(d) 0.95% (4.56)% (3.56)% 5.38% 2.36% 4.16%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.77% 0.86% 0.85% 0.89% 0.85% 0.85%
Net Investment Income (Loss)(e) 3.34% 3.06% 2.46% 2.65% 2.93% 3.15%
Gross Expenses(e)(f) 0.92% 0.99% 0.92% 0.96% 0.85% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $118 $1,065 $1,707 $6,375 $6,468 $6,295
Portfolio Turnover(c)(i) 3% 15% 10% 19% 18% 15%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
14
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory New York Bond Fund (the “Fund”). The Fund offers three classes of shares:
Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
15
(Unaudited)
As of August 31, 2023, there were no transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Level 1 Level 2 Level 3 Total
Victory New York Bond Fund
Municipal Bonds .............................................. $ — $ 132,540 $ — $ 132,540
Total ....................................................... $ — $ 132,540 $ — $ 132,540
Excluding U.S. Government
Securities
Purchases Sales
Victory New York Bond Fund ................................................................. $ 4,372 $ 25,375

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
16
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper New York Municipal Debt Funds Index. The Lipper New York Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper New York Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $(6), less than $(1), and less than $(1) for Fund Shares, Institutional
Shares, and Class A, in thousands, respectively. Performance adjustments were (0.01)%, less than (0.01)%, and (0.13)% for Fund Shares,
Institutional Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer
Over/Under Performance Relative to Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
17
(Unaudited)
agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31,
2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2023, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 0.65%, 0.61%, and 0.90% for Fund Shares, Institutional Shares,
and Class A, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
State-Specific Risk — Because the Fund invests primarily in New York tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in New York to pay interest or repay principal, which may impact the
Fund’s performance. The Fund is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. While New York State’s economy is broad, it does have concentrations in the financial services industry and may be sensitive to economic problems affecting that industry. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past, and reoccurrence of these difficulties may impair the ability of certain New York issuers to pay principal or interest on their obligations.
The financial health of New York City affects that of New York State; and when New York City experiences financial difficulty, it may have
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory New York Bond Fund .................................. $ 5 $ 5 $ 67 $ 39 $ 116

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
18
(Unaudited)
an adverse affect on New York municipal bonds held by the Fund. The growth rate of New York State has at times been somewhat slower than the nation overall. The economic and financial condition of New York State also may be affected by various financial, social, economic, and political factors. In addition, the economic affects regarding COVID-19 and elevated global inflation may exacerbate some or all of these risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
19
(Unaudited)
that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2023.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
August 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Victory New York Bond Fund ........................... Borrower $ — $ 3,595 5.59% $ 3,595
Short-Term
Amount
Long-Term
Amount Total
Victory New York Bond Fund ............................................. $ (2,560) $ (3,697) $ (6,257)

Supplemental Information
August 31, 2023
Victory Portfolios III
20
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory New York Bond Fund
Fund Shares ............................
$ 1,000.00 $ 1,009.90 $ 1,021.92 $ 3.23 $ 3.25 0.64%
Institutional Shares .......................
1,000.00 1,009.20 1,022.07 3.08 3.10 0.61%
Class A ...............................
1,000.00 1,009.50 1,021.27 3.89 3.91 0.77%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39608-1023

August 31, 2023
Semi Annual Report
Victory Precious Metals and Minerals Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
9
Notes to Financial Statements 12
Supplemental Information
Proxy Voting and Portfolio Holdings Information
19
Expense Examples
19
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Precious Metals and Minerals Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.
Top 10 Holdings*:
August 31, 2023
(% of Net Assets)
Portfolio Composition*:
August 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Barrick Gold Corp.
10.0%
Newmont Corp.
9.5%
Aginco Eagle Mines Ltd.
8.7%
Franco-Nevada Corp.
8.0%
Wheaton Precious Metals Corp.
6.5%
Gold Fields Ltd.
5.3%
Northern Star Resources Ltd.
4.3%
B2Gold Corp.
4.0%
Newcrest Mining Ltd.
3.9%
Zijin Mining Group Co. Ltd., Class H
3.8%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Precious Metals and Minerals Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.7%)
Australia (13.7%):
Materials (13.7%):
Evolution Mining Ltd. ................................................... 4,034,514 $ 9,696
Gold Road Resources Ltd. ................................................ 1,928,577 2,218
Newcrest Mining Ltd. .................................................... 1,133,091 19,106
Northern Star Resources Ltd. .............................................. 2,702,913 20,854
Perseus Mining Ltd. ..................................................... 5,007,692 6,115
Ramelius Resources Ltd.(a) ............................................... 3,271,854 2,914
Regis Resources Ltd. .................................................... 2,128,654 2,234
Silver Lake Resources Ltd.(b) .............................................. 4,268,850 2,724
West African Resources Ltd.(b) ............................................. 1,930,796 1,069
66,930
Canada (54.6%):
Materials (54.6%):
Aginco Eagle Mines Ltd. ................................................. 878,264 42,652
Alamos Gold, Inc. ...................................................... 1,223,003 15,733
B2Gold Corp. ......................................................... 6,370,058 19,615
Barrick Gold Corp. ...................................................... 3,002,002 48,663
Centerra Gold, Inc. ...................................................... 1,499,019 8,999
Dundee Precious Metals, Inc. .............................................. 1,598,274 10,316
Franco-Nevada Corp. .................................................... 271,530 39,124
K92 Mining, Inc.(b) ..................................................... 196,306 928
Karora Resources, Inc.(b) ................................................. 419,439 1,459
Kinross Gold Corp. ..................................................... 1,518,728 7,700
Lundin Gold, Inc. ....................................................... 421,845 5,058
Nautilus Minerals, Inc.(b)(c) ............................................... 5,757,622 —(d)
New Gold, Inc.(b) ...................................................... 1,183,000 1,252
Northern Star Mining Corp.(b)(c) ........................................... 375,000 —(d)
OceanaGold Corp. ...................................................... 2,084,516 4,505
Osisko Gold Royalties Ltd. ................................................ 169,643 2,268
SSR Mining, Inc. ....................................................... 954,961 14,181
Torex Gold Resources, Inc.(b) .............................................. 914,986 10,572
Wesdome Gold Mines Ltd.(b) .............................................. 237,090 1,483
Wheaton Precious Metals Corp. ............................................. 722,063 31,501
266,009
China (3.8%):
Materials (3.8%):
Zijin Mining Group Co. Ltd., Class H ........................................ 11,632,000 18,304
Indonesia (0.5%):
Materials (0.5%):
Aneka Tambang Tbk .................................................... 18,415,700 2,407
Jersey (0.8%):
Materials (0.8%):
Centamin PLC ......................................................... 3,704,746 4,086
Russian Federation (0.5%):
Materials (0.5%):
Polymetal International PLC(b)(e) ........................................... 757,840 2,064
Polyus PJSC(b)(c)(e) .................................................... 62,088 83
2,147
South Africa (9.5%):
Materials (9.5%):
AngloGold Ashanti Ltd. .................................................. 786,708 13,450
Gold Fields Ltd., ADR ................................................... 2,066,014 26,094
Harmony Gold Mining Co. Ltd. ............................................. 1,580,854 6,600
46,144

Victory Portfolios III
Victory Precious Metals and Minerals Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Polymetal International PLC ....................................
7/11/2019
$ 9,758
Polyus PJSC ...............................................
7/11/2019
6,442
Security Description Shares Value
Turkey (0.8%):
Materials (0.8%):
Koza Altin Isletmeleri A/S(a) .............................................. 3,819,774 $ 4,071
United Kingdom (2.7%):
Materials (2.7%):
Endeavour Mining PLC(a) ................................................ 628,803 13,009
United States (12.8%):
Materials (12.8%):
Newmont Corp. ........................................................ 1,169,334 46,095
Royal Gold, Inc. ........................................................ 146,359 16,405
62,500
Total Common Stocks (Cost $393,490) 485,607
Collateral for Securities Loaned (0.4%)^
United States (0.4%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.23%(f) ........ 565,497 566
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.25%(f) ............ 565,497 566
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(f) ................ 565,497 565
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.25%(f) . 565,497 565
Total Collateral for Securities Loaned (Cost $2,262) 2,262
Total Investments (Cost $395,752) — 100.1% 487,869
Liabilities in excess of other assets — (0.1)% (435)
NET ASSETS - 100.00% $ 487,434
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Rounds to less than $1 thousand.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2023 (amounts in thousands).
(f) Rate disclosed is the daily yield on August 31, 2023.
ADR—American Depositary Receipt
PLC—Public Limited Company

Statement of Assets and Liabilities
August 31, 2023
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except for Per Share Amounts)
(Unaudited)
Victory Precious
Metals and
Minerals Fund
Assets:
Investments, at value (Cost $395,752) $ 487,869 (a)
Cash 291
Receivables:
Interest and dividends 1,464
Capital shares issued 35
Investments sold 1,192
From Adviser 6
Prepaid expenses 31
Total Assets 490,888
Liabilities:
Payables:
Collateral received on loaned securities 2,262
Investments purchased 479
Capital shares redeemed 172
Accrued expenses and other payables:
Investment advisory fees 306
Administration fees 60
Custodian fees 11
Transfer agent fees 95
Compliance fees — (b)
Trustees' fees — (b)
12b-1 fees 2
Other accrued expenses 67
Total Liabilities 3,454
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,177,596
Total accumulated earnings/(loss) (690,162)
Net Assets $ 487,434
Net Assets
Fund Shares $ 444,802
Institutional Shares 20,725
Class A 21,907
Total $ 487,434
Shares (unlimited number of shares authorized with no par value):
Fund Shares 27,074
Institutional Shares 1,234
Class A 1,351
Total 29,659
Net asset value, offering (except Class A) and redemption price per share:(c)
Fund Shares $ 16 .43
Institutional Shares 16 .79
Class A 16 .21
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 17 .20
(a) Includes $2,170 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Precious
Metals and
Minerals Fund
Investment Income:
Dividends $ 6,478
Interest 17
Securities lending (net of fees) 136
Foreign tax withholding (815)
Total Income 5,816
Expenses:
Investment advisory fees 2,014
Administration fees — Fund Shares 368
Administration fees — Institutional Shares 11
Administration fees — Class A 19
Sub-Administration fees 12
12b-1 fees — Class A 31
Custodian fees 36
Transfer agent fees — Fund Shares 482
Transfer agent fees — Institutional Shares 11
Transfer agent fees — Class A 12
Trustees' fees 24
Compliance fees 3
Legal and audit fees 37
State registration and filing fees 36
Interfund lending —(a)
Other expenses 51
Total Expenses 3,147
Expenses waived/reimbursed by Adviser (17)
Net Expenses 3,130
Net Investment Income (Loss) 2,686
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (3,246)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 25,385
Net change in accrued foreign taxes on unrealized gains 877
Net realized/unrealized gains (losses) on investments 23,016
Change in net assets resulting from operations $ 25,702
(a)
Rounds to less than $1 thousand.

7
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,686 $ 4,774 $ 6,075
Net realized gains (losses) (3,246) (16,547) 6,161
Net change in unrealized appreciation/depreciation 26,262 (64,012) (155,244)
Change in net assets resulting from operations 25,702 (75,785) (143,008)
Distributions to Shareholders:
Fund Shares — (4,367) (4,645)
Institutional Shares — (238) (198)
Class A — (197) (166)
Change in net assets resulting from distributions to shareholders — (4,802) (5,009)
Change in net assets resulting from capital transactions (20,403) (19,657) (20,193)
Change in net assets 5,299 (100,244) (168,210)
Net Assets:
Beginning of period 482,135 582,379 750,589
End of period $ 487,434 $ 482,135 $ 582,379
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 19,234 $ 26,644 $ 71,209
Distributions reinvested — 4,254 4,526
Cost of shares redeemed (37,231) (51,325) (103,473)
Total Fund Shares $ (17,997) $ (20,427) $ (27,738)
Institutional Shares
Proceeds from shares issued $ 1,675 $ 6,258 $ 1,422
Distributions reinvested — 238 198
Cost of shares redeemed (1,576) (4,437) (2,089)
Total Institutional Shares $ 99 $ 2,059 $ (469)
Class A
Proceeds from shares issued $ 3,567 $ 5,035 $ 18,346
Distributions reinvested — 197 166
Cost of shares redeemed (6,072) (6,521) (10,498)
Total Class A $ (2,505) $ (1,289) $ 8,014
Change in net assets resulting from capital transactions $ (20,403) $ (19,657) $ (20,193)
Share Transactions:
Fund Shares
Issued 1,086 1,700 3,591
Reinvested — 258 250
Redeemed (2,103) (3,273) (5,358)
Total Fund Shares (1,017) (1,315) (1,517)
Institutional Shares
Issued 88 367 74
Reinvested — 14 11
Redeemed (86) (261) (115)
Total Institutional Shares 2 120 (30)
Class A
Issued 203 340 922
Reinvested — 12 9
Redeemed (349) (430) (535)
Total Class A (146) (78) 396
Change in Shares (1,161) (1,273) (1,151)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $15.64 $18.14 $22.57 $19.34 $12.16 $12.87
Investment Activities:
Net investment income (loss)(b) 0.09 0.15 0.19 0.09 (0.04) (0.03)
Net realized and unrealized gains (losse s) 0.70 (2.50) (4.46) 3.15 7.22 (0.68)
Total from Investment Activities 0.79 (2.35) (4.27) 3.24 7.18 (0.71)
Distributions to Shareholders from:
Net investment income — (0.15) (0.16) (0.01) — —
Total Distributions — (0.15) (0.16) (0.01) — —
Net Asset Value, End of Period $16.43 $15.64 $18.14 $22.57 $19.34 $12.16
Total Return(c)(d) 5.05% (12.97)% (18.93)% 16.69% 59.13% (5.52)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.17% 1.19% 1.12% 1.12% 1.19% 1.31%
Net Investment Income (Loss)(e) 1.01% 1.31% 0.97% 0.41% (0.25)% (0.22)%
Gross Expenses(e)(f) 1.17% 1.19% 1.12% 1.12% 1.19% 1.31%
Supplemental Data:
Net Assets at end of period (000's) $444,802 $439,330 $533,574 $697,969 $660,770 $468,208
Portfolio Turnover(c)(i) 5% 4% 8% 7% 47%(j) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
10
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $15.97 $18.53 $23.06 $19.76 $12.40 $13.06
Investment Activities:
Net investment income (loss)(b) 0.10 0.17 0.22 0.12 (0.01) 0.01
Net realized and unrealized gains (losses) 0.72 (2.54) (4.56) 3.22 7.37 (0.67)
Total from Investment Activities 0.82 (2.37) (4.34) 3.34 7.36 (0.66)
Distributions to Shareholders from:
Net investment income — (0.19) (0.19) (0.04) — —
Total Distributions — (0.19) (0.19) (0.04) — —
Net Asset Value, End of Period $16.79 $15.97 $18.53 $23.06 $19.76 $12.40
Total Return(c)(d) 5.13% (12.85)% (18.84)% 16.90% 59.35% (5.05)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.00% 0.98% 0.98% 0.99% 1.00% 1.00%(i)
Net Investment Income (Loss)(e) 1.10% 1.44% 1.13% 0.55% (0.05)% 0.12%
Gross Expenses(e)(f) 1.08% 1.12% 1.05% 1.05% 1.06% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $20,725 $19,681 $20,602 $26,338 $21,855 $21,327
Portfolio Turnover(c)(j) 5% 4% 8% 7% 47%(k) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Effective June 6, 2018, USAA
®
Asset Management Company (previous Adviser) had voluntarily agreed to limit the annual expenses of the Institutional
Shares to 1.00% of the Institutional Shares’ average daily net assets.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

11
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Precious Metals and Minerals Fund
Class A
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $15.44 $17.91 $22.29 $19.13 $12.04 $12.74
Investment Activities:
Net investment income (loss)(b) 0.07 0.13 0.14 0.04 (0.05) (0.03)
Net realized and unrealized gains (losses) 0.70 (2.47) (4.39) 3.12 7.14 (0.67)
Total from Investment Activities 0.77 (2.34) (4.25) 3.16 7.09 (0.70)
Distributions to Shareholders from:
Net investment income — (0.13) (0.13) — — —
Total Distributions — (0.13) (0.13) — — —
Net Asset Value, End of Period $16.21 $15.44 $17.91 $22.29 $19.13 $12.04
Total Return (excludes sales charge)(c)(d) 4.99% (13.08)% (19.08)% 16.52% 58.89% (5.49)%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.34% 1.31% 1.31% 1.31% 1.27% 1.38%
Net Investment Income (Loss)(e) 0.77% 1.17% 0.74% 0.21% (0.32)% (0.27)%
Gross Expenses(e)(f) 1.41% 1.40% 1.34% 1.34% 1.27% 1.38%
Supplemental Data:
Net Assets at end of period (000's) $21,907 $23,124 $28,203 $26,282 $28,653 $17,744
Portfolio Turnover(c)(i) 5% 4% 8% 7% 47%(j) 7%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
12
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Precious Metals and Minerals Fund (the “Fund”). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as non-diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
13
(Unaudited)
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of  August 31, 2023, there were no significant transfers into/out of Level 3. The transfers out of Level 3 investments for the Fund were immaterial, although the change in unrealized appreciation/(depreciation) on these investments was $13,352,463 due to transfer out of level 3/
write-off of Great Basin Gold Ltd.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of August
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on
Level 1 Level 2 Level 3 Total
Victory Precious Metals and Minerals Fund
Common Stocks ............................................... $ 483,460 $ 2,064 $ 83 $ 485,607
Collateral for Securities Loaned ................................... 2,262 — — 2,262
Total ....................................................... $ 485,722 $ 2,064 $ 83 $ 487,869

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
14
(Unaudited)
such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory Precious Metals and Minerals Fund .............................. $ 2,170 $ — $ 2,262
Excluding U.S. Government
Securities
Purchases Sales
Victory Precious Metals and Minerals Fund ....................................................... $ 24,175 $ 37,878

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
15
(Unaudited)
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds, including funds offered by VCM (affiliated fund-of-funds). The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of August 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of the largest funds within the Lipper Precious Metals Equity Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, there were no performance adjustments for Fund Shares, Institutional Shares, and Class A. The
performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
16
(Unaudited)
Administration and Servicing Fees:
VCM serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
does not receive any fees from the Fund for these services.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31,
2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the period ended August 31, 2023, the
Distributor received $2 thousand from commissions earned on sale of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 1.27%, 1.00%, and 1.34% for Fund Shares, Institutional Shares,
and Class A, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
17
(Unaudited)
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Precious Metals and Minerals Fund ........................ $ 20 $ 22 $ 34 $ 17 $ 93

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
18
(Unaudited)
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
August 31,
2023
Average
Borrowing*
Average
Interest
Rate*
Maximum
Borrowing
During the
Period
Victory Precious Metals and Minerals Fund ................. Borrower $ — $ 888 5.60% $ 888
Short-Term
Amount
Long-Term
Amount Total
Victory Precious Metals and Minerals Fund ................................... $ (13,804) $ (761,270) $ (775,074)

Supplemental Information
August 31, 2023
Victory Portfolios III
19
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Precious Metals and Minerals Fund
Fund Shares ............................
$ 1,000.00 $ 1,050.50 $ 1,019.25 $ 6.03 $ 5.94 1.17%
Institutional Shares .......................
1,000.00 1,051.30 1,020.11 5.16 5.08 1.00%
Class A ...............................
1,000.00 1,049.90 1,018.40 6.90 6.80 1.34%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23408-1023

August 31, 2023
Semi Annual Report
Victory Sustainable World Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
21
Statement of Operations
22
Statements of Changes in Net Assets
23
Financial Highlights
25
Notes to Financial Statements 28
Supplemental Information
Proxy Voting and Portfolio Holdings Information
35
Expense Examples
35
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Sustainable World Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks capital appreciation.
Top 10 Sectors:
August 31, 2023
(% of Net Assets)
Country Allocation:
August 31, 2023
(% of Net Assets)
Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Information Technology
20.5%
Financials
16.5%
Consumer Discretionary
13.0%
Health Care
12.5%
Industrials
9.9%
Communication Services
7.2%
Consumer Staples
6.0%
Energy
4.7%
Materials
3.7%
Utilities
2.9%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Sustainable World Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.0%)
Australia (1.7%):
Consumer Discretionary (0.7%):
Aristocrat Leisure Ltd. ................................................... 281,145 $ 7,420
Lovisa Holdings Ltd. .................................................... 22,544 325
PWR Holdings Ltd. ..................................................... 57,235 401
8,146
Energy (0.1%):
Santos Ltd. ........................................................... 86,501 428
Woodside Energy Group Ltd. .............................................. 17,864 426
854
Financials (0.4%):
Macquarie Group Ltd. ................................................... 32,798 3,749
National Australia Bank Ltd. ............................................... 45,667 851
QBE Insurance Group Ltd. ................................................ 35,638 344
4,944
Health Care (0.3%):
Cochlear Ltd. .......................................................... 2,194 385
CSL Ltd. ............................................................. 21,049 3,716
4,101
Industrials (0.1%):
Brambles Ltd. ......................................................... 38,056 369
IPH Ltd. ............................................................. 41,079 202
Johns Lyng Group Ltd. ................................................... 72,852 301
Qantas Airways Ltd. (a) ................................................... 93,818 357
1,229
Materials (0.1%):
Imdex Ltd. ............................................................ 177,379 186
Northern Star Resources Ltd. .............................................. 37,908 290
Ramelius Resources Ltd. ................................................. 412,835 365
Rio Tinto Ltd. ......................................................... 7,491 543
1,384
Real Estate (0.0%):(b)
Charter Hall Group ...................................................... 36,126 252
Goodman Group ....................................................... 24,448 368
620
21,278
Austria (0.0%):(b)
Industrials (0.0%):(b)
ANDRITZ AG ......................................................... 8,310 441
Belgium (0.4%):
Information Technology (0.4%):
Melexis NV ........................................................... 47,122 4,443
Bermuda (0.7%):
Industrials (0.7%):
Triton International Ltd. .................................................. 101,709 8,534
Brazil (0.5%):
Communication Services (0.0%):(b)
TIM SA .............................................................. 162,600 473
Consumer Discretionary (0.0%):(b)
Vibra Energia SA ....................................................... 106,528 397
Consumer Staples (0.0%):(b)
Sao Martinho SA ....................................................... 52,000 379

Victory Portfolios III
Victory Sustainable World Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Energy (0.1%):
Petroleo Brasileiro SA , ADR ............................................... 76,639 $ 1,077
Financials (0.1%):
Itau Unibanco Holding SA , ADR ............................................ 149,390 822
Industrials (0.1%):
Santos Brasil Participacoes SA ............................................. 187,600 327
SIMPAR SA .......................................................... 163,300 322
649
Information Technology (0.1%):
TOTVS SA ........................................................... 87,400 490
Materials (0.1%):
Gerdau SA , Preference Shares .............................................. 95,975 501
Vale SA .............................................................. 66,900 880
1,381
Real Estate (0.0%):(b)
Multiplan Empreendimentos Imobiliarios SA ................................... 80,900 404
6,072
Canada (3.7%):
Consumer Discretionary (0.2%):
Lululemon Athletica, Inc. (a) ............................................... 5,561 2,120
Consumer Staples (0.7%):
Alimentation Couche-Tard, Inc. ............................................. 163,289 8,540
Energy (0.6%):
Parex Resources, Inc. .................................................... 346,384 6,556
Pason Systems, Inc. ..................................................... 15,950 164
Trican Well Service Ltd. .................................................. 70,976 251
6,971
Financials (0.5%):
Fairfax Financial Holdings Ltd. ............................................. 7,600 6,268
Industrials (0.4%):
Bombardier, Inc. , Class B (a) ............................................... 140,047 5,714
Information Technology (0.9%):
Constellation Software, Inc. ............................................... 5,434 11,164
Materials (0.4%):
Aginco Eagle Mines Ltd. ................................................. 100,133 4,863
Karora Resources, Inc. (a) ................................................. 63,952 223
5,086
45,863
Chile (0.0%):(b)
Utilities (0.0%):(b)
Enel Chile SA ......................................................... 4,387,105 296
China (3.1%):
Communication Services (1.4%):
Baidu, Inc. , Class A (a) ................................................... 82,402 1,472
NetEase, Inc. .......................................................... 70,700 1,465
Tencent Holdings Ltd. ................................................... 338,200 14,015
16,952
Consumer Discretionary (0.5%):
Alibaba Group Holding Ltd. (a) ............................................. 256,276 2,975
BYD Co. Ltd. , Class H ................................................... 31,500 989
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 78,600 410

Victory Portfolios III
Victory Sustainable World Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
H World Group, Ltd. , ADR (a) .............................................. 20,728 $ 835
Hisense Home Appliances Group Co. Ltd. , Class A ............................... 96,400 324
MINISO Group Holding Ltd. , ADR (a) ........................................ 19,200 497
Yadea Group Holdings Ltd. (c) .............................................. 210,000 404
6,434
Consumer Staples (0.3%):
Chenguang Biotech Group Co. Ltd. , Class A ................................... 172,600 374
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 481,028 2,585
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A ............................ 146,900 524
Tsingtao Brewery Co. Ltd. , Class H .......................................... 60,000 499
3,982
Energy (0.1%):
PetroChina Co. Ltd. , Class H .............................................. 890,000 642
Financials (0.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 13,694,370 6,279
PICC Property & Casualty Co., Ltd. , Class H ................................... 564,000 649
Ping An Insurance Group Co. of China Ltd. , Class H .............................. 145,500 871
7,799
Health Care (0.0%):(b)
China Resources Pharmaceutical Group Ltd. (c) ................................. 380,500 254
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 10,100 375
629
Industrials (0.1%):
China Railway Group Ltd. , Class H .......................................... 1,375,000 727
Contemporary Amperex Technology Co., Ltd. , Class A ............................ 16,400 532
ZTO Express Cayman, Inc. , ADR ........................................... 20,401 513
1,772
Information Technology (0.0%):(b)
Luxshare Precision Industry Co. Ltd. , Class A ................................... 99,800 451
Materials (0.1%):
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 946,300 405
Tianqi Lithium Corp. , Class A .............................................. 30,600 241
646
39,307
Denmark (1.6%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 52,478 5,436
Health Care (1.2%):
Novo Nordisk A/S , Class B ................................................ 79,071 14,588
Industrials (0.0%):(b)
INVISIO AB .......................................................... 15,234 296
20,320
Finland (0.1%):
Health Care (0.0%):(b)
Revenio Group Oyj ..................................................... 5,527 142
Industrials (0.1%):
Metso Oyj ............................................................ 36,573 420
Information Technology (0.0%):(b)
Nokia Oyj ............................................................ 79,071 316

Victory Portfolios III
Victory Sustainable World Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.0%):(b)
Fortum Oyj ........................................................... 24,378 $ 327
1,205
France (2.9%):
Communication Services (0.0%):(b)
Publicis Groupe SA ..................................................... 7,845 612
Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (c) ............................................ 143,777 5,198
LVMH Moet Hennessy Louis Vuitton SE ...................................... 1,456 1,231
6,429
Consumer Staples (0.0%):(b)
Pernod Ricard SA ....................................................... 1,593 313
Energy (0.6%):
Gaztransport Et Technigaz SA .............................................. 56,137 6,951
Financials (0.1%):
AXA SA ............................................................. 21,059 633
BNP Paribas SA ........................................................ 9,267 599
Edenred .............................................................. 5,748 366
1,598
Health Care (0.1%):
Equasens ............................................................. 2,628 214
EssilorLuxottica SA ..................................................... 1,743 328
Ipsen SA ............................................................. 2,937 380
922
Industrials (0.8%):
Cie de Saint-Gobain ..................................................... 9,649 628
Eiffage SA ............................................................ 3,844 380
Rexel SA ............................................................. 117,450 2,753
Safran SA ............................................................ 36,498 5,848
Thermador Groupe ...................................................... 3,146 289
9,898
Information Technology (0.1%):
Capgemini SE ......................................................... 3,083 575
Lectra ............................................................... 7,367 236
811
Materials (0.7%):
Arkema SA ........................................................... 79,833 8,341
Real Estate (0.0%):(b)
Klepierre SA .......................................................... 11,378 300
Utilities (0.0%):(b)
Engie SA ............................................................. 25,001 403
36,578
Germany (1.2%):
Communication Services (0.1%):
Deutsche Telekom AG ................................................... 45,932 983
Consumer Discretionary (0.5%):
Hugo Boss AG ......................................................... 5,429 409
Mercedes-Benz Group AG ................................................ 9,253 677
Volkswagen AG , Preference Shares .......................................... 36,344 4,447
5,533

Victory Portfolios III
Victory Sustainable World Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Energy (0.0%):(b)
CropEnergies AG ....................................................... 14,189 $ 131
Financials (0.0%):(b)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 1,061 412
Health Care (0.0%):(b)
Nexus AG ............................................................ 5,426 331
Industrials (0.2%):
2G Energy AG ......................................................... 11,912 326
Amadeus Fire AG ...................................................... 1,977 241
Daimler Truck Holding AG ................................................ 9,849 347
Pfeiffer Vacuum Technology AG ............................................ 1,340 214
SFC Energy AG (a) ...................................................... 6,098 163
Siemens AG , Registered Shares ............................................. 5,626 845
2,136
Information Technology (0.1%):
AIXTRON SE ......................................................... 13,296 505
Basler AG ............................................................ 7,419 112
Infineon Technologies AG ................................................. 17,905 640
PVA TePla AG (a) ....................................................... 8,166 156
SAP SE .............................................................. 2,571 358
1,771
Utilities (0.3%):
RWE AG ............................................................. 88,408 3,640
14,937
Greece (0.1%):
Energy (0.0%):(b)
Motor Oil Hellas Corinth Refineries SA ....................................... 20,020 509
Financials (0.1%):
National Bank of Greece SA (a) ............................................. 105,040 713
Industrials (0.0%):(b)
Mytilineos SA ......................................................... 12,491 507
1,729
Hong Kong (0.2%):
Consumer Discretionary (0.0%):(b)
Man Wah Holdings Ltd. .................................................. 402,800 293
Financials (0.0%):(b)
BOC Hong Kong Holdings Ltd. ............................................ 95,500 265
Industrials (0.1%):
CK Hutchison Holdings Ltd. ............................................... 55,500 302
Real Estate (0.1%):
China Resources Land Ltd. ................................................ 152,000 643
Sino Land Co. Ltd. ...................................................... 262,000 300
943
1,803
India (1.0%):
Consumer Discretionary (0.2%):
Mahindra & Mahindra Ltd. ................................................ 54,805 1,042
Raymond Ltd. ......................................................... 22,786 550
Tata Motors Ltd. ....................................................... 81,296 590
2,182
Financials (0.4%):
Axis Bank Ltd. ........................................................ 83,334 979

Victory Portfolios III
Victory Sustainable World Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Cholamandalam Investment and Finance Co. Ltd. ................................ 54,581 $ 739
ICICI Bank Ltd. , ADR ................................................... 99,064 2,295
Manappuram Finance Ltd. ................................................ 443,645 828
4,841
Health Care (0.1%):
Apollo Hospitals Enterprise Ltd. ............................................ 9,123 530
Dr Reddy's Laboratories Ltd. ............................................... 7,064 478
1,008
Industrials (0.1%):
Ashok Leyland Ltd. ..................................................... 275,834 613
Larsen & Toubro Ltd. .................................................... 27,674 903
WNS Holdings Ltd. , ADR (a) .............................................. 4,824 315
1,831
Materials (0.1%):
JK Paper Ltd. .......................................................... 76,815 338
Tata Steel Ltd. ......................................................... 482,036 715
UltraTech Cement Ltd. ................................................... 6,766 678
1,731
Utilities (0.1%):
Power Grid Corp. of India Ltd. ............................................. 244,927 723
12,316
Indonesia (0.6%):
Communication Services (0.4%):
PT Telkom Indonesia Persero Tbk ........................................... 21,309,338 5,210
Energy (0.1%):
PT Adaro Energy Indonesia Tbk ............................................ 1,763,900 309
Financials (0.1%):
PT Bank Mandiri Persero Tbk .............................................. 3,176,900 1,257
6,776
Ireland (0.5%):
Consumer Discretionary (0.1%):
PDD Holdings, Inc. , ADR (a) ............................................... 12,035 1,191
Financials (0.1%):
Bank of Ireland Group PLC ............................................... 36,853 367
Health Care (0.2%):
ICON PLC (a) ......................................................... 1,991 517
Medtronic PLC ........................................................ 27,700 2,258
2,775
Industrials (0.1%):
Johnson Controls International PLC .......................................... 21,300 1,258
Materials (0.0%):(b)
James Hardie Industries PLC (a) ............................................ 12,206 367
5,958
Israel (0.1%):
Financials (0.0%):(b)
Bank Leumi Le-Israel BM ................................................ 32,513 252
Health Care (0.1%):
Inmode Ltd. (a) ......................................................... 9,051 354

Victory Portfolios III
Victory Sustainable World Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Information Technology (0.0%):(b)
Nice Ltd. (a) ........................................................... 1,726 $ 337
943
Italy (0.6%):
Consumer Staples (0.0%):(b)
Pharmanutra SpA ....................................................... 3,161 188
Health Care (0.1%):
El.En. SpA ........................................................... 27,024 320
Recordati Industria Chimica e Farmaceutica SpA ................................ 7,913 397
717
Industrials (0.0%):(b)
Leonardo SpA ......................................................... 34,735 500
Information Technology (0.0%):(b)
Sesa SpA ............................................................. 2,773 324
Utilities (0.5%):
Enel SpA ............................................................. 69,485 466
Iren SpA ............................................................. 112,412 232
Snam SpA ............................................................ 1,012,000 5,222
5,920
7,649
Japan (5.4%):
Communication Services (0.9%):
Capcom Co. Ltd. ....................................................... 150,608 6,354
Kakaku.com, Inc. ....................................................... 338,191 4,026
Nippon Telegraph & Telephone Corp. ........................................ 627,250 724
11,104
Consumer Discretionary (0.7%):
Aucnet, Inc. ........................................................... 10,700 131
Goldwin, Inc. .......................................................... 2,900 207
Honda Motor Co. Ltd. ................................................... 14,600 472
Isuzu Motors Ltd. ....................................................... 46,700 598
Panasonic Holdings Corp. ................................................. 33,800 389
Sega Sammy Holdings, Inc. ............................................... 18,000 359
Shoei Co. Ltd. ......................................................... 21,000 356
Snow Peak, Inc. (d) ...................................................... 13,100 142
Suzuki Motor Corp. ..................................................... 9,700 381
ZOZO, Inc. ........................................................... 274,200 5,477
8,512
Consumer Staples (0.5%):
Ajinomoto Co., Inc. ..................................................... 11,700 496
Asahi Group Holdings Ltd. ................................................ 14,400 560
Create SD Holdings Co. Ltd. ............................................... 9,100 233
Daikokutenbussan Co., Ltd. ............................................... 4,700 213
Milbon Co., Ltd. ....................................................... 6,700 207
Toyo Suisan Kaisha Ltd. .................................................. 112,749 4,649
6,358
Financials (0.9%):
eGuarantee, Inc. ........................................................ 14,100 188
Mizuho Financial Group, Inc. .............................................. 543,411 8,956
ORIX Corp. ........................................................... 21,574 402
Sumitomo Mitsui Financial Group, Inc. ....................................... 18,375 840
Tokio Marine Holdings, Inc. ............................................... 20,800 459
10,845
Health Care (0.5%):
Carenet, Inc. (d) ........................................................ 27,500 167

Victory Portfolios III
Victory Sustainable World Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Hoya Corp. ........................................................... 40,102 $ 4,450
Nakanishi, Inc. ......................................................... 10,600 267
Olympus Corp. ........................................................ 17,900 242
Otsuka Holdings Co., Ltd. ................................................. 10,100 384
Shionogi & Co. Ltd. ..................................................... 8,400 369
Takara Bio, Inc. ........................................................ 20,900 204
6,083
Industrials (1.2%):
Ait Corp. ............................................................. 16,300 206
AZ-COM MARUWA Holdings, Inc. ......................................... 13,700 214
Central Japan Railway Co. ................................................ 2,900 372
F&M Co., Ltd. ......................................................... 12,100 200
Fuji Electric Co. Ltd. .................................................... 120,400 5,674
FULLCAST Holdings Co., Ltd. ............................................. 14,400 205
ITOCHU Corp. ........................................................ 25,909 972
JAC Recruitment Co. Ltd. ................................................. 15,100 279
Komatsu Ltd. .......................................................... 22,000 626
Mitsubishi Heavy Industries Ltd. ............................................ 8,500 481
Mitsui & Co. Ltd. ....................................................... 23,020 858
Nippon Yusen KK ...................................................... 186,862 4,972
TKC Corp. ........................................................... 8,200 207
15,266
Information Technology (0.4%):
Advantest Corp. ........................................................ 5,400 676
Anritsu Corp. .......................................................... 28,300 208
Avant Group Corp. ...................................................... 21,000 204
Canon, Inc. ........................................................... 14,500 357
DTS Corp. ............................................................ 9,400 208
Future Corp. .......................................................... 23,900 255
Horiba Ltd. ........................................................... 5,400 281
Micronics Japan Co., Ltd. ................................................. 14,600 218
NEC Corp. ........................................................... 10,600 559
SHIFT, Inc. (a) ......................................................... 1,500 308
TDK Corp. ........................................................... 11,300 411
Ulvac, Inc. ............................................................ 44,782 1,735
5,420
Materials (0.2%):
Fujimi, Inc. ........................................................... 9,000 208
Fuso Chemical Co., Ltd. .................................................. 7,200 211
Nippon Pillar Packing Co., Ltd. ............................................. 7,300 211
Nippon Steel Corp. ...................................................... 22,700 537
Shin-Etsu Chemical Co. Ltd. ............................................... 11,015 351
Tosoh Corp. ........................................................... 26,382 341
1,859
Real Estate (0.0%):(b)
Daiwa House Industry Co. Ltd. ............................................. 14,100 392
Utilities (0.1%):
Tokyo Gas Co. Ltd. ..................................................... 78,200 1,810
67,649
Luxembourg (0.1%):
Energy (0.0%):(b)
Tenaris SA ............................................................ 25,067 400
Materials (0.1%):
Ternium SA , ADR ...................................................... 21,701 907
1,307

Victory Portfolios III
Victory Sustainable World Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Mexico (0.3%):
Consumer Discretionary (0.0%):(b)
Alsea SAB de CV (a) .................................................... 103,439 $ 364
Consumer Staples (0.1%):
Fomento Economico Mexicano SAB de CV , ADR ............................... 8,478 954
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 119,826 270
1,224
Financials (0.1%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 147,240 1,247
Industrials (0.1%):
Grupo Aeroportuario del Pacifico SAB de CV , Class B ............................ 34,494 634
Real Estate (0.0%):(b)
Corp Inmobiliaria Vesta SAB de CV ......................................... 110,536 410
3,879
Netherlands (0.8%):
Communication Services (0.0%):(b)
Koninklijke KPN NV .................................................... 96,006 336
Consumer Discretionary (0.1%):
Stellantis NV .......................................................... 58,166 1,080
Consumer Staples (0.1%):
Koninklijke Ahold Delhaize NV ............................................ 24,040 786
Financials (0.1%):
ING Groep NV ........................................................ 33,912 480
NN Group NV (d) ....................................................... 8,570 330
810
Industrials (0.0%):(b)
AerCap Holdings NV (a) .................................................. 5,387 331
Information Technology (0.5%):
ASM International NV ................................................... 14,549 7,003
10,346
New Zealand (0.3%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 314,151 4,241
Norway (0.5%):
Consumer Staples (0.0%):(b)
Mowi ASA ........................................................... 24,434 443
Energy (0.2%):
Aker BP ASA ......................................................... 76,666 2,087
Equinor ASA .......................................................... 12,963 398
TGS ASA ............................................................ 24,718 320
2,805
Financials (0.3%):
SpareBank 1 SMN ...................................................... 238,655 3,156
Information Technology (0.0%):(b)
Bouvet ASA .......................................................... 31,371 166
6,570
Panama (0.0%):(b)
Industrials (0.0%):(b)
Copa Holdings SA , Class A ................................................ 4,212 428

Victory Portfolios III
Victory Sustainable World Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Portugal (0.0%):(b)
Energy (0.0%):(b)
Galp Energia SGPS SA ................................................... 26,884 $ 371
Puerto Rico (0.1%):
Financials (0.1%):
EVERTEC, Inc. ........................................................ 14,921 590
Qatar (0.0%):(b)
Industrials (0.0%):(b)
Industries Qatar QSC .................................................... 148,767 505
Russian Federation (0.0%):(b)
Consumer Staples (0.0%):(b)
Magnit PJSC (a) (e) (f) .................................................... 7,278 — (g)
Energy (0.0%):(b)
Gazprom PJSC (e) (f) ..................................................... 303,950 8
Rosneft Oil Co. PJSC , GDR (a) (e) (f) ......................................... 124,892 6
14
Financials (0.0%):
Sberbank of Russia PJSC , ADR (a) (e) (f) ....................................... 91,313 —
14
Saudi Arabia (0.2%):
Communication Services (0.1%):
Saudi Telecom Co. ...................................................... 64,923 689
Information Technology (0.0%):(b)
Arabian Internet & Communications Services Co. ................................ 5,206 489
Materials (0.1%):
SABIC Agri-Nutrients Co. ................................................ 19,962 732
Sahara International Petrochemical Co. ....................................... 56,428 548
1,280
2,458
Singapore (0.6%):
Consumer Staples (0.0%):(b)
Sheng Siong Group Ltd. .................................................. 210,000 236
Financials (0.5%):
DBS Group Holdings Ltd. ................................................. 20,805 512
Singapore Exchange Ltd. ................................................. 793,727 5,652
6,164
Utilities (0.1%):
Sembcorp Industries Ltd. ................................................. 153,100 606
7,006
South Africa (0.4%):
Consumer Discretionary (0.4%):
Mr Price Group Ltd. ..................................................... 678,790 4,753
South Korea (1.3%):
Communication Services (0.0%):(b)
JYP Entertainment Corp. ................................................. 3,811 323
Consumer Discretionary (0.1%):
Hyundai Mobis Co. Ltd. .................................................. 3,933 687
Kia Corp. ............................................................ 17,489 1,060
1,747

Victory Portfolios III
Victory Sustainable World Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Staples (0.0%):(b)
BGF retail Co. Ltd. ..................................................... 1,356 $ 160
Financials (0.1%):
DB Insurance Co. Ltd. ................................................... 11,862 733
Samsung Securities Co. Ltd. ............................................... 26,242 741
1,474
Health Care (0.1%):
Samsung Biologics Co. Ltd. (a) (c) ........................................... 1,342 748
Industrials (0.1%):
Hyundai Rotem Co., Ltd. (a) ............................................... 10,831 252
Samsung Engineering Co. Ltd. (a) ........................................... 23,457 603
855
Information Technology (0.9%):
HAESUNG DS Co., Ltd. ................................................. 3,122 161
Innox Advanced Materials Co. Ltd. .......................................... 20,661 593
Samsung Electronics Co. Ltd. .............................................. 215,169 10,884
11,638
16,945
Spain (0.8%):
Energy (0.0%):(b)
Repsol SA ............................................................ 24,279 375
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 1,081,370 8,531
Banco Santander SA ..................................................... 149,157 582
Bankinter SA .......................................................... 49,114 315
9,428
Information Technology (0.0%):(b)
Global Dominion Access SA (c) ............................................. 57,640 231
Utilities (0.0%):(b)
Iberdrola SA .......................................................... 39,660 470
10,504
Sweden (0.6%):
Consumer Discretionary (0.1%):
Evolution AB (c) ........................................................ 4,759 515
Financials (0.0%):(b)
Swedbank AB , Class A ................................................... 19,516 345
Health Care (0.0%):(b)
Biotage AB ........................................................... 15,338 166
Industrials (0.5%):
Atlas Copco AB , Class B ................................................. 369,972 4,261
BTS Group AB , B Shares (d) ............................................... 7,904 213
CTT Systems AB ....................................................... 8,920 185
Nibe Industrier AB , Class B ............................................... 131,483 984
Volvo AB , Class B ...................................................... 20,616 416
6,059
7,085
Switzerland (3.1%):
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA , Registered Shares ................................ 6,465 917
On Holding AG , Class A (a) ................................................ 61,727 1,780
2,697

Victory Portfolios III
Victory Sustainable World Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Consumer Staples (0.4%):
Coca-Cola HBC AG ..................................................... 17,090 $ 492
Nestle SA , Registered Shares .............................................. 40,112 4,824
5,316
Financials (1.2%):
Chubb Ltd. ........................................................... 36,517 7,335
Julius Baer Group Ltd. ................................................... 7,891 548
Partners Group Holding AG ............................................... 5,109 5,508
Swiss Life Holding AG ................................................... 876 549
UBS Group AG ........................................................ 23,906 633
14,573
Health Care (1.0%):
Coltene Holding AG , Registered Shares ....................................... 2,283 178
Novartis AG , Registered Shares ............................................. 18,483 1,860
Roche Holding AG ...................................................... 36,570 10,735
12,773
Industrials (0.1%):
ABB Ltd. , Registered Shares ............................................... 10,472 398
Kardex Holding AG , Registered Shares ....................................... 1,944 447
845
Information Technology (0.1%):
Comet Holding AG , Class R ............................................... 1,202 308
Landis+Gyr Group AG ................................................... 4,536 335
STMicroelectronics NV .................................................. 16,369 773
u-blox Holding AG ...................................................... 3,050 272
1,688
Materials (0.1%):
Glencore PLC ......................................................... 58,801 313
Holcim AG ........................................................... 12,112 801
1,114
39,006
Taiwan (2.5%):
Consumer Discretionary (0.0%):(b)
Poya International Co. Ltd. ................................................ 25,250 385
Financials (0.6%):
Cathay Financial Holding Co. Ltd. ........................................... 5,688,000 8,134
Health Care (0.1%):
Lotus Pharmaceutical Co. Ltd. ............................................. 41,000 325
Universal Vision Biotechnology Co. Ltd. ...................................... 31,164 328
653
Information Technology (1.8%):
ASE Technology Holding Co. Ltd. ........................................... 1,699,000 6,290
Gold Circuit Electronics Ltd. ............................................... 104,800 705
King Yuan Electronics Co. Ltd. ............................................. 205,000 493
Lite-On Technology Corp. ................................................ 1,524,000 6,516
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 358,000 6,153
Unimicron Technology Corp. .............................................. 155,000 897
United Microelectronics Corp. ............................................. 460,000 657
Wiwynn Corp. ......................................................... 12,000 585
22,296
31,468
Thailand (0.1%):
Energy (0.0%):(b)
PTT Exploration & Production PCL .......................................... 99,400 450

Victory Portfolios III
Victory Sustainable World Fund
15
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.1%):
SCB X PCL ........................................................... 248,900 $ 839
Real Estate (0.0%):(b)
AP Thailand PCL ....................................................... 1,097,800 398
1,687
Turkey (0.0%):(b)
Industrials (0.0%):(b)
Pegasus Hava Tasimaciligi AS (a) ............................................ 13,048 427
United Arab Emirates (0.2%):
Consumer Discretionary (0.0%):(b)
Americana Restaurants International PLC ..................................... 510,839 617
Financials (0.1%):
Emirates NBD Bank PJSC ................................................ 170,099 757
Real Estate (0.1%):
Emaar Properties PJSC ................................................... 398,217 765
2,139
United Kingdom (4.4%):
Communication Services (0.1%):
4imprint Group PLC ..................................................... 4,999 322
Informa PLC .......................................................... 46,289 428
750
Consumer Discretionary (0.7%):
Greggs PLC ........................................................... 150,782 4,700
JD Sports Fashion PLC ................................................... 352,549 647
Next PLC ............................................................ 46,209 4,083
9,430
Consumer Staples (0.7%):
Associated British Foods PLC .............................................. 19,943 502
Coca-Cola Europacific Partners PLC ......................................... 7,471 479
Diageo PLC , ADR ...................................................... 7,000 1,160
Imperial Brands PLC .................................................... 251,219 5,687
Marks & Spencer Group PLC (a) ............................................ 135,906 390
Reckitt Benckiser Group PLC .............................................. 7,698 555
Tesco PLC ............................................................ 167,632 564
9,337
Energy (0.1%):
BP PLC .............................................................. 94,681 585
Harbour Energy PLC .................................................... 63,689 201
786
Financials (0.7%):
3i Group PLC ......................................................... 40,975 1,032
HSBC Holdings PLC .................................................... 883,575 6,517
Legal & General Group PLC ............................................... 97,032 268
Standard Chartered PLC .................................................. 86,214 776
8,593
Health Care (0.2%):
AstraZeneca PLC ....................................................... 10,728 1,441
Ergomed PLC (a) ....................................................... 14,702 196
Hikma Pharmaceuticals PLC ............................................... 10,644 294
1,931
Industrials (0.7%):
Alpha Financial Markets Consulting PLC ...................................... 49,436 227
Ashtead Group PLC ..................................................... 72,857 5,082
BAE Systems PLC ...................................................... 31,994 407

Victory Portfolios III
Victory Sustainable World Fund
16
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Concentric AB ......................................................... 11,502 $ 181
Judges Scientific PLC .................................................... 3,624 432
Mitie Group PLC ....................................................... 227,910 280
Renew Holdings PLC .................................................... 36,672 334
Sensata Technologies Holding PLC .......................................... 47,200 1,776
SThree PLC ........................................................... 69,514 313
9,032
Information Technology (0.1%):
Kainos Group PLC ...................................................... 22,249 342
The Sage Group PLC .................................................... 33,504 411
753
Materials (1.1%):
Croda International PLC .................................................. 59,859 4,180
Ferroglobe PLC (a) ...................................................... 41,934 223
Rio Tinto PLC ......................................................... 145,948 8,987
Treatt PLC ............................................................ 34,714 242
13,632
Real Estate (0.0%):(b)
Safestore Holdings PLC .................................................. 28,084 307
Utilities (0.0%):(b)
Drax Group PLC ....................................................... 37,729 263
54,814
United States (57.3%):
Communication Services (4.2%):
Alphabet, Inc. , Class C (a) ................................................. 214,365 29,411
Meta Platforms, Inc. , Class A (a) ............................................ 71,349 21,112
The Trade Desk, Inc. , Class A (a) ............................................ 22,647 1,812
52,335
Consumer Discretionary (7.5%):
Acushnet Holdings Corp. ................................................. 10,131 593
Airbnb, Inc. , Class A (a) .................................................. 9,601 1,263
Amazon.com, Inc. (a) .................................................... 178,796 24,676
BJ's Restaurants, Inc. (a) .................................................. 21,467 631
Brunswick Corp. ....................................................... 3,222 255
Gentherm, Inc. (a) ....................................................... 6,259 377
Johnson Outdoors, Inc. , Class A ............................................ 7,692 430
Latham Group, Inc. (a) ................................................... 111,132 411
LKQ Corp. ........................................................... 34,800 1,828
Mattel, Inc. (a) ......................................................... 64,300 1,425
McDonald's Corp. ...................................................... 63,392 17,823
O'Reilly Automotive, Inc. (a) ............................................... 3,076 2,890
Overstock.com, Inc. (a) ................................................... 16,294 425
PulteGroup, Inc. ........................................................ 125,767 10,320
Ross Stores, Inc. ....................................................... 66,592 8,112
Samsonite International SA (a) (c) ............................................ 174,600 584
Sonos, Inc. (a) ......................................................... 31,346 432
Tesla, Inc. (a) .......................................................... 48,051 12,401
Thor Industries, Inc. ..................................................... 5,714 599
Topgolf Callaway Brands Corp. (a) ........................................... 20,156 352
Tractor Supply Co. ...................................................... 7,791 1,702
Tri Pointe Homes, Inc. (a) ................................................. 21,663 674
Ulta Beauty, Inc. (a) ..................................................... 13,921 5,778
93,981
Consumer Staples (3.2%):
Colgate-Palmolive Co. ................................................... 164,127 12,058
Keurig Dr Pepper, Inc. ................................................... 99,600 3,352
Mondelez International, Inc. , Class A ......................................... 34,800 2,480
PepsiCo, Inc. .......................................................... 79,967 14,228

Victory Portfolios III
Victory Sustainable World Fund
17
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
The Estee Lauder Cos., Inc. ............................................... 34,214 $ 5,492
U.S. Foods Holding Corp. (a) ............................................... 56,000 2,264
39,874
Energy (2.9%):
APA Corp. ............................................................ 195,756 8,582
Cactus, Inc. , Class A ..................................................... 77,828 4,151
Chevron Corp. ......................................................... 11,200 1,804
Clean Energy Fuels Corp. (a) ............................................... 58,959 251
ConocoPhillips ........................................................ 92,051 10,957
Enterprise Products Partners LP ............................................. 81,300 2,163
Expro Group Holdings NV (a) .............................................. 20,477 482
Exxon Mobil Corp. ..................................................... 23,800 2,646
Green Plains, Inc. (a) ..................................................... 7,361 229
Hess Corp. ............................................................ 16,700 2,580
RPC, Inc. ............................................................ 70,494 563
Select Water Solutions, Inc. , Class A ......................................... 59,085 476
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 42,358 446
TETRA Technologies, Inc. (a) .............................................. 173,193 951
36,281
Financials (8.5%):
Bank of America Corp. ................................................... 319,464 9,159
Blackstone, Inc. ........................................................ 11,053 1,176
Brightsphere Investment Group, Inc. ......................................... 10,892 226
Brown & Brown, Inc. .................................................... 40,500 3,001
Cboe Global Markets, Inc. ................................................ 21,800 3,264
Employers Holdings, Inc. ................................................. 9,819 385
First Busey Corp. ....................................................... 17,718 358
FleetCor Technologies, Inc. (a) .............................................. 7,300 1,984
JPMorgan Chase & Co. .................................................. 99,376 14,542
LPL Financial Holdings, Inc. ............................................... 39,607 9,133
Markel Group, Inc. (a) .................................................... 3,500 5,176
Mastercard, Inc. , Class A ................................................. 38,415 15,851
MSCI, Inc. ........................................................... 4,019 2,185
OFG Bancorp ......................................................... 9,865 297
S&P Global, Inc. ....................................................... 36,891 14,419
Synchrony Financial ..................................................... 124,410 4,016
The Goldman Sachs Group, Inc. ............................................ 1,900 623
The PNC Financial Services Group, Inc. ...................................... 30,323 3,661
The Progressive Corp. ................................................... 32,400 4,324
Unum Group .......................................................... 174,079 8,563
Visa, Inc. , Class A ...................................................... 18,285 4,492
106,835
Health Care (8.2%):
AbbVie, Inc. .......................................................... 19,100 2,807
Addus HomeCare Corp. (a) ................................................ 3,623 318
Amgen, Inc. ........................................................... 47,644 12,213
Apollo Medical Holdings, Inc. (a) ........................................... 11,487 435
Artivion, Inc. (a) ........................................................ 13,167 223
Atrion Corp. .......................................................... 633 294
BioLife Solutions, Inc. (a) ................................................. 16,954 224
Catalyst Pharmaceuticals, Inc. (a) ............................................ 36,429 511
CorVel Corp. (a) ........................................................ 3,078 666
CryoPort, Inc. (a) ....................................................... 12,599 178
CVS Health Corp. ...................................................... 112,287 7,318
Dexcom, Inc. (a) ........................................................ 23,585 2,382
Dynavax Technologies Corp. (a) ............................................. 28,302 406
Eli Lilly & Co. ......................................................... 31,907 17,683
GE HealthCare Technologies, Inc. ........................................... 17,100 1,205
Halozyme Therapeutics, Inc. (a) ............................................. 5,390 229
Humana, Inc. .......................................................... 3,000 1,385
IDEXX Laboratories, Inc. (a) ............................................... 21,502 10,996

Victory Portfolios III
Victory Sustainable World Fund
18
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Integer Holdings Corp. (a) ................................................. 3,082 $ 263
Intuitive Surgical, Inc. (a) ................................................. 5,432 1,698
Johnson & Johnson ..................................................... 85,550 13,832
Lantheus Holdings, Inc. (a) ................................................ 5,183 355
LeMaitre Vascular, Inc. ................................................... 12,852 743
McKesson Corp. ....................................................... 3,300 1,361
Merck & Co., Inc. ...................................................... 32,300 3,520
Neogen Corp. (a) ....................................................... 22,038 510
STAAR Surgical Co. (a) .................................................. 4,606 200
Tandem Diabetes Care, Inc. (a) .............................................. 7,550 207
The Cigna Group ....................................................... 9,500 2,624
The Joint Corp. (a) ...................................................... 12,112 113
Thermo Fisher Scientific, Inc. .............................................. 3,190 1,777
U.S. Physical Therapy, Inc. ................................................ 3,108 313
UFP Technologies, Inc. (a) ................................................. 4,292 754
UnitedHealth Group, Inc. ................................................. 21,227 10,116
Veeva Systems, Inc. , Class A (a) ............................................. 8,549 1,784
Vericel Corp. (a) ........................................................ 17,873 587
Zoetis, Inc. ........................................................... 11,450 2,181
102,411
Industrials (4.4%):
AAON, Inc. ........................................................... 11,021 695
Allied Motion Technologies, Inc. ............................................ 13,482 459
CoStar Group, Inc. (a) .................................................... 27,359 2,243
Delta Air Lines, Inc. ..................................................... 198,922 8,530
Eaton Corp. PLC ....................................................... 70,212 16,175
Encore Wire Corp. ...................................................... 2,022 333
FedEx Corp. .......................................................... 7,200 1,879
Forward Air Corp. ...................................................... 1,377 98
General Dynamics Corp. .................................................. 4,900 1,111
Leidos Holdings, Inc. .................................................... 27,600 2,691
Lennox International, Inc. ................................................. 27,402 10,325
NOW, Inc. (a) .......................................................... 48,646 543
PACCAR, Inc. ......................................................... 15,100 1,243
Parker-Hannifin Corp. ................................................... 3,600 1,501
Quanta Services, Inc. .................................................... 9,241 1,939
RTX Corp. ............................................................ 15,400 1,325
The Greenbrier Cos., Inc. ................................................. 14,792 630
Transcat, Inc. (a) ........................................................ 8,802 897
Uber Technologies, Inc. (a) ................................................ 64,183 3,031
55,648
Information Technology (15.1%):
Adobe, Inc. (a) ......................................................... 5,599 3,132
Advanced Energy Industries, Inc. ........................................... 5,688 672
Ambarella, Inc. (a) ...................................................... 2,966 184
Amphenol Corp. , Class A ................................................. 19,900 1,759
Analog Devices, Inc. .................................................... 6,800 1,236
Apple, Inc. ........................................................... 248,245 46,638
Applied Materials, Inc. ................................................... 13,300 2,032
Arista Networks, Inc. (a) .................................................. 17,034 3,325
Broadcom, Inc. ........................................................ 3,476 3,208
Cadence Design Systems, Inc. (a) ............................................ 15,535 3,735
Cisco Systems, Inc. ..................................................... 185,715 10,651
ePlus, Inc. (a) .......................................................... 13,976 928
Fortinet, Inc. (a) ........................................................ 164,863 9,926
Grid Dynamics Holdings, Inc. (a) ............................................ 40,021 465
Insight Enterprises, Inc. (a) ................................................ 4,321 692
Microsoft Corp. ........................................................ 137,196 44,967
Motorola Solutions, Inc. .................................................. 8,085 2,293
Napco Security Technologies, Inc. ........................................... 20,076 497
NVIDIA Corp. ......................................................... 65,690 32,421
Palo Alto Networks, Inc. (a) ................................................ 12,742 3,100

Victory Portfolios III
Victory Sustainable World Fund
19
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Perficient, Inc. (a) ....................................................... 7,487 $ 478
Salesforce, Inc. (a) ...................................................... 5,900 1,307
ServiceNow, Inc. (a) ..................................................... 5,670 3,339
Texas Instruments, Inc. ................................................... 66,288 11,140
Zebra Technologies Corp. (a) ............................................... 4,300 1,182
189,307
Materials (0.6%):
Alcoa Corp. ........................................................... 119,349 3,590
Hawkins, Inc. ......................................................... 9,005 560
PPG Industries, Inc. ..................................................... 15,200 2,155
Schnitzer Steel Industries, Inc. ............................................. 7,001 232
Sealed Air Corp. ....................................................... 34,800 1,290
7,827
Real Estate (0.9%):
Equity LifeStyle Properties, Inc. ............................................ 27,300 1,828
Invitation Homes, Inc. ................................................... 47,300 1,612
Prologis, Inc. .......................................................... 66,888 8,307
11,747
Utilities (1.8%):
Constellation Energy Corp. ................................................ 91,857 9,568
Exelon Corp. .......................................................... 52,500 2,106
MGE Energy, Inc. ...................................................... 85,033 6,159
Vistra Corp. ........................................................... 128,200 4,028
21,861
718,107
Total Common Stocks (Cost $936,308) 1,228,747
Rights (0.0%)(b)
Canada (0.0%):(b)
Information Technology (0.0%):(b)
Constellation Software, Inc. , Expires 10/2/23 (a) ................................. 5,434 3
Total Rights (Cost $–) 3
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (a) (h) ........................................... 5,434 —
Total Warrants (Cost $–) —
Exchange-Traded Funds (0.2%)
United States (0.2%):
iShares Core MSCI EAFE ETF ............................................. 15,663 1,048
iShares MSCI EAFE Small-Cap ETF ......................................... 5,549 329
iShares Russell 2000 ETF ................................................. 1,719 324
1,701
Total Exchange-Traded Funds (Cost $1,724) 1,701
Collateral for Securities Loaned (0.0%)^
United States (0.0%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .23% (i) ........ 179,133 179
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .25% (i) ............ 179,133 179
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (i) ................ 179,133 179
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .25% (i) . 179,133 180
Total Collateral for Securities Loaned (Cost $717) 717
Total Investments (Cost $938,749) — 98.2% 1,231,168
Other assets in excess of liabilities — 1.8% 22,245
NET ASSETS - 100.00% $ 1,253,413

Victory Portfolios III
Victory Sustainable World Fund
20
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
8/13/2021
$ 1,231
Magnit PJSC ...............................................
9/16/2021
568
Rosneft Oil Co. PJSC , GDR ....................................
4/6/2021
964
Sberbank of Russia PJSC , ADR ..................................
3/26/2021
1,405
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$7,934 (thousands) and amounted to 0.6% of net assets.
(d) All or a portion of this security is on loan.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of August 31, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at August 31, 2023 (amounts in thousands).
(g) Rounds to less than $1 thousand.
(h) This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(i) Rate disclosed is the daily yield on August 31, 2023.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
LP—Limited Partnership
PCL—Public Company Limited
PLC—Public Limited Company

Statement of Assets and Liabilities
August 31, 2023
21
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Sustainable
World Fund
Assets:
Investments, at value (Cost $938,749) $ 1,231,168 (a)
Foreign currency, at value (Cost $977) 1,006
Cash 15,345
Receivables:
Interest and dividends 2,055
Capital shares issued 66
Investments sold 13,145
From Adviser 7
Reclaims 2,353
Prepaid expenses 40
Total Assets 1,265,185
Liabilities:
Payables:
Collateral received on loaned securities 717
Investments purchased 8,824
Capital shares redeemed 480
Accrued foreign capital gains taxes 524
Accrued expenses and other payables:
Investment advisory fees 794
Administration fees 159
Custodian fees 36
Transfer agent fees 113
Compliance fees 1
Trustees' fees 1
12b-1 fees — (b)
Other accrued expenses 123
Total Liabilities 11,772
Commitments and contingencies (Note 4 )
Net Assets:
Capital 981,856
Total accumulated earnings/(loss) 271,557
Net Assets $ 1,253,413
Net Assets
Fund Shares $ 1,245,901
Institutional Shares 3,650
Class A 3,862
Total $ 1,253,413
Shares (unlimited number of shares authorized with no par value):
Fund Shares 49,400
Institutional Shares 144
Class A 153
Total 49,697
Net asset value, offering (except Class A) and redemption price per share:(c)
Fund Shares $ 25 .22
Institutional Shares 25 .31
Class A 25 .27
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 26 .81
(a) Includes $660 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
22
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory
Sustainable World
Fund
Investment Income:
Dividends $ 16,809
Interest 202
Securities lending (net of fees) 68
Foreign tax withholding (1,313)
Total Income 15,766
Expenses:
Investment advisory fees 4,525
Administration fees — Fund Shares 917
Administration fees — Institutional Shares 2
Administration fees — Class A 3
Sub-Administration fees 55
12b-1 fees — Class A 5
Custodian fees 128
Transfer agent fees — Fund Shares 620
Transfer agent fees — Institutional Shares 2
Transfer agent fees — Class A 2
Trustees' fees 24
Compliance fees 6
Legal and audit fees 85
State registration and filing fees 37
Line of credit fees — (a)
Other expenses 90
Total Expenses 6,501
Expenses waived/reimbursed by Adviser (23)
Net Expenses 6,478
Net Investment Income (Loss) 9,288
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 27,304
Foreign taxes on realized gains (6)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 97,998
Net change in accrued foreign taxes on unrealized gains (503)
Net realized/unrealized gains (losses) on investments 124,793
Change in net assets resulting from operations $ 134,081
(a)
Rounds to less than $1 thousand.

23
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sustainable World Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 9,288 $ 8,345 $ 12,802
Net realized gains (losses) 27,298 (35,792) 48,901
Net change in unrealized appreciation/depreciation 97,495 (1,060) (186,988)
Change in net assets resulting from operations 134,081 (28,507) (125,285)
Distributions to Shareholders:
Fund Shares — (32,058) (247,859)
Institutional Shares — (127) (505)
Class A — (106) (464)
Change in net assets resulting from distributions to shareholders — (32,291) (248,828)
Change in net assets resulting from capital transactions (52,824) (49,516) 143,070
Change in net assets 81,257 (110,314) (231,043)
Net Assets:
Beginning of period 1,172,156 1,282,470 1,513,513
End of period $ 1,253,413 $ 1,172,156 $ 1,282,470
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

24
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sustainable World Fund
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 21,202 $ 29,270 $ 72,669
Distributions reinvested — 31,606 245,078
Cost of shares redeemed (72,224) (109,763) (180,222)
Total Fund Shares $ (51,022) $ (48,887) $ 137,525
Institutional Shares
Proceeds from shares issued $ 1,287 $ 3,805 $ 4,067
Distributions reinvested — 125 496
Cost of shares redeemed (2,201) (4,915) (1,169)
Total Institutional Shares $ (914) $ (985) $ 3,394
Class A
Proceeds from shares issued $ 514 $ 472 $ 2,341
Distributions reinvested — 83 253
Cost of shares redeemed (1,402) (199) (443)
Total Class A $ (888) $ 356 $ 2,151
Change in net assets resulting from capital transactions $ (52,824) $ (49,516) $ 143,070
Share Transactions:
Fund Shares
Issued 884 1,319 2,521
Reinvested — 1,420 8,958
Redeemed (3,004) (4,937) (6,358)
Total Fund Shares (2,120) (2,198) 5,121
Institutional Shares
Issued 53 169 161
Reinvested — 6 18
Redeemed (92) (215) (42)
Total Institutional Shares (39) (40) 137
Class A
Issued 21 20 89
Reinvested — 4 9
Redeemed (59) (9) (15)
Total Class A (38) 15 83
Change in Shares (2,197) (2,223) 5,341
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
25
See notes to financial statements.
Victory Sustainable World Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $22.59 $23.70 $31.03 $23.38 $30.71 $31.82
Investment Activities:
Net investment income (loss) 0.18(b) 0.16(b) 0.25(b) 0.23(b) 0.27(b) 0.33
Net realized and unrealized gains (losses) 2.45 (0.65) (2.36) 8.74 2.87 0.51
Total from Investment Activities 2.63 (0.49) (2.11) 8.97 3.14 0.84
Distributions to Shareholders from:
Net investment income — (0.09) (0.27) (0.18) (0.32) (0.28)
Net realized gains — (0.53) (4.95) (1.14) (10.15) (1.67)
Total Distributions — (0.62) (5.22) (1.32) (10.47) (1.95)
Net Asset Value, End of Period $25.22 $22.59 $23.70 $31.03 $23.38 $30.71
Total Return(c)(d) 11.64% (2.01)% (8.90)% 39.07% 7.81% 3.23%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.05% 1.09% 1.05% 1.05% 1.07% 1.09%
Net Investment Income (Loss)(e) 1.51% 0.95% 0.87% 0.86% 0.98% 1.09%
Gross Expenses(e)(f) 1.05% 1.09% 1.05% 1.05% 1.07% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $1,245,901 $1,163,680 $1,272,993 $1,507,963 $1,228,986 $1,280,661
Portfolio Turnover(c)(i) 16% 23% 37%(j) 88% 103%(k) 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year subadvisor termination.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Sustainable World Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $22.66 $23.78 $31.10 $23.42 $30.74 $31.75
Investment Activities:
Net investment income (loss) 0.20(b) 0.17(b) 0.31(b) 0.24(b) 0.29(b) 0.38
Net realized and unrealized gains (losses) 2.45 (0.65) (2.41) 8.77 2.86 0.48
Total from Investment Activities 2.65 (0.48) (2.10) 9.01 3.15 0.86
Distributions to Shareholders from:
Net investment income — (0.11) (0.27) (0.19) (0.32) (0.20)
Net realized gains — (0.53) (4.95) (1.14) (10.15) (1.67)
Total Distributions — (0.64) (5.22) (1.33) (10.47) (1.87)
Net Asset Value, End of Period $25.31 $22.66 $23.78 $31.10 $23.42 $30.74
Total Return(c)(d) 11.69% (1.96)% (8.87)% 39.17% 7.85% 3.29%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.99% 1.00% 1.00% 0.99% 1.00% 1.05%(i)
Net Investment Income (Loss)(e) 1.62% 1.01% 1.10% 0.87% 1.00% 1.13%
Gross Expenses(e)(f) 1.66% 1.49% 1.29% 1.27% 1.13% 1.11%
Supplemental Data:
Net Assets at end of period (000's) $3,650 $4,140 $5,301 $2,660 $6,143 $12,567
Portfolio Turnover(c)(j) 16% 23% 37%(k) 88% 103%(l) 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Effective October 1, 2018, USAA Asset Management Company (previous Adviser) had voluntarily agreed to limit the annual expenses of the Institutional
Shares to 1.00% of the Institutional Shares’ average daily net assets.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) Reflects a return to normal trading levels after a prior year subadvisor termination.
(l) Reflects increased trading activity due to current year transition or asset allocation shift.

27
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sustainable World Fund
Class A
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $22.66 $23.77 $31.06 $23.40 $30.77 $31.86
Investment Activities:
Net investment income (loss)(b) 0.15 0.11 0.19 0.15 0.19 0.24
Net realized and unrealized gains (losses) 2.46 (0.65) (2.40) 8.76 2.86 0.53
Total from Investment Activities 2.61 (0.54) (2.21) 8.91 3.05 0.77
Distributions to Shareholders from:
Net investment income — (0.04) (0.13) (0.11) (0.27) (0.19)
Net realized gains — (0.53) (4.95) (1.14) (10.15) (1.67)
Total Distributions — (0.57) (5.08) (1.25) (10.42) (1.86)
Net Asset Value, End of Period $25.27 $22.66 $23.77 $31.06 $23.40 $30.77
Total Return (excludes sales charge)(c)(d) 11.52% (2.19)% (9.18)% 38.73% 7.49% 2.98%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 1.33% 1.35% 1.32% 1.32% 1.35% 1.35%
Net Investment Income (Loss)(e) 1.26% 0.68% 0.67% 0.53% 0.68% 0.76%
Gross Expenses(e)(f) 1.87% 1.83% 1.68% 1.62% 1.43% 1.46%
Supplemental Data:
Net Assets at end of period (000's) $3,862 $4,336 $4,176 $2,890 $6,425 $8,133
Portfolio Turnover(c)(i) 16% 23% 37%(j) 88% 103%(k) 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) Reflects a return to normal trading levels after a prior year subadvisor termination.
(k) Reflects increased trading activity due to current year transition or asset allocation shift.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
28
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Sustainable World Fund (the “Fund”). The Fund offers three classes of shares:
Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
29
(Unaudited)
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of August
31, 2023, the Fund had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or
Level 1 Level 2 Level 3 Total
Victory Sustainable World Fund
Common Stocks ............................................... $ 807,423 $ 421,310 $ 14 $ 1,228,747
Rights ...................................................... 3 — — 3
Warrants* ................................................... — — — * —
Exchange-Traded Funds ......................................... 1,701 — — 1,701
Collateral for Securities Loaned ................................... 717 — — 717
Total ....................................................... $ 809,844 $ 421,310 $ 14 $ 1,231,168
* Zero market value security.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
30
(Unaudited)
accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Fund’s securities lending transactions as of August 31, 2023.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
The Fund filed for additional European Union (“EU”) reclaims related to prior years. These EU reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. For the six months ended August 31, 2023, the Fund recognized $132 thousand in
EU reclaims and $6 thousand in related interest and entitlements. These EU reclaims are reflected on the Statement of Operations as Dividend
Income. The related interest and entitlement are reflected on the Statement of Operations as Interest Income. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund may enter in a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Fund’s shareholders. For the period ended August 31, 2023, the Fund did not enter into any closing agreements.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Victory Sustainable World Fund ...................................... $ 660 $ — $ 717

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
31
(Unaudited)
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of the largest funds within the Lipper
Global Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a)
Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $(89), less than $(1), and less than $(1) for Fund Shares, Institutional
Shares, and Class A, in thousands, respectively. Performance adjustments were (0.01)%, (0.01)%, and (0.02)% for Fund Shares, Institutional
Shares, and Class A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board
Excluding U.S. Government
Securities
Purchases Sales
Victory Sustainable World Fund ............................................................... $ 189,326 $ 237,811
Over/Under Performance Relative to Index Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 100 to 400 +/- 4
+/- 401 to 700 +/- 5
+/- 701 and greater +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
32
(Unaudited)
and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31,
2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2023, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 1.09%, 1.00%, and 1.35% for Fund Shares, Institutional Shares,
and Class A, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
33
(Unaudited)
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Global markets, or those in a particular region, may all react in similar fashion to important political, economic, or other developments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable and make such investments riskier and more volatile. Certain Russian securities held by the Fund had declared dividends, however there is no assurance these dividends can be collected by the Fund. As a result, all such dividend receivables related to these Russian securities are valued at zero as of the current fiscal year-end.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Sustainable World Fund ................................ $ 30 $ 21 $ 32 $ 23 $ 106

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
34
(Unaudited)
that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory Sustainable World Fund ........................................... $ (35,759) $ (12,739) $ (48,498)

Supplemental Information
August 31, 2023
Victory Portfolios III
35
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Sustainable World Fund
Fund Shares ............................
$ 1,000.00 $ 1,116.40 $ 1,019.86 $ 5.59 $ 5.33 1.05%
Institutional Shares .......................
1,000.00 1,116.90 1,020.16 5.27 5.03 0.99%
Class A ...............................
1,000.00 1,115.20 1,018.45 7.07 6.75 1.33%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23412-1023

August 31, 2023
Semi Annual Report
Victory Target Managed Allocation Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
9
Statement of Operations
10
Statements of Changes in Net Assets
11
Financial Highlights
12
Notes to Financial Statements 13
Supplemental Information
Proxy Voting and Portfolio Holdings Information
20
Expense Example
20
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Target Managed Allocation Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to maximize total return primarily through capital appreciation.
Sector Allocation*:
August 31, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining sectors which are each under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Target Managed Allocation Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (86.8%)
Communication Services (6.9%):
Alphabet, Inc. , Class A (a) ................................................. 56,760 $ 7,729
AT&T, Inc. ........................................................... 60,908 901
Comcast Corp. , Class A .................................................. 37,850 1,770
Deutsche Telekom AG , ADR ............................................... 62,343 1,334
KDDI Corp. ........................................................... 58,500 1,739
Meta Platforms, Inc. , Class A (a) ............................................ 14,582 4,315
Netflix, Inc. (a) ......................................................... 2,821 1,223
Nintendo Co. Ltd. ...................................................... 31,700 1,359
Singapore Telecommunications Ltd. ......................................... 713,400 1,254
SoftBank Corp. ........................................................ 240,700 2,761
SoftBank Group Corp. ................................................... 29,800 1,336
The Walt Disney Co. (a) .................................................. 18,371 1,537
T-Mobile U.S., Inc. (a) .................................................... 17,996 2,452
Verizon Communications, Inc. .............................................. 36,664 1,282
WPP PLC , ADR ........................................................ 13,071 633
31,625
Consumer Discretionary (10.2%):
Amazon.com, Inc. (a) .................................................... 53,543 7,390
Booking Holdings, Inc. (a) ................................................. 375 1,164
Cie Financiere Richemont SA , ADR (a) ....................................... 80,124 1,133
Compass Group PLC , ADR ................................................ 36,168 910
Fast Retailing Co. Ltd. ................................................... 4,600 1,055
Ford Motor Co. ........................................................ 117,549 1,426
General Motors Co. ..................................................... 21,764 729
Hermes International SCA , ADR ............................................ 6,109 1,259
Hilton Worldwide Holdings, Inc. ............................................ 6,793 1,010
Honda Motor Co. Ltd. , ADR ............................................... 50,045 1,618
InterContinental Hotels Group PLC , ADR ..................................... 13,989 1,063
Kering SA , ADR ....................................................... 18,017 966
Lowe's Cos., Inc. ....................................................... 5,556 1,281
LVMH Moet Hennessy Louis Vuitton SE , ADR ................................. 11,447 1,938
McDonald's Corp. ...................................................... 5,828 1,639
Mercedes-Benz Group AG , ADR ............................................ 60,805 1,110
Nike, Inc. , Class B ...................................................... 10,835 1,102
Oriental Land Co. Ltd. ................................................... 27,500 991
Panasonic Holdings Corp. ................................................. 107,300 1,235
Prosus NV , ADR (a) ..................................................... 64,981 895
Sony Group Corp. ...................................................... 18,000 1,498
Sony Group Corp. , ADR .................................................. 13,053 1,086
Starbucks Corp. ........................................................ 10,414 1,015
Suzuki Motor Corp. ..................................................... 32,500 1,277
Tesla, Inc. (a) .......................................................... 13,377 3,452
The Home Depot, Inc. ................................................... 5,802 1,916
The TJX Cos., Inc. ...................................................... 31,257 2,891
Toyota Motor Corp. ..................................................... 122,700 2,114
Toyota Motor Corp. , ADR ................................................. 9,733 1,675
46,838
Consumer Staples (6.2%):
Ajinomoto Co., Inc. ..................................................... 17,400 737
British American Tobacco PLC , ADR ........................................ 31,900 1,059
Church & Dwight Co., Inc. ................................................ 13,138 1,271
Costco Wholesale Corp. .................................................. 2,295 1,261
Diageo PLC , ADR ...................................................... 7,155 1,185
Hormel Foods Corp. ..................................................... 51,524 1,988
Japan Tobacco, Inc. ..................................................... 32,600 714
L'Oreal SA , ADR ....................................................... 12,360 1,086
Mondelez International, Inc. , Class A ......................................... 23,338 1,663
Nestle SA , ADR ........................................................ 28,140 3,380
PepsiCo, Inc. .......................................................... 11,247 2,001
Philip Morris International, Inc. ............................................. 15,361 1,476

Victory Portfolios III
Victory Target Managed Allocation Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Reckitt Benckiser Group PLC .............................................. 15,412 $ 1,112
Seven & i Holdings Co. Ltd. ............................................... 19,100 784
Shiseido Co. Ltd. ....................................................... 23,500 954
The Coca-Cola Co. ...................................................... 30,675 1,835
The Procter & Gamble Co. ................................................ 16,539 2,553
Unilever PLC , ADR ..................................................... 30,411 1,552
Walmart, Inc. .......................................................... 11,439 1,860
28,471
Energy (3.8%):
BP PLC .............................................................. 214,755 1,327
Chevron Corp. ......................................................... 11,978 1,930
ConocoPhillips ........................................................ 11,182 1,331
Enbridge, Inc. ......................................................... 20,452 717
EOG Resources, Inc. .................................................... 7,223 929
Equinor ASA , ADR ..................................................... 28,147 860
Exxon Mobil Corp. ..................................................... 32,821 3,649
Occidental Petroleum Corp. ............................................... 9,221 579
Shell PLC , ADR ....................................................... 40,083 2,489
Suncor Energy, Inc. ..................................................... 20,326 689
Targa Resources Corp. ................................................... 9,718 838
TotalEnergies SE , ADR .................................................. 34,350 2,161
17,499
Financials (13.1%):
Allianz SE , ADR ....................................................... 87,087 2,115
American Express Co. ................................................... 7,033 1,111
ARMOUR Residential REIT, Inc. ........................................... 163,409 802
AXA SA , ADR ........................................................ 56,526 1,701
Banco Santander SA , ADR ................................................ 313,207 1,212
Bank of America Corp. ................................................... 54,038 1,549
Bank of Montreal ....................................................... 12,059 1,038
Berkshire Hathaway, Inc. , Class B (a) ......................................... 10,011 3,606
BlackRock, Inc. ........................................................ 1,704 1,194
BNP Paribas SA , ADR ................................................... 38,579 1,248
Dai-ichi Life Holdings, Inc. ............................................... 43,700 812
Fiserv, Inc. (a) .......................................................... 17,178 2,085
Hong Kong Exchanges & Clearing Ltd. , ADR .................................. 16,574 645
HSBC Holdings PLC , ADR ............................................... 47,095 1,758
Huntington Bancshares, Inc. ............................................... 71,363 791
ING Groep NV ........................................................ 96,552 1,368
Intesa Sanpaolo SpA , ADR ................................................ 65,698 1,059
Investor AB , Class B .................................................... 94,129 1,813
JPMorgan Chase & Co. .................................................. 17,789 2,603
Loews Corp. .......................................................... 29,187 1,812
Mastercard, Inc. , Class A ................................................. 5,269 2,174
Mitsubishi UFJ Financial Group, Inc. ......................................... 188,600 1,505
Mitsubishi UFJ Financial Group, Inc. , ADR .................................... 155,663 1,234
Mizuho Financial Group, Inc. .............................................. 107,600 1,773
Morgan Stanley ........................................................ 32,353 2,755
Nomura Holdings, Inc. , ADR .............................................. 347,748 1,349
PayPal Holdings, Inc. (a) .................................................. 25,303 1,582
Prudential Financial, Inc. ................................................. 13,197 1,249
Royal Bank of Canada ................................................... 12,465 1,123
Sumitomo Mitsui Financial Group, Inc. ....................................... 45,700 2,090
The Bank of Nova Scotia ................................................. 16,292 773
The Charles Schwab Corp. ................................................ 12,469 738
The Goldman Sachs Group, Inc. ............................................ 3,441 1,128
The Hartford Financial Services Group, Inc. .................................... 12,052 866
The Progressive Corp. ................................................... 10,911 1,456
The Toronto-Dominion Bank ............................................... 16,900 1,031
Tokio Marine Holdings, Inc. ............................................... 47,100 1,040
UBS Group AG ........................................................ 60,710 1,622
Visa, Inc. , Class A ...................................................... 9,249 2,272

Victory Portfolios III
Victory Target Managed Allocation Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Wells Fargo & Co. ...................................................... 29,181 $ 1,205
Zurich Insurance Group AG , ADR (a) ......................................... 18,156 851
60,138
Health Care (12.0%):
Abbott Laboratories ..................................................... 13,308 1,369
AbbVie, Inc. .......................................................... 27,846 4,092
Amgen, Inc. ........................................................... 4,401 1,128
AstraZeneca PLC , ADR .................................................. 25,700 1,743
Bayer AG , ADR ........................................................ 66,780 916
Bristol-Myers Squibb Co. ................................................. 18,723 1,154
CVS Health Corp. ...................................................... 12,872 839
Daiichi Sankyo Co. Ltd. .................................................. 41,500 1,222
Danaher Corp. ......................................................... 5,675 1,504
Elevance Health, Inc. .................................................... 2,453 1,084
Eli Lilly & Co. ......................................................... 5,147 2,852
EssilorLuxottica SA , ADR ................................................ 10,779 1,017
Gilead Sciences, Inc. .................................................... 13,056 999
GSK PLC , ADR ........................................................ 27,739 975
Hoya Corp. ........................................................... 11,900 1,320
Humana, Inc. .......................................................... 2,828 1,306
Intuitive Surgical, Inc. (a) ................................................. 3,992 1,248
Johnson & Johnson ..................................................... 14,089 2,278
Lonza Group AG , ADR .................................................. 17,154 946
Medtronic PLC ........................................................ 11,479 936
Merck & Co., Inc. ...................................................... 15,237 1,661
Novartis AG , ADR ...................................................... 21,390 2,149
Novo Nordisk A/S , ADR .................................................. 18,035 3,348
Olympus Corp. ........................................................ 53,100 717
Pfizer, Inc. ............................................................ 33,284 1,178
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,409 1,165
Roche Holding AG , ADR ................................................. 64,609 2,367
Sanofi , ADR .......................................................... 27,460 1,460
Stryker Corp. .......................................................... 4,039 1,145
Takeda Pharmaceutical Co. Ltd. ............................................ 28,400 878
The Cigna Group ....................................................... 3,830 1,058
The Ensign Group, Inc. ................................................... 7,353 737
Thermo Fisher Scientific, Inc. .............................................. 2,837 1,581
UnitedHealth Group, Inc. ................................................. 10,767 5,131
Vertex Pharmaceuticals, Inc. (a) ............................................. 4,092 1,425
54,928
Industrials (10.6%):
3M Co. .............................................................. 9,288 991
ABB Ltd. , ADR ........................................................ 39,948 1,514
Adyen NV , ADR (a) ..................................................... 50,136 418
Airbus SE , ADR ....................................................... 43,378 1,591
Amadeus IT Group SA , ADR .............................................. 13,473 923
AMETEK, Inc. ........................................................ 10,356 1,652
Atlas Copco AB , Class A , ADR ............................................. 91,485 1,210
Canadian National Railway Co. ............................................. 7,589 855
Caterpillar, Inc. ........................................................ 4,471 1,257
Daikin Industries Ltd. , ADR ............................................... 55,999 967
Deere & Co. .......................................................... 2,325 955
DHL Group , ADR ...................................................... 21,903 1,022
Dover Corp. ........................................................... 8,414 1,248
DSV A/S , Class A , ADR .................................................. 7,933 754
Experian PLC , ADR ..................................................... 27,956 976
FANUC Corp. ......................................................... 39,100 1,112
General Electric Co. ..................................................... 16,325 1,869
Hitachi Ltd. , ADR (a) .................................................... 9,454 1,258
Honeywell International, Inc. .............................................. 8,252 1,551
ITOCHU Corp. ........................................................ 52,700 1,978
Lockheed Martin Corp. ................................................... 2,366 1,061

Victory Portfolios III
Victory Target Managed Allocation Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Marubeni Corp. ........................................................ 81,600 $ 1,333
Mitsubishi Corp. ....................................................... 40,100 1,978
Mitsui & Co. Ltd. ....................................................... 48,100 1,792
Nidec Corp. ........................................................... 29,600 1,540
Parker-Hannifin Corp. ................................................... 3,341 1,393
Recruit Holdings Co. Ltd. ................................................. 51,300 1,828
RELX PLC , ADR ...................................................... 45,021 1,464
RTX Corp. ............................................................ 14,741 1,268
Safran SA ............................................................ 9,627 1,543
Schneider Electric SE , ADR ............................................... 48,240 1,656
Siemens AG , ADR ...................................................... 17,263 1,297
SMC Corp. ........................................................... 3,000 1,458
The Boeing Co. (a) ...................................................... 4,797 1,075
Union Pacific Corp. ..................................................... 12,946 2,855
United Parcel Service, Inc. , Class B .......................................... 6,308 1,069
48,711
Information Technology (16.7%):
Accenture PLC , Class A .................................................. 5,515 1,786
Adobe, Inc. (a) ......................................................... 3,167 1,771
Advanced Micro Devices, Inc. (a) ............................................ 14,810 1,566
Amphenol Corp. , Class A ................................................. 22,160 1,958
Apple, Inc. ........................................................... 88,420 16,611
Applied Materials, Inc. ................................................... 8,500 1,298
ASML Holding NV , NYS ................................................. 3,506 2,316
Broadcom, Inc. ........................................................ 2,606 2,405
Cisco Systems, Inc. ..................................................... 32,561 1,867
Fujitsu Ltd. ........................................................... 10,800 1,350
Infineon Technologies AG , ADR ............................................ 23,284 835
Insight Enterprises, Inc. (a) ................................................ 5,776 925
Intel Corp. ............................................................ 30,204 1,061
International Business Machines Corp. ........................................ 8,994 1,321
Intuit, Inc. ............................................................ 2,364 1,281
Keyence Corp. ......................................................... 5,300 2,201
Knowles Corp. (a) ....................................................... 43,759 701
Microsoft Corp. ........................................................ 50,875 16,675
Murata Manufacturing Co. Ltd. ............................................. 39,500 2,210
Nokia Oyj , ADR ....................................................... 184,648 737
NVIDIA Corp. ......................................................... 12,730 6,283
Oracle Corp. .......................................................... 12,930 1,557
Qualcomm, Inc. ........................................................ 8,938 1,024
Salesforce, Inc. (a) ...................................................... 7,029 1,557
SAP SE , ADR ......................................................... 13,075 1,826
ServiceNow, Inc. (a) ..................................................... 1,830 1,078
Texas Instruments, Inc. ................................................... 8,180 1,375
Tokyo Electron Ltd. ..................................................... 7,200 1,069
76,644
Materials (3.5%):
Air Liquide SA , ADR .................................................... 54,403 1,968
Amcor PLC ........................................................... 63,872 622
BASF SE , ADR ........................................................ 69,042 871
Corteva, Inc. .......................................................... 18,181 918
DuPont de Nemours, Inc. ................................................. 11,543 888
Eastman Chemical Co. ................................................... 7,980 678
Freeport-McMoRan, Inc. ................................................. 15,914 635
Givaudan SA , ADR ..................................................... 10,666 711
Glencore PLC , ADR ..................................................... 81,817 866
H.B. Fuller Co. ........................................................ 11,668 846
Linde PLC ............................................................ 3,993 1,545
Mondi PLC ........................................................... 40,795 678
Nippon Steel Corp. ...................................................... 47,400 1,121
Rio Tinto PLC , ADR .................................................... 15,533 971
Shin-Etsu Chemical Co. Ltd. , ADR .......................................... 72,792 1,158

Victory Portfolios III
Victory Target Managed Allocation Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Shares Value
Sika AG , ADR ......................................................... 27,853 $ 790
Svenska Cellulosa AB SCA , Class B ......................................... 63,039 840
16,106
Real Estate (1.9%):
Agree Realty Corp. ..................................................... 13,713 848
American Tower Corp. ................................................... 11,994 2,175
Essential Properties Realty Trust, Inc. ........................................ 36,834 885
LXP Industrial Trust ..................................................... 91,448 898
Mid-America Apartment Communities, Inc. .................................... 7,345 1,067
Prologis, Inc. .......................................................... 10,269 1,275
Retail Opportunity Investments Corp. ........................................ 50,622 681
SITE Centers Corp. ..................................................... 72,328 965
8,794
Utilities (1.9%):
American Electric Power Co., Inc. ........................................... 13,596 1,066
Avista Corp. .......................................................... 16,115 536
Enel SpA , ADR ........................................................ 218,911 1,459
Eversource Energy ...................................................... 15,147 967
Iberdrola SA .......................................................... 120,819 1,433
National Grid PLC , ADR ................................................. 12,644 799
NextEra Energy, Inc. .................................................... 18,094 1,209
Xcel Energy, Inc. ....................................................... 18,107 1,034
8,503
Total Common Stocks (Cost $362,905)
a
a
a
398,257
Exchange-Traded Funds (7.6%)
SPDR Gold Shares (a) .................................................... 194,696 35,049
Total Exchange-Traded Funds (Cost $34,009)
a
a
a
35,049
Total Investments (Cost $396,914) — 94.4% 433,306
Other assets in excess of liabilities — 5.6% 25,869
NET ASSETS - 100.00% $ 459,175
At August 31, 2023, the Fund's investments in foreign securities were 35.1% of net assets.
(a) Non-income producing security.
ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Victory Portfolios III
Victory Target Managed Allocation Fund
8
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Euro Stoxx 50 Futures ............... 799 9/15/23 $ 37,649,370 $ 37,362,437 $ (286,933)
FTSE 100 Index Futures .............. 422 9/15/23 40,501,695 39,887,210 (614,485)
S&P/Toronto Stock Exchange 60 Index
Futures .......................... 282 9/14/23 50,026,906 50,768,349 741,443
$ (159,975)
Futures Contracts Sold
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ASX SPI 200 Index Futures ........... 270 9/21/23 $ 30,800,481 $ 31,810,953 $ (1,010,472)
E-Mini MSCI Emerging Markets Index
Futures .......................... 677 9/15/23 34,103,875 33,149,305 954,570
Hang Seng Index Futures ............. 90 9/28/23 10,464,174 10,503,309 (39,135)
Swiss Market Index Futures ........... 419 9/15/23 53,310,526 52,759,273 551,253
$ 456,216
Total unrealized appreciation $ 2,247,266
Total unrealized depreciation (1,951,025)
Total net unrealized appreciation (depreciation) $ 296,241

Statement of Assets and Liabilities
August 31, 2023
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except per Share Amounts)
(Unaudited)
Victory Target
Managed Allocation
Fund
Assets:
Investments, at value (Cost $396,914) $ 433,306
Cash 3,149
Deposit with broker for futures contracts 22,269
Receivables:
Interest and dividends 672
Variation margin on open futures contracts 485
Reclaims 28
Prepaid expenses 2
Total Assets 459,911
Liabilities:
Payables:
Variation margin on open futures contracts 472
Accrued expenses and other payables:
Investment advisory fees 193
Administration fees 19
Custodian fees 3
Transfer agent fees 19
Compliance fees — (a)
Trustees' fees — (a)
Other accrued expenses 30
Total Liabilities 736
Commitments and contingencies (Note 5 )
Net Assets:
Capital 487,826
Total accumulated earnings/(loss) (28,651)
Net Assets $ 459,175
Shares (unlimited number of shares authorized with no par value): 50,559
Net asset value, offering and redemption price per share:(b) $ 9 .08
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
August 31, 2023
10
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Target
Managed
Allocation Fund
Investment Income:
Dividends $ 5,114
Interest 333
Foreign tax withholding (176)
Total Income 5,271
Expenses:
Investment advisory fees 1,128
Administration fees 113
Sub-Administration fees 13
Custodian fees 18
Transfer agent fees 124
Trustees' fees 24
Compliance fees 2
Legal and audit fees 27
State registration and filing fees —(a)
Other expenses 12
Total Expenses 1,461
Net Investment Income (Loss) 3,810
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 121
Net realized gains (losses) from foreign currency transactions 207
Net realized gains (losses) from futures contracts (13,234)
Net change in unrealized appreciation/depreciation on investment securities 32,231
Net change in unrealized appreciation/depreciation on foreign currency translations (53)
Net change in unrealized appreciation/depreciation on futures contracts (619)
Net realized/unrealized gains (losses) on investments 18,653
Change in net assets resulting from operations $ 22,463
(a)
Rounds to less than $1 thousand.

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Target Managed Allocation Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31, 2022
From Investment Activities:
Operations:
Net Investment Income  (Loss) $ 3,810 $ 6,618 $ 5,767
Net realized gains (losses) (12,906) (49,588) 79,424
Net change in unrealized appreciation/depreciation 31,559 (41,234) (18,969)
Change in net assets resulting from operations 22,463 (84,204) 66,222
Change in net assets resulting from distributions to shareholders — (18,440) (121,136)
Change in net assets resulting from capital transactions 500 18,495 45,662
Change in net assets 22,963 (84,149) (9,252)
Net Assets:
Beginning of period 436,212 520,361 529,613
End of period $ 459,175 $ 436,212 $ 520,361
Capital Transactions:
Proceeds from shares issued $ 500 $ 3,200 $ —
Distributions reinvested — 18,440 121,136
Cost of shares redeemed — (3,145) (75,474)
Change in net assets resulting from capital transactions $ 500 $ 18,495 $ 45,662
Share Transactions:
Issued 56 373 —
Reinvested — 2,120 11,133
Redeemed — (372) (6,061)
Change in Shares 56 2,121 5,072
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
August 31, 2023
12
See notes to financial statements.
Victory Target Managed Allocation Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $8.64 $10.76 $12.23 $8.98 $10.26 $11.22
Investment Activities:
Net investment income (loss) 0.08(b) 0.14(b) 0.13(b) 0.11(b) 0.20(b) 0.17
Net realized and unrealized gains (losses) 0.36 (1.88) 1.44 3.84 (0.96) (0.10)
Total from Investment Activities 0.44 (1.74) 1.57 3.95 (0.76) 0.07
Distributions to Shareholders from:
Net investment income — (0.01) (0.13) (0.09) (0.22) (0.15)
Net realized gains — (0.37) (2.91) (0.61) (0.30) (0.88)
Total Distributions — (0.38) (3.04) (0.70) (0.52) (1.03)
Net Asset Value, End of Period $9.08 $8.64 $10.76 $12.23 $8.98 $10.26
Total Return(c)(d) 5.09% (16.21)% 12.85% 44.39% (8.20)% 1.32%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g) 0.65% 0.69% 0.65% 0.64% 0.64% 0.65%
Net Investment Income (Loss)(e) 1.69% 1.62% 1.06% 0.96% 1.88% 1.83%
Gross Expenses(e)(f) 0.65% 0.69% 0.65% 0.64% 0.64% 0.65%
Supplemental Data:
Net Assets at end of period (000's) $459,175 $436,212 $520,361 $529,613 $446,616 $512,207
Portfolio Turnover(c) 51% 314%(h) 152%(i) 202%(i) 298%(j) 195%(j)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) Reflects increased trading activity due to an investment strategy change that was effective December 23, 2022.
(i) Reflects overall decrease in purchases and sales of securities.
(j) Reflects overall increase in trading activity due to asset allocation shifts.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
13
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Target Managed Allocation Fund (the “Fund”). The Fund offers one class of shares: Fund Shares. The Fund is classified as diversified under the 1940 Act.
There are no minimum initial or subsequent purchase amounts for investment in the Fund, but financial intermediaries or plan sponsors may set different investment minimums. Fund shares are available for purchase through the Fund’s transfer agent by telephone or by mail. The Fund reserves the right to limit sales of shares to eligible investors and to modify or impose purchase minimums in certain circumstances.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
14
(Unaudited)
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of August 31, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from
REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. The
Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions
Level 1 Level 2 Level 3 Total
Victory Target Managed Allocation Fund
Common Stocks ............................................... $ 336,009 $ 62,248 $ — $ 398,257
Exchange-Traded Funds ......................................... 35,049 — — 35,049
Total ....................................................... $ 371,058 $ 62,248 $ — $ 433,306
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 2,247 — — 2,247
Liabilities:
Futures Contracts .............................................. (1,951) — — (1,951)
Total ....................................................... $ 296 $ — $ — $ 296
*
Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
15
(Unaudited)
may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended August 31, 2023, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of August 31, 2023 (amounts in thousands):
*Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended August 31, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 2,247,000 (1,951,000)
Victory Target Managed Allocation Fund ..................................................... $ 2,247 $ 1,951
Net Realized
Gains (Losses)
on Derivatives
Recognized as
a Result from
Operations
Net Change
in Unrealized
Appreciation/
Depreciation
on Derivatives
Recognized as a
Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (13,234,000) (619,000)
Victory Target Managed Allocation Fund ................................................. $ (13,234) $ (619)

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
16
(Unaudited)
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of August 31, 2023, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or
Excluding U.S. Government
Securities
Purchases Sales
Victory Target Managed Allocation Fund ......................................................... $ 217,145 $ 224,935

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
17
(Unaudited)
even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of
August 31, 2023, certain fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.05%, which is based on the
Fund's average daily net assets of the Fund Shares. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31, 2023, are reflected on the Statement of Operations as
Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
Affiliated Victory Portfolios III Funds
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2%
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9%
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.6%
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 23.7%
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36.2%
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24.7%
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.7%

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
18
(Unaudited)
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2023, the expense limit (excluding voluntary waivers) was 0.65%.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
Additionally, as of August 31, 2023, the Fund had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Portfolio Reallocation Risk — The frequent changes in the allocation of the Fund’s portfolio holdings will result in higher portfolio turnover.
In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Equity Risk —The values of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general market, economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023,

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
19
(Unaudited)
the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
8. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory Target Managed Allocation Fund ..................................... $ (56,186) $ (4,536) $ (60,722)

Supplemental Information
August 31, 2023
Victory Portfolios III
20
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Target Managed Allocation Fund ....... $ 1,000.00 $ 1,050.90 $ 1,021.87 $ 3.35 $ 3.30 0.65%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
98356-1023

August 31, 2023
Semi Annual Report
Victory Tax Exempt Intermediate-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
29
Statement of Operations
30
Statements of Changes in Net Assets
31
Financial Highlights
33
Notes to Financial Statements 36
Supplemental Information
Proxy Voting and Portfolio Holdings Information
42
Expense Examples
42
Privacy Policy (inside back cover)

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides interest income that is exempt from federal income tax.
Top 10 Industries:
August 31, 2023
(% of Net Assets)
Refer to the Schedule of Portfolio Investments for a complete list of securities.
General
22.5%
Medical
19.7%
Transportation
9.9%
Higher Education
6.4%
General Obligation
6.3%
Nursing Homes
5.9%
Education
4.8%
School District
4.8%
Water
3.8%
Airport
3.7%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (99.1%)
Alabama (2.2%):
Black Belt Energy Gas District Revenue
Series A, 5.25%, 1/1/54, Callable 7/1/30 @ 100.25 ........................... $ 5,000 $ 5,198
Series B, 5.25%, 12/1/53, Callable 9/1/30 @ 100.32 .......................... 4,000 4,221
Series C-1, 5.25%, 2/1/53, Callable 3/1/29 @ 100.15 ......................... 12,000 12,455
Series D-1, 5.50%, 6/1/49, Callable 11/1/28 @ 100.23 ......................... 4,000 4,168
Series D-3, 5.41% (SOFR+185bps), 6/1/49, Callable 11/1/28 @ 100(a) ............ 2,500 2,500
Energy Southeast A Cooperative District Revenue, Series A-1, 5.50%, 11/1/53, Callable
10/1/30 @ 100.23 .................................................. 5,000 5,276
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue,
Series A, 5.00%, 2/1/36, Continuously Callable @100 ......................... 8,000 8,180
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.25%, 1/1/54, Callable 4/1/29 @ 100.18 ........................... 15,000 15,536
Series B, 5.00%, 1/1/54, Callable 3/1/30 @ 100.14 ........................... 3,000 3,104
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100 ........................ 2,000 1,888
Series B1, 4.00%, 6/1/40, Continuously Callable @100 ........................ 2,555 2,397
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/34 ................... 15,000 15,497
80,420
Arizona (1.6%):
Arizona IDA Revenue, 4.00%, 12/15/41, Continuously Callable @100(b) ............... 955 740
Maricopa County IDA Revenue
5.00%, 7/1/39, Continuously Callable @100(b) ............................. 2,000 1,868
4.00%, 7/1/41, Continuously Callable @100(b) ............................. 1,250 993
Series C, 3.98% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24)(a)(c) ............ 2,200 2,198
Sierra Vista IDA Revenue
5.25% , 6/15/38, Continuously Callable @100(b) ............................ 4,845 4,684
5.25%, 6/15/42, Continuously Callable @100(b) ............................ 4,460 4,226
State of Arizona Distribution Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/24 .............................................. 3,270 3,330
Series B, 5.50%, 7/1/25 .............................................. 2,115 2,203
Tempe IDA Revenue, Series A, 4.00%, 12/1/38, Continuously Callable @102 ............ 2,690 2,171
The City of Phoenix IDA Revenue
3.75%, 7/1/24 ..................................................... 1,200 1,188
5.00%, 7/1/34, Continuously Callable @100 ............................... 11,100 11,136
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,675 1,680
5.00%, 10/1/36, Continuously Callable @100 ............................... 4,250 4,356
The County of Pima IDA Revenue
4.00%, 4/1/41, Continuously Callable @100 ............................... 1,690 1,543
4.00%, 6/15/41, Continuously Callable @100(b) ............................ 3,500 2,841
Series A, 6.75%, 11/15/42, Continuously Callable @103(b) ..................... 3,000 3,005
Series B2, 5.63%, 11/15/30, Continuously Callable @100 (b) .................... 10,000 9,483
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100 .......... 1,000 931
58,576
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100 ............................... 2,300 2,372
5.00%, 9/1/38, Continuously Callable @100 ............................... 2,000 2,049
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual
Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100 .................... 4,290 4,433
8,854
California (3.5%):
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100(b) ............................. 450 453
5.00%, 8/1/31, Pre-refunded  8/1/25 @ 100(b) .............................. 50 52
5.00%, 8/1/36, Continuously Callable @100(b) ............................. 1,450 1,454
5.00%, 8/1/36, Pre-refunded  8/1/25 @ 100(b) .............................. 150 155
California State Public Works Board Revenue, Series B, 5.00%, 10/1/31, Continuously
Callable @100 ..................................................... 11,465 11,709
California State University Revenue, Series A, 5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100 . 165 169
California Statewide Communities Development Authority Revenue
5.00%, 5/15/32, Continuously Callable @100 ............................... 1,250 1,278
5.00%, 5/15/33, Continuously Callable @100 ............................... 2,000 2,044

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
5.00%, 5/15/34, Continuously Callable @100 ............................... $ 1,250 $ 1,276
5.00%, 5/15/35, Continuously Callable @100 ............................... 2,000 2,036
Cerritos Community College District, GO
Series D, 8/1/25 (d) .................................................. 1,510 1,425
Series D, 8/1/27(d) .................................................. 1,000 888
Series D, 8/1/28(d) .................................................. 1,000 859
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100 ......................... 1,520 1,567
Series B , 5.00%, 9/1/28, Continuously Callable @100 ......................... 1,700 1,754
Series B, 5.00%, 9/1/29, Continuously Callable @100 ......................... 1,785 1,842
Series B, 5.00%, 9/1/30, Continuously Callable @100 ......................... 2,635 2,719
Series B, 5.00%, 9/1/31, Continuously Callable @100 ......................... 2,095 2,161
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 3/2/24 @ 100 ............... 1,000 1,007
City of Los Angeles CA/Lifers Trust Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8107,
3.81%, 10/1/58 , Callable 9/13/23 @ 100(b)(e) .............................. 11,295 11,295
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%,
6/1/32, Continuously Callable @100 ..................................... 450 439
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100 .............................. 1,605 1,668
5.00%, 11/15/33, Continuously Callable @100 .............................. 1,570 1,631
5.00%, 11/15/34, Continuously Callable @100 .............................. 3,655 3,798
5.00%, 11/15/35, Continuously Callable @100 .............................. 2,340 2,432
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal
Corp.), 1/15/35(d) .................................................. 5,500 3,480
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100 ......................... 1,000 1,071
Series A, 5.00%, 4/1/35, Continuously Callable @100 ......................... 1,000 1,067
Series A, 5.00%, 4/1/36, Continuously Callable @100 ......................... 420 446
Golden State Tobacco Securitization Corp. Revenue (INS - Assured Guaranty Municipal
Corp.), Series A, 6/1/25(d) ............................................ 36,605 34,573
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty
Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100 ......................... 3,500 3,672
Series A, 5.00%, 9/1/28, Continuously Callable @100 ......................... 2,640 2,777
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100 ....................... 1,635 1,706
Series A, 5.00%, 10/15/34, Continuously Callable @100 ....................... 1,000 1,044
Series A, 5.00%, 10/15/35, Continuously Callable @100 ....................... 1,250 1,304
Series B, 5.00%, 10/15/30, Continuously Callable @100 ....................... 775 809
Series B, 5.00%, 10/15/31, Continuously Callable @100 ....................... 1,000 1,043
Series B, 5.00%, 10/15/32, Continuously Callable @100 ....................... 1,000 1,043
The El Camino Community College District Foundation, GO
Series C, 8/1/26(d) .................................................. 6,810 6,230
Series C, 8/1/27(d) .................................................. 7,665 6,797
Series C, 8/1/28(d) .................................................. 5,500 4,722
127,895
Colorado (1.4%):
Colorado Educational & Cultural Facilities Authority Revenue, 4.25%, 7/1/43, Continuously
Callable @100 ..................................................... 3,000 2,781
Colorado Health Facilities Authority Revenue
5.00%, 12/1/28, Continuously Callable @100 ............................... 1,000 1,009
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,500 1,514
5.00%, 6/1/31, Pre-refunded  6/1/25 @ 100 ................................ 2,310 2,371
5.00%, 6/1/32, Pre-refunded  6/1/25 @ 100 ................................ 2,000 2,053
5.00%, 6/1/33, Pre-refunded  6/1/25 @ 100 ................................ 2,470 2,535
5.00%, 6/1/34, Pre-refunded  6/1/25 @ 100 ................................ 6,385 6,553
5.00%, 6/1/35, Pre-refunded  6/1/25 @ 100 ................................ 3,385 3,474
5.00%, 12/1/35, Continuously Callable @100 ............................... 4,000 4,014
5.00%, 11/1/41, Continuously Callable @100 ............................... 2,500 2,583
Series A, 4.00%, 8/1/38, Continuously Callable @100 ......................... 1,000 962
Series A, 4.00%, 8/1/39, Continuously Callable @100 ......................... 1,250 1,189
Series A, 4.00%, 11/1/39, Continuously Callable @100 ........................ 3,500 3,348
Series A, 4.00%, 12/1/40, Continuously Callable @103 ........................ 2,000 1,683

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100(b) ...................... $ 7,355 $ 7,482
Series A, 4.00%, 12/1/37, Continuously Callable @100 ........................ 1,250 1,107
Series A, 4.00%, 12/1/38, Continuously Callable @100 ........................ 1,250 1,097
Series A, 4.00%, 12/1/39, Continuously Callable @100 ........................ 1,000 873
Park Creek Metropolitan District Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,250 1,285
Series A, 5.00%, 12/1/34, Continuously Callable @100 ........................ 1,000 1,013
48,926
Connecticut (3.5%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/27 ................................ 4,485 4,769
City of New Haven, GO
Series A, 5.00%, 8/1/28 .............................................. 1,000 1,041
Series A, 5.50%, 8/1/30, Continuously Callable @100 ......................... 1,000 1,067
Series A, 5.50%, 8/1/32, Continuously Callable @100 ......................... 1,200 1,281
Series A, 5.50%, 8/1/36, Continuously Callable @100 ......................... 1,810 1,917
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100 ........................ 1,000 1,034
Series A, 5.00%, 8/15/32, Continuously Callable @100 ........................ 1,000 1,034
Series A, 5.00%, 8/15/33, Continuously Callable @100 ........................ 1,000 1,034
Series A, 5.00%, 8/15/34, Continuously Callable @100 ........................ 1,350 1,395
City of West Haven, GO
Series B, 5.00%, 11/1/32, Continuously Callable @100 ........................ 400 411
Series B, 5.00%, 11/1/37, Continuously Callable @100 ........................ 350 356
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100 ............................... 1,950 1,992
5.00%, 7/1/34, Continuously Callable @100 ............................... 725 739
5.00%, 7/1/35, Continuously Callable @100 ............................... 1,170 1,188
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,125 1,135
5.00%, 7/1/37, Continuously Callable @100 ............................... 1,275 1,280
Series A, 5 .00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,079
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 7,000 6,321
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 2,000 1,887
Series A, 4.00%, 7/1/39, Continuously Callable @100 ......................... 2,000 1,869
Series E, 5.00%, 7/1/34, Continuously Callable @100 ......................... 10,000 10,120
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously
Callable @100(b) ................................................... 9,100 9,316
State of Connecticut Special Tax Revenue
Series B, 5.00%, 10/1/37, Continuously Callable @100 ........................ 6,000 6,402
Series B, 5.00%, 10/1/38, Continuously Callable @100 ........................ 4,000 4,248
State of Connecticut, GO
Series A, 5.00%, 4/15/33, Continuously Callable @100 ........................ 5,000 5,409
Series A, 5.00%, 4/15/34, Continuously Callable @100 ........................ 5,575 6,021
Series A, 5.00%, 4/15/35, Continuously Callable @100 ........................ 5,000 5,381
Series A, 4.00%, 4/15/37, Continuously Callable @100 ........................ 1,825 1,844
Series C, 5.00%, 6/15/33, Continuously Callable @100 ........................ 1,100 1,189
Series C, 5.00%, 6/15/34, Continuously Callable @100 ........................ 2,625 2,841
Series C, 5.00%, 6/15/35, Continuously Callable @100 ........................ 2,500 2,695
Series E, 5.00%, 9/15/35, Continuously Callable @100 ........................ 2,000 2,161
Series E, 5.00%, 9/15/37, Continuously Callable @100 ........................ 2,000 2,134
The Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100 ............................... 750 823
5.00%, 7/15/34, Continuously Callable @100 ............................... 1,000 1,093
5.00%, 7/15/35, Continuously Callable @100 ............................... 750 815
5.00%, 7/15/36, Continuously Callable @100 ............................... 1,000 1,078
4.00%, 7/15/37, Continuously Callable @100 ............................... 1,000 1,013
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30,
Continuously Callable @100 ........................................... 1,200 1,271
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100 ........................ 6,805 7,335
Series A, 5.00%, 4/15/35, Continuously Callable @100 ........................ 6,500 6,973
Series A, 5.00%, 4/15/36, Continuously Callable @100 ........................ 11,175 11,910
125,901

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
District of Columbia (0.2%):
District of Columbia Revenue
5.00%, 7/1/39, Continuously Callable @100 ............................... $ 800 $ 794
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,000 875
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series B, 4 .00%, 10/1/35, Continuously Callable @100 ........................ 1,000 997
Series B, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,250 1,224
Series B, 4.00%, 10/1/38, Continuously Callable @100 ........................ 1,000 954
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100 ........................ 1,250 1,236
Series A, 4.00%, 10/1/39, Continuously Callable @100 ........................ 500 491
Series A, 4.00%, 10/1/40, Continuously Callable @100 ........................ 750 725
7,296
Florida (5.4%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/40, Continuously Callable
@103 ........................................................... 700 563
Capital Projects Finance Authority Revenue
5.00%, 11/1/42, Continuously Callable @100 ............................... 1,000 994
5.00%, 11/1/43, Continuously Callable @100 ............................... 1,000 989
Capital Trust Agency, Inc. Revenue, 6.00%, 5/1/43, Continuously Callable @100(b) ....... 3,710 3,576
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100 ............................... 1,485 1,494
4.00%, 10/1/36, Continuously Callable @100 ............................... 1,400 1,396
4.00%, 10/1/37, Continuously Callable @100 ............................... 3,000 2,945
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103 ............................... 3,345 2,792
4.00%, 9/1/40, Continuously Callable @103 ............................... 2,500 2,037
Series A, 4.00%, 9/1/36, Continuously Callable @103 ......................... 1,050 914
Series A, 4.00% , 9/1/41, Continuously Callable @103 ......................... 1,215 977
Series B-1, 2.00%, 1/1/29 ............................................. 3,300 2,767
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100 ............................... 3,195 3,255
4.00%, 7/1/32, Continuously Callable @100 ............................... 2,000 2,037
4.00%, 7/1/33, Continuously Callable @100 ............................... 2,785 2,833
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100 .. 1,000 1,021
City of Tampa Revenue
Series A, 9/1/36, Continuously Callable @80(d) ............................. 700 375
Series A, 9/1/37, Continuously Callable @77(d) ............................. 700 351
Series A, 9/1/38, Continuously Callable @74(d) ............................. 850 399
Series A, 9/1/39, Continuously Callable @71(d) ............................. 700 310
Series A, 9/1/40, Continuously Callable @67(d) ............................. 850 355
Series B, 4.00%, 7/1/38, Continuously Callable @100 ......................... 350 319
Series B, 4.00%, 7/1/39, Continuously Callable @100 ......................... 700 633
Cityplace Community Development District Special Assessment (INS - Assured Guaranty
Municipal Corp.)
0.00%, 5/1/33(f) .................................................... 3,470 3,295
0.00%, 5/1/38, Continuously Callable @100(f) .............................. 7,900 7,324
County of Broward Tourist Development Tax Revenue
4.00%, 9/1/39, Continuously Callable @100 ............................... 7,000 6,760
4.00%, 9/1/40, Continuously Callable @100 ............................... 9,300 8,877
4.00%, 9/1/41, Continuously Callable @100 ............................... 6,975 6,632
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100 ........... 4,000 4,136
County of Lee Revenue
5.00%, 10/1/23 .................................................... 2,500 2,502
5.00%, 10/1/24 .................................................... 2,700 2,744
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/37, Continuously Callable @100 ........................ 4,970 4,932
Series B, 4.00%, 10/1/38, Continuously Callable @100 ........................ 5,230 5,115
County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/41, Continuously
Callable @100 ..................................................... 210 202
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.)
5.50%, 9/1/41, Continuously Callable @100 ............................... 750 836
5.50%, 9/1/42, Continuously Callable @100 ............................... 1,000 1,110
5.50%, 9/1/43, Continuously Callable @100 ............................... 750 830

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/35, Continuously Callable @100 ............................... $ 3,100 $ 3,175
5.00%, 8/15/40, Continuously Callable @100 ............................... 2,900 2,916
Florida Development Finance Corp. Revenue
4.00%, 11/15/39, Continuously Callable @100 .............................. 5,260 4,828
Series A, 5.00%, 6/15/35, Continuously Callable @100 ........................ 1,000 1,007
Series A, 5.00%, 6/15/40, Continuously Callable @100 ........................ 1,650 1,607
Series A, 5.00%, 6/15/42, Continuously Callable @100 ........................ 2,250 2,168
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100 ............................... 1,250 1,276
5.00%, 10/1/36, Continuously Callable @100 ............................... 1,000 1,012
4.00%, 10/1/37, Continuously Callable @100 ............................... 1,000 889
4.00%, 10/1/38, Continuously Callable @100 ............................... 750 658
5.00%, 3/1/39, Continuously Callable @100 ............................... 7,055 6,334
4.00%, 10/1/39, Continuously Callable @100 ............................... 800 697
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/36, Continuously Callable @100 .... 2,750 2,831
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal
Corp.)
Series A, 5.00%, 6/1/29, Pre-refunded  6/1/24 @ 100 ......................... 1,250 1,263
Series A, 5.00%, 6/1/30, Pre-refunded  6/1/24 @ 100 ......................... 2,225 2,247
Lee County IDA Revenue, 5.00%, 11/15/39, Continuously Callable @103 .............. 1,500 1,466
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable
@100 ........................................................... 5,000 4,725
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100 ......................... 10,000 10,009
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 7,000 7,006
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,000 1,010
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 1,610 1,627
Series A, 5.00%, 7/1/31, Continuously Callable @100 ......................... 1,255 1,268
Series A, 5.00%, 7/1/32, Continuously Callable @100 ......................... 2,000 2,021
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,022
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 2,000 2,011
Series B, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,024
Series B, 5.00%, 7/1/31, Continuously Callable @100 ......................... 2,000 2,021
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously
Callable @100 ..................................................... 4,000 4,136
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/41, Continuously
Callable @100 ..................................................... 3,695 3,155
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/23, Continuously Callable @100 .............................. 7,595 7,593
Series A, 5.00%, 11/1/39, Continuously Callable @100 ........................ 1,150 1,121
Series A, 5.00%, 11/1/42, Continuously Callable @100 ........................ 850 818
Series B, 4.00%, 11/15/41, Continuously Callable @103 ....................... 250 206
Pinellas County IDA Revenue, 5.00%, 7/1/29 ................................... 800 812
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 2,000 2,063
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,060
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series
A-1, 5.00%, 3/1/30, Continuously Callable @100(b) .......................... 3,195 3,208
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100 ......................... 2,045 2,049
Series A, 5.00%, 7/1/26, Continuously Callable @100 ......................... 1,500 1,503
The Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28,
Continuously Callable @100 ........................................... 3,750 3,801
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100 ....................... 1,000 1,022
Series B, 5.00%, 10/15/29, Continuously Callable @100 ....................... 1,000 1,021
Series B, 5.00%, 10/15/30, Continuously Callable @100 ....................... 1,500 1,533
Series B, 5.00%, 10/15/32, Continuously Callable @100 ....................... 1,560 1,594
196,440
Georgia (2.4%):
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29)(c) 4,975 4,566
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable
@100 ........................................................... 1,000 980

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100 ............................... $ 1,840 $ 1,687
4.00%, 8/1/37, Continuously Callable @100 ............................... 1,500 1,349
Main Street Natural Gas, Inc. Revenue
Series A, 5.00% , 5/15/37 ............................................. 3,500 3,507
Series A, 5.00%, 5/15/38 ............................................. 2,500 2,481
Series A, 5.00%, 6/1/53, Callable 3/1/30 @ 100.2 ............................ 7,500 7,674
Series B, 5.00%, 12/1/52, Callable 3/1/29 @ 100.24 .......................... 12,000 12,265
Series B, 5.00%, 7/1/53 , Callable 12/1/29 @ 100.31 .......................... 5,000 5,187
Series C, 4.00%, 8/1/48, (Put Date 12/1/23)(c) .............................. 15,000 14,987
Series C, 4.00%, 5/1/52, Callable 9/1/28 @ 100.69 ........................... 12,750 12,440
Series C, 5.00%, 9/1/53, Callable 6/1/30 @ 100.15 ........................... 4,000 4,157
Savannah Hospital Authority Revenue, Series A, 4.00%, 7/1/39, Continuously Callable @100 2,500 2,424
The Burke County Development Authority Revenue
2.20%, 10/1/32, Continuously Callable @100 ............................... 1,850 1,480
3.88% , 10/1/32 .................................................... 2,500 2,477
Series A, 1.50%, 1/1/40, (Put Date 2/3/25)(c) ............................... 6,500 6,212
The Monroe County Development Authority Revenue
3.88%, 12/1/41 .................................................... 3,500 3,468
3.30%, 11/1/48, Continuously Callable @100(e) ............................. 1,000 1,000
88,341
Guam (0.5%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100 ............................... 1,000 1,000
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,250 1,267
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,000 1,019
Series A, 5.00%, 7/1/24 .............................................. 600 602
Series A, 5.00%, 7/1/25, Continuously Callable @100 ......................... 750 752
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,000 1,006
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100 ........................ 1,000 1,007
Series A, 5.00%, 10/1/30, Continuously Callable @100 ........................ 1,000 1,007
Series A, 5.00%, 10/1/31, Continuously Callable @100 ........................ 695 700
Series A, 5.00%, 10/1/34, Continuously Callable @100 ........................ 3,500 3,725
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 2,000 2,103
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%,
10/1/32, Continuously Callable @100 .................................... 1,000 1,014
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100 ........................ 1,500 1,526
Series A, 5.00%, 12/1/31, Continuously Callable @100 ........................ 2,000 2,031
18,759
Idaho (0.5%):
Idaho Health Facilities Authority Revenue
Series A, 5.00%, 3/1/35, Continuously Callable @100 ......................... 5,805 6,132
Series A, 5.00%, 3/1/36, Continuously Callable @100 ......................... 7,520 7,707
Idaho Housing & Finance Association Revenue, Series A, 4.00%, 7/15/38, Continuously
Callable @100 ..................................................... 3,000 2,926
16,765
Illinois (16.9%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100 ............................... 1,000 1,010
4.00%, 6/1/35, Continuously Callable @100 ............................... 1,290 1,294
4.00%, 6/1/36, Continuously Callable @100 ............................... 1,575 1,555
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5 .50%, 4/1/43,
Continuously Callable @100 ........................................... 5,000 5,295
Chicago Board of Education, GO
Series A, 12/1/25(d) ................................................. 1,600 1,453
Series A, 12/1/26(d) ................................................. 3,700 3,223
Series A, 5.00%, 12/1/39, Continuously Callable @100 ........................ 4,700 4,642
Series A, 5.00%, 12/1/43, Continuously Callable @100 ........................ 7,965 7,818
Series B, 4.00%, 12/1/40, Continuously Callable @100 ........................ 21,900 19,109
Series B, 4.00%, 12/1/41, Continuously Callable @100 ........................ 8,710 7,551
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100 ......................... 6,525 6,531

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series B, 5.00%, 1/1/29, Continuously Callable @100 ......................... $ 11,750 $ 11,804
Series B, 5.00%, 1/1/30, Continuously Callable @100 ......................... 5,175 5,199
Series B, 5.00%, 1/1/31, Continuously Callable @100 ......................... 8,910 8,951
Series B, 5.00%, 1/1/32, Continuously Callable @100 ......................... 6,000 6,028
Series B, 5.25%, 1/1/33, Continuously Callable @100 ......................... 1,635 1,637
Series B, 4.00%, 1/1/34, Continuously Callable @100 ......................... 3,500 3,538
Series B, 4.00%, 1/1/35, Continuously Callable @100 ......................... 3,000 3,025
Chicago O'Hare International Airport Revenue
Series A, 4.00%, 1/1/36, Continuously Callable @100 ......................... 2,000 2,024
Series A, 4.00%, 1/1/38, Continuously Callable @100 ......................... 1,000 982
Series B, 5.00%, 1/1/33, Continuously Callable @100 ......................... 11,560 11,809
Series B, 5.00%, 1/1/34, Continuously Callable @100 ......................... 5,675 5,798
Chicago O'Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100 ............................... 3,620 3,622
5.00%, 1/1/29, Continuously Callable @100 ............................... 1,500 1,501
5.13%, 1/1/30, Continuously Callable @100 ............................... 2,150 2,151
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100 ....................... 1,200 1,197
Series F-2, 4.00%, 1/1/36, Continuously Callable @100 ....................... 1,300 1,256
Series F-2, 5.00% , 1/1/37, Continuously Callable @100 ....................... 2,000 2,085
Series F-2, 4.00%, 1/1/38, Continuously Callable @100 ....................... 1,750 1,625
Series F-2, 5.00%, 1/1/39, Continuously Callable @100 ....................... 1,500 1,545
Series F-2, 5.00%, 1/1/40, Continuously Callable @100 ....................... 1,125 1,156
City of Calumet City, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.50%, 3/1/43,
Continuously Callable @100 ........................................... 1,000 983
City of Chicago Special Assessment Revenue
3.04%, 12/1/28 (b) .................................................. 270 245
3.20%, 12/1/29(b) .................................................. 325 292
3.29%, 12/1/30(b) .................................................. 350 311
3.38%, 12/1/31(b) .................................................. 373 329
3.45%, 12/1/32(b) .................................................. 300 262
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100 ............................... 1,000 1,004
5.00%, 1/1/32, Continuously Callable @100 ............................... 1,000 1,005
Series B, 5.00%, 1/1/35, Continuously Callable @100 ......................... 8,000 8,281
Series C, 5.00%, 1/1/33, Continuously Callable @100 ......................... 3,500 3,558
Series C, 5.00%, 1/1/34, Continuously Callable @100 ......................... 1,000 1,018
Series C, 5.00%, 1/1/35, Continuously Callable @100 ......................... 1,250 1,272
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100 ............................... 1,500 1,552
5.00%, 11/1/29, Continuously Callable @100 ............................... 725 748
5.00%, 11/1/30, Continuously Callable @100 ............................... 2,000 2,061
5.00%, 11/1/31, Continuously Callable @100 ............................... 2,000 2,028
5.00%, 11/1/33, Continuously Callable @100 ............................... 2,000 2,024
5.00%, 11/1/36, Continuously Callable @100 ............................... 2,665 2,718
Series A-1, 5.00%, 11/1/29, Continuously Callable @100 ...................... 1,000 1,032
Series A-1, 5.00%, 11/1/31, Continuously Callable @100 ...................... 1,000 1,029
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100 ............................... 2,105 2,239
5.25%, 11/1/35, Continuously Callable @100 ............................... 1,635 1,732
Series 2017-2, 5.00% , 11/1/36, Continuously Callable @100 .................... 3,145 3,276
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100 .................... 2,500 2,593
City of Chicago, GO, Series A, 5.50%, 1/1/41, Continuously Callable @100 ............. 1,500 1,577
City of Galesburg Revenue
Series A, 4.00%, 10/1/36, Continuously Callable @100 ........................ 1,125 1,039
Series A, 4.00%, 10/1/41, Continuously Callable @100 ........................ 1,475 1,279
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
3/1/34, Continuously Callable @100 ..................................... 3,000 3,068
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100 ................. 8,500 8,816
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100 .............................. 3,750 3,771
5.00%, 11/15/35, Continuously Callable @100 .............................. 7,000 7,327
5.00%, 11/15/36, Continuously Callable @100 .............................. 5,000 5,203

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100 .............................. $ 2,000 $ 2,104
5.00%, 11/15/35, Continuously Callable @100 .............................. 2,000 2,095
Series A, 5.00%, 11/15/31, Continuously Callable @100 ....................... 2,500 2,641
Illinois Educational Facilities Authority Revenue
4.00%, 11/1/36, Continuously Callable @102 ............................... 9,750 9,654
4.45%, 11/1/36, Continuously Callable @102 ............................... 4,500 4,578
3.90%, 11/1/36, Continuously Callable @102 ............................... 2,220 2,203
Illinois Finance Authority Revenue
0.00%, 2/15/27(g) .................................................. 7,650 2,348
3.90%, 3/1/30, Continuously Callable @100 ............................... 20,000 20,106
5.00%, 5/15/31, Continuously Callable @100 ............................... 1,875 848
5.00%, 12/1/34, Continuously Callable @100 ............................... 3,500 3,597
5.00%, 8/15/35, Continuously Callable @100 ............................... 4,000 4,049
5.00%, 10/1/35, Continuously Callable @100 ............................... 600 635
4.00%, 12/1/35, Continuously Callable @100 ............................... 5,000 4,903
5.00%, 5/15/36, Continuously Callable @100 ............................... 1,400 633
4.00%, 12/1/36, Continuously Callable @100 ............................... 3,000 2,895
5.00%, 10/1/37, Continuously Callable @100 ............................... 700 729
2.45%, 10/1/39, (Put Date 10/1/29)(c) .................................... 14,000 12,437
5.00%, 10/1/39, Continuously Callable @100 ............................... 700 723
4.00%, 10/1/40, Continuously Callable @100 ............................... 1,000 913
Series A, 4.00%, 5/15/27 ............................................. 2,485 2,416
Series A, 5.00%, 5/15/30, Continuously Callable @100 ........................ 1,000 921
Series A , 4.00%, 10/1/31, Continuously Callable @100 ........................ 1,000 1,019
Series A, 5.00%, 8/15/32, Pre-refunded  8/15/26 @ 100 ........................ 1,500 1,577
Series A, 4.00%, 10/1/32, Continuously Callable @100 ........................ 1,000 1,019
Series A, 5.00%, 8/15/33, Pre-refunded  8/15/26 @ 100 ........................ 1,155 1,214
Series A, 5.00%, 8/15/34, Pre-refunded  8/15/26 @ 100 ........................ 1,000 1,051
Series A, 5.00%, 9/1/34, Pre-refunded  9/1/24 @ 100 ......................... 3,385 3,437
Series A, 4.00%, 10/1/34, Continuously Callable @100 ........................ 1,000 1,015
Series A, 5.00%, 11/15/34, Continuously Callable @100 ....................... 3,700 3,798
Series A, 5.00%, 5/15/35, Continuously Callable @100 ........................ 1,100 978
Series A, 5.00%, 11/15/35, Continuously Callable @100 ....................... 3,000 3,066
Series A, 5.00%, 2/15/37, Continuously Callable @100 ........................ 1,000 996
Series A, 4.00%, 8/1/39, Continuously Callable @100 ......................... 1,850 1,609
Series A, 4.00%, 8/1/40, Continuously Callable @100 ......................... 3,780 3,256
Series A, 4.00%, 8/1/41, Continuously Callable @100 ......................... 1,935 1,647
Series A, 4.00%, 8/1/43, Continuously Callable @100 ......................... 2,105 1,750
Series C, 4.00%, 2/15/36, Continuously Callable @100 ........................ 18,000 18,126
Series R, 5.40%, 4/1/27, Continuously Callable @100 ......................... 1,435 1,418
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable
@100 ........................................................... 14,650 14,770
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100 ........................ 5,000 5,203
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 5,870 6,055
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 5,600 5,778
Series A, 5.00%, 1/1/36, Continuously Callable @100 ......................... 7,000 7,187
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100 ........................ 2,800 2,812
Series D, 5.00%, 1/1/33, Continuously Callable @100 ........................ 4,000 4,018
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100 ............................... 5,000 5,176
5.00%, 2/1/36, Continuously Callable @100 ............................... 6,000 6,184
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build
America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100 ............................... 1,210 1,244
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,250 1,286
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured
Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100 ........................ 1,000 1,039
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 2,000 2,078
Series A, 5.00%, 11/1/33, Continuously Callable @100 ........................ 750 779

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Metropolitan Pier & Exposition Authority Revenue
5.00%, 6/15/42, Continuously Callable @100 ............................... $ 2,000 $ 2,059
4.00%, 12/15/42, Continuously Callable @100 .............................. 8,000 7,446
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series B, 6/15/26(d) ................................................. 5,000 4,460
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100 ........................ 1,800 1,806
Series A, 4.00%, 12/1/32, Continuously Callable @100 ........................ 2,100 2,106
Series A, 4.00%, 12/1/33, Continuously Callable @100 ........................ 4,000 4,003
Series A, 4.00%, 12/1/35, Continuously Callable @100 ........................ 5,000 4,898
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/43, Continuously Callable @100 ............................... 1,300 1,158
Series B, 4.00%, 4/1/35, Continuously Callable @100 ......................... 1,200 1,168
Series B, 4.00%, 4/1/39, Continuously Callable @100 ......................... 1,375 1,280
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100 ......................... 23,160 23,632
Series A, 4.00%, 7/1/35, Continuously Callable @100 ......................... 11,650 11,831
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100 ......................... 5,060 4,771
Series A, 4.00%, 1/1/39, Continuously Callable @100 ......................... 1,750 1,619
Sangamon County School District No. 186 Springfield, GO
Series B, 5.00%, 2/1/24 .............................................. 1,040 1,046
Series B, 5.00%, 2/1/25, Pre-refunded  2/1/24 @ 100 ......................... 1,435 1,443
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual
Assurance Co.)
Series B, 5.00%, 2/1/24 .............................................. 2,660 2,673
Series B, 5.00%, 2/1/25, Continuously Callable @100 ......................... 5,765 5,794
Series B, 5.00%, 2/1/26, Continuously Callable @100 ......................... 4,215 4,236
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100 ............................... 9,000 9,039
Series A, 5.00%, 11/1/25 .............................................. 11,000 11,285
Series B, 5.00%, 10/1/28 ............................................. 3,000 3,197
Series B, 5 .00%, 11/1/32, Continuously Callable @100 ........................ 10,000 10,724
Series B, 5.25%, 5/1/43, Continuously Callable @100 ......................... 2,500 2,620
Series D, 5.00%, 11/1/27 ............................................. 6,705 7,081
Series D, 5.00%, 11/1/28, Continuously Callable @100 ........................ 5,795 6,103
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.), 4.00%, 2/1/30, Continuously
Callable @100 ..................................................... 7,000 7,049
The Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/30, Continuously Callable @100 1,025 1,037
The Illinois Sports Facilities Authority Revenue (INS - Assured Guaranty Corp.)
5.25%, 6/15/30, Continuously Callable @100 ............................... 3,000 3,024
5.25%, 6/15/31, Continuously Callable @100 ............................... 5,000 5,039
5.25%, 6/15/32, Continuously Callable @100 ............................... 5,000 5,051
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100 ...... 12,475 12,687
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100 ......................... 1,750 1,835
Series A, 5.00%, 1/1/30, Continuously Callable @100 ......................... 1,500 1,573
Series A, 5.00%, 1/1/31, Continuously Callable @100 ......................... 2,400 2,516
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... 2,350 2,465
Series A, 5.00%, 1/1/33, Continuously Callable @100 ......................... 1,450 1,522
Series A, 5.00%, 1/1/38, Continuously Callable @100 ......................... 1,500 1,547
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 3/1/30,
Continuously Callable @100 ........................................... 5,221 5,315
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25 ............................................. 2,010 2,060
Series A, 5.00%, 12/1/26 ............................................. 2,110 2,187
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal
Corp.)
5.00%, 3/1/34, Continuously Callable @100 ............................... 2,992 3,105
4.00%, 3/1/36, Continuously Callable @100 ............................... 1,250 1,247
Will County Community High School District No. 210 Lincoln-Way, GO (INS - Assured
Guaranty Municipal Corp.), 4.00%, 1/1/34, Continuously Callable @100 ........... 650 652

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured
Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100 ............................... $ 1,835 $ 1,892
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,925 1,984
5 .00%, 12/1/30, Continuously Callable @100 ............................... 2,025 2,087
5.00%, 12/1/34, Continuously Callable @100 ............................... 6,000 6,171
611,622
Indiana (2.4%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25 ............................... 5,750 5,640
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100 ............................... 1,165 1,244
5.00%, 7/15/34, Continuously Callable @100 ............................... 1,000 1,064
5.00%, 7/15/35, Continuously Callable @100 ............................... 1,250 1,324
5.00% , 7/15/38, Continuously Callable @100 ............................... 3,000 3,126
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97(d) ................................... 740 567
7/15/30, Continuously Callable @96(d) ................................... 750 562
7/15/31, Continuously Callable @93(d) ................................... 1,490 1,070
7/15/32, Continuously Callable @91(d) ................................... 1,400 963
Indiana Finance Authority Revenue
1.40%, 8/1/29, Continuously Callable @100 ............................... 7,000 6,045
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,250 1,313
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,500 1,576
5.00%, 11/15/33, Continuously Callable @103 .............................. 2,000 2,004
4.00%, 4/1/35, Continuously Callable @100 ............................... 1,210 1,096
4.00%, 4/1/36, Continuously Callable @100 ............................... 1,255 1,111
4.00%, 7/1/36, Continuously Callable @100 ............................... 3,660 3,342
4.00%, 4/1/37, Continuously Callable @100 ............................... 1,310 1,134
4.00%, 4/1/38, Continuously Callable @100 ............................... 2,045 1,736
4.00%, 7/1/38, Continuously Callable @100 ............................... 4,030 3,541
5.00%, 11/15/38, Continuously Callable @103 .............................. 3,000 2,870
4.00%, 4/1/39, Continuously Callable @100 ............................... 1,625 1,360
4.00%, 7/1/39, Continuously Callable @100 ............................... 3,605 3,148
4.00%, 4/1/40, Continuously Callable @100 ............................... 2,215 1,835
4.00%, 4/1/41, Continuously Callable @100 ............................... 2,305 1,889
4.00%, 4/1/42, Continuously Callable @100 ............................... 2,400 1,945
Series A, 3.13%, 12/1/24 ............................................. 6,000 5,987
Series A, 5.00%, 7/1/40 , Continuously Callable @100 ......................... 6,240 6,263
Series A, 4.00%, 11/15/41, Continuously Callable @103 ....................... 8,400 6,774
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 7,240 7,203
Series A, 5.00%, 6/1/43, Continuously Callable @100 ......................... 855 862
Series A, 4.00%, 11/15/43, Continuously Callable @100 ....................... 1,505 1,145
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/35, Continuously Callable @100 6,500 6,603
86,342
Iowa (0.6%):
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100 ........................ 5,425 5,417
Series E, 4.00%, 8/15/36, Continuously Callable @100 ........................ 15,105 14,867
Iowa Higher Education Loan Authority Revenue, 4.75%, 10/1/42, Continuously Callable
@100 ........................................................... 1,500 1,470
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100 ....................... 270 256
Series A-2, 4.00%, 6/1/39, Continuously Callable @100 ....................... 300 282
Series A-2, 4.00%, 6/1/40, Continuously Callable @100 ....................... 200 186
22,478
Kansas (0.9%):
City of Manhattan Revenue, Series A, 4.00%, 6/1/36, Continuously Callable @103 ........ 1,640 1,319
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100 ................. 8,100 7,676
Wyandotte County-Kansas City Unified Government Tax Allocation
5.25%, 9/1/35, Continuously Callable @103(b) ............................. 14,850 13,509
5.75%, 3/1/41, Continuously Callable @103(b) ............................. 10,000 9,334
31,838

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Kentucky (3.1%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100 ............................... $ 470 $ 461
4.00%, 2/1/37, Continuously Callable @100 ............................... 1,115 1,055
Series A, 4.00%, 2/1/36, Continuously Callable @100 ......................... 2,410 2,351
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100 ............... 15,000 15,073
Kentucky Economic Development Finance Authority Revenue
Series A, 5.00%, 5/15/26 ............................................. 4,250 4,138
Series A, 5.00%, 5/15/31, Continuously Callable @100 ........................ 3,205 2,891
Series B, 10/1/24(d) ................................................. 6,130 5,853
Series B-3, 4.81% (MUNIPSA+140bps), 2/1/46, Callable 8/1/24 @ 100(a) .......... 20,000 19,926
Kentucky Municipal Power Agency Revenue , Series A, 3.45%, 9/1/42, (Put Date 3/1/26)(c) .. 7,000 6,865
Kentucky Public Energy Authority Revenue
Series A-2, 4.76% (SOFR+120bps), 8/1/52, Callable 5/1/30 @ 100(a) ............. 7,500 6,948
Series B, 4.00%, 1/1/49, (Put Date 1/1/25)(c) ............................... 14,285 14,220
Series C-3, 4.46% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25)(a)(c) ........... 20,000 19,926
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100 ............................... 1,000 1,059
5.00%, 5/1/36, Continuously Callable @100 ............................... 1,000 1,054
5.00%, 5/1/37, Continuously Callable @100 ............................... 3,000 3,144
Series A, 5.00%, 2/1/32, Continuously Callable @100 ......................... 2,000 2,075
Series A, 5.00%, 2/1/33, Continuously Callable @100 ......................... 2,250 2,334
Series A, 4.00%, 11/1/36, Continuously Callable @100 ........................ 2,000 1,980
Series A, 4.00%, 11/1/38, Continuously Callable @100 ........................ 500 484
111,837
Louisiana (3.2%):
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Pre-refunded  6/1/25 @ 100 ................................ 700 720
5.00%, 6/1/32, Pre-refunded  6/1/25 @ 100 ................................ 1,150 1,183
5.00%, 6/1/34, Pre-refunded  6/1/25 @ 100 ................................ 1,500 1,543
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100 ............................... 1,515 1,554
5.00%, 12/1/34, Continuously Callable @100 ............................... 1,500 1,535
5.00%, 12/1/35, Continuously Callable @100 ............................... 1,510 1,540
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 12/1/31, Continuously Callable @100 ........................ 5,330 5,390
Series B, 5.00%, 12/1/32, Continuously Callable @100 ........................ 5,125 5,182
Series C, 5.00%, 12/1/30, Continuously Callable @100 ........................ 1,000 1,071
Series C, 5.00%, 12/1/31, Continuously Callable @100 ........................ 2,000 2,142
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, 3.50%, 11/1/32, Continuously Callable @100 ....................... 18,750 17,658
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Pre-refunded  7/1/25 @ 100 ................................ 55 57
5.00%, 7/1/33, Continuously Callable @100 ............................... 8,940 9,095
5.00%, 5/15/34, Continuously Callable @100 ............................... 2,975 3,100
5.00%, 5/15/34, Pre-refunded  5/15/26 @ 100 .............................. 25 26
5.00%, 5/15/34, Continuously Callable @100 ............................... 2,225 2,295
5.00%, 7/1/34, Pre-refunded  7/1/25 @ 100 ................................ 85 88
5.00%, 7/1/34, Continuously Callable @100 ............................... 13,465 13,673
5.00%, 5/15/35, Continuously Callable @100 ............................... 2,000 2,077
4.00%, 5/15/35, Pre-refunded  5/15/26 @ 100 .............................. 35 36
4.00%, 5/15/35, Continuously Callable @100 ............................... 3,465 3,457
5.00%, 5/15/36, Continuously Callable @100 ............................... 1,560 1,612
4.00%, 5/15/36, Pre-refunded  5/15/26 @ 100 .............................. 15 15
4.00%, 5/15/36 , Continuously Callable @100 ............................... 1,485 1,461
Series A, 4.00%, 12/15/32, Continuously Callable @100 ....................... 2,430 2,479
Series A, 4.00%, 12/15/32, Pre-refunded 12/15/26 @ 100 ...................... 305 313
Series A, 4.00%, 12/15/33, Continuously Callable @100 ....................... 3,095 3,153
Louisiana Public Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 6/1/36, Pre-refunded  6/1/25 @ 100 ................................ 2,000 2,057
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100 ......................... 1,000 1,010
Series A, 4.00%, 7/1/32, Continuously Callable @100 ......................... 1,000 1,010
Series A, 4.00%, 7/1/33, Continuously Callable @100 ......................... 1,000 1,010

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100 ............................... $ 1,840 $ 1,943
5.00%, 1/1/36, Continuously Callable @100 ............................... 1,250 1,313
5.00%, 1/1/37, Continuously Callable @100 ............................... 1,500 1,566
5.00%, 10/1/37, Continuously Callable @100 ............................... 2,000 2,089
5.00%, 1/1/38, Continuously Callable @100 ............................... 1,300 1,351
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 07/1/26)(c) ............. 6,750 6,328
St. John the Baptist Parish School District No. 1, GO, 5.25%, 3/1/43, Continuously Callable
@100 ........................................................... 5,000 5,159
Tangipahoa Parish Hospital Service District No. 1 Revenue
4.00%, 2/1/38, Continuously Callable @100 ............................... 2,375 2,223
4.00%, 2/1/39, Continuously Callable @100 ............................... 2,330 2,152
4.00%, 2/1/41, Continuously Callable @100 ............................... 1,500 1,362
4.00%, 2/1/42, Continuously Callable @100 ............................... 1,500 1,343
114,371
Maryland (1.4%):
City of Gaithersburg Revenue
Series A, 5.00%, 1/1/33, Continuously Callable @104 ......................... 3,000 3,014
Series A, 5.00%, 1/1/36, Continuously Callable @104 ......................... 1,000 991
Howard County Housing Commission Revenue , Series A, 1.60%, 6/1/29, Continuously
Callable @100 ..................................................... 3,000 2,615
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 1,250 1,313
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 1,000 1,049
Series A, 5.00%, 6/1/32, Continuously Callable @100 ......................... 1,000 1,047
Series A, 5.00%, 6/1/35, Continuously Callable @100 ......................... 2,000 2,073
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/31, Continuously Callable @100 ............................... 3,190 3,279
5.00%, 7/1/32, Continuously Callable @100 ............................... 6,505 6,686
5.00%, 7/1/33, Continuously Callable @100 ............................... 1,000 1,022
5.00%, 7/1/33, Continuously Callable @100 ............................... 3,600 3,697
5.00%, 7/1/34, Continuously Callable @100 ............................... 2,200 2,247
5.00%, 7/1/34, Continuously Callable @100 ............................... 2,500 2,563
4.00%, 1/1/38, Continuously Callable @100 ............................... 865 756
4.00%, 7/1/38, Continuously Callable @100 ............................... 1,500 1,370
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,585 1,433
4.00%, 7/1/40, Continuously Callable @100 ............................... 1,645 1,481
Series A, 5.50%, 1/1/29, Continuously Callable @100 ......................... 1,415 1,465
Series A, 5.50%, 1/1/30, Continuously Callable @100 ......................... 1,750 1,809
Series A, 5.50%, 1/1/31, Continuously Callable @100 ......................... 1,585 1,656
Series A, 5.00%, 7/1/33, Continuously Callable @100 ......................... 1,000 1,033
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 1,000 1,032
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 1,310 1,350
Series A, 5.50%, 1/1/36, Continuously Callable @100 ......................... 5,000 5,109
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 1,000 1,027
51,117
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/32, Continuously Callable @100 ............................... 1,250 1,289
4.00%, 10/1/32, Continuously Callable @105(b) ............................ 3,600 3,173
5.00%, 4/15/33, Continuously Callable @100 ............................... 2,155 2,171
5.00%, 7/1/33, Continuously Callable @100 ............................... 1,250 1,284
5.00%, 7/1/34, Continuously Callable @100 ............................... 1,000 1,023
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,000 1,050
5.00%, 7/1/36, Continuously Callable @100 ............................... 895 908
5.00%, 7/1/37, Continuously Callable @100 ............................... 800 834
5.00%, 7/1/37, Continuously Callable @100 ............................... 1,215 1,224
5.00%, 10/1/37, Continuously Callable @105(b) ............................ 1,000 929
5.00% , 7/1/38, Continuously Callable @100 ............................... 600 623
5.00%, 7/1/38, Continuously Callable @100 ............................... 335 336
4.00%, 9/1/41, Continuously Callable @100 ............................... 1,010 855
5.00%, 10/1/42, Continuously Callable @100 ............................... 3,500 3,810
4.01% (MUNIPSA+60bps), 7/1/49, Continuously Callable @100(a)(b) ............ 2,500 2,496
Series A, 5.00%, 1/1/31, Continuously Callable @100 ......................... 450 461

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... $ 645 $ 659
Series A, 5.00%, 1/1/33, Continuously Callable @100 ......................... 535 545
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 700 710
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 735 742
Series A, 5.00%, 1/1/36, Continuously Callable @100 ......................... 1,000 1,005
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 2,000 1,999
Series A, 5.00%, 7/1/38, Continuously Callable @100 ......................... 1,000 974
Series A, 5.00%, 7/1/39, Continuously Callable @100 ......................... 2,250 2,174
Series B, 4.00%, 6/1/35, Continuously Callable @100 ......................... 2,300 2,122
Series B, 4.00%, 6/1/41, Continuously Callable @100 ......................... 2,750 2,247
Series E, 5.00%, 7/1/36, Continuously Callable @100 ......................... 2,105 2,164
Series I, 5.00%, 7/1/30, Continuously Callable @100 ......................... 2,000 2,057
Series I, 5.00%, 7/1/31, Continuously Callable @100 ......................... 1,675 1,721
Series I, 5.00%, 7/1/36, Continuously Callable @100 ......................... 2,000 2,033
Series J2, 5.00%, 7/1/35, Continuously Callable @100 ........................ 5,375 5,638
Series J2, 5.00%, 7/1/36, Continuously Callable @100 ........................ 4,415 4,602
Series J2, 5.00%, 7/1/43, Continuously Callable @100 ........................ 10,000 10,200
64,058
Michigan (2.2%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal
Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100 ......................... 1,000 996
Series A, 5.00%, 7/1/37, Continuously Callable @100 ......................... 2,000 1,990
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100 ............................... 2,525 2,341
4.00%, 7/1/33, Continuously Callable @100 ............................... 2,620 2,412
4.00%, 7/1/34, Continuously Callable @100 ............................... 2,730 2,492
4.00%, 7/1/35, Continuously Callable @100 ............................... 1,635 1,480
4.00%, 7/1/38, Continuously Callable @100 ............................... 1,855 1,633
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32,
Continuously Callable @100 ........................................... 13,560 13,691
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100 ............................... 2,775 2,891
5.00%, 5/1/33, Continuously Callable @100 ............................... 2,875 2,992
5.00%, 5/1/34, Continuously Callable @100 ............................... 2,965 3,085
5.00%, 5/1/35, Continuously Callable @100 ............................... 3,065 3,181
5.00%, 5/1/36, Continuously Callable @100 ............................... 2,770 2,858
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100 ............................... 1,000 1,077
5.00%, 11/1/35, Continuously Callable @100 ............................... 1,000 1,070
4.00%, 11/15/35, Continuously Callable @100 .............................. 6,000 5,813
5.00%, 11/1/36, Continuously Callable @100 ............................... 1,000 1,062
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,000 955
5.00%, 11/1/37, Continuously Callable @100 ............................... 1,250 1,320
4.00%, 12/1/41, Continuously Callable @100 ............................... 2,375 1,981
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan
Program)
Series A, 5.00%, 5/1/24 .............................................. 2,000 2,020
Series A, 5.00%, 5/1/25 .............................................. 1,700 1,746
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously
Callable @100 ..................................................... 3,000 3,005
Michigan Strategic Fund Revenue (LOC - Comerica Bank, N.A.), Series R, 3.40%, 12/1/33,
Continuously Callable @100(e) ......................................... 16,000 16,000
Summit Academy North Revenue, 4.00%, 11/1/41, Continuously Callable @103 ......... 2,870 2,295
80,386
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100 ..... 5,000 5,210
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100 ............................. 1,750 1,815
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100 ............................. 1,275 1,322
8,347
Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100 .. 6,000 5,712

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Mississippi Development Bank Revenue, Series A, 5.00%, 4/1/28, Continuously Callable
@100 ........................................................... $ 200 $ 200
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
9/1/30, Continuously Callable @100 ..................................... 5,860 5,863
Mississippi Hospital Equipment & Facilities Authority Revenue
Series A, 4.00%, 1/1/36, Continuously Callable @100 ......................... 2,240 2,187
Series A, 4.00%, 1/1/37, Continuously Callable @100 ......................... 2,260 2,171
Series A, 4.00%, 1/1/39, Continuously Callable @100 ......................... 1,850 1,731
Series A, 4.00%, 1/1/40, Continuously Callable @100 ......................... 2,675 2,487
20,351
Missouri (1.2%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100 ............................... 500 506
5.00%, 3/1/36, Continuously Callable @100 ............................... 750 758
4.00%, 3/1/41, Continuously Callable @100 ............................... 750 670
Series A, 6.00%, 3/1/33, Continuously Callable @103 ......................... 1,935 1,986
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 5/15/32, Continuously Callable @103 ............................... 1,555 704
5.00%, 5/15/36, Continuously Callable @103 ............................... 4,565 2,065
Series A, 5.00%, 2/1/29, Continuously Callable @104 ......................... 1,000 1,000
Series A, 5.00%, 2/1/34, Continuously Callable @104 ......................... 2,000 2,000
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 1,000 1,001
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 4,215 4,218
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series
A-R, 2.90%, 9/1/33, Continuously Callable @102 ........................... 25,000 23,594
St. Louis County IDA Revenue
Series A, 5.00%, 9/1/23 .............................................. 305 305
Series A, 5.50%, 9/1/33, Continuously Callable @100 ......................... 2,750 2,682
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103 ..... 1,790 1,836
43,325
Montana (0.2%):
City of Forsyth Revenue, Series A, 3.90%, 3/1/31, Callable 10/10/23 @ 100 ............. 8,500 8,500
Nebraska (0.9%):
Central Plains Energy Project Revenue
Series 1, 5.00%, 5/1/53, Callable 7/1/29 @ 100.22 ........................... 17,000 17,328
Series A, 5.00%, 9/1/36 .............................................. 3,550 3,621
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100 ............................... 1,250 1,289
5.00%, 11/1/30, Continuously Callable @100 ............................... 1,600 1,649
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102 ............................... 795 799
4.00%, 1/1/36, Continuously Callable @102 ............................... 1,240 1,234
4.00%, 1/1/38, Continuously Callable @102 ............................... 2,595 2,497
4.00%, 1/1/39, Continuously Callable @102 ............................... 1,800 1,715
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100 .... 2,400 2,468
32,600
Nevada (1.8%):
Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100 ............................... 620 646
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,000 1,040
5.00%, 9/1/33, Continuously Callable @100 ............................... 1,000 1,039
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,950 1,987
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100 ............................... 1,870 1,888
4.00%, 6/1/37, Continuously Callable @100 ............................... 7,345 7,277
4.00%, 6/1/38, Continuously Callable @100 ............................... 6,135 6,002
City of Sparks Revenue, Series A, 2.75%, 6/15/28(b) ............................. 1,450 1,341
County of Clark Department of Aviation Revenue
Series A-2, 5.00%, 7/1/32, Continuously Callable @100 ....................... 20,470 20,747
Series A-2, 5.00%, 7/1/33, Continuously Callable @100 ....................... 10,845 11,012
County of Clark Passenger Facility Charge Revenue
Series C, 5.00%, 7/1/26 .............................................. 3,660 3,834

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series C, 5.00%, 7/1/27 .............................................. $ 2,220 $ 2,369
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100 ......................... 2,000 2,013
Series C, 4.00%, 7/1/34, Continuously Callable @100 ......................... 4,560 4,582
65,777
New Hampshire (0.4%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/41, Continuously Callable
@103 ........................................................... 5,100 4,270
New Hampshire Health & Education Facilities Authority Act Revenue
Series A, 5.00%, 8/1/34, Continuously Callable @100 ......................... 2,880 3,023
Series A, 5.00%, 8/1/35, Continuously Callable @100 ......................... 2,700 2,819
Series A, 5.00%, 8/1/36, Continuously Callable @100 ......................... 2,000 2,075
Series A, 5.00%, 8/1/37, Continuously Callable @100 ......................... 1,500 1,549
13,736
New Jersey (6.4%):
Casino Reinvestment Development Authority, Inc. Revenue (INS - Assured Guaranty
Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100 ............................... 1,000 1,009
5.00%, 11/1/30, Continuously Callable @100 ............................... 1,000 1,010
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100 ......................... 1,660 1,744
Series B, 5.00%, 3/1/37, Continuously Callable @100 ......................... 1,250 1,294
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 630 662
Series A, 5.00%, 3/1/37, Continuously Callable @100 ......................... 750 776
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.), 5.00%,
11/15/42, Continuously Callable @100 ................................... 1,000 1,076
Essex County Improvement Authority Revenue, 4.00%, 6/15/38, Continuously Callable @100 550 484
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100 ......................... 1,455 1,514
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 2,000 2,070
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded  6/15/26 @ 100 ........................ 400 409
Series A, 4.00%, 6/15/30, Pre-refunded  6/15/26 @ 100 ........................ 600 613
New Jersey Economic Development Authority Revenue
5.00%, 11/1/36, Continuously Callable @100 ............................... 2,000 2,119
4.00%, 11/1/38, Continuously Callable @100 ............................... 1,500 1,456
4.00%, 11/1/39, Continuously Callable @100 ............................... 2,000 1,925
Series A, 5.00%, 6/15/25 ............................................. 5,125 5,240
Series A, 3 .13%, 7/1/29, Continuously Callable @100 ......................... 665 636
Series A, 3.38%, 7/1/30, Continuously Callable @100 ......................... 1,000 964
Series B, 5.00%, 6/15/36, Continuously Callable @100 ........................ 16,455 17,341
Series B, 5.00%, 6/15/37, Continuously Callable @100 ........................ 16,280 17,072
Series WW, 5.25%, 6/15/33, Pre-refunded  6/15/25 @ 100 ...................... 9,000 9,302
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/15/25, Continuously Callable @100 ......................... 10,000 10,093
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100 ......................... 5,740 6,078
Series B, 5.50%, 9/1/29, Continuously Callable @100 ......................... 4,000 4,238
Series B, 5.50%, 9/1/30, Continuously Callable @100 ......................... 3,000 3,180
Series B, 5.50%, 9/1/31, Continuously Callable @100 ......................... 4,590 4,870
Series B, 5.50%, 9/1/32, Continuously Callable @100 ......................... 8,075 8,564
Series F, 4.00%, 7/1/33, Continuously Callable @100 ......................... 150 152
Series F, 4.00%, 7/1/33, Pre-refunded  7/1/26 @ 100 .......................... 350 358
Series F, 4.00%, 7/1/34, Continuously Callable @100 ......................... 260 262
Series F, 4.00%, 7/1/34, Pre-refunded  7/1/26 @ 100 .......................... 490 501
Series F, 4.00%, 7/1/35, Continuously Callable @100 ......................... 975 980
Series F, 4.00%, 7/1/35, Pre-refunded  7/1/26 @ 100 .......................... 275 281
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100 ......................... 3,000 3,166
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 3,350 3,520
Series A, 4.00%, 7/1/36, Continuously Callable @100 ......................... 1,800 1,786

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100 ............................... $ 2,000 $ 2,116
5.00%, 10/1/34, Continuously Callable @100 ............................... 2,000 2,110
5.00%, 10/1/35, Continuously Callable @100 ............................... 2,620 2,753
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100 ......................... 2,000 2,036
Series A, 5.00%, 7/1/30, Continuously Callable @100 ......................... 1,500 1,521
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100 ............................... 3,000 3,130
5.00%, 6/15/42, Continuously Callable @100 ............................... 9,195 9,725
Series A, 12/15/25(d) ................................................ 20,000 18,296
Series A, 5.00%, 6/15/31, Continuously Callable @100 ........................ 3,000 3,130
Series A, 5.00%, 12/15/33, Continuously Callable @100 ....................... 2,000 2,123
Series A, 5.00%, 12/15/35, Continuously Callable @100 ....................... 1,050 1,110
Series A, 12/15/38(d) ................................................ 11,405 5,623
Series A, 4.25%, 6/15/40, Continuously Callable @100 ........................ 2,000 1,960
Series AA, 5.25%, 6/15/33, Continuously Callable @100 ...................... 2,000 2,060
Series AA, 5.25%, 6/15/34, Continuously Callable @100 ...................... 3,000 3,097
Series AA, 4.00%, 6/15/36, Continuously Callable @100 ...................... 2,500 2,501
Series AA, 4.00%, 6/15/37, Continuously Callable @100 ...................... 2,250 2,211
Series AA, 4.25%, 6/15/44, Continuously Callable @100 ...................... 1,000 971
Series BB, 5.00%, 6/15/31, Continuously Callable @100 ...................... 2,500 2,684
Series BB, 5.00%, 6/15/34, Continuously Callable @100 ...................... 10,000 10,636
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 10,000 10,091
Series A, 5.00%, 1/1/35, Continuously Callable @100 ......................... 4,725 4,884
Series B, 4.00%, 1/1/35, Continuously Callable @100 ......................... 3,500 3,549
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4 .00%, 12/1/29, Continuously Callable @100 ............................... 500 497
4.00%, 12/1/30, Continuously Callable @100 ............................... 750 745
4.00%, 12/1/31, Continuously Callable @100 ............................... 500 495
South Jersey Transportation Authority Revenue
4.50%, 11/1/42, Continuously Callable @100 ............................... 1,000 986
Series A, 5.00%, 11/1/30, Continuously Callable @100 ........................ 500 507
Series A, 5.00%, 11/1/31, Continuously Callable @100 ........................ 750 760
Series A, 5.00%, 11/1/34, Continuously Callable @100 ........................ 1,085 1,099
Series A, 4.00%, 11/1/40, Continuously Callable @100 ........................ 4,300 3,986
The Passaic County Improvement Authority Revenue, 5.25%, 7/1/43, Continuously Callable
@100 ........................................................... 665 642
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable
@100 ........................................................... 5,000 5,230
230,009
New Mexico (0.3%):
City of Farmington Revenue, Series B, 2.15%, 4/1/33, Continuously Callable @101 ....... 10,000 7,651
City of Santa Fe Revenue
Series A, 5.00%, 5/15/34, Continuously Callable @103 ........................ 625 565
Series A, 5.00%, 5/15/39, Continuously Callable @103 ........................ 480 419
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/39,
Continuously Callable @102 ........................................... 1,075 934
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100 ............................... 300 292
4.00%, 9/1/40, Continuously Callable @100 ............................... 1,200 1,102
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation
4.00%, 5/1/33, Continuously Callable @103(b) ............................. 600 518
4.25%, 5/1/40, Continuously Callable @103(b) ............................. 1,000 813
12,294
New York (5.7%):
Allegany County Capital Resource Corp. Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,390 1,390
Series A, 5.00%, 12/1/37, Continuously Callable @100 ........................ 1,500 1,440
Series A, 5.00%, 12/1/42, Continuously Callable @100 ........................ 1,925 1,803
Build NYC Resource Corp. Revenue
4.50%, 6/15/43, Continuously Callable @100 ............................... 700 630

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... $ 500 $ 495
City of Amsterdam, GO, 5.00%, 3/6/24, Continuously Callable @100 ................. 7,503 7,504
City of Long Beach, GO, Series A, 4.00%, 2/16/24 ............................... 10,000 9,984
City of New York, GO, Series B-3, 4.25%, 10/1/46, Continuously Callable @100(e) ....... – –
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/38, Continuously Callable
@100 ........................................................... 2,500 2,612
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(c) ........................... 7,315 7,844
Series C-1 , 5.00%, 11/15/29, Continuously Callable @100 ..................... 7,030 7,429
Series C-1, 4.00%, 11/15/32, Continuously Callable @100 ..................... 9,300 9,374
Series C-1, 5.00%, 11/15/34, Continuously Callable @100 ..................... 6,295 6,452
Series C-1, 4.00%, 11/15/35, Continuously Callable @100 ..................... 9,040 8,980
Series C-1, 5.00%, 11/15/36, Continuously Callable @100 ..................... 3,705 3,799
Series D-1, 5.00%, 11/15/34, Continuously Callable @100 ..................... 2,000 2,050
Series F, 5.00%, 11/15/34, Continuously Callable @100 ....................... 2,000 2,050
Series F, 5.00%, 11/15/35, Continuously Callable @100 ....................... 3,000 3,063
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series 2, 4.36% (SOFR+80bps), 11/1/32, Callable 1/1/26 @ 100(a) ............... 3,000 2,969
Series A-1, 4.00%, 11/15/41, Continuously Callable @100 ..................... 9,820 9,612
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100 ............................... 1,200 1,078
4.00%, 12/1/39, Continuously Callable @100 ............................... 1,200 1,069
Nassau County Local Economic Assistance Corp. Revenue, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 992
New York City Municipal Water Finance Authority Revenue, Series DD, 4.25%, 6/15/33,
Continuously Callable @100(e) ......................................... 3,000 3,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38,
Continuously Callable @100 ........................................... 1,250 1,222
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100 ............................... 3,350 3,001
Series A, 2.10%, 11/15/32, Continuously Callable @100 ....................... 6,730 5,772
Series A, 2.20%, 11/15/33, Continuously Callable @100 ....................... 9,000 7,647
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100(b) ............................ 600 576
6.00%, 7/1/40, Continuously Callable @100(b) ............................. 3,380 2,948
Series A, 5.00%, 5/1/24, Continuously Callable @100 ......................... 735 735
Series A, 5.00%, 5/1/25, Continuously Callable @100 ......................... 1,175 1,175
Series A, 5.00%, 5/1/26, Continuously Callable @100 ......................... 980 980
Series A, 4.00%, 9/1/36, Continuously Callable @100 ......................... 500 453
Series A, 4.00%, 9/1/37, Continuously Callable @100 ......................... 350 311
Series A, 4.00%, 9/1/38, Continuously Callable @100 ......................... 1,250 1,095
Series A, 4.00%, 9/1/40, Continuously Callable @100 ......................... 750 649
Series A, 4.00%, 3/15/41, Continuously Callable @100 ........................ 21,605 21,166
Series A, 4.00%, 3/15/42, Continuously Callable @100 ........................ 9,250 8,993
Series A-1, 4.00%, 7/1/40, Continuously Callable @100 ....................... 4,535 4,421
Series B, 5.00%, 2/15/32, Pre-refunded  2/15/25 @ 100 ........................ 5 5
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100 ........................ 1,000 1,018
Series A, 5.00%, 10/1/28, Continuously Callable @100 ........................ 1,000 1,018
Series A, 5.00%, 10/1/29, Continuously Callable @100 ........................ 1,300 1,324
New York State Housing Finance Agency/Lifers Trust Revenue (LIQ - Deutsche Bank A.G.),
Series DBE-8105, 3.81%, 8/1/50(b)(e) .................................... 5,714 5,714
New York State Urban Development Corp. Revenue
Series A, 4.00%, 3/15/39, Continuously Callable @100 ........................ 5,000 4,896
Series E-2, 4.00%, 3/15/39, Continuously Callable @100 ...................... 5,785 5,698
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.)
5.00%, 6/15/24 .................................................... 1,450 1,465
5.00%, 6/15/25, Continuously Callable @100 ............................... 1,670 1,688
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously
Callable @100 ..................................................... 790 792
The Erie County Industrial Development Agency Revenue, Series A, 5.00%, 5/1/28,
Continuously Callable @100 ........................................... 2,000 2,002

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Town of Oyster Bay, GO
4.00%, 2/15/24 .................................................... $ 5,415 $ 5,431
4.00%, 2/15/25 .................................................... 9,750 9,860
4.00%, 2/15/26 .................................................... 3,000 3,066
Village of Johnson City, GO, Series C, 5.25%, 9/29/23 ............................ 1,550 1,551
Village of Valley Stream, GO, Series A, 4.50%, 5/10/24 ........................... 4,695 4,693
206,984
North Carolina (0.3%):
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25 .................................................... 935 928
5.00%, 10/1/30, Continuously Callable @100 ............................... 1,850 1,814
5.00%, 10/1/40, Continuously Callable @103 ............................... 1,050 932
5.00%, 10/1/45, Continuously Callable @103 ............................... 1,000 851
Series A, 4.00%, 9/1/40, Continuously Callable @100 ......................... 3,050 2,417
Series A, 4.00%, 10/1/40, Continuously Callable @103 ........................ 600 510
Series A, 5.00%, 10/1/40, Continuously Callable @103 ........................ 1,800 1,771
9,223
North Dakota (0.3%):
City of Grand Forks Revenue
4.00%, 12/1/36, Continuously Callable @100 ............................... 2,475 2,193
4.00%, 12/1/38, Continuously Callable @100 ............................... 1,100 951
4.00%, 12/1/40, Continuously Callable @100 ............................... 1,700 1,447
4.00%, 12/1/41, Continuously Callable @100 ............................... 1,750 1,476
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 4,500 3,713
9,780
Ohio (3.3%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,000 958
4.00%, 11/15/37, Continuously Callable @100 .............................. 800 753
4.00%, 11/15/38, Continuously Callable @100 .............................. 500 464
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100 .............. 2,250 2,039
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100 ............................... 7,500 7,120
Series A, 4.00%, 8/1/36, Continuously Callable @100 ......................... 5,000 4,947
Series A, 4.00%, 8/1/37, Continuously Callable @100 ......................... 10,800 10,537
County of Cuyahoga Revenue
4 .00%, 2/15/29, Continuously Callable @100 ............................... 7,430 7,215
5.00%, 2/15/37, Continuously Callable @100 ............................... 4,000 4,004
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100 ............................... 1,350 1,348
5.00%, 1/1/36, Continuously Callable @100 ............................... 1,400 1,355
5.00%, 9/15/39, Continuously Callable @100 ............................... 1,375 1,343
5.00%, 9/15/40, Continuously Callable @100 ............................... 1,100 1,072
County of Hamilton Sales Tax Revenue (INS - AMBAC), Series B, 12/1/25 (d) ........... 4,365 4,025
County of Hardin Revenue, 5.25%, 5/1/40, Continuously Callable @103 ............... 2,000 1,744
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100 .............................. 7,000 5,660
5.00%, 11/15/37, Continuously Callable @100 .............................. 2,200 2,242
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100 ................ 2,405 2,464
Dayton City School District, GO
5.00%, 11/1/28 ..................................................... 2,805 3,051
5.00%, 11/1/29 ..................................................... 3,655 4,030
5.00%, 11/1/30 ..................................................... 3,160 3,528
5.00%, 11/1/31 ..................................................... 2,000 2,256
Ohio Higher Educational Facility Commission Revenue
Series C, 5.00%, 5/1/31, Continuously Callable @100 ......................... 1,000 1,026
Series C, 5.00%, 5/1/33, Continuously Callable @100 ......................... 500 513
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25,
Continuously Callable @100(b) ........................................ 14,000 13,903
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100 ............................... 750 720
5.00%, 12/1/35, Continuously Callable @100 ............................... 750 660
State of Ohio Revenue
4.00%, 11/15/36, Continuously Callable @100 .............................. 1,260 1,180

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
4.00%, 11/15/38, Continuously Callable @100 .............................. $ 1,270 $ 1,150
4.00%, 11/15/40, Continuously Callable @100 .............................. 655 582
Series A, 5.00%, 1/15/34, Continuously Callable @100 ........................ 7,210 7,380
Series A, 5.00%, 1/15/35, Continuously Callable @100 ........................ 6,000 6,142
Series A, 5.00%, 1/15/36, Continuously Callable @100 ........................ 3,070 3,133
Series A, 4.00%, 1/15/38, Continuously Callable @100 ........................ 1,000 949
Series A, 4.00%, 1/15/40, Continuously Callable @100 ........................ 1,800 1,691
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100 ............................... 1,500 1,572
4.00%, 12/1/32, Continuously Callable @100 ............................... 1,500 1,503
4.00%, 12/1/33, Continuously Callable @100 ............................... 1,600 1,601
4.00%, 12/1/34, Continuously Callable @100 ............................... 1,795 1,783
117,643
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously
Callable @100 ..................................................... 4,100 3,962
Pontotoc County Educational Facilities Authority Revenue, 4.00%, 9/1/40, Continuously
Callable @100 ..................................................... 2,000 1,851
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102 .............................. 940 956
5.00%, 11/15/30, Continuously Callable @102 .............................. 1,780 1,809
8,578
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/32, Continuously Callable @102 ....................... 1,000 983
Series A, 5.00%, 11/15/37, Continuously Callable @102 ....................... 500 469
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 275 290
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 1,750 1,786
Salem Hospital Facility Authority Revenue, 4.00%, 5/15/40, Continuously Callable @103 ... 800 637
4,165
Pennsylvania (7.0%):
Allegheny County Hospital Development Authority Revenue
Series A, 5.00%, 4/1/35, Continuously Callable @100 ......................... 7,315 7,542
Series A, 5.00%, 4/1/36, Continuously Callable @100 ......................... 8,000 8,188
Series A, 4.00%, 7/15/38, Continuously Callable @100 ........................ 1,500 1,426
Series A, 4.00%, 7/15/39, Continuously Callable @100 ........................ 3,495 3,310
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100 ............................... 1,500 1,522
4.00%, 12/1/34, Continuously Callable @100 ............................... 1,475 1,486
Berks County IDA Revenue
4 .00%, 11/1/33, Continuously Callable @100 ............................... 1,300 777
5.00%, 11/1/34, Continuously Callable @100 ............................... 2,000 1,372
5.00%, 11/1/35, Continuously Callable @100 ............................... 3,000 2,022
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103 ............................... 325 329
5.00%, 10/1/31, Continuously Callable @103 ............................... 450 455
5.00%, 10/1/37, Continuously Callable @103 ............................... 2,260 2,236
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100 .... 1,885 1,885
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100 ............................... 1,000 972
5.63%, 10/15/42, Continuously Callable @100(b) ............................ 8,875 8,431
Series A, 5.13%, 10/15/37, Continuously Callable @100 ....................... 2,750 2,539
Commonwealth Financing Authority Revenue, Series A, 5.00%, 6/1/34, Continuously Callable
@100 ........................................................... 5,000 5,138
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34 , Continuously Callable @100 ......................... 1,350 1,443
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 750 798
Series A, 5.00%, 7/1/37, Continuously Callable @100 ......................... 800 842
County of Beaver, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/28 .................................................... 2,195 2,231
4.00%, 4/15/29, Continuously Callable @100 ............................... 1,900 1,916
4.00%, 4/15/30, Continuously Callable @100 ............................... 4,490 4,529

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100 ............................... $ 2,000 $ 1,898
4.00%, 7/1/38, Continuously Callable @100 ............................... 2,000 1,876
4.00%, 7/1/39, Continuously Callable @100 ............................... 2,000 1,862
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29,
Continuously Callable @100 ........................................... 5,000 5,176
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100 ............................... 1,250 1,219
4.00%, 11/1/37, Continuously Callable @100 ............................... 2,130 2,044
Dauphin County General Authority Revenue
Series A, 4.00%, 6/1/30, Continuously Callable @100 ......................... 2,000 2,019
Series A, 4.00%, 6/1/31, Continuously Callable @100 ......................... 1,000 1,008
Delaware County Authority Revenue
5.00%, 10/1/30 .................................................... 1,200 1,238
5.00%, 10/1/35, Continuously Callable @100 ............................... 2,220 2,226
5.00%, 10/1/39, Continuously Callable @100 ............................... 2,250 2,159
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable
@100 ........................................................... 3,000 3,179
Lancaster Higher Education Authority Revenue, Series A, 5.00%, 10/1/42, Continuously
Callable @100 ..................................................... 3,360 3,118
Latrobe IDA Revenue
4.00%, 3/1/40, Continuously Callable @100 ............................... 250 204
4.00%, 3/1/41, Continuously Callable @100 ............................... 250 203
4.00%, 3/1/46, Continuously Callable @100 ............................... 750 583
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100 ............................... 1,750 1,821
5.00%, 9/1/35, Continuously Callable @100 ............................... 1,850 1,914
4.00%, 9/1/36, Continuously Callable @100 ............................... 1,100 1,065
4.00%, 9/1/37, Continuously Callable @100 ............................... 1,000 953
5.00%, 9/1/37, Continuously Callable @100 ............................... 1,750 1,789
4.00%, 9/1/38, Continuously Callable @100 ............................... 900 849
4.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 937
Montgomery County IDA Revenue, Series A, 4.10%, 4/1/53 ........................ 5,000 5,046
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100 ......................... 1,000 1,025
Series B, 5.00%, 4/1/34, Continuously Callable @100 ......................... 1,500 1,538
Series B, 5.00%, 4/1/35, Continuously Callable @100 ......................... 1,500 1,550
Northampton County General Purpose Authority Revenue, 4.85% (US0001M+104bps),
8/15/48, (Put Date 8/15/24)(a)(c) ........................................ 4,645 4,634
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37,
Continuously Callable @100 ........................................... 1,525 1,456
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103 ............................... 1,750 1,654
4.00%, 7/1/41, Continuously Callable @103 ............................... 1,050 879
Series A-2, 4.00%, 5/15/43, Continuously Callable @100 ...................... 1,125 1,035
Series B-2, 5.00%, 7/1/42, Continuously Callable @103 ....................... 3,000 2,898
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/15/25,
Continuously Callable @100 ........................................... 1,730 1,731
Pennsylvania Housing Finance Agency/Lifers Trust Revenue (LIQ - Deutsche Bank A.G.),
Series DBE-8112, 3.81%, 5/1/63, Callable 5/1/39 @ 100(b)(e) ................... 5,000 5,000
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/36, Continuously Callable @100 ............................... 8,255 8,504
5.00%, 12/1/41, Continuously Callable @100 ............................... 2,000 2,140
5.00%, 12/1/43, Continuously Callable @100 ............................... 1,675 1,781
Series B, 4.00%, 6/1/34, Continuously Callable @100 ......................... 20,000 20,176
Series B, 5.00%, 12/1/34, Continuously Callable @100 ........................ 2,000 2,075
Series B, 5.00%, 12/1/35, Continuously Callable @100 ........................ 2,000 2,076
Series B, 4.00%, 12/1/36, Continuously Callable @100 ........................ 1,000 999
Series B, 4.00%, 12/1/37, Continuously Callable @100 ........................ 1,500 1,482
Series B, 4.00%, 12/1/38, Continuously Callable @100 ........................ 1,000 978
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100 ............................... 750 797
5.00%, 5/1/36, Continuously Callable @100 ............................... 1,500 1,582
5.00%, 5/1/38, Continuously Callable @100 ............................... 1,000 1,043

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
5.00%, 6/15/40, Continuously Callable @100(b) ............................ $ 900 $ 842
5.50%, 6/15/43, Continuously Callable @100(b) ............................ 1,750 1,671
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100 ......................... 1,750 1,772
Series B, 4.00%, 9/1/35, Continuously Callable @100 ......................... 300 301
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100 ............................... 2,000 2,085
5.00%, 3/1/37, Continuously Callable @100 ............................... 1,500 1,556
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100 ........................ 1,000 1,065
Series E, 5.00%, 12/1/33, Continuously Callable @100 ........................ 1,600 1,700
Series E, 5.00%, 12/1/35, Continuously Callable @100 ........................ 750 789
State Public School Building Authority Revenue, 5.00%, 6/1/29, Continuously Callable @100 10,000 10,531
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/31, Continuously Callable @100 ......................... 6,100 6,329
Series A, 4.00%, 12/1/31, Continuously Callable @100 ........................ 13,085 13,199
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30)(c) 3,300 2,194
The School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100 ......................... 1,000 1,059
Series A, 5.00%, 9/1/35, Continuously Callable @100 ......................... 1,000 1,053
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 1,000 1,045
Series A, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,039
Series A, 4.00%, 9/1/38, Continuously Callable @100 ......................... 1,700 1,598
Series A, 4.00%, 9/1/39, Continuously Callable @100 ......................... 1,600 1,495
Series F, 5.00%, 9/1/31, Continuously Callable @100 ......................... 9,895 10,287
Series F, 5.00%, 9/1/32, Continuously Callable @100 ......................... 5,000 5,197
Series F, 5.00%, 9/1/33, Continuously Callable @100 ......................... 4,000 4,156
Series F, 5.00%, 9/1/34, Continuously Callable @100 ......................... 5,100 5,288
The School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.), Series
A, 4.00%, 4/1/33, Continuously Callable @100 ............................. 1,150 1,171
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100 . 1,4 00 1,278
Wilkes-Barre Finance Authority Revenue, 4.00%, 3/1/42, Continuously Callable @100 ..... 2,600 1,999
253,507
Rhode Island (0.4%):
Rhode Island Health & Educational Building Corp. Revenue, Series A, 6.00%, 9/1/33, Pre-
refunded  9/1/23 @ 100 .............................................. 2,000 2,000
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100 ........................ 1,350 1,412
Series A, 5.00%, 10/1/35, Continuously Callable @100 ........................ 4,345 4,532
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100 ......................... 2,000 2,015
Series A, 5.00%, 6/1/29, Continuously Callable @100 ......................... 2,000 2,018
Series A, 5.00%, 6/1/30, Continuously Callable @100 ......................... 2,500 2,522
14,499
South Carolina (1.1%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100 ............................... 1,000 1,006
4.00%, 11/1/32, Continuously Callable @100 ............................... 1,000 1,005
Patriots Energy Group Financing Agency Revenue, Series B, 4.51% (US0001M+86bps),
10/1/48, (Put Date 2/1/24)(a)(c) ......................................... 20,000 19,990
South Carolina Public Service Authority Revenue
Series A, 5 .00%, 12/1/34, Continuously Callable @100 ........................ 9,835 10,162
Series A, 5.00%, 12/1/35, Continuously Callable @100 ........................ 7,000 7,208
39,371
Tennessee (1.1%):
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100 ............................... 2,710 2,821
5.00%, 7/1/36, Continuously Callable @100 ............................... 3,000 3,116
5.00%, 7/1/37, Continuously Callable @100 ............................... 3,500 3,614
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue, 5.00%, 7/1/40, Continuously Callable @100 ................... 5,500 5,568
New Memphis Arena Public Building Authority Revenue
4/1/32, Continuously Callable @98 (d) .................................... 875 615
4/1/33, Continuously Callable @96(d) .................................... 625 420

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
4/1/34, Continuously Callable @94(d) .................................... $ 875 $ 557
4/1/35, Continuously Callable @92(d) .................................... 875 530
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, Callable 9/1/30 @ 100.1 ............ 12,500 13,028
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 5/1/53, Callable 2/1/28 @
100.22 ........................................................... 10,000 10,180
40,449
Texas (9.9%):
Arlington Higher Education Finance Corp. Revenue, 4.88%, 6/15/56, Callable 6/15/25 @
100(b) ........................................................... 2,000 1,965
Austin Convention Enterprises, Inc. Revenue, Series A, 5.00%, 1/1/34, Continuously Callable
@100 ........................................................... 1,105 1,112
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25 .................................................... 2,740 2,738
5.00%, 12/1/27, Continuously Callable @100 ............................... 2,990 2,972
5.00%, 12/1/28, Continuously Callable @100 ............................... 1,640 1,621
5.00%, 12/1/29, Continuously Callable @100 ............................... 1,600 1,574
5.00%, 12/1/30 , Continuously Callable @100 ............................... 1,700 1,662
5.25%, 12/1/35, Continuously Callable @100 ............................... 5,150 5,036
Central Texas Regional Mobility Authority Revenue
1/1/24(d) ......................................................... 7,000 6,912
1/1/26(d) ......................................................... 2,535 2,323
Series A, 5 .00%, 1/1/34, Pre-refunded  7/1/25 @ 100 ......................... 1,250 1,286
Series A, 5.00%, 1/1/35, Pre-refunded  7/1/25 @ 100 ......................... 1,100 1,131
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100 ........................ 10,000 10,086
Series C, 5.00%, 8/15/34, Continuously Callable @100 ........................ 8,500 8,592
City of Arlington Special Tax Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100 ........................ 1,500 1,597
Series C , 5.00%, 2/15/35, Continuously Callable @100 ........................ 1,500 1,591
Series C, 5.00%, 2/15/36, Continuously Callable @100 ........................ 3,100 3,268
Series C, 5.00%, 2/15/37, Continuously Callable @100 ........................ 3,305 3,464
Series C, 5.00%, 2/15/38, Continuously Callable @100 ........................ 4,380 4,570
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100 ............................... 1,800 1,825
4.00%, 7/15/33, Continuously Callable @100 ............................... 1,100 1,114
4.00%, 7/15/34, Continuously Callable @100 ............................... 1,050 1,061
4.00%, 7/15/35, Continuously Callable @100 ............................... 1,000 1,007
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100 ............................... 2,300 2,328
5.00%, 9/1/30 , Continuously Callable @100 ............................... 1,000 1,012
5.00%, 9/1/32, Continuously Callable @100 ............................... 5,615 5,684
5.00%, 9/1/33, Continuously Callable @100 ............................... 5,345 5,411
5.00%, 9/1/34, Continuously Callable @100 ............................... 2,150 2,177
5.00% , 9/1/35, Continuously Callable @100 ............................... 1,575 1,594
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100 ............................... 740 752
4.00%, 3/1/33, Continuously Callable @100 ............................... 1,000 1,016
4.00%, 3/1/34 , Continuously Callable @100 ............................... 1,000 1,014
4.00%, 3/1/36, Continuously Callable @100 ............................... 1,500 1,511
Clifton Higher Education Finance Corp. Revenue
Series A, 4.00%, 8/15/38, Continuously Callable @100 ........................ 1,085 988
Series A, 4.00%, 8/15/39, Continuously Callable @100 ........................ 1,130 1,022
Series A, 4.00%, 8/15/40, Continuously Callable @100 ........................ 1,180 1,059
Series A, 4.00%, 8/15/41, Continuously Callable @100 ........................ 1,225 1,091
Series A, 4.00%, 8/15/42, Continuously Callable @100 ........................ 1,035 915
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100 ............................... 2,130 2,169
4.00%, 8/15/34, Continuously Callable @100 ............................... 2,275 2,306
4.00%, 8/15/35, Continuously Callable @100 ............................... 2,375 2,389
4.00%, 8/15/36, Continuously Callable @100 ............................... 3,710 3,685
4.00%, 8/15/37, Continuously Callable @100 ............................... 3,860 3,777
4.00%, 8/15/38, Continuously Callable @100 ............................... 4,015 3,875
4.00%, 8/15/39, Continuously Callable @100 ............................... 4,305 4,127
Series A, 4.00%, 8/15/32, Continuously Callable @100 ........................ 1,300 1,316

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Dallas/Fort Worth International Airport Revenue
Series D , 5.25%, 11/1/28, Continuously Callable @100 ........................ $ 2,000 $ 2,004
Series D, 5.25%, 11/1/29, Continuously Callable @100 ........................ 7,500 7,517
Harris County Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100 ......................... 1,400 1,338
Series C-2, 3.98% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24)(a)(c) ........... 3,330 3,320
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance
Co.)
5.00%, 3/1/30, Continuously Callable @100 ............................... 750 766
5.00%, 3/1/31, Continuously Callable @100 ............................... 2,030 2,074
5.00%, 3/1/32, Continuously Callable @100 ............................... 2,500 2,554
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100 ............................... 4,000 4,022
5.00%, 2/1/34, Continuously Callable @100 ............................... 4,000 4,022
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America
Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100 ............................... 1,215 1,247
5.00%, 9/1/30, Continuously Callable @100 ............................... 1,380 1,417
5.00%, 9/1/31, Continuously Callable @100 ............................... 2,000 2,053
5.00%, 9/1/32, Continuously Callable @100 ............................... 1,500 1,540
5.00%, 9/1/33, Continuously Callable @100 ............................... 2,680 2,752
Matagorda County Navigation District No. 1 Revenue, Series B-2, 4.00%, 6/1/30,
Continuously Callable @100 ........................................... 5,405 5,279
Mesquite Health Facilities Development Corp. Revenue
0.00%, 2/15/26(g) .................................................. 1,173 13
0.00%, 2/15/35, Continuously Callable @100(g) ............................ 407 5
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102 ............................... 1,000 1,002
4.00%, 11/1/36, Continuously Callable @102 ............................... 1,475 1,285
Series A, 5.00%, 7/1/30, Continuously Callable @100(g) ...................... 7,500 6,762
Series A, 5.00%, 7/1/35, Continuously Callable @100(g) ...................... 9,000 8,115
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100 ............................... 1,635 1,638
4.00%, 4/1/33, Continuously Callable @100 ............................... 2,000 2,000
4.00%, 4/1/34, Continuously Callable @100 ............................... 4,470 4,440
4.00%, 4/1/35, Continuously Callable @100 ............................... 1,650 1,618
4.00%, 4/1/36, Continuously Callable @100 ............................... 2,150 2,071
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100 ............................... 7,000 7,144
Series B, 5.00%, 1/1/36, Continuously Callable @100 ......................... 5,485 5,623
North Texas Tollway Authority Revenue
Series A, 5.00%, 1/1/32, Continuously Callable @100 ......................... 8,000 8,177
Series A, 5.00%, 1/1/34, Continuously Callable @100 ......................... 1,515 1,577
Series A, 4.00%, 1/1/43, Continuously Callable @100 ......................... 14,120 13,190
Series A, 4.00%, 1/1/44, Continuously Callable @100 ......................... 1,085 1,001
Series B, 5.00%, 1/1/31, Continuously Callable @100 ......................... 1,500 1,505
Series B, 5.00%, 1/1/34, Continuously Callable @100 ......................... 7,500 7,655
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), 1/1/29(d) ....... 20,000 16,554
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100 ......................... 2,000 2,015
Series B, 4.00%, 1/1/36, Continuously Callable @100 ......................... 1,695 1,700
Permanent University Fund - University of Texas System Revenue
Series B, 5.00%, 7/1/32, Continuously Callable @100 ......................... 2,230 2,301
Series B, 5.00%, 7/1/33, Continuously Callable @100 ......................... 3,250 3,364
Series B, 5.00%, 7/1/34, Continuously Callable @100 ......................... 2,500 2,579
Port of Port Arthur Navigation District Revenue, Series C, 3.60%, 4/1/40, Continuously
Callable @100(e) ................................................... 1,800 1,800
San Antonio Education Facilities Corp. Revenue
4.00%, 4/1/39, Continuously Callable @100 ............................... 700 601
4.00%, 4/1/40, Continuously Callable @100 ............................... 1,000 853
4.00%, 4/1/41, Continuously Callable @100 ............................... 895 759
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage
Corp.), 3.50%, 4/1/43, (Put Date 10/1/28), Pre-refunded 10/1/24 @ 100(c) .......... 14,935 14,948

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100 .............................. $ 2,145 $ 2,162
5.00%, 11/15/31, Continuously Callable @100 .............................. 2,250 2,268
5.00%, 11/15/32, Continuously Callable @100 .............................. 2,365 2,384
5.00%, 11/15/37, Continuously Callable @100 .............................. 2,175 2,134
Series B, 5.00%, 7/1/37, Continuously Callable @100 ......................... 18,225 18,976
Series B, 5.00%, 7/1/38, Continuously Callable @100 ......................... 19,115 19,856
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/30 .......... 9,835 10,053
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100 ............................... 3,300 3,115
4.00%, 12/31/38, Continuously Callable @100 .............................. 3,850 3,618
4.00%, 6/30/39, Continuously Callable @100 ............................... 2,150 2,013
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty
Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100 .................. 6,960 7,100
357,604
Utah (0.1%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/36, Continuously Callable @103 ....................... 1,045 881
Series A-1, 4.00%, 6/1/41, Continuously Callable @103 ....................... 1,000 796
1,677
Vermont (0.3%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/37, Continuously Callable @103 ............................... 4,190 3,485
Series B, 4.00%, 5/1/33, Continuously Callable @103 ......................... 3,950 3,436
Vermont Educational & Health Buildings Financing Agency Revenue
5.75%, 10/1/43, Continuously Callable @100(b) ............................ 3,000 2,867
Series A, 5.00%, 12/1/36, Continuously Callable @100 ........................ 2,500 2,549
12,337
Virgin Islands (0.2%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable
@100(b) ......................................................... 6,500 6,726
Virginia (0.6%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100 ............................... 1,175 1,143
4.00%, 7/1/37, Continuously Callable @100 ............................... 1,205 1,153
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100 ............................... 750 775
5.00%, 6/15/34, Continuously Callable @100 ............................... 2,620 2,702
5.00%, 6/15/35, Continuously Callable @100 ............................... 1,930 1,984
Virginia College Building Authority Revenue, 4.00%, 2/1/36, Continuously Callable @100 .. 3,000 3,041
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103 ......................... 500 464
Series A, 4.00%, 1/1/38, Continuously Callable @103 ......................... 6,000 5,464
Series A, 4.00%, 1/1/39, Continuously Callable @103 ......................... 7,000 6,288
23,014
Washington (0.6%):
Washington Health Care Facilities Authority Revenue
5.00%, 7/1/35, Continuously Callable @100 ............................... 2,355 2,371
5.00%, 8/15/35, Continuously Callable @100 ............................... 1,775 1,807
5 .00%, 7/1/36, Continuously Callable @100 ............................... 2,250 2,255
5.00%, 8/15/36, Continuously Callable @100 ............................... 2,500 2,530
4.00%, 7/1/37, Continuously Callable @100 ............................... 3,125 2,762
5.00%, 8/15/37, Continuously Callable @100 ............................... 2,400 2,417
Washington State Housing Finance Commission Revenue
Series A, 5.00%, 7/1/38, Continuously Callable @103 ......................... 1,590 1,620
Series A, 5.00%, 7/1/43, Continuously Callable @103 ......................... 2,225 2,226
Series A-1, 3.50%, 12/20/35 ........................................... 2,611 2,348
Series B1, 4.75%, 7/1/27, Continuously Callable @100 ........................ 860 861
21,197
West Virginia (0.6%):
West Virginia Hospital Finance Authority Revenue
5.00%, 1/1/35, Continuously Callable @100 ............................... 2,920 2,953
5 .00%, 1/1/36, Continuously Callable @100 ............................... 2,065 2,077

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
5.00%, 9/1/38, Continuously Callable @100 ............................... $ 2,000 $ 2,000
5.00%, 9/1/39, Continuously Callable @100 ............................... 1,000 993
Series A, 5.00%, 6/1/33, Continuously Callable @100 ......................... 1,850 1,928
Series A, 5.00%, 6/1/34, Continuously Callable @100 ......................... 2,970 3,088
Series A, 5.00%, 6/1/35, Continuously Callable @100 ......................... 2,405 2,489
Series A, 4.13%, 6/1/42, Continuously Callable @100 ......................... 5,000 4,570
20,098
Wisconsin (1.4%):
Public Finance Authority Revenue
3.00%, 4/1/25(b) ................................................... 5 5
3.00%, 4/1/25(b) ................................................... 225 220
4.00%, 3/1/29(b) ................................................... 890 810
4.00%, 6/15/29, Continuously Callable @100(b) ............................ 230 214
4.00%, 9/1/29 , Continuously Callable @103(b) ............................. 1,250 1,173
4.00%, 3/1/30(b) ................................................... 950 850
4.00%, 3/1/34, Continuously Callable @100(b) ............................. 3,520 2,969
5.25%, 5/15/37, Continuously Callable @102(b) ............................ 1,000 926
5.00%, 6/15/39, Continuously Callable @100(b) ............................ 410 377
5.00%, 9/1/39, Continuously Callable @103(b) ............................. 2,230 2,060
5.00%, 1/1/40, Continuously Callable @100 ............................... 3,500 3,413
5.00%, 4/1/40, Pre-refunded  4/1/30 @ 100(b) .............................. 95 106
5.00%, 4/1/40, Continuously Callable @100(b) ............................. 1,080 1,026
4.00%, 1/1/42, Continuously Callable @103 ............................... 1,150 998
4.00%, 4/1/42, Continuously Callable @100(b) ............................. 900 740
5.00%, 4/1/43, Continuously Callable @100 ............................... 4,185 3,973
5.00%, 1/1/45, Continuously Callable @100 ............................... 3,275 3,109
Series A, 5.25%, 10/1/38, Continuously Callable @100 ........................ 3,250 3,125
Series A, 4.00%, 7/1/41, Continuously Callable @100 ......................... 770 651
Series A, 5.00%, 11/15/41, Continuously Callable @103 ....................... 4,680 4,499
Series A, 6.38%, 7/1/43, Continuously Callable @103(b) ...................... 300 298
Series A-1, 4.00%, 7/1/41, Continuously Callable @100(b) ..................... 675 560
Series D, 4.05%, 11/1/30, Continuously Callable @100 ........................ 1,500 1,502
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/27 ..................................................... 360 339
4.00%, 1/1/28, Continuously Callable @103 ............................... 370 340
4.00%, 1/1/29, Continuously Callable @103 ............................... 390 349
4.00%, 1/1/30, Continuously Callable @103 ............................... 405 354
5.00%, 8/15/34, Continuously Callable @100 ............................... 1,000 1,006
4.00%, 1/1/37, Continuously Callable @103 ............................... 1,460 1,149
4.00%, 3/15/40, Continuously Callable @100 ............................... 750 653
4.00% , 12/1/41, Continuously Callable @100 ............................... 850 623
Series A, 4.00%, 11/15/36, Continuously Callable @100 ....................... 9,830 9,867
Series B, 4.00%, 9/15/36, Continuously Callable @103 ........................ 530 463
Series B, 4.00%, 9/15/41, Continuously Callable @103 ........................ 510 412
Wisconsin Health & Educational Facilities Authority Revenue (INS - Assured Guaranty Corp.)
4.00%, 2/15/35, Continuously Callable @100 ............................... 500 495
4.00%, 2/15/37, Continuously Callable @100 ............................... 1,000 957
50,611
Total Municipal Bonds (Cost $3,724,113)
a
a
a
3,584,624
Total Investments (Cost $3,724,113) — 99.1% 3,584,624
Other assets in excess of liabilities — 0.9% 30,821
NET ASSETS - 100.00% $ 3,615,445
(a) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2023.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$161,360 (thousands) and amounted to 4.5% of net assets.
(c) Put Bond.
(d) Zero-coupon bond.
(e) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.

Victory Portfolios III
Victory Tax Exempt Intermediate-Term Fund

(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
(g) Currently the issuer is in default with respect to interest and/or principal payments.
AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
MUNIPSA
—
Municipal Swap Index
SOFR
—
Secured Overnight Financing Rate
US0001M
—
1 Month US Dollar LIBOR, rate disclosed as of August 31, 2023, based on the last reset date of the security.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS
—
Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ
—
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC
—
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA
—
Principal and interest payments or, under certain circumstances underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2023

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Intermediate-Term
Fund
Assets:
Investments, at value (Cost $3,724,113) $ 3,584,624
Cash 163
Receivables:
Interest 41,583
Capital shares issued 487
Investments sold 3,733
From Adviser 90
Prepaid expenses 78
Total Assets 3,630,758
Liabilities:
Payables:
Distributions 996
Investments purchased 6,988
Capital shares redeemed 5,735
Accrued expenses and other payables:
Investment advisory fees 867
Administration fees 433
Transfer agent fees 157
Compliance fees 3
Trustees' fees —(a)
12b-1 fees 3
Other accrued expenses 131
Total Liabilities 15,313
Commitments and contingencies (Note 4 )
Net Assets:
Capital 3,923,221
Total accumulated earnings/(loss) (307,776)
Net Assets $ 3,615,445
Net Assets
Fund Shares $ 2,863,868
Institutional Shares 727,463
Class A 24,114
Total $ 3,615,445
Shares (unlimited number of shares authorized with no par value):
Fund Shares 232,976
Institutional Shares 59,194
Class A 1,962
Total 294,132
Net asset value, offering (except Class A) and redemption price per share:(b)
Fund Shares $ 12.29
Institutional Shares 12.29
Class A 12.29
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 12.57
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023

See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax
Exempt
Intermediate-
Term Fund
Investment Income:
Interest $ 70,536
Total Income 70,536
Expenses:
Investment advisory fees 5,778
Administration fees — Fund Shares 2,227
Administration fees — Institutional Shares 385
Administration fees — Class A 18
Sub-Administration fees 15
12b-1 fees — Class A 31
Custodian fees 4
Transfer agent fees — Fund Shares 462
Transfer agent fees — Institutional Shares 385
Transfer agent fees — Class A 12
Trustees' fees 24
Compliance fees 18
Legal and audit fees 31
State registration and filing fees 62
Interfund lending — (a)
Other expenses 226
Total Expenses 9,678
Expenses waived/reimbursed by Adviser (285)
Net Expenses 9,393
Net Investment Income (Loss) 61,143
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 2,480
Net change in unrealized appreciation/depreciation on investment securities (19,904)
Net realized/unrealized gains (losses) on investments (17,424)
Change in net assets resulting from operations $ 43,719
(a)
Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 61,143 $ 115,698 $ 123,637
Net realized gains (losses) 2,480 (61,013) (15,775)
Net change in unrealized appreciation/depreciation (19,904) (166,932) (298,709)
Change in net assets resulting from operations 43,719 (112,247) (190,847)
Distributions to Shareholders:
Fund Shares (48,721) (90,657) (96,083)
Institutional Shares (12,724) (23,746) (26,918)
Class A (372) (663) (612)
Class Z — — (1)(b)
Change in net assets resulting from distributions to shareholders (61,817) (115,066) (123,614)
Change in net assets resulting from capital transactions (147,574) (711,203) (46,240)
Change in net assets (165,672) (938,516) (360,701)
Net Assets:
Beginning of period 3,781,117 4,719,633 5,080,334
End of period $ 3,615,445 $ 3,781,117 $ 4,719,633
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Class Z activity is for the period April 1, 2021 to March 18, 2022 (date of termination).

(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 113,224 $ 402,180 $ 446,931
Distributions reinvested 43,499 80,534 84,850
Cost of shares redeemed (256,114) (997,180) (677,978)
Total Fund Shares $ (99,391) $ (514,466) $ (146,197)
Institutional Shares
Proceeds from shares issued $ 85,446 $ 453,593 $ 329,541
Distributions reinvested 12,009 22,358 25,822
Cost of shares redeemed (145,336) (670,041) (262,003)
Total Institutional Shares $ (47,881) $ (194,090) $ 93,360
Class A
Proceeds from shares issued $ 2,614 $ 4,548 $ 11,889
Distributions reinvested 329 597 547
Cost of shares redeemed (3,245) (7,792) (5,821)
Total Class A $ (302) $ (2,647) $ 6,615
Class Z
Distributions reinvested — — 1(b)
Cost of shares redeemed — — (19)(b)
Total Class Z $ — $ — $ (18)
Change in net assets resulting from capital transactions $ (147,574) $ (711,203) $ (46,240)
Share Transactions:
Fund Shares
Issued 9,099 32,132 32,329
Reinvested 3,499 6,479 6,168
Redeemed (20,579) (79,889) (49,376)
Total Fund Shares (7,981) (41,278) (10,879)
Institutional Shares
Issued 6,861 36,464 23,925
Reinvested 966 1,798 1,878
Redeemed (11,694) (53,723) (19,254)
Total Institutional Shares (3,867) (15,461) 6,549
Class A
Issued 211 365 857
Reinvested 26 48 40
Redeemed (260) (626) (427)
Total Class A (23) (213) 470
Class Z
Reinvested — — —(b)(c)
Redeemed — — (1)(b)
Total Class Z — — (1)
Change in Shares (11,871) (56,952) (3,861)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Class Z activity is for the period April 1, 2021 to March 18, 2022 (date of termination).
(c) Rounds to less than 1 thousand shares.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
33
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $12.36 $13.00 $13.85 $13.33 $13.37 $13.12
Investment Activities:
Net investment income (loss) 0.20(b) 0.35(b) 0.33(b) 0.37(b) 0.38(b) 0.41
Net realized and unrealized gains (losses) (0.06) (0.64) (0.85) 0.52 (0.03) 0.24
Total from Investment Activities 0.14 (0.29) (0.52) 0.89 0.35 0.65
Distributions to Shareholders from:
Net investment income (0.21) (0.35) (0.33) (0.37) (0.39) (0.40)
Total Distributions (0.21) (0.35) (0.33) (0.37) (0.39) (0.40)
Net Asset Value, End of Period $12.29 $12.36 $13.00 $13.85 $13.33 $13.37
Total Return(c)(d) 1.09% (2.19)% (3.86)% 6.72% 2.56% 5.06%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.51% 0.49% 0.53% 0.50% 0.49% 0.52%
Net Investment Income (Loss)(e) 3.25% 3.10% 2.39% 2.69% 2.82% 3.07%
Gross Expenses(e)(f) 0.51% 0.49% 0.53% 0.50% 0.49% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $2,863,868 $2,977,555 $3,670,223 $4,059,780 $4,788,060 $4,754,320
Portfolio Turnover(c)(i) 4% 11% 13% 23% 26% 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $12.35 $13.00 $13.85 $13.57
Investment Activities:
Net investment income (loss)(c) 0.21 0.36 0.34 0.27
Net realized and unrealized gains (losses) (0.06) (0.65) (0.85) 0.29
Total from Investment Activities 0.15 (0.29) (0.51) 0.56
Distributions to Shareholders from:
Net investment income (0.21) (0.36) (0.34) (0.28)
Total Distributions (0.21) (0.36) (0.34) (0.28)
Net Asset Value, End of Period $12.29 $12.35 $13.00 $13.85
Total Return(d)(e) 1.19% (2.24)% (3.78)% 4.15%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.47% 0.46% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.29% 3.13% 2.47% 2.61%
Gross Expenses(f)(g) 0.54% 0.52% 0.54% 0.51%
Supplemental Data:
Net Assets at end of period (000's) $727,463 $779,029 $1,020,822 $996,601
Portfolio Turnover(d)(j) 4% 11% 13% 23%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Intermediate-Term Fund
Class A
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $12.36 $13.00 $13.85 $13.33 $13.36 $13.12
Investment Activities:
Net investment income (loss) 0.19(b) 0.33(b) 0.30(b) 0.33(b) 0.35(b) 0.38
Net realized and unrealized gains (losses) (0.07) (0.65) (0.86) 0.52 (0.03) 0.23
Total from Investment Activities 0.12 (0.32) (0.56) 0.85 0.32 0.61
Distributions to Shareholders from:
Net investment income (0.19) (0.32) (0.29) (0.33) (0.35) (0.37)
Total Distributions (0.19) (0.32) (0.29) (0.33) (0.35) (0.37)
Net Asset Value, End of Period $12.29 $12.36 $13.00 $13.85 $13.33 $13.36
Total Return (excludes sales charge)(c)(d) 0.97% (2.41)% (4.10)% 6.46% 2.37% 4.75%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.75% 0.74% 0.78% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(e) 3.01% 2.85% 2.14% 2.43% 2.57% 2.85%
Gross Expenses(e)(f) 0.90% 0.87% 0.87% 0.86% 0.87% 0.84%
Supplemental Data:
Net Assets at end of period (000's) $24,114 $24,533 $28,588 $23,934 $25,265 $22,888
Portfolio Turnover(c)(i) 4% 11% 13% 23% 26% 8%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
36
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Tax Exempt Intermediate-Term Fund (the “Fund”). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
37
(Unaudited)
As of August 31, 2023, there were no transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
Victory Tax Exempt Intermediate-Term Fund
Municipal Bonds .............................................. $ — $ 3,584,624 $ — $ 3,584,624
Total ....................................................... $ — $ 3,584,624 $ — $ 3,584,624

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
38
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Intermediate Municipal Debt Funds Index. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Intermediate Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $385, $122, and $0 for Fund Shares, Institutional Shares, and
Class A, in thousands, respectively. Performance adjustments were 0.03%, 0.03%, and 0.00% for Fund Shares, Institutional Shares, and Class
A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual
Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund’s average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Excluding U.S. Government
Securities
Purchases Sales
Victory Tax Exempt Intermediate-Term Fund ...................................................... $ 156,374 $ 304,163
Over/Under Performance Relative to Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
39
(Unaudited)
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31,
2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2023, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 0.48%, 0.44%, and 0.75% for Fund Shares, Institutional Shares,
and Class A, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Tax Exempt Intermediate-Term Fund ....................... $ 156 $ 1,039 $ 620 $ 285 $ 2,100

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
40
(Unaudited)
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
LIBOR Discontinuation Risk — The discontinuation of London Interbank Offered Rate (“LIBOR”) may adversely affect the financial markets generally and the Fund’s operations, finances and investments specifically. LIBOR has been the principal floating rate benchmark in the financial markets, and a large portion of the Fund’s assets were tied to LIBOR. However, LIBOR was discontinued as a floating rate benchmark after June
30, 2023. Then-existing LIBOR obligations have been transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.
Non-LIBOR floating rate obligations, including obligations based on the Secured Overnight Financing Rate (“SOFR”), may have returns and values that fluctuate more than those of floating rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid.
Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.
Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates have developed in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Fund and the financial markets more generally. There are non-
LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Unlike forward-looking SOFR-based term rates, such rates are intended reflect a bank credit spread component.
It is not clear how replacement rates for LIBOR—including SOFR-based rates and non-SOFR-based rates—will continue to develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Fund and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
41
(Unaudited)
emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2023.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
August 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Victory Tax Exempt Intermediate-Term Fund ................ Borrower $ — $ 1,516 5.10% $ 1,516
Short-Term
Amount
Long-Term
Amount Total
Victory Tax Exempt Intermediate-Term Fund .................................. $ (77,289) $ (94,340) $ (171,629)

Supplemental Information
August 31, 2023
Victory Portfolios III
42
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Tax Exempt Intermediate-Term Fund
Fund Shares ............................
$ 1,000.00 $ 1,010.90 $ 1,022.57 $ 2.58 $ 2.59 0.51%
Institutional Shares .......................
1,000.00 1,011.90 1,022.77 2.38 2.39 0.47%
Class A ...............................
1,000.00 1,009.70 1,021.37 3.79 3.81 0.75%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39594-1023

August 31, 2023
Semi Annual Report
Victory Tax Exempt Long-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
18
Statement of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements 25
Supplemental Information
Proxy Voting and Portfolio Holdings Information
31
Expense Examples
31
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Tax Exempt Long-Term Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides investors with interest income that is exempt from federal income tax.
Top 10 Industries:
August 31, 2023
(% of Net Assets)
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Medical
20.2%
General
16.7%
Nursing Homes
9.4%
Higher Education
8.4%
Transportation
8.0%
Education
7.5%
School District
7.4%
General Obligation
5.6%
Water
3.5%
Development
3.4%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Tax Exempt Long-Term Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (99.1%)
Alabama (0.6%):
DCH Healthcare Authority Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 .. $ 4,000 $ 3,163
Homewood Educational Building Authority Revenue
5.00%, 12/1/47, Continuously Callable @100 ............................... 4,500 4,550
Series A, 4.00%, 12/1/51, Continuously Callable @100 ........................ 3,000 2,558
10,271
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously
Callable @100 ..................................................... 1,000 877
Arizona (2.1%):
Arizona IDA Revenue
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,725 1,740
Series A, 5.00%, 7/1/47, Continuously Callable @100 ......................... 600 580
Maricopa County IDA Revenue
5.00%, 7/1/47, Continuously Callable @100 ............................... 1,600 1,540
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 1,000 819
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100 .. 10,000 9,597
Sierra Vista IDA Revenue, 5.75%, 6/15/53, Continuously Callable @100(a) ............. 3,000 2,908
State of Arizona Distribution Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29 .............................................. 1,000 1,142
Series B, 5.50%, 7/1/30 .............................................. 1,500 1,747
Tempe IDA Revenue, Series A, 4.00%, 12/1/46, Continuously Callable @102 ............ 2,500 1,832
The City of Phoenix IDA Revenue
5.00%, 7/1/41, Continuously Callable @100 ............................... 1,200 1,185
5.00%, 7/1/44, Continuously Callable @100 ............................... 6,000 5,859
Series A, 5.00%, 7/1/42, Continuously Callable @100 ......................... 1,250 1,232
The County of Pima IDA Revenue
4.00%, 6/15/51, Continuously Callable @100(a) ............................. 2,500 1,842
Series A, 6.88%, 11/15/52, Continuously Callable @103(a) ..................... 3,750 3,680
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100 .......... 1,725 1,553
37,256
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28(b) ......................................................... 1,000 825
7/1/29(b) ......................................................... 1,165 923
7/1/30(b) ......................................................... 1,150 875
7/1/36(b) ......................................................... 2,500 1,442
4,065
California (5.2%):
California Educational Facilities Authority Revenue, Series A, 5.00%, 10/1/52, Continuously
Callable @100 ..................................................... 3,000 2,863
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously
Callable @100 ..................................................... 1,000 1,020
California State Public Works Board Revenue, Series B, 5.00%, 10/1/39, Continuously
Callable @100 ..................................................... 3,500 3,581
Cerritos Community College District, GO
Series D, 8/1/31(b) .................................................. 1,000 778
Series D, 8/1/32(b) .................................................. 2,500 1,830
Series D, 8/1/33(b) .................................................. 2,175 1,572
Series D, 8/1/34(b) .................................................. 1,000 691
Series D, 8/1/35(b) .................................................. 1,500 968
Series D, 8/1/36(b) .................................................. 2,200 1,340
City of Los Angeles CA/Lifers Trust Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8107,
3.81%, 10/1/58, Callable 9/13/23 @ 100(a)(c) .............................. 7,000 7,000
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.),
Series D, 8/1/41(b) .................................................. 8,500 3,856
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.),
6/1/42(b) ......................................................... 10,000 4,273
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35,
Continuously Callable @100 ........................................... 1,440 1,442
Los Alamitos Unified School District Certificate of Participation
0.00%, 8/1/34, Continuously Callable @100(d) ............................. 1,200 1,284

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
0.00%, 8/1/42, Continuously Callable @100(d) ............................. $ 4,500 $ 4,720
Paramount Unified School District, GO
8/1/34(b) ......................................................... 1,860 1,293
8/1/35(b) ......................................................... 2,000 1,319
8/1/36(b) ......................................................... 2,750 1,707
8/1/37(b) ......................................................... 2,750 1,584
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America
Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100 ......................... 2,560 2,576
Series A, 5.00%, 3/1/40, Continuously Callable @100 ......................... 2,000 2,011
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44,
Continuously Callable @100 ........................................... 2,500 2,556
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36(b) .................................................. 13,605 8,106
Series G, 8/1/37(b) .................................................. 14,285 7,981
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty
Municipal Corp.), 4/1/29(b) ........................................... 15,000 11,797
State of California, GO, 5.00%, 10/1/47, Continuously Callable @100 ................. 5,000 5,153
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D,
8/1/34(b) ......................................................... 8,885 6,030
The El Camino Community College District Foundation, GO
Series C, 8/1/34(b) .................................................. 3,000 2,068
Series C, 8/1/38(b) .................................................. 3,000 1,658
93,057
Colorado (2.2%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 1/1/52, Continuously Callable @100 ............................... 675 538
5.00%, 4/1/53, Continuously Callable @100 ............................... 750 757
4.50%, 7/1/53, Continuously Callable @100 ............................... 3,000 2,763
4.00%, 1/1/62, Continuously Callable @100 ............................... 795 608
Series A, 4.00%, 12/1/48, Continuously Callable @100 ........................ 2,500 2,132
Colorado Health Facilities Authority Revenue
5.00%, 6/1/45, Pre-refunded  6/1/25 @ 100 ................................ 6,000 6,158
5.50%, 11/1/47, Continuously Callable @100 ............................... 1,000 1,046
Series A, 4.00%, 8/1/44, Continuously Callable @100 ......................... 2,070 1,848
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 1,500 1,236
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 7,250 5,531
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously
Callable @100 ..................................................... 750 650
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 9/1/35, Continuously Callable @64(b) ............................. 10,000 5,601
Park Creek Metropolitan District Revenue
Series A, 5.00%, 12/1/45, Continuously Callable @100 ........................ 1,000 1,008
Series A, 5.00%, 12/1/46, Continuously Callable @100 ........................ 2,500 2,518
Series A, 5.00%, 12/1/51, Continuously Callable @100 ........................ 2,000 2,010
Rampart Range Metropolitan District No. 1 Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 12/1/47, Continuously Callable @100 ......................... 4,000 4,068
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously
Callable @10 0 ..................................................... 1,000 873
39,345
Connecticut (0.9%):
Connecticut State Health & Educational Facilities Authority Revenue
5.25%, 7/1/53, Continuously Callable @100 ............................... 3,000 3,133
Series A, 4.00%, 7/1/49, Continuously Callable @100 ......................... 3,000 2,472
Series U, 4.00%, 7/1/52, Continuously Callable @100 ........................ 3,000 2,613
State of Connecticut, GO
Series A, 5.00%, 4/15/38, Continuously Callable @100 ........................ 5,500 5,829
Series A, 5.00%, 4/15/39, Continuously Callable @100 ........................ 1,550 1,657
15,704
District of Columbia (0.1%):
District of Columbia Revenue
5.00%, 7/1/49, Continuously Callable @100 ............................... 1,275 1,205
5.00%, 7/1/54, Continuously Callable @100 ............................... 1,140 1,057
2,262

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Florida (7.4%):
Alachua County Health Facilities Authority Revenue, 4.00%, 10/1/46, Continuously Callable
@103 ........................................................... $ 700 $ 527
Capital Projects Finance Authority Revenue, 5.00%, 11/1/53, Continuously Callable @100 .. 1,250 1,199
Capital Trust Agency, Inc. Revenue, 6.38%, 5/1/53, Continuously Callable @100(a) ....... 1,750 1,686
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/53, Continuously Callable @103 ....................... 2,000 1,591
Series B, 5.63%, 11/15/43, Continuously Callable @100 ....................... 7,000 6,477
City of Jacksonville Revenue, 4.00%, 11/1/45, Continuously Callable @100 ............. 2,500 2,140
City of Pompano Beach Revenue
4.00%, 9/1/50, Continuously Callable @103 ............................... 8,000 5,840
Series A, 4.00%, 9/1/51, Continuously Callable @103 ......................... 2,895 2,100
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously
Callable @100 ..................................................... 1,750 1,761
County of Miami-Dade Seaport Department Revenue (INS - Assured Guaranty Municipal
Corp.), Series A-2, 4.00%, 10/1/49, Continuously Callable @100 ................. 4,000 3,763
County of Miami-Dade Water & Sewer System Revenue
4.00%, 10/1/46, Continuously Callable @100 ............................... 3,000 2,811
Series B, 4.00%, 10/1/44, Continuously Callable @100 ........................ 21,500 20,496
County of Pasco Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/48,
Continuously Callable @100 ........................................... 1,000 1,053
County of Polk Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100 ..... 2,000 1,924
Escambia County Health Facilities Authority Revenue
4.00%, 8/15/45, Continuously Callable @100 ............................... 6,265 5,318
4.00%, 8/15/50, Continuously Callable @100 ............................... 5,050 4,116
Florida Development Finance Corp. Revenue
4.00%, 7/1/45, Continuously Callable @100 ............................... 600 487
4.00%, 2/1/52, Continuously Callable @100 ............................... 4,000 2,918
4.00%, 7/1/55, Continuously Callable @100 ............................... 500 378
Series A, 5.00%, 6/15/55, Continuously Callable @100 ........................ 1,500 1,378
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100 ............................... 4,280 3,685
4.00%, 10/1/44, Continuously Callable @100 ............................... 1,400 1,188
5.00%, 3/1/49, Continuously Callable @100 ............................... 1,250 1,036
4.00%, 10/1/49, Continuously Callable @100 ............................... 1,150 930
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Pre-refunded  6/1/25 @ 100 ..... 3,000 3,075
Lee County IDA Revenue
5.00%, 11/15/49, Continuously Callable @103 .............................. 12,350 11,453
Series A, 5.25%, 10/1/52, Continuously Callable @103 ........................ 1,000 816
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable
@100 ........................................................... 4,500 4,022
Miami Beach Health Facilities Authority Revenue, 4.00%, 11/15/51, Continuously Callable
@100 ........................................................... 2,500 2,142
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100 ......................... 5,000 5,017
Series A, 5.00%, 7/1/40, Continuously Callable @100 ......................... 5,000 5,000
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously
Callable @100 ..................................................... 2,000 1,814
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously
Callable @100 ..................................................... 1,500 1,373
Palm Beach County Educational Facilities Authority Revenue, 4.00%, 10/1/51, Continuously
Callable @100 ..................................................... 2,070 1,577
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103 .............................. 150 141
5.00% , 5/15/47, Continuously Callable @100 ............................... 5,000 3,856
Series A, 5.00%, 11/1/52, Continuously Callable @100 ........................ 250 233
Series B, 5.00%, 11/15/42, Continuously Callable @103 ....................... 1,000 955
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @103 ............................... 1,000 868
5.00%, 1/1/55, Continuously Callable @103 ............................... 1,000 851
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable
@103 ........................................................... 1,835 1,649
Sarasota County Public Hospital District Revenue, 4.00%, 7/1/52, Continuously Callable
@100 ........................................................... 5,000 4,463

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103 ............ $ 6,000 $ 4,696
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 10/1/23 @ 100 ............. 2,200 2,201
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-
refunded  4/15/25 @ 100 ............................................. 2,000 2,046
133,050
Georgia (1.4%):
Crisp County Hospital Authority Revenue, 4.00%, 7/1/51, Continuously Callable @100 .... 3,000 2,703
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously
Callable @100 ..................................................... 15,000 13,596
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/43, Continuously
Callable @100 ..................................................... 1,500 1,433
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49 ..................... 3,000 2,941
Municipal Electric Authority of Georgia Revenue, Series A, 4.00%, 1/1/51, Continuously
Callable @100 ..................................................... 1,100 975
Private Colleges & Universities Authority Revenue, 4.00%, 6/1/45, Continuously Callable
@100 ........................................................... 1,700 1,504
The Burke County Development Authority Revenue, Series 1, 3.30%, 11/1/48, Continuously
Callable @100(c) ................................................... 1,100 1,100
24,252
Illinois (14.4%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 5.75%, 4/1/48,
Continuously Callable @100 ........................................... 2,500 2,671
Chicago Board of Education, GO
Series A, 4.00%, 12/1/47, Continuously Callable @100 ........................ 8,220 6,854
Series A, 5.00%, 12/1/47, Continuously Callable @100 ........................ 1,800 1,758
Series H, 5.00%, 12/1/36, Continuously Callable @100 ........................ 5,000 5,032
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100 ......................... 2,500 2,552
Series B, 5.00%, 1/1/46, Continuously Callable @100 ......................... 3,500 3,556
Chicago O'Hare International Airport Revenue
5.75%, 1/1/43, Continuously Callable @100 ............................... 5,000 5,007
Series C, 4.00%, 1/1/38, Continuously Callable @100 ......................... 1,000 982
Series C, 5.00%, 1/1/41, Continuously Callable @100 ......................... 5,000 5,150
Chicago Park District, GO
Series A, 5.00%, 1/1/40, Continuously Callable @100 ......................... 3,000 3,033
Series F-2, 5.00%, 1/1/40, Continuously Callable @100 ....................... 1,125 1,156
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100 ............................... 4,000 4,006
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 3,000 3,027
Series C, 5.00%, 1/1/39, Continuously Callable @100 ......................... 3,000 3,024
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100 ....... 3,000 3,005
City of Galesburg Revenue, Series A, 4.00%, 10/1/46, Continuously Callable @100 ....... 4,000 3,292
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%,
3/1/40 , Continuously Callable @100 ..................................... 3,000 3,038
Cook County Community College District No. 508, GO (INS - Build America Mutual
Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100 ................... 9,500 9,674
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100 ....... 7,750 8,001
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100 ................... 2,000 1,822
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100 ............................... 14,000 14,074
5.50%, 4/1/32, Continuously Callable @100 ............................... 7,065 6,504
4.00%, 3/1/38, Continuously Callable @100 ............................... 2,000 1,939
5.00%, 8/1/42, Continuously Callable @100 ............................... 750 743
5.00%, 8/15/44, Continuously Callable @100 ............................... 2,000 2,010
4.00%, 12/1/46, Continuously Callable @100 ............................... 4,500 3,798
5.00%, 8/1/47, Continuously Callable @100 ............................... 750 723
5.00%, 12/1/47, Continuously Callable @100 ............................... 2,000 1,950
5.00%, 10/1/49, Continuously Callable @100 ............................... 1,250 1,263
5.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 1,009
5.00%, 3/1/52, Continuously Callable @100 ............................... 1,075 943
4.00%, 10/1/55, Continuously Callable @100 ............................... 2,000 1,610
Series A, 4.00%, 2/1/33, Continuously Callable @100 ......................... 6,000 6,003
Series A, 5.00%, 5/15/37, Continuously Callable @100 ........................ 700 680
Series A, 4.00%, 7/1/38, Pre-refunded  7/1/26 @ 100 ......................... 5,000 5,110

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series A, 4.00%, 10/1/40, Continuously Callable @100 ........................ $ 12,395 $ 12,106
Series A, 5.00%, 1/1/44, Pre-refunded  1/1/28 @ 100 ......................... 10,000 10,790
Series A, 5.00%, 2/15/47, Continuously Callable @100 ........................ 1,000 938
Series A, 5.00%, 5/15/47, Continuously Callable @100 ........................ 1,155 1,048
Series A, 5.00%, 2/15/50, Continuously Callable @100 ........................ 500 463
Series A, 4.00%, 8/1/51, Continuously Callable @100 ......................... 3,500 2,715
Series C, 4.00%, 2/15/41, Continuously Callable @100 ........................ 10,495 10,175
Series C, 4.00%, 2/15/41, Pre-refunded  2/15/27 @ 100 ........................ 20 21
Series C, 4.00%, 2/15/41, Pre-refunded  2/15/27 @ 100 ........................ 485 496
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/46, Continuously Callable
@100 ........................................................... 4,000 3,740
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/50, Continuously Callable
@100 ........................................................... 9,500 9,519
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously
Callable @100 ..................................................... 9,000 8,299
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B,
4.00%, 4/1/41, Continuously Callable @100 ............................... 600 540
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.),
6.50%, 7/1/3 0 ..................................................... 37,550 42,525
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100 ......................... 15,000 12,738
Series A, 5.75%, 1/1/53, Continuously Callable @100 ......................... 2,000 2,041
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100 ............................... 2,275 2,421
Series A, 5.00%, 10/1/33, Continuously Callable @100 ........................ 2,000 2,117
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100 ............................... 1,000 1,005
4.00%, 2/1/32, Continuously Callable @100 ............................... 1,000 1,004
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%,
12/1/46, Continuously Callable @100 .................................... 10,000 10,149
259,849
Indiana (1.9%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 2/1/38, Continuously Callable @100 ............................... 5,540 5,355
4.00%, 2/1/39, Continuously Callable @100 ............................... 3,605 3,461
Indiana Finance Authority Revenue
5.00%, 11/15/43, Continuously Callable @103 .............................. 1,970 1,830
5.00%, 11/15/48, Continuously Callable @103 .............................. 3,895 3,505
Series A, 5.00%, 2/1/40, Continuously Callable @100 ......................... 1,495 1,498
Series A, 5.50%, 4/1/46, Continuously Callable @100 ......................... 5,000 5,020
Series A, 4.00%, 11/15/51, Continuously Callable @100 ....................... 1,030 723
Series A, 5.50%, 7/1/52, Continuously Callable @100 ......................... 4,500 4,579
Series A, 5.00%, 6/1/53, Continuously Callable @100 ......................... 1,000 987
Richmond Hospital Authority Revenue, Series A, 5.00%, 1/1/39, Continuously Callable @100 7,000 7,060
34,018
Iowa (0.6%):
Iowa Finance Authority Revenue
Series A, 5.00% , 5/15/43, Continuously Callable @100 ........................ 6,235 4,983
Series B, 5.00%, 2/15/48, Continuously Callable @100 ........................ 4,000 4,104
Iowa Higher Education Loan Authority Revenue, 5.38%, 10/1/52, Continuously Callable
@100 ........................................................... 1,000 1,028
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable
@100 ........................................................... 1,000 879
10,994
Kansas (1.0%):
City of Coffeyville Electric System Revenue (INS - National Public Finance Guarantee Corp.),
Series B , 5.00%, 6/1/42, Pre-refunded  6/1/25 @ 100(a) ....................... 2,500 2,572
City of Lawrence Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 ........ 5,000 5,031
City of Manhattan Revenue
Series A, 4.00%, 6/1/46, Continuously Callable @103 ......................... 1,000 705
Series A, 4.00%, 6/1/52, Continuously Callable @103 ......................... 1,500 996
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(a) ......................................... 7,600 7,094

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%,
9/1/45, Continuously Callable @100 ..................................... $ 2,000 $ 2,036
18,434
Kentucky (1.2%):
City of Ashland Revenue, Series A, 5.00%, 2/1/40, Continuously Callable @100 .......... 1,000 1,007
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100 ................. 3,000 2,584
County of Boyle Revenue, Series A, 4.50%, 6/1/53, Continuously Callable @100 ......... 1,525 1,442
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/51, Continuously Callable @100 .. 1,070 922
Kentucky Economic Development Finance Authority Revenue
Series A, 5.00%, 5/15/46, Continuously Callable @100 ........................ 5,500 4,220
Series B, 5 .00%, 8/15/41, Continuously Callable @100 ........................ 3,000 3,090
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty
Municipal Corp.)
Series A, 4.00%, 12/1/41, Continuously Callable @100 ........................ 500 480
Series A, 5.00% , 12/1/45, Continuously Callable @100 ........................ 2,000 2,058
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 6,000 5,785
21,588
Louisiana (4.1%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100 ............................... 1,000 1,020
Series B, 5.00%, 12/1/41, Continuously Callable @100 ........................ 5,500 5,648
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Corp.), Series B, 4.00%,
12/1/49, Continuously Callable @100 .................................... 1,000 868
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.), Series
B, 5.00%, 12/1/41 , Continuously Callable @100 ............................ 2,100 2,160
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.),
Series B, 4.00%, 12/1/37, Continuously Callable @100 ........................ 1,100 1,031
Jefferson Sales Tax District Revenue (INS - Assured Guaranty Municipal Corp.), Series B,
4.00%, 12/1/42, Continuously Callable @100 ............................... 7,000 6,592
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, 3.50% , 11/1/32, Continuously Callable @100 ....................... 6,250 5,886
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100 ............................... 1,685 1,723
5.00%, 10/1/48, Continuously Callable @100 ............................... 5,000 5,035
Series A, 4.00%, 10/1/46, Continuously Callable @100 ........................ 8,210 7,622
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Pre-refunded  5/15/26 @ 100 .............................. 15 15
4.00%, 5/15/41, Continuously Callable @100 ............................... 1,235 1,156
5.00%, 5/15/46, Continuously Callable @100 ............................... 5,000 5,031
5.00%, 7/1/52, Continuously Callable @100 ............................... 400 397
5.00%, 7/1/57, Continuously Callable @100 ............................... 2,000 1,974
Series A, 5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100 ........................ 6,000 6,217
Series A, 4.00%, 12/15/50, Pre-refunded 12/15/27 @ 100 ...................... 30 31
Series A, 4.00%, 12/15/50, Continuously Callable @100 ....................... 970 898
Series A, 4 .00%, 1/1/56, Continuously Callable @100 ......................... 9,000 7,181
Louisiana Public Facilities Authority Revenue (INS - Build America Mutual Assurance Co.),
5.25%, 6/1/51, Pre-refunded  6/1/25 @ 100 ................................ 5,000 5,164
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously
Callable @100 ..................................................... 6,000 6,196
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously
Callable @100 ..................................................... 1,225 1,226
73,071
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46,
Continuously Callable @100 ........................................... 9,000 6,882
Massachusetts (1.8%):
Massachusetts Development Finance Agency Revenue
5 .00%, 4/15/40, Continuously Callable @100 ............................... 1,000 991
5.00%, 7/1/47, Continuously Callable @100 ............................... 3,280 3,244
4.00%, 7/1/51, Continuously Callable @100 ............................... 1,000 776
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,500 1,482

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series A, 5.50%, 7/1/44, Continuously Callable @100 ......................... $ 2,000 $ 1,732
Series A, 4.00%, 10/1/46, Continuously Callable @100 ........................ 3,370 2,543
Series A, 4.00%, 6/1/49, Pre-refunded  6/1/29 @ 100 ......................... 1,000 1,056
Series B, 4.00%, 6/1/50, Continuously Callable @100 ......................... 1,700 1,291
Series B, 4.00%, 7/1/50, Continuously Callable @100 ......................... 975 785
Series D, 5.00%, 7/1/44, Continuously Callable @100 ........................ 3,000 3,021
Series E, 4.00%, 7/1/38, Continuously Callable @100 ......................... 1,000 962
Series I, 5.00%, 7/1/46, Continuously Callable @100 ......................... 4,000 3,999
Series J2, 5.00%, 7/1/53, Continuously Callable @100 ........................ 10,000 9,966
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 4.00%, 10/1/45, Continuously Callable @100 .................. 1,250 1,120
32,968
Michigan (2.7%):
County of Genesee, GO (INS - Build America Mutual Assurance Co.)
Series B, 4.00%, 2/1/41, Continuously Callable @100 ......................... 2,000 1,922
Series B, 5.00%, 2/1/46, Continuously Callable @100 ......................... 2,900 2,951
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 4/1/43, Continuously Callable @100 ............................... 2,500 2,559
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100 .... 2,500 2,201
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan
Program)
5.00%, 5/1/45, Continuously Callable @100 ............................... 6,000 6,228
5.00%, 5/1/48, Continuously Callable @100 ............................... 3,000 3,101
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100 ....... 2,750 2,773
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45,
Continuously Callable @100 ........................................... 4,000 4,071
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100 ............................... 1,000 1,041
4.00%, 2/15/44, Continuously Callable @100 ............................... 5,000 4,605
4.00%, 2/15/47, Continuously Callable @100 ............................... 1,000 896
4.00%, 2/15/50, Continuously Callable @100 ............................... 2,000 1,759
4.00%, 9/1/50, Continuously Callable @100 ............................... 1,000 837
4.00%, 11/1/55, Continuously Callable @100 ............................... 4,000 3,538
Series A, 4.00%, 11/15/50, Continuously Callable @100 ....................... 3,000 2,662
Michigan State Building Authority Revenue, 4.00%, 10/15/49, Continuously Callable @100 . 2,500 2,329
Michigan Strategic Fund Revenue (LOC - Comerica Bank, N.A.), Series R, 3.40%, 12/1/33,
Continuously Callable @100(c) ......................................... 5,900 5,900
49,373
Missouri (3.1%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/36, Continuously Callable @100 ............................... 750 758
Series A, 6.00%, 3/1/33, Continuously Callable @103 ......................... 1,935 1,986
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100 ................. 3,000 2,958
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/36, Continuously Callable @100 ............................... 440 383
5.00%, 5/15/40, Continuously Callable @103 ............................... 5,510 2,492
4.00%, 8/1/41, Continuously Callable @100 ............................... 410 328
4.00%, 2/1/48, Continuously Callable @100 ............................... 10,000 7,580
4.00%, 2/15/51, Continuously Callable @100 ............................... 1,000 817
Series A, 5.00%, 2/1/42, Continuously Callable @104 ......................... 3,500 3,295
Series A, 5.00%, 11/15/43, Continuously Callable @100 ....................... 1,000 1,032
Series A, 4.00%, 2/15/54, Continuously Callable @100 ........................ 2,500 2,190
Missouri Development Finance Board Revenue
4 .00%, 3/1/51, Continuously Callable @100 ............................... 2,000 1,576
Series D, 4.00%, 6/1/46, Continuously Callable @100 ........................ 17,775 16,142
St. Louis County IDA Revenue
5.00%, 9/1/48, Continuously Callable @100 ............................... 2,000 1,704
Series A, 5 .88%, 9/1/43, Continuously Callable @100 ......................... 5,000 4,919
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 10/1/38, Continuously Callable @100 ............................... 3,065 3,171
5.00%, 10/1/49, Continuously Callable @100 ............................... 3,000 3,112
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103 ..... 1,805 1,851
56,294

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Montana (0.3%):
City of Forsyth Revenue, Series A, 3.90%, 3/1/31, Callable 10/10/23 @ 100 ............. $ 4,000 $ 4,000
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable
@100 ........................................................... 1,000 927
4,927
Nebraska (1.3%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42 ...................... 13,665 14,042
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable
@100 ........................................................... 3,400 3,434
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%,
1/1/49, Continuously Callable @102 ..................................... 7,500 6,545
24,021
Nevada (1.0%):
Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100 ................... 2,775 2,737
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100 ......................... 4,400 4,087
Series C, 4.00%, 7/1/46, Continuously Callable @100 ......................... 12,140 10,759
17,583
New Hampshire (0.2%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/51, Continuously Callable @103 ............................... 3,000 2,285
Series A, 5.25%, 7/1/48, Continuously Callable @103 ......................... 1,000 971
3,256
New Jersey (4.4%):
City of Newark Mass Transit Access Tax Revenue (INS - Assured Guaranty Corp.), 5.38%,
11/15/52, Continuously Callable @100 ................................... 1,000 1,085
New Jersey Economic Development Authority Revenue
5.00%, 6/15/40, Continuously Callable @100 ............................... 8,125 8,196
5.00%, 6/15/40, Pre-refunded  6/15/24 @ 100 .............................. 1,875 1,898
4.00% , 11/1/44, Continuously Callable @100 ............................... 3,000 2,802
4.00%, 6/15/49, Continuously Callable @100 ............................... 4,000 3,711
Series A, 5.00%, 6/15/47, Continuously Callable @100 ........................ 3,000 3,066
Series A, 5.00%, 11/1/52, Continuously Callable @100 ........................ 5,000 5,179
Series AAA, 5.00%, 6/15/41, Pre-refunded 12/15/26 @ 100 ..................... 4,000 4,238
Series B, 5.00%, 6/15/43, Continuously Callable @100 ........................ 3,500 3,593
Series WW, 5.25%, 6/15/40, Pre-refunded  6/15/25 @ 100 ...................... 2,835 2,930
Series WW, 5.25%, 6/15/40, Pre-refunded  6/15/25 @ 100 ...................... 165 170
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 6/1/42, Continuously Callable @100 .......................... 1,200 1,222
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100 ......................... 5,000 5,156
Series F, 5.00%, 7/1/47, Continuously Callable @100 ......................... 3,000 2,526
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/38, Continuously
Callable @100 ..................................................... 2,250 2,337
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty
Municipal Corp.), Series A, 5.00% , 7/1/46, Continuously Callable @100 ........... 1,250 1,257
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/48, Continuously Callable @100 ............................... 4,000 4,171
Series A, 5.00%, 12/15/36, Continuously Callable @100 ....................... 2,125 2,234
Series AA, 5.25%, 6/15/41, Continuously Callable @100 ...................... 2,000 2,038
Series BB, 4.00%, 6/15/50, Continuously Callable @100 ...................... 15,000 13,101
Series S, 5.25%, 6/15/43, Continuously Callable @100 ........................ 4,000 4,186
The Camden County Improvement Authority Revenue, 6.00%, 6/15/52, Continuously Callable
@100 ........................................................... 1,325 1,351
The Passaic County Improvement Authority Revenue, 5.38%, 7/1/53, Continuously Callable
@100 ........................................................... 500 477
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable
@100 ........................................................... 3,000 3,087
80,011
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 8,625 6,925

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%,
5/1/40, Continuously Callable @103(a) ................................... $ 670 $ 545
7,470
New York (2.9%):
Allegany County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/52, Continuously
Callable @100 ..................................................... 4,000 3,678
Build NYC Resource Corp. Revenue, Series A, 5.00%, 7/1/52, Continuously Callable @100 . 700 668
Metropolitan Transportation Authority Revenue
Series A, 11/15/32(b) ................................................ 5,000 3,479
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(e) ........................... 5,490 5,887
New York Liberty Development Corp. Revenue
5.25%, 10/1/35 .................................................... 16,130 18,049
2.80%, 9/15/69, Continuously Callable @100 ............................... 1,500 1,341
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable
@100 ........................................................... 3,000 2,465
New York State Housing Finance Agency/Lifers Trust Revenue (LIQ - Deutsche Bank A.G.),
Series DBE-8105, 3.81%, 8/1/50(a)(c) .................................... 1,784 1,784
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/46, Continuously Callable
@100 ........................................................... 2,000 2,036
New York State Urban Development Corp. Revenue, Series A, 4.00%, 3/15/45, Continuously
Callable @100 ..................................................... 5,000 4,756
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31(b) ................................................ 5,000 3,625
Series A, 11/15/32(b) ................................................ 3,000 2,060
Series B, 11/15/32(b) ................................................ 2,500 1,814
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000 1,009
52,651
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00%, 1/1/49, Continuously Callable @104 ............................... 2,725 2,536
Series A, 4.00%, 10/1/50, Continuously Callable @103 ........................ 1,000 775
3,311
North Dakota (0.5%):
City of Grand Forks Revenue, 4.00%, 12/1/51, Continuously Callable @100 ............ 2,375 1,869
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100 ......... 7,500 6,189
University of North Dakota Certificate of Participation (INS - Assured Guaranty Corp.), Series
A, 4.00%, 6/1/51, Continuously Callable @100 ............................. 1,500 1,331
9,389
Ohio (2.7%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100 .............. 2,700 2,279
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100 . 2,000 1,713
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100 ............ 9,000 8,296
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103 ....... 5,000 4,427
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100 ............. 2,500 2,151
County of Lucas Revenue, Series A, 5.25%, 11/15/48, Continuously Callable @100 ....... 6,000 5,054
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100 .............................. 2,500 2,164
4.00%, 11/15/45, Continuously Callable @100 .............................. 2,000 1,662
County of Ross Revenue, 5.00%, 12/1/49, Continuously Callable @100 ................ 9,100 8,986
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 4,475 4,681
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25,
Continuously Callable @100(a) ......................................... 2,000 1,986
State of Ohio Revenue
4.00%, 11/15/40, Continuously Callable @100 .............................. 655 582
Series A, 4.00%, 1/15/50, Continuously Callable @100 ........................ 5,000 4,415
48,396
Oklahoma (1.0%):
Norman Regional Hospital Authority Revenue, 4.00% , 9/1/45, Continuously Callable @100 . 4,250 3,467
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously
Callable @100 ..................................................... 4,250 4,038
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously
Callable @100 ..................................................... 10,000 9,209

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102 .. $ 2,000 $ 1,983
18,697
Oregon (0.6%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100 .......... 650 651
Deschutes County Hospital Facilities Authority Revenue, Series A, 4.00%, 1/1/46,
Continuously Callable @100 ........................................... 2,000 1,853
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously
Callable @100 ..................................................... 3,800 3,242
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable
@100 ........................................................... 1,000 775
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102 ... 1,000 853
Union County Hospital Facility Authority Revenue
5.00%, 7/1/47, Continuously Callable @100 ............................... 450 431
5.00%, 7/1/52, Continuously Callable @100 ............................... 1,325 1,245
Yamhill County Hospital Authority Revenue
Series A, 5.00%, 11/15/51, Continuously Callable @102 ....................... 1,180 925
Series B-2, 2.13%, 11/15/27, Continuously Callable @100 ..................... 1,000 903
Series B-3, 1.75%, 11/15/26, Continuously Callable @100 ..................... 680 627
11,505
Pennsylvania (8.0%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100 ... 7,400 6,631
Allegheny County Hospital Development Authority Revenue, Series A, 5.00%, 4/1/47,
Continuously Callable @100 ........................................... 6,500 6,391
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100 . 3,170 3,305
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100(a) .... 5,000 4,799
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/45, Pre-refunded 12/1/25 @ 100 ............................... 1,000 1,036
5.00%, 12/1/48, Pre-refunded 12/1/25 @ 100 ............................... 300 311
Armstrong School District, GO (INS - Build America Mutual Assurance Co.)
Series A, 4.00%, 3/15/38, Continuously Callable @100 ........................ 1,000 992
Series A, 4.00%, 3/15/41, Continuously Callable @100 ........................ 2,250 2,210
Berks County IDA Revenue
5.00%, 5/15/48, Pre-refunded  5/15/25 @ 102 .............................. 1,000 1,045
5.00%, 11/1/50, Continuously Callable @100 ............................... 8,500 4,928
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100 ............. 3,000 2,542
Canon-McMillan School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 6/1/44, Continuously Callable @100 ............................... 3,500 3,216
4.00%, 6/1/48, Continuously Callable @100 ............................... 1,105 1,034
4.00%, 6/1/50, Continuously Callable @100 ............................... 6,065 5,400
Chester County IDA Revenue
6.00%, 10/15/52, Continuously Callable @100(a) ............................ 1,775 1,727
Series A, 5.25%, 10/15/47, Continuously Callable @100 ....................... 3,250 2,886
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43,
Continuously Callable @100 ........................................... 1,000 1,039
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100 ............... 11,000 9,702
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100 ....... 2,250 2,159
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable
@100 ........................................................... 5,000 5,136
Lancaster IDA Revenue, 4.00%, 7/1/51, Continuously Callable @103 ................. 1,000 718
Montgomery County Higher Education & Health Authority Revenue, Series B, 4.00%, 5/1/52,
Continuously Callable @100 ........................................... 6,000 5,192
Montgomery County IDA Revenue
5.00%, 12/1/48, Continuously Callable @102 ............................... 2,000 1,799
5.00%, 12/1/49, Continuously Callable @103 ............................... 2,000 1,934
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100 ............................... 4,000 3,623
5.00%, 8/15/48, Continuously Callable @100 ............................... 2,440 2,456
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100 ............................... 1,000 920
5.00%, 5/1/49, Continuously Callable @100 ............................... 1,350 1,219
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103 ............................... 1,000 813
Series A, 4.00%, 10/15/51, Continuously Callable @100 ....................... 2,320 2,075

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
13
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/15/46,
Continuously Callable @100 ........................................... $ 2,025 $ 1,620
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Series B, 5.00%, 12/1/43, Continuously Callable @100 ........................ 5,000 5,227
Series B, 4.00%, 12/1/51, Continuously Callable @100 ........................ 5,645 5,128
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100 ............................... 1,000 1,042
Series A, 4.00%, 12/1/49, Continuously Callable @100 ........................ 5,000 4,607
Series A-1, 5.00%, 12/1/46, Continuously Callable @100 ...................... 3,000 3,043
Series A-1, 5.00%, 12/1/47, Continuously Callable @100 ...................... 4,000 4,112
Series A-2, 5.00%, 12/1/33, Continuously Callable @100 ...................... 1,250 1,346
Series B, 5.00%, 6/1/39, Continuously Callable @100 ......................... 8,000 8,202
Series B, 4.00%, 12/1/51, Continuously Callable @100 ........................ 1,500 1,317
Series B-1, 5.00%, 6/1/42, Continuously Callable @100 ....................... 4,000 4,118
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series A, 5.00%, 9/1/44, Continuously Callable @100 ......................... 5,000 5,201
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
4/1/44, Continuously Callable @100 ..................................... 1,055 1,002
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%,
12/1/37, Continuously Callable @100 .................................... 1,025 998
The School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100 ......................... 2,500 2,564
Series F, 5.00%, 9/1/37, Continuously Callable @100 ......................... 1,000 1,024
Series F, 5.00%, 9/1/38, Pre-refunded  9/1/26 @ 100 .......................... 10 11
Series F, 5.00%, 9/1/38, Continuously Callable @100 ......................... 1,990 2,033
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.)
4.00%, 4/15/49, Continuously Callable @100 ............................... 750 704
5.00%, 4/15/59, Continuously Callable @100 ............................... 3,000 3,125
143,662
Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, Series A, 6.00%, 9/1/33, Pre-
refunded  9/1/23 @ 100 .............................................. 2,000 2,000
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24,
Continuously Callable @100 ........................................... 180 180
2,180
South Carolina (0.4%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously
Callable @100 ..................................................... 2,500 2,191
Patriots Energy Group Revenue, Series A, 4.00%, 6/1/51, Continuously Callable @100 ..... 2,000 1,712
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103 .............................. 1,850 1,718
5.00%, 4/1/54, Continuously Callable @103 ............................... 1,000 808
4.00%, 4/1/54, Continuously Callable @103 ............................... 1,165 764
7,193
Tennessee (0.9%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously
Callable @100 ..................................................... 2,000 2,020
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue
5.00%, 7/1/46, Continuously Callable @100 ............................... 5,000 5,026
4.00%, 10/1/51, Continuously Callable @100 ............................... 1,000 766
Series A, 5.00%, 10/1/45, Continuously Callable @100 ........................ 1,500 1,388
Tennergy Corp. Revenue, Series A, 5.50%, 10/1/53, (Put Date 12/1/30), Callable 9/1/30 @
100.1(e) ......................................................... 5,000 5,211
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously
Callable @100 ..................................................... 2,000 1,805
16,216
Texas (16.9%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100 ............................... 10,000 9,119
4 .00%, 8/15/44, Continuously Callable @100 ............................... 2,170 2,002
Series A, 5.00%, 2/15/41, Continuously Callable @100 ........................ 3,000 3,053
Series A, 5.00%, 12/1/53, Continuously Callable @100 ........................ 7,200 7,299

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
14
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105 ............................... $ 600 $ 513
4.00%, 7/15/45, Continuously Callable @100 ............................... 8,450 6,045
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100 ............................... 5,000 4,625
Series A, 5.00%, 1/1/45, Pre-refunded  7/1/25 @ 100 ......................... 3,500 3,600
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable
@100 ........................................................... 6,500 6,490
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A,
8/15/30(b) ........................................................ 18,530 14,185
City of Arlington Special Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A,
5.00%, 2/15/48, Continuously Callable @100 ............................... 7 ,500 7,721
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100 5,900 5,774
City of Garland Electric Utility System Revenue, Series A, 4.00%, 3/1/51, Continuously
Callable @100 ..................................................... 1,000 881
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously
Callable @100 ..................................................... 3,715 3,749
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable
@100 ........................................................... 700 684
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100 ............................... 1,000 1,001
6.00%, 8/15/43, Continuously Callable @100 ............................... 2,750 2,753
4.25%, 8/15/52, Continuously Callable @100 ............................... 1,500 1,361
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100 ............................... 4,250 4,287
4.00%, 8/15/44, Continuously Callable @100 ............................... 11,000 10,157
5.00%, 8/15/48, Continuously Callable @100 ............................... 10,000 10,283
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100 ............................... 500 455
4.00%, 8/15/49, Continuously Callable @100 ............................... 1,700 1,496
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100 ..... 6,500 6,612
Everman Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
2/15/50, Continuously Callable @100 .................................... 4,500 4,012
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100 2,000 1,785
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50,
Continuously Callable @100 ........................................... 2,000 1,786
Harris County Cultural Education Facilities Finance Corp. Revenue, Series A, 5.00%, 6/1/38,
Continuously Callable @100 ........................................... 6,100 5,262
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100 .... 15,000 13,784
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100 ..... 6,000 6,014
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously
Callable @100 ..................................................... 1,900 1,938
Manor Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
8/1/52, Continuously Callable @100 ..................................... 15,095 15,613
Matagorda County Navigation District No. 1 Revenue
Series B-1, 4.00%, 6/1/30, Continuously Callable @100 ....................... 9,615 9,392
Series B-2, 4.00%, 6/1/30, Continuously Callable @100 ....................... 6,000 5,861
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
2/15/47, Continuously Callable @100 .................................... 15,000 15,397
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/47(f) .................................................... 6,000 5,410
4.00%, 11/1/55, Continuously Callable @103 ............................... 1,250 898
Series A, 5.00%, 4/1/48, Pre-refunded  4/1/26 @ 100 ......................... 1,250 1,303
Series A-1, 7.50%, 11/15/37 ........................................... 410 305
Series A-2, 7.50%, 11/15/36 ........................................... 2,565 2,100
New Hope Cultural Education Facilities Finance Corp. Revenue (2.00% PIK), 2.00%,
11/15/61, Callable 11/15/26 @ 105(d)(f) .................................. 10,619 2,135
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty
Municipal Corp.), Series A1, 5.00%, 7/1/48, Continuously Callable @100 .......... 1,000 1,031
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100 ............................... 3,750 3,861
Series B, 9/1/37, Pre-refunded  9/1/31 @ 64.1040(b) .......................... 3,000 1,452
Series B, 5.00%, 1/1/45, Continuously Callable @100 ......................... 5,000 5,045

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
15
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.),
Series B, 5.00%, 1/1/48, Continuously Callable @100 ......................... $ 5,000 $ 5,116
Port of Port Arthur Navigation District Revenue
Series A, 3.60%, 4/1/40, Continuously Callable @100(c) ....................... 1,300 1,300
Series B, 3.60%, 4/1/40, Continuously Callable @100(c) ....................... 1,660 1,660
Series C, 3.60%, 4/1/40, Continuously Callable @100(c) ....................... 16,880 16,880
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%,
2/15/48, Continuously Callable @100 .................................... 7,000 7,210
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100 ............................... 2,000 1,633
5.50%, 10/1/46, Continuously Callable @100 ............................... 3,000 3,037
San Antonio Education Facilities Corp. Revenue, 4.00%, 4/1/54, Continuously Callable @100 1,000 759
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/46, Continuously Callable @100 .............................. 1,000 940
Series A, 0.00%, 11/15/45(f) ........................................... 3,790 —(g)
Series B, 0.00%, 11/15/36(f) ........................................... 3,032 —(g)
Series B, 5.00%, 11/15/46, Continuously Callable @100 ....................... 9,000 8,462
Series B, 5.00%, 7/1/48, Continuously Callable @100 ......................... 10,000 10,229
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32 .......... 2,000 2,045
Texas Transportation Commission State Highway 249 System Revenue, 5.00%, 8/1/57,
Continuously Callable @100 ........................................... 5,000 5,059
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100 ............................... 4,365 4,385
5.00%, 9/1/40, Continuously Callable @100 ............................... 2,490 2,493
Series A, 5.00% , 9/1/39, Continuously Callable @100 ......................... 1,645 1,650
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100 .... 4,000 3,561
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100 .............................. 1,600 1,440
4.00%, 12/15/49, Continuously Callable @100 .............................. 3,945 3,468
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%,
8/15/52, Continuously Callable @100 .................................... 5,000 4,472
304,328
Utah (0.2%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103 ....................... 1,500 1,194
Series A-1, 4.00%, 6/1/52, Continuously Callable @103 ....................... 1,000 730
Utah Charter School Finance Authority Revenue
Series A, 5.63%, 6/15/42, Continuously Callable @100(a) ...................... 500 490
Series A, 4.00%, 10/15/51, Continuously Callable @100 ....................... 1,550 1,272
3,686
Vermont (0.5%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 1,350 1,024
Vermont Educational & Health Buildings Financing Agency Revenue
5.00%, 10/15/46, Continuously Callable @100 .............................. 7,000 6,401
6.00% , 10/1/52, Continuously Callable @100(a) ............................. 2,000 1,961
9,386
Virginia (0.5%):
Alexandria IDA Revenue
5.00%, 10/1/45, Pre-refunded 10/1/25 @ 100 ............................... 2,600 2,693
5.00%, 10/1/50, Pre-refunded 10/1/25 @ 100 ............................... 2,400 2,485
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A, 6.05%, 3/1/44, Continuously Callable @103(f) ....................... 1,681 1,479
Series B, 6.05%, 3/1/44, Continuously Callable @103 ......................... 1,587 1,301
Series C, 1.50% , 3/1/54, Continuously Callable @100(f) ....................... 6,327 949
8,907
Washington (1.3%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100 9,000 9,214
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously
Callable @100 ..................................................... 4,000 3,717
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable
@100 ........................................................... 5,500 4,636
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously
Callable @100 ..................................................... 1,250 1,103

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
16
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Washington State Housing Finance Commission Revenue
5.00%, 1/1/43, Continuously Callable @102(a) ............................. $ 3,055 $ 2,452
Series A, 5.00%, 7/1/48, Continuously Callable @103 ......................... 1,100 1,070
Series A-1, 3.50%, 12/20/35 ........................................... 967 870
23,062
West Virginia (0.2%):
West Virginia Hospital Finance Authority Revenue
5.00%, 1/1/43, Continuously Callable @100 ............................... 2,000 1,923
Series A, 4.38%, 6/1/53, Continuously Callable @100 ......................... 2,000 1,814
3,737
Wisconsin (3.2%):
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102(a) ............................. 2,200 1,978
5.00%, 7/1/44, Continuously Callable @100 ............................... 6,000 6,227
5.00%, 11/15/44, Continuously Callable @103 .............................. 455 417
4.00%, 1/1/45, Continuously Callable @100 ............................... 1,500 1,375
5.00%, 6/15/49, Continuously Callable @100 ............................... 1,480 1,370
5.00%, 6/15/49, Continuously Callable @100(a) ............................. 520 451
5.00%, 11/15/49, Continuously Callable @103 .............................. 2,400 2,119
4.00%, 2/1/51, Continuously Callable @100 ............................... 1,500 986
4.00%, 10/1/51, Continuously Callable @103 ............................... 2,185 1,586
4.00%, 1/1/52, Continuously Callable @103 ............................... 2,350 1,906
5.13%, 4/1/52, Continuously Callable @100 ............................... 3,000 2,753
5.00%, 6/15/53, Continuously Callable @100 ............................... 1,000 917
5.00%, 6/15/54, Continuously Callable @100(a) ............................. 455 388
Series A, 5.25%, 10/1/43, Continuously Callable @100 ........................ 3,090 2,924
Series A, 4.00%, 10/1/47, Continuously Callable @100 ........................ 4,740 4,276
Series A, 4.00%, 10/1/49, Continuously Callable @100 ........................ 11,000 9,823
Series A, 4.00%, 7/1/51, Continuously Callable @100 ......................... 1,000 777
Series A, 6.63%, 7/1/53, Continuously Callable @103(a) ....................... 570 570
Series A, 4.00%, 7/1/56, Continuously Callable @100 ......................... 2,250 1,754
Series A-1, 4.00%, 7/1/51, Continuously Callable @100(a) ..................... 2,870 2,130
Series L, 5.00%, 7/1/47, Continuously Callable @100 ......................... 1,000 938
Series L, 5.00%, 7/1/52, Continuously Callable @100 ......................... 1,000 923
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/54, Continuously Callable @100 ......................... 1,285 1,315
Series A, 5.00%, 7/1/58, Continuously Callable @100 ......................... 1,500 1,532
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 120 82
5.00%, 3/15/50, Continuously Callable @100 ............................... 1,175 1,128
4.00%, 12/1/51, Continuously Callable @100 ............................... 500 328
4.00%, 1/1/57, Continuously Callable @103 ............................... 3,000 1,877
Series A, 5.00%, 9/15/50, Pre-refunded  9/15/23 @ 100 ........................ 5,000 5,002
Series B, 4.00%, 9/15/45, Continuously Callable @103 ........................ 475 366
58,218
Total Municipal Bonds (Cost $1,945,021)
a
a
a
1,785,402
Total Investments (Cost $1,945,021) — 99.1% 1,785,402
Other assets in excess of liabilities — 0.9% 16,297
NET ASSETS - 100.00% $ 1,801,699
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$48,043 (thousands) and amounted to 2.7% of net assets.
(b) Zero-coupon bond.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(e) Put Bond.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Rounds to less than $1 thousand.

Victory Portfolios III
Victory Tax Exempt Long-Term Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
AMBAC—American Municipal Bond Assurance Corporation
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
PIK—Payment-in-Kind
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS
—
Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ
—
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC
—
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA
—
Principal and interest payments or, under certain circumstances underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2023
18
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Long-Term Fund
Assets:
Investments, at value (Cost $1,945,021) $ 1,785,402
Cash 104
Receivables:
Interest 20,141
Capital shares issued 179
From Adviser 17
Prepaid expenses 38
Total Assets 1,805,881
Liabilities:
Payables:
Distributions 927
Investments purchased 568
Capital shares redeemed 1,980
Accrued expenses and other payables:
Investment advisory fees 340
Administration fees 229
Custodian fees 2
Transfer agent fees 54
Compliance fees 1
Trustees' fees 1
12b-1 fees — (a)
Other accrued expenses 80
Total Liabilities 4,182
Commitments and contingencies (Note 4 )
Net Assets:
Capital 2,076,052
Total accumulated earnings/(loss) (274,353)
Net Assets $ 1,801,699
Net Assets
Fund Shares $ 1,752,302
Institutional Shares 45,879
Class A 3,518
Total $ 1,801,699
Shares (unlimited number of shares authorized with no par value):
Fund Shares 150,372
Institutional Shares 3,938
Class A 302
Total 154,612
Net asset value, offering (except Class A) and redemption price per share:(b)
Fund Shares $ 11 .65
Institutional Shares 11 .65
Class A 11 .64
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 11 .91
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
19
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax
Exempt Long-
Term Fund
Investment Income:
Interest $ 38,948
Total Income 38,948
Expenses:
Investment advisory fees 2,162
Administration fees — Fund Shares 1,376
Administration fees — Institutional Shares 25
Administration fees — Class A 3
Sub-Administration fees 14
12b-1 fees — Class A 5
Custodian fees — (a)
Transfer agent fees — Fund Shares 263
Transfer agent fees — Institutional Shares 25
Transfer agent fees — Class A 2
Trustees' fees 24
Compliance fees 9
Legal and audit fees 31
State registration and filing fees 34
Interfund lending — (a)
Other expenses 118
Recoupment of prior expenses waived/reimbursed by Adviser — (a)
Total Expenses 4,091
Expenses waived/reimbursed by Adviser (58)
Net Expenses 4,033
Net Investment Income (Loss) 34,915
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,345)
Net change in unrealized appreciation/depreciation on investment securities (19,132)
Net realized/unrealized gains (losses) on investments (20,477)
Change in net assets resulting from operations $ 14,438
(a)
Rounds to less than $1 thousand.

20
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 34,915 $ 63,188 $ 65,699
Net realized gains (losses) (1,345) (18,256) (33,056)
Net change in unrealized appreciation/depreciation (19,132) (170,845) (102,892)
Change in net assets resulting from operations 14,438 (125,913) (70,249)
Distributions to Shareholders:
Fund Shares (34,229) (60,672) (65,256)
Institutional Shares (951) (1,836) (271)
Class A (76) (136) (96)
Change in net assets resulting from distributions to shareholders (35,256) (62,644) (65,623)
Change in net assets resulting from capital transactions (60,290) (124,706) (86,235)
Change in net assets (81,108) (313,263) (222,107)
Net Assets:
Beginning of period 1,882,807 2,196,070 2,418,177
End of period $ 1,801,699 $ 1,882,807 $ 2,196,070
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

21
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 23,836 $ 79,268 $ 139,630
Distributions reinvested 28,687 50,833 55,245
Cost of shares redeemed (105,507) (249,726) (337,291)
Total Fund Shares $ (52,984) $ (119,625) $ (142,416)
Institutional Shares
Proceeds from shares issued $ 6,341 $ 42,667 $ 65,362
Distributions reinvested 941 1,779 242
Cost of shares redeemed (13,419) (50,846) (4,889)
Total Institutional Shares $ (6,137) $ (6,400) $ 60,715
Class A
Proceeds from shares issued $ 192 $ 1,634 $ 836
Distributions reinvested 69 124 83
Cost of shares redeemed (1,430) (439) (5,453)
Total Class A $ (1,169) $ 1,319 $ (4,534)
Change in net assets resulting from capital transactions $ (60,290) $ (124,706) $ (86,235)
Share Transactions:
Fund Shares
Issued 2,004 6,561 10,107
Reinvested 2,416 4,246 4,019
Redeemed (8,880) (20,706) (24,748)
Total Fund Shares (4,460) (9,899) (10,622)
Institutional Shares
Issued 533 3,529 4,939
Reinvested 79 149 18
Redeemed (1,129) (4,218) (366)
Total Institutional Shares (517) (540) 4,591
Class A
Issued 16 133 63
Reinvested 6 10 6
Redeemed (121) (36) (393)
Total Class A (99) 107 (324)
Change in Shares (5,076) (10,332) (6,355)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $11.79 $12.92 $13.71 $13.21 $13.28 $13.21
Investment Activities:
Net investment income (loss) 0.22(b) 0.39(b) 0.38(b) 0.42(b) 0.45(b) 0.49
Net realized and unrealized gains (losses) (0.14) (1.14) (0.79) 0.50 (0.07) 0.07
Total from Investment Activities 0.08 (0.75) (0.41) 0.92 0.38 0.56
Distributions to Shareholders from:
Net investment income (0.22) (0.38) (0.38) (0.42) (0.45) (0.49)
Total Distributions (0.22) (0.38) (0.38) (0.42) (0.45) (0.49)
Net Asset Value, End of Period $11.65 $11.79 $12.92 $13.71 $13.21 $13.28
Total Return(c)(d) 0.69% (5.79)% (3.15)% 7.00% 2.74% 4.39%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.43% 0.46% 0.50% 0.47% 0.48% 0.48%
Net Investment Income (Loss)(e) 3.71% 3.49% 2.73% 3.13% 3.36% 3.73%
Gross Expenses(e)(f) 0.43% 0.47% 0.50% 0.48% 0.48% 0.48%
Supplemental Data:
Net Assets at end of period (000's) $1,752,302 $1,825,576 $2,127,775 $2,404,178 $2,403,342 $2,362,819
Portfolio Turnover(c)(i) 2% 10% 10% 21% 24% 13%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $11.79 $12.91 $13.71 $13.40
Investment Activities:
Net investment income (loss)(c) 0.22 0.39 0.39 0.31
Net realized and unrealized gains (losses) (0.14) (1.12) (0.81) 0.32
Total from Investment Activities 0.08 (0.73) (0.42) 0.63
Distributions to Shareholders from:
Net investment income (0.22) (0.39) (0.38) (0.32)
Total Distributions (0.22) (0.39) (0.38) (0.32)
Net Asset Value, End of Period $11.65 $11.79 $12.91 $13.71
Total Return(d)(e) 0.69% (5.69)% (3.16)% 4.71%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h)(i) 0.42% 0.44% 0.44% 0.44%
Net Investment Income (Loss)(f) 3.72% 3.52% 2.92% 3.03%
Gross Expenses(f)(g) 0.54% 0.59% 0.65% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $45,879 $52,513 $64,506 $5,533
Portfolio Turnover(d)(j) 2% 10% 10% 21%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Tax Exempt Long-Term Fund
Class A
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $11.77 $12.90 $13.69 $13.19 $13.26 $13.19
Investment Activities:
Net investment income (loss) 0.21(b) 0.36(b) 0.35(b) 0.40(b) 0.43(b) 0.46
Net realized and unrealized gains (losses) (0.13) (1.13) (0.79) 0.50 (0.08) 0.08
Total from Investment Activities 0.08 (0.77) (0.44) 0.90 0.35 0.54
Distributions to Shareholders from:
Net investment income (0.21) (0.36) (0.35) (0.40) (0.42) (0.47)
Total Distributions (0.21) (0.36) (0.35) (0.40) (0.42) (0.47)
Net Asset Value, End of Period $11.64 $11.77 $12.90 $13.69 $13.19 $13.26
Total Return (excludes sales charge)(c)(d) 0.66% (5.97)% (3.33)% 6.80% 2.53% 4.16%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.64% 0.66% 0.69% 0.67% 0.70% 0.70%
Net Investment Income (Loss)(e) 3.49% 3.32% 2.56% 2.94% 3.15% 3.51%
Gross Expenses(e)(f) 1.08% 1.18% 1.11% 1.08% 1.01% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $3,518 $4,718 $3,789 $8,466 $7,680 $7,745
Portfolio Turnover(c)(i) 2% 10% 10% 21% 24% 13%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
25
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Tax Exempt Long-Term Fund (the “Fund”). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
26
(Unaudited)
As of August 31, 2023, there were no transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
Victory Tax Exempt Long-Term Fund
Municipal Bonds .............................................. $ — $ 1,785,402 $ — $ 1,785,402
Total ....................................................... $ — $ 1,785,402 $ — $ 1,785,402

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
27
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper General & Insured Municipal Debt Funds Index. The Lipper General & Insured Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper General & Insured Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper General & Insured Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $(478), ($6), and $(1) for Fund Shares, Institutional Shares, and Class
A, in thousands, respectively. Performance adjustments were (0.05)%, (0.02)%, and (0.06)% for Fund Shares, Institutional Shares, and Class
A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual
Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Excluding U.S. Government
Securities
Purchases Sales
Victory Tax Exempt Long-Term Fund ........................................................... $ 34,803 $ 92,631
Over/Under Performance Relative to Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
28
(Unaudited)
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31,
2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2023, the Distributor received less than $1 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 0.48%, 0.44%, and 0.70% for Fund Shares, Institutional Shares,
and Class A, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
For the six months ended August 31, 2023, recoupment in the amount of less than $1 thousand was paid to the Adviser.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Tax Exempt Long-Term Fund ............................ $ 41 $ 35 $ 201 $ 58 $ 335

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
29
(Unaudited)
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
30
(Unaudited)
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended August 31, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the six months ended August 31, 2023.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Borrower or
Lender
Amount
Outstanding
at
August 31,
2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Victory Tax Exempt Long-Term Fund ..................... Borrower $ — $ 1,157 5.60% $ 1,157
Short-Term
Amount
Long-Term
Amount Total
Victory Tax Exempt Long-Term Fund ....................................... $ (18,488) $ (97,008) $ (115,496)

Supplemental Information
August 31, 2023
Victory Portfolios III
31
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the ta ble below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Tax Exempt Long-Term Fund
Fund Shares ............................
$ 1,000.00 $ 1,006.90 $ 1,022.97 $ 2.17 $ 2.19 0.43%
Institutional Shares .......................
1,000.00 1,006.90 1,023.03 2.12 2.14 0.42%
Class A ...............................
1,000.00 1,006.60 1,021.92 3.23 3.25 0.64%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39596-1023

August 31, 2023
Semi Annual Report
Victory Tax Exempt Money Market Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
6
Statement of Operations
7
Statements of Changes in Net Assets
8
Financial Highlights
9
Notes to Financial Statements 10
Supplemental Information
Proxy Voting and Portfolio Holdings Information
15
Expense Example
15
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Tax Exempt Money Market Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides investors with interest income that is exempt from federal income tax and has a further objective of preserving capital and maintaining liquidity.
Top 10 Industries:
August 31, 2023
(% of Net Assets)
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Development
31.3%
Medical
16.5%
Pollution
9.0%
Higher Education
8.2%
Multifamily Housing
6.9%
Power
6.3%
Transportation
4.6%
Water
4.5%
Facilities
4.4%
Nursing Homes
3.6%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Tax Exempt Money Market Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (99.1%)
Alabama (3.3%):
Mobile County IDA Revenue (LOC - Swedbank AB), Series B, 4.30%, 7/1/40, Continuously
Callable @100(a) ................................................... $ 15,000 $ 15,000
Florida (1.8%):
County of Escambia Revenue, Series 2, 4.25%, 4/1/39, Continuously Callable @100(a) ..... 4,900 4,900
County of St. Lucie Revenue, 4.05%, 9/1/28, Continuously Callable @100(a) ............ 3,400 3,400
8,300
Georgia (3.6%):
Appling County Development Authority Revenue, 4.50%, 9/1/29, Continuously Callable
@100(a) ......................................................... 10,800 10,800
The Burke County Development Authority Revenue, Series 1, 4.20%, 7/1/49, Continuously
Callable @100(a) ................................................... 5,775 5,775
16,575
Illinois (6.4%):
Illinois Educational Facilities Authority Revenue (LOC - Huntington National Bank), Series A,
4.21%, 10/1/32, Continuously Callable @100(a) ............................. 11,880 11,880
Illinois Finance Authority Revenue (LOC - PNC Financial Services Group), 4.04%, 4/1/37,
Continuously Callable @100(a) ......................................... 13,000 13,000
Village of Channahon Revenue (LOC - U.S. Bancorp), 4.05%, 12/1/34, Continuously Callable
@100(a) ......................................................... 4,540 4,540
29,420
Indiana (2.0%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis), 4.18%, 10/1/33,
Continuously Callable @100(a) ......................................... 3,965 3,965
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis), 4.18%,
7/1/29, Continuously Callable @100(a) ................................... 4,860 4,860
8,825
Iowa (4.5%):
Iowa Finance Authority Revenue
4.09%, 6/1/39, Continuously Callable @100(a) ............................. 13,600 13,600
Series B, 4.09%, 9/1/36, Continuously Callable @100(a) ....................... 6,763 6,763
20,363
Kansas (4.4%):
City of Burlington Revenue
4.05%, 9/1/35, Continuously Callable @100(a) ............................. 8,250 8,250
Series B, 4.05%, 9/1/35, Continuously Callable @100(a) ....................... 4,200 4,200
City of St. Marys Revenue, 3.95%, 4/15/32, Continuously Callable @100(a) ............. 7,600 7,600
20,050
Kentucky (5.6%):
City of Georgetown Revenue (LOC - Fifth Third Bank), 4.62%, 11/15/29, Callable 9/15/23 @
100(a) ........................................................... 9,935 9,935
Kentucky Economic Development Finance Authority Revenue, Series C, 4.25%, 5/1/34,
Continuously Callable @100(a) ......................................... 7,200 7,200
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of
Cincinnati), 4.75%, 12/1/27, Callable 9/14/23 @ 100(a) ....................... 1,245 1,245
Louisville/Jefferson County Metropolitan Government Revenue (LOC - PNC Financial
Services Group), 4.20%, 10/1/43, Continuously Callable @100(a) ................ 7,000 7,000
25,380
Louisiana (5.5%):
Parish of St. James Revenue, Series B-1, 4.40%, 11/1/40, Continuously Callable @100(a) ... 21,000 21,000
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 4.38%, 3/1/33,
Continuously Callable @100(a) ......................................... 4,315 4,230
25,230
Maryland (1.6%):
Town of Williamsport Revenue (LOC - Manufacturers & Traders Trust Co.), 4.23%, 11/1/37(a) 7,450 7,450
Minnesota (3.1%):
City of Rochester Revenue (LOC - Federal Home Loan Bank of Indianapolis), Series A,
4.12%, 5/1/61, Continuously Callable @100(a) ............................. 14,000 14,000

Victory Portfolios III
Victory Tax Exempt Money Market Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Mississippi (0.7%):
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas),
4.38%, 3/1/33, Continuously Callable @100(a) ............................. $ 3,045 $ 3,045
Missouri (4.4%):
Jackson County IDA Revenue (LOC - Commerce Bank, N.A.), 4.20%, 7/1/25, Continuously
Callable @100(a) ................................................... 20,000 20,000
New Hampshire (4.4%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen),
4.09%, 9/1/30, Continuously Callable @100(a) ............................. 19,990 19,990
New Mexico (1.1%):
New Mexico Hospital Equipment Loan Council Revenue (LOC - Fifth Third Bank), 4.24%,
7/1/25, Continuously Callable @100(a) ................................... 5,000 5,000
New York (12.0%):
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank), 4.23%, 12/1/45,
Continuously Callable @100(a) ......................................... 5,010 5,010
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.), Series A,
4.35%, 7/1/32, Continuously Callable @100(a) ............................. 2,270 2,270
Metropolitan Transportation Authority Revenue (LOC - Barclays Bank PLC), Series E-1,
4.05%, 11/1/35, Callable 10/2/23 @ 100(a) ................................ 20,900 20,900
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.),
4.31%, 12/1/40, Continuously Callable @100(a) ............................. 7,500 7,500
New York State Energy Research & Development Authority Revenue (LOC - Mizuho
Corporate Bank Ltd.), Series A-3, 4.05%, 5/1/39, Continuously Callable @100(a) ..... 7,200 7,200
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders
Trust Co.), 4.23%, 12/1/31, Continuously Callable @100(a) .................... 4,315 4,315
Ramapo Housing Authority Revenue (LOC - Manufacturers & Traders Trust Co.), 4.21%,
12/1/29, Continuously Callable @100(a) .................................. 6,285 6,285
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial
Group), 4.21%, 7/1/37(a) ............................................. 1,640 1,640
55,120
Ohio (0.2%):
County of Hamilton Revenue (LOC - Fifth Third Bank), 4.62%, 12/1/24(a) ............. 1,000 1,000
Oklahoma (5.5%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.), Series
A, 4.10%, 6/1/31, Callable 10/1/23 @ 100(a) ............................... 4,120 4,120
Garfield County Industrial Authority Revenue, Series A, 4.25%, 1/1/25, Callable 10/4/23 @
100(a) ........................................................... 20,900 20,900
25,020
Rhode Island (1.2%):
Rhode Island Commerce Corp. Revenue (LOC - Citizens Financial Group), 4.23%, 3/1/38,
Callable 10/1/23 @ 100(a) ............................................ 3,010 3,010
Rhode Island Health and Educational Building Corp. Revenue (LOC - Citizens Financial
Group), 4.20%, 6/1/35, Callable 10/1/23 @ 100(a) ........................... 2,640 2,640
5,650
South Carolina (3.8%):
South Carolina Jobs-Economic Development Authority Revenue (LOC - Federal Home Loan
Bank of Indianapolis), 4.13%, 5/1/61, Continuously Callable @100(a) ............. 17,400 17,400
Tennessee (3.7%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 4.32%, 5/1/39,
Continuously Callable @100(a) ......................................... 13,000 13,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board Revenue (LOC - Fifth Third Bank), 4.62%, 12/1/24, Callable 9/8/23 @ 100(a) .. 4,465 4,465
17,465
Texas (12.4%):
City of Houston Texas Combined Utility System Revenue (LOC - Barclays Bank PLC), 4.10%,
5/15/34, Continuously Callable @100(a) .................................. 20,350 20,350
Port of Arthur Navigation District Industrial Development Corp. Revenue, Series A, 4.13%,
12/1/40, Callable 10/2/23 @ 100(a) ...................................... 16,000 16,000

Victory Portfolios III
Victory Tax Exempt Money Market Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Port of Port Arthur Navigation District Revenue
4.38%, 11/1/40, Continuously Callable @100(a) ............................. $ 4,000 $ 4,000
Series A, 4.60%, 4/1/40, Continuously Callable @100(a) ....................... 7,000 7,000
Series B, 4.60%, 4/1/40, Continuously Callable @100(a) ....................... 9,000 9,000
56,350
Virginia (4.3%):
Loudoun County Economic Development Authority Revenue
Series A, 3.95%, 2/15/38, Callable 10/2/23 @ 100(a) ......................... 10,000 10,000
Series E-1, 3.95%, 2/15/38, Callable 10/2/23 @ 100(a) ........................ 10,000 10,000
20,000
Washington (1.5%):
Washington Higher Education Facilities Authority Revenue, 4.10%, 10/1/31(a) ........... 6,915 6,915
West Virginia (2.1%):
West Virginia Hospital Finance Authority Revenue (LOC - PNC Financial Services Group),
Series D, 4.04%, 6/1/41, Continuously Callable @100(a) ...................... 9,400 9,400
Total Municipal Bonds (Cost $452,948)
a
a
a
452,948
Total Investments (Cost $452,948) — 99.1% 452,948
Other assets in excess of liabilities — 0.9% 3,965
NET ASSETS - 100.00% $ 456,913
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
IDA—Industrial Development Authority
PLC—Public Limited Company
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
LOC
—
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
August 31, 2023
6
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Money Market
Fund
Assets:
Investments, at value (Cost $452,948) $ 452,948
Cash 2,112
Receivables:
Interest 1,798
Capital shares issued 254
Investments sold 85
From Adviser 21
Prepaid expenses 19
Total Assets 457,237
Liabilities:
Payables:
Distributions 34
Capital shares redeemed 37
Accrued expenses and other payables:
Investment advisory fees 109
Administration fees 39
Custodian fees 1
Transfer agent fees 58
Compliance fees — (a)
Trustees' fees — (a)
Other accrued expenses 46
Total Liabilities 324
Commitments and contingencies (Note 3 )
Net Assets:
Capital 456,912
Total accumulated earnings 1
Net Assets $ 456,913
Shares (unlimited number of shares authorized with no par value): 456,904
Net asset value, offering and redemption price per share:(b) $ 1 .00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
7
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax
Exempt Money
Market Fund
Investment Income:
Interest $ 7,970
Total Income 7,970
Expenses:
Investment advisory fees 659
Administration fees 235
Sub-Administration fees 16
Custodian fees 3
Transfer agent fees 353
Trustees' fees 24
Compliance fees 2
Legal and audit fees 27
State registration and filing fees 20
Other expenses 38
Total Expenses 1,377
Expenses waived/reimbursed by Adviser (62)
Net Expenses 1,315
Net Investment Income 6,655
Change in net assets resulting from operations $ 6,655

8
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Tax Exempt Money Market Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31, 2022
From Investment Activities:
Operations:
Net Investment Income $ 6,655 $ 5,466 $ 52
Net realized gains — — 24
Change in net assets resulting from operations 6,655 5,466 76
Change in net assets resulting from distributions to shareholders (6,655) (5,488) (52)
Change in net assets resulting from capital transactions (17,230) (28,185) (59,689)
Change in net assets (17,230) (28,207) (59,665)
Net Assets:
Beginning of period 474,143 502,350 562,015
End of period $ 456,913 $ 474,143 $ 502,350
Capital Transactions:
Proceeds from shares issued $ 38,887 $ 109,821 $ 109,591
Distributions reinvested 6,447 5,323 51
Cost of shares redeemed (62,564) (143,329) (169,331)
Change in net assets resulting from capital transactions $ (17,230) $ (28,185) $ (59,689)
Share Transactions:
Issued 38,887 109,821 109,591
Reinvested 6,447 5,323 51
Redeemed (62,564) (143,329) (169,331)
Change in Shares (17,230) (28,185) (59,689)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
9
See notes to financial statements.
Victory Tax Exempt Money Market Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income 0.01(b) 0.01(b) —(b)(c) —(b)(c) 0.01(b) 0.01
Net realized and unrealized gains — — —(c) — —(c) —(c)
Total from Investment Activities 0.01 0.01 —(c) —(c) 0.01 0.01
Distributions to Shareholders from:
Net investment income (0.01) (0.01) —(c) —(c) (0.01) (0.01)
Net realized gains — —(c) — —(c) — —
Total Distributions (0.01) (0.01) —(c) —(c) (0.01) (0.01)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 1.44% 1.15% 0.01% 0.10% 1.05% 1.05%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.56% 0.55%(i) 0.16%(j) 0.35% 0.56% 0.56%
Net Investment Income(f) 2.84% 1.23% 0.01% 0.11% 1.04% 1.04%
Gross Expenses(f)(g) 0.59% 0.59% 0.58% 0.57% 0.56% 0.56%
Supplemental Data:
Net Assets at end of period (000's) $456,913 $474,143 $502,350 $562,015 $1,345,628 $1,598,214
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(i) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.01% higher.
(j) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.40% higher.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
10
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Tax Exempt Money Market Fund (the “Fund”).  The Fund is classified as diversified under the 1940 Act.
The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund has adopted policies and procedures permitting the Trust's Board of Trustees (the “Board”) to impose a liquidity fee or to temporarily suspend redemptions from the Fund (impose a “redemption gate”) if the Fund’s weekly liquid assets fall below specific thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund. Please refer to the Subsequent Event Note to the Financial Statements in this semiannual report for additional information .
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value ("the Procedures"). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
11
(Unaudited)
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
12
(Unaudited)
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.15% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended August 31, 2023, are reflected on the Statement of Operations as
Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2023, the expense limit (excluding voluntary waivers) was 0.56%.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by March 31, 2024.
** Amount expires by March 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk —  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of certain market conditions or other factors.
An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or
any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Credit Risk — The fixed-income securities held in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund also is subject to the possibility that the value of its investments will fluctuate becuase of changes in interest rates, changes in supply of and demand for tax-exempt securities, or other market factors.
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Tax Exempt Money Market Fund .......................... $ 1,145 $ 2,216 $ 147 $ 62 $ 3,570

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
13
(Unaudited)
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Structural Risk — Some tax-exempt securities are subject to special risks due to their unique structure. For instance, variable-rate demand notes (“VRDNs”) generally are long-term municipal bonds combined with a demand feature, which represents the right to sell the instrument back to the remarketer or liquidity provider, usually a bank, for repurchase on short notice, normally one day or seven days. Because the demand feature is dependent upon the bank, the Fund will only purchase VRDNs of this type where it believes that the banks would be able to honor their guarantees on the demand feature. Some VRDNs, sometimes referred to as “structured instruments” or “synthetic instruments,” are created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a “tender option.” However, the tender option usually is subject to a conditional guarantee, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. Because there is the risk that the Fund will not be able to exercise the demand feature at all times, the Fund will not purchase a synthetic instrument of this type unless the Fund believes there is minimal risk that the Fund will not be able to exercise the tender option at all times. The Fund will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that interest paid on the instrument is entitled to tax-exempt treatment.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
At the tax year ended February 28, 2023, the Fund had no capital loss carryforwards for federal income tax purposes.
7. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
8. Subsequent Event:
On July 12, 2023, the SEC adopted amendments to its money market fund regulations. The new requirements are subject to staggered compliance dates ranging from October 2, 2023 until October 2, 2024. Among other things, the amendments eliminate the ability of all money market funds

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
14
(Unaudited)
to impose redemption gates effective October 2, 2023, and thus the Fund's ability to impose redemption gates will cease on that date. The amendments generally will continue to permit the Fund to impose a discretionary liquidity fee under which the Board may authorize the Fund to impose a liquidity fee of up to two percent if it is in the best interest of the Fund. Subject to Board approval, the amendments also provide options for the Fund to address negative interest rate environments by either converting to a floating net asset value or by instituting a reverse distribution mechanism to reduce the number of shares outstanding and thereby maintain a stable NAV if the Board determines that it is in the best interests of the Fund.

Supplemental Information
August 31, 2023
Victory Portfolios III
15
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form
N-MFP is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Tax Exempt Money Market Fund ....... $ 1,000.00 $ 1,014.40 $ 1,022.32 $ 2.84 $ 2.85 0.56%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39598-1023

August 31, 2023
Semi Annual Report
Victory Tax Exempt Short-Term Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
13
Statement of Operations
14
Statements of Changes in Net Assets
15
Financial Highlights
17
Notes to Financial Statements 20
Supplemental Information
Proxy Voting and Portfolio Holdings Information
26
Expense Examples
26
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Tax Exempt Short-Term Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide interest income that is exempt from federal income tax.
Top 10 Industries:
August 31, 2023
(% of Net Assets)
Refer to the Schedule of Portfolio Investments for a complete list of securities.
General
21.5%
Medical
21.0%
General Obligation
12.2%
Development
8.8%
Nursing Homes
6.5%
Transportation
5.2%
Higher Education
4.2%
Power
4.1%
Utilities
3.2%
Water
3.2%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Tax Exempt Short-Term Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (99.4%)
Alabama (4.2%):
Black Belt Energy Gas District Revenue
4.00%, 10/1/52, Callable 9/1/26 @ 100.68 ................................. $ 3,000 $ 2,939
Series B-1, 4.55% (TSFR1M+90bps), 12/1/48, (Put Date 12/1/23)(a)(b) ............ 10,000 9,911
Series C-1, 5.25%, 6/1/25 ............................................. 600 606
Series D2, 4.96% (SOFR+140bps), 7/1/52, Callable 3/1/27 @ 100(a) .............. 3,300 3,152
Chatom Industrial Development Board Revenue (INS - Assured Guaranty Municipal Corp.),
5.00%, 8/1/30 ..................................................... 1,275 1,403
Prattville Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(b) .................................... 450 441
2.00%, 11/1/33, (Put Date 10/1/24)(b) .................................... 425 417
Selma Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(b) .................................... 3,650 3,579
1.38%, 5/1/34, (Put Date 6/16/25)(b) ..................................... 5,875 5,632
Southeast Energy Authority A Cooperative District Revenue
Series A, 5.00%, 7/1/24 .............................................. 350 351
Series A, 5.00%, 7/1/25 .............................................. 640 643
Series A, 5.00%, 7/1/26 .............................................. 1,755 1,773
30,847
Arizona (2.3%):
Arizona IDA Revenue
3.00%, 12/15/31, Continuously Callable @100(c) ............................ 525 443
Series B, 4.00%, 7/1/31 .............................................. 285 278
Maricopa County IDA Revenue
4.00%, 7/1/29(c) ................................................... 750 713
3.00%, 7/1/31(c) ................................................... 500 440
Series C, 3.98% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24)(a)(b) ............ 2,205 2,203
Series C, 4.21% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24)(a)(b) .............. 7,735 7,706
Tempe IDA Revenue
Series A, 4.00%, 12/1/26 ............................................. 240 229
Series A, 4.00%, 12/1/27 ............................................. 355 332
Series A, 4.00%, 12/1/28 ............................................. 365 336
Series A, 4.00%, 12/1/29 ............................................. 380 344
Series A, 4.00%, 12/1/30, Continuously Callable @102 ........................ 495 435
Series A, 4.00%, 12/1/31, Continuously Callable @102 ........................ 465 409
Series C-1, 1.50%, 12/1/27, Continuously Callable @100 ...................... 1,965 1,722
The County of Pima IDA Revenue
Series A, 5.75%, 11/15/23(c) ........................................... 180 180
Series A, 5.75%, 11/15/24(c) ........................................... 420 417
Series A, 5.75%, 11/15/25(c) ........................................... 660 652
16,839
Arkansas (0.9%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30 ..................................................... 1,180 1,261
5.00%, 9/1/31, Continuously Callable @100 ............................... 1,200 1,281
5.00%, 9/1/44, Callable 3/1/27 @ 100 .................................... 4,000 4,151
6,693
California (2.1%):
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/24 ................ 250 253
California County Tobacco Securitization Agency Revenue, Series A, 5.00%, 6/1/30 ....... 200 217
California Infrastructure & Economic Development Bank Revenue, Series D, 3.76%
(MUNIPSA+35bps), 8/1/47, Callable 9/28/23 @ 100(a) ....................... 2,000 1,979
California Municipal Finance Authority Revenue
2.75%, 11/15/27, Continuously Callable @100 .............................. 785 729
Series B-2, 2.13%, 11/15/26, Continuously Callable @100 ..................... 820 781
City of Los Angeles CA/Lifers Trust Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8107,
3.81%, 10/1/58, Callable 9/13/23 @ 100(c)(d) .............................. 5,000 5,000
Newman-Crows Landing Unified School District, GO, 8/1/25(e) ..................... 1,000 944
Sierra View Local Health Care District Revenue
5.00%, 7/1/27 ..................................................... 315 329
5.00%, 7/1/28 ..................................................... 330 349
5.00%, 7/1/29 ..................................................... 315 337
5.00%, 7/1/30 ..................................................... 310 335

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable
@100 ........................................................... $ 4,750 $ 4,550
15,803
Colorado (1.1%):
Colorado Health Facilities Authority Revenue
5.00%, 11/1/25 ..................................................... 350 358
Series A, 5.00%, 8/1/29 .............................................. 500 534
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 1,950 2,106
E-470 Public Highway Authority Revenue, Series B, 3.91% (SOFR+35bps), 9/1/39, Callable
6/1/24 @ 100(a) .................................................... 4,000 3,978
Southlands Metropolitan District No. 1, GO, Series A-1, 3.50%, 12/1/27 ................ 1,000 954
7,930
Connecticut (1.9%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26 ................................ 3,450 3,607
City of New Haven, GO
Series A, 5.00%, 8/1/24 .............................................. 1,000 1,005
Series A, 5.00%, 8/1/25 .............................................. 580 586
Series A, 5.00%, 8/1/26 .............................................. 580 592
Series A, 5.00%, 8/1/27 .............................................. 1,000 1,030
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 2/1/27 .............................................. 600 623
Series B, 5.00%, 2/1/28 .............................................. 525 551
Series B, 5.00%, 2/1/29 .............................................. 550 582
City of West Haven, GO
Series A, 5.00%, 11/1/23 .............................................. 800 800
Series A, 5.00%, 11/1/24 .............................................. 815 820
Series A, 5.00%, 11/1/27 .............................................. 650 671
Connecticut State Health & Educational Facilities Authority Revenue, Series B-2, 5.00%,
7/1/53, (Put Date 1/1/27)(b) ........................................... 3,000 3,145
14,012
Florida (1.6%):
Alachua County Health Facilities Authority Revenue
4.00%, 12/1/23 .................................................... 1,100 1,099
5.00%, 12/1/37, (Put Date 12/1/26)(b) .................................... 3,000 3,078
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30 ............................... 180 176
City of Pompano Beach Revenue
3.50%, 9/1/30, Continuously Callable @103 ............................... 3,590 3,236
Series B-1, 2.00%, 1/1/29 ............................................. 1,000 838
County of Escambia Revenue, 2.00%, 11/1/33, (Put Date 10/1/24)(b) .................. 775 760
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/27 ............................................. 390 392
Series A, 5.00%, 6/15/28, Continuously Callable @100 ........................ 410 413
Series A, 5.00%, 6/15/29, Continuously Callable @100 ........................ 360 364
Series A, 5.00%, 6/15/30, Continuously Callable @100 ........................ 475 480
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/24 .................................................... 500 502
5.00%, 10/1/25 .................................................... 445 448
11,786
Georgia (7.2%):
Appling County Development Authority Revenue, Series A, 1.50%, 1/1/38,
(Put Date 2/3/25)(b) ................................................. 2,000 1,914
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29)(b) 5,000 4,589
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31 ................. 1,000 912
Main Street Natural Gas, Inc. Revenue
Series A, 5.00%, 6/1/24 .............................................. 500 502
Series A, 5.00%, 5/15/28 ............................................. 1,000 1,011
Series A, 5.00%, 5/15/29 ............................................. 1,775 1,798
Series B, 5.00%, 3/1/24 .............................................. 250 251
Series B, 5.00%, 9/1/24 .............................................. 285 286
Series B, 5.00%, 12/1/52, Callable 3/1/29 @ 100.24 .......................... 6,000 6,132
Series C, 5.00%, 9/1/23 .............................................. 1,650 1,650
Series C, 4.00%, 8/1/48, (Put Date 12/1/23)(b) .............................. 5,000 4,996
Series C, 4.00%, 5/1/52, Callable 9/1/28 @ 100.69 ........................... 10,000 9,757
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24)(b) 815 799

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
The Burke County Development Authority Revenue
1.70%, 12/1/49, (Put Date 8/22/24)(b) .................................... $ 7,500 $ 7,309
2.88%, 12/1/49 .................................................... 1,775 1,724
Series 4, 3.80%, 10/1/32 .............................................. 1,000 989
The Monroe County Development Authority Revenue
3.88%, 6/1/42 ..................................................... 1,500 1,486
3.30%, 11/1/48, Continuously Callable @100(d) ............................. 3,300 3,300
Series A, 1.50%, 1/1/39, (Put Date 2/3/25)(b) ............................... 3,500 3,351
52,756
Guam (0.5%):
Territory of Guam Revenue
Series A, 5.00%, 12/1/23 ............................................. 1,500 1,504
Series A, 5.00%, 12/1/24 ............................................. 2,000 2,023
3,527
Idaho (0.7%):
County of Nez Perce Revenue, 2.75%, 10/1/24 .................................. 5,000 4,939
Illinois (9.2%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27 ............................................. 1,400 1,388
Series B, 5.00%, 12/1/31, Continuously Callable @100 ........................ 1,000 1,036
Chicago Park District, GO
Series F-2, 5.00%, 1/1/27 ............................................. 600 628
Series F-2, 5.00%, 1/1/28 ............................................. 1,000 1,061
Series F-2, 5.00%, 1/1/29 ............................................. 1,000 1,074
Series F-2, 5.00%, 1/1/30 ............................................. 1,305 1,416
Series F-2, 5.00%, 1/1/31, Continuously Callable @100 ....................... 2,115 2,293
Series F-2, 5.00%, 1/1/32, Continuously Callable @100 ....................... 1,750 1,889
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%,
1/1/31, Continuously Callable @100 ..................................... 750 757
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 6/1/25 ..................................................... 1,720 1,752
5.00%, 6/1/26 ..................................................... 1,000 1,031
City of Chicago Special Assessment Revenue
1.99%, 12/1/23(c) .................................................. 270 268
2.27%, 12/1/24(c) .................................................. 310 299
2.53%, 12/1/25(c) .................................................. 328 309
2.69%, 12/1/26(c) .................................................. 305 282
2.87%, 12/1/27(c) .................................................. 255 233
City of Chicago Waterworks Revenue
5.00%, 11/1/25 ..................................................... 4,000 4,101
5.00%, 11/1/26 ..................................................... 1,000 1,037
Series A-1, 5.00%, 11/1/25 ............................................ 2,000 2,051
Series A-1, 4.00%, 11/1/26 ............................................ 2,500 2,517
Illinois Finance Authority Revenue
5.00%, 10/1/29 .................................................... 500 531
5.00%, 10/1/30 .................................................... 250 268
Series B, 4.11% (MUNIPSA+70bps), 5/1/42, Callable 5/1/25 @ 100(a) ............ 2,250 2,224
Series C, 4.00%, 2/15/25 ............................................. 10,000 10,069
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.)
5.00%, 10/1/30 .................................................... 325 343
5.00%, 10/1/31, Continuously Callable @100 ............................... 450 479
Series B, 5.00%, 4/1/30 .............................................. 250 263
Sales Tax Securitization Corp. Revenue, Series A, 5.00%, 1/1/30 ..................... 2,000 2,172
State of Illinois, GO
Series A, 5.00%, 10/1/23 ............................................. 3,000 3,002
Series A, 5.00%, 11/1/25 .............................................. 5,000 5,130
Series C, 5.00%, 11/1/29, Continuously Callable @100 ........................ 8,985 9,462
The Illinois Sports Facilities Authority Revenue
5.00%, 6/15/28 .................................................... 1,000 1,008
5.00%, 6/15/30 .................................................... 1,500 1,520
5.00%, 6/15/31 .................................................... 575 584
5.00%, 6/15/32, Continuously Callable @100 ............................... 480 488

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/23 ............................................. $ 1,825 $ 1,829
Series A, 5.00%, 12/1/24 ............................................. 1,915 1,941
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29 ..................................................... 750 748
4.00%, 4/1/30 ..................................................... 750 735
68,218
Indiana (1.3%):
City of Rockport Revenue, Series A, 3.13%, 7/1/25 ............................... 1,500 1,475
Indiana Bond Bank Revenue
1/15/27(e) ........................................................ 1,280 1,136
1/15/28(e) ........................................................ 1,100 942
1/15/29(e) ........................................................ 565 467
7/15/29, Continuously Callable @99(e) ................................... 730 570
Indiana Finance Authority Revenue
5.00%, 4/1/24 ..................................................... 715 717
5.00%, 4/1/25 ..................................................... 750 757
5.00%, 4/1/26 ..................................................... 790 803
5.00%, 4/1/27 ..................................................... 830 848
5.00%, 4/1/28 ..................................................... 870 892
5.00%, 4/1/29 ..................................................... 1,180 1,212
9,819
Kansas (0.1%):
City of Manhattan Revenue
Series B-1, 2.88%, 6/1/28, Continuously Callable @100 ....................... 375 333
Series B2, 2.38%, 6/1/27, Continuously Callable @100 ........................ 430 385
718
Kentucky (9.4%):
City of Ashland Revenue
5.00%, 2/1/28 ..................................................... 1,775 1,858
5.00%, 2/1/30 ..................................................... 740 787
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26)(b) ..................... 5,000 4,552
County of Owen Revenue
Series A, 2.45%, 6/1/39, (Put Date 10/1/29)(b) .............................. 10,000 9,164
Series B, 2.45%, 9/1/39, (Put Date 10/1/29)(b) .............................. 5,000 4,449
Kentucky Economic Development Finance Authority Revenue
4.50%, 10/1/27, Continuously Callable @100 ............................... 5,000 4,929
Series B-3, 4.81% (MUNIPSA+140bps), 2/1/46, Callable 8/1/24 @ 100(a) .......... 10,000 9,963
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25)(b) ............................... 5,715 5,689
Series C, 4.00%, 2/1/50, (Put Date 2/1/28)(b) ............................... 3,370 3,368
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25)(b) ............................. 10,000 10,008
Series C-3, 4.46% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25)(a)(b) ........... 10,000 9,963
Louisville/Jefferson County Metropolitan Government Revenue, Series D, 5.00%, 10/1/47,
(Put Date 10/1/29)(b) ................................................ 4,000 4,276
69,006
Louisiana (1.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100 ................. 1,000 878
Parish of St. John the Baptist Revenue
2.20%, 6/1/37, (Put Date 07/1/26)(b) ..................................... 1,750 1,641
Series B1, 2.13%, 6/1/37 ............................................. 2,000 1,957
Tangipahoa Parish Hospital Service District No. 1 Revenue, 5.00%, 2/1/32, Continuously
Callable @100 ..................................................... 3,470 3,727
8,203
Maryland (1.7%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25 .............................................. 1,500 1,523
Series A, 5.00%, 6/1/26 .............................................. 2,000 2,053
Series A, 5.00%, 6/1/27 .............................................. 1,340 1,393
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28 ..................................................... 1,910 1,974
5.00%, 7/1/29 ..................................................... 1,130 1,174
5.00%, 7/1/30 ..................................................... 1,000 1,045

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Town of Chestertown Revenue
Series A, 5.00%, 3/1/31 .............................................. $ 1,475 $ 1,535
Series A, 5.00%, 3/1/32, Continuously Callable @100 ......................... 1,550 1,608
12,305
Massachusetts (1.2%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/25 ..................................................... 1,250 1,273
5.00%, 7/1/26 ..................................................... 1,500 1,545
4.01% (MUNIPSA+60bps), 7/1/49, Continuously Callable @100(a)(c) ............ 2,500 2,496
Series A, 5.00%, 7/1/29, Continuously Callable @100 ......................... 1,425 1,453
Series S, 5.00%, 7/15/26(c) ............................................ 310 308
Series S, 5.00%, 7/15/28(c) ............................................ 340 334
Series S, 5.00%, 7/15/30(c) ............................................ 640 619
Massachusetts Development Finance Agency Revenue (INS - Assured Guaranty Municipal
Corp.), Series C, 5.00%, 10/1/30 ........................................ 975 1,053
9,081
Michigan (1.9%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29 ..................................................... 1,995 2,030
5.00%, 7/1/30 ..................................................... 2,290 2,326
Michigan Finance Authority Revenue
4.00%, 2/1/27 ..................................................... 185 182
4.00%, 2/1/32 ..................................................... 285 270
Michigan Strategic Fund Revenue (LOC - Comerica Bank, N.A.), Series R, 3.40%, 12/1/33,
Continuously Callable @100(d) ........................................ 7,000 7,000
Summit Academy North Revenue
2.25%, 11/1/26 ..................................................... 1,080 1,021
4.00%, 11/1/31, Continuously Callable @103 ............................... 1,565 1,431
14,260
Minnesota (0.1%):
Sanford Canby Community Hospital District No. 1 Revenue, 4.56%, 11/1/26, Continuously
Callable @100(d) ................................................... 905 905
Mississippi (3.5%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23)(b) ..................... 2,000 2,000
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100 .. 4,000 3,808
Mississippi Hospital Equipment & Facilities Authority Revenue
5.00%, 9/1/24 ..................................................... 10,000 10,075
Series A-2, 4.13%, 9/1/36 ............................................. 9,760 9,759
25,642
Missouri (0.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/24 ..................................................... 155 153
4.00%, 8/1/26 ..................................................... 205 198
4.00%, 8/1/28 ..................................................... 415 396
4.00%, 8/1/30 ..................................................... 295 278
Missouri Development Finance Board Revenue, 5.00%, 3/1/24 ...................... 300 301
1,326
Nebraska (1.9%):
Central Plains Energy Project Revenue, Series 1, 5.00%, 5/1/53, Callable 7/1/29 @ 100.22 .. 6,000 6,116
County of Douglas Revenue, 3.94% (MUNIPSA+53bps), 7/1/35(a) ................... 7,845 7,712
13,828
Nevada (0.3%):
County of Clark Revenue, Series R, 3.75%, 1/1/36 ............................... 2,500 2,534
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/30, Continuously Callable @103 ............................... 280 268
4.00%, 1/1/31, Continuously Callable @103 ............................... 295 280
548
New Jersey (2.6%):
Casino Reinvestment Development Authority, Inc. Revenue (INS - Assured Guaranty
Municipal Corp.), 5.00%, 11/1/24 ....................................... 1,000 1,008

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
8
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
New Jersey Building Authority Revenue
Series A, 5.00%, 6/15/24 ............................................. $ 1,595 $ 1,614
Series A, 5.00%, 6/15/24 ............................................. 2,405 2,430
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/23 .............................................. 4,000 4,000
Series B, 4.00%, 9/1/24 .............................................. 4,730 4,748
New Jersey Transportation Trust Fund Authority Revenue, 5.00%, 6/15/24 .............. 5,095 5,148
18,948
New Mexico (1.3%):
City of Farmington Revenue, Series A, 2.15%, 4/1/33, Continuously Callable @101 ....... 5,000 3,962
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/27 ..................................................... 770 801
5.00%, 6/1/28 ..................................................... 780 819
5.00%, 6/1/29 ..................................................... 835 884
5.00%, 6/1/30 ..................................................... 525 560
5.00%, 6/1/31, Continuously Callable @100 ............................... 690 735
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28 ..................................................... 840 887
5.00%, 9/1/31, Continuously Callable @100 ............................... 300 321
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 3.75%,
5/1/28(c) ......................................................... 750 716
9,685
New York (13.8%):
Build NYC Resource Corp. Revenue, Series A, 3.40%, 7/1/27 ....................... 245 238
City of Amsterdam, GO, 5.00%, 3/6/24, Continuously Callable @100 ................. 5,000 5,001
City of Long Beach, GO, Series A, 4.00%, 2/16/24 ............................... 10,000 9,984
City of New York, GO, Series B-3, 4.25%, 10/1/46, Continuously Callable @100(d) ....... 3,200 3,200
City of Poughkeepsie, GO
4.00%, 4/15/24 .................................................... 140 140
5.13%, 4/26/24 .................................................... 1,500 1,505
4.00%, 4/15/25 .................................................... 215 214
4.00%, 4/15/26 .................................................... 230 229
County of Rockland, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 3/1/24 1,600 1,611
Long Island Power Authority Revenue
Series B, 1.65%, 9/1/49, (Put Date 9/1/24)(b) ............................... 4,500 4,427
Series C, 4.56% (US0001M+75bps), 5/1/33, (Put Date 10/1/23)(a)(b) .............. 2,885 2,885
Series C, 4.56% (US0001M+75bps), 5/1/33(a) .............................. 1,100 1,097
Series C, 3.86% (MUNIPSA+45bps), 9/1/38, Callable 3/1/25 @ 100(a) ............ 10,500 10,394
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(b) ........................... 1,830 1,963
Series A3, 4.21% (SOFR+65bps), 11/15/42(a) .............................. 10,000 9,578
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.),
Series 2, 4.36% (SOFR+80bps), 11/1/32, Callable 1/1/26 @ 100(a) ............... 2,000 1,979
New York City Municipal Water Finance Authority Revenue, Series DD, 4.25%, 6/15/33,
Continuously Callable @100(d) ........................................ 200 200
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100 ............................... 14,950 13,365
2.63%, 9/15/69, Continuously Callable @100 ............................... 1,650 1,478
Series A, 1.90%, 11/15/31, Continuously Callable @100 ....................... 2,000 1,648
New York State Dormitory Authority Revenue
5.00%, 12/1/24(c) .................................................. 1,200 1,196
5.00%, 12/1/25(c) .................................................. 1,200 1,195
New York State Housing Finance Agency/Lifers Trust Revenue (LIQ - Deutsche Bank A.G.),
Series DBE-8105, 3.81%, 8/1/50(c)(d) .................................... 595 595
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable
@100(c) ......................................................... 500 492
Troy Capital Resource Corp. Revenue
5.00%, 8/1/26, Continuously Callable @100 ............................... 1,050 1,085
5.00%, 9/1/27 ..................................................... 1,250 1,318
Village of Clayton, GO, 5.00%, 10/19/23, Continuously Callable @100 ................ 4,539 4,541
Village of Johnson City, GO
Series BA, 4.00%, 9/29/23 ............................................ 12,559 12,552
Series C, 5.25%, 9/29/23 ............................................. 3,000 3,002

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
9
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Village of Valley Stream, GO, Series A, 4.50%, 5/10/24 ........................... $ 5,000 $ 4,997
102,109
North Carolina (1.0%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33, (Put Date 10/1/24)(b) .................................... 825 809
2.00%, 11/1/33, (Put Date 10/1/24)(b) .................................... 825 809
Series A, 1.38%, 5/1/34, (Put Date 6/16/25)(b) .............................. 2,000 1,917
North Carolina Medical Care Commission Revenue
2.88%, 10/1/26, Continuously Callable @100 ............................... 615 567
Series A, 4.00%, 10/1/27 ............................................. 600 582
Series B-1, 2.55%, 9/1/26, Continuously Callable @100 ....................... 1,575 1,501
Series B2, 2.30%, 9/1/25, Continuously Callable @100 ........................ 1,250 1,188
7,373
North Dakota (0.3%):
City of Grand Forks Revenue
5.00%, 12/1/31 .................................................... 1,200 1,232
5.00%, 12/1/32, Continuously Callable @100 ............................... 1,300 1,333
2,565
Ohio (2.8%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29 .................................................... 275 293
5.00%, 11/15/30 .................................................... 350 377
5.00%, 11/15/31, Continuously Callable @100 .............................. 300 322
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100 .. 2,000 2,180
County of Hamilton Revenue, 5.00%, 9/15/29 .................................. 1,345 1,384
Ohio Air Quality Development Authority Revenue
2.40%, 12/1/38, (Put Date 10/1/29)(b) .................................... 3,250 2,793
Series D, 1.90%, 5/1/26, (Put Date 10/1/24)(b) .............................. 3,500 3,420
Ohio Higher Educational Facility Commission Revenue, Series C, 5.00%, 5/1/24 ......... 1,000 1,009
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25,
Continuously Callable @100(c) ......................................... 5,500 5,462
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/25, Continuously Callable @100 ... 1,000 979
State of Ohio Revenue
5.00%, 11/15/27 .................................................... 425 442
5.00%, 11/15/30 .................................................... 710 753
5.00%, 11/15/31, Continuously Callable @100 .............................. 465 493
Series A, 5.00%, 1/15/30 ............................................. 1,000 1,072
20,979
Oklahoma (0.8%):
Muskogee Industrial Trust Revenue, 4.00%, 9/1/28 ............................... 5,000 4,934
Oklahoma Development Finance Authority Revenue
Series B, 5.00%, 8/15/24 ............................................. 600 599
Series B, 5.00%, 8/15/25 ............................................. 550 549
6,082
Oregon (0.2%):
County of Yamhill Revenue
Series A, 4.00%, 10/1/23 ............................................. 425 425
Series A, 4.00%, 10/1/24 ............................................. 425 422
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28 ............................................. 150 158
Series A, 5.00%, 10/1/29 ............................................. 300 319
Series A, 5.00%, 10/1/30 ............................................. 300 322
1,646
Pennsylvania (4.9%):
Bethlehem Area School District Authority Revenue, Series A, 3.91% (SOFR+35bps), 1/1/30,
Callable 11/1/24 @ 100(a) ............................................ 995 934
Chester County IDA Revenue, 3.75%, 10/1/24 .................................. 255 253
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 8/1/24 ..................................................... 1,000 1,014
5.00%, 8/1/25 ..................................................... 800 824
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26 ....................... 2,000 2,074
County of Lehigh Revenue
5.00%, 7/1/28 ..................................................... 1,750 1,849
5.00%, 7/1/29 ..................................................... 2,000 2,130

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
10
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Delaware County Authority Revenue
5.00%, 10/1/23 .................................................... $ 235 $ 235
5.00%, 10/1/24 .................................................... 505 509
5.00%, 10/1/25 .................................................... 525 532
5.00%, 10/1/30 .................................................... 1,200 1,238
Geisinger Authority Revenue, Series B, 4.72% (US0001M+107bps), 6/1/28,
(Put Date 6/1/24)(a)(b) .............................................. 7,000 7,013
General Authority of Southcentral Pennsylvania Revenue, Series B, 4.01%
(MUNIPSA+60bps), 6/1/49, (Put Date 6/1/24)(a)(b) .......................... 6,000 6,019
Latrobe IDA Revenue
5.00%, 3/1/28 ..................................................... 135 134
5.00%, 3/1/29 ..................................................... 175 174
5.00%, 3/1/30 ..................................................... 150 149
5.00%, 3/1/31 ..................................................... 175 174
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25 .................................................... 550 566
5.00%, 12/15/26, Continuously Callable @100 .............................. 500 515
5.00%, 12/15/27, Continuously Callable @100 .............................. 1,000 1,030
Montgomery County IDA Revenue, Series A, 4.10%, 4/1/53 ........................ 2,500 2,523
Northampton County General Purpose Authority Revenue, 4.85% (US0001M+104bps),
8/15/48, (Put Date 8/15/24)(a)(b) ........................................ 1,855 1,851
Pennsylvania Turnpike Commission Revenue, 4.26% (MUNIPSA+85bps), 7/15/41, Callable
7/15/25 @ 100(a) ................................................... 2,500 2,500
Philadelphia IDA Revenue
5.00%, 6/15/28(c) .................................................. 210 208
5.00%, 6/15/29, Continuously Callable @100(c) ............................. 220 218
5.00%, 6/15/30, Continuously Callable @100(c) ............................. 145 144
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30)(b) 1,700 1,130
35,940
South Carolina (1.7%):
Patriots Energy Group Financing Agency Revenue, Series B, 4.51% (US0001M+86bps),
10/1/48, (Put Date 2/1/24)(a)(b) ........................................ 10,000 9,995
Piedmont Municipal Power Agency Revenue, Series D, 4.00%, 1/1/32, Continuously Callable
@100 ........................................................... 2,220 2,209
12,204
South Dakota (0.4%):
South Dakota Health & Educational Facilities Authority Revenue
4.56%, 11/1/25, Continuously Callable @100(d) ............................. 945 945
4.56%, 11/1/27, Continuously Callable @100(d) ............................. 1,745 1,745
2,690
Tennessee (1.4%):
Tennergy Corp. Revenue
Series A, 5.25%, 12/1/24 ............................................. 500 502
Series A, 5.25%, 12/1/25 ............................................. 550 556
Series A, 4.00%, 12/1/51, Callable 6/1/28 @ 100.68 .......................... 4,130 4,042
Series A, 5.50%, 10/1/53, Callable 9/1/30 @ 100.1 ........................... 5,000 5,211
10,311
Texas (6.0%):
City of Dallas Housing Finance Corp. Revenue, 5.00%, 7/1/26, Callable 12/1/25 @ 100 .... 2,750 2,860
City of San Antonio Electric & Gas Systems Revenue, 4.28% (MUNIPSA+87bps), 2/1/48,
Callable 6/1/25 @ 100(a) ............................................. 5,000 4,987
County of Wise Revenue
5.00%, 8/15/29 .................................................... 880 908
5.00%, 8/15/31 .................................................... 680 709
5.00%, 8/15/32, Continuously Callable @100 ............................... 450 469
5.00%, 8/15/33, Continuously Callable @100 ............................... 930 968
Decatur Hospital Authority Revenue, Series A, 5.00%, 9/1/24 ....................... 780 778
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26)(b) ..................................... 1,400 1,459
Series C-2, 3.98% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24)(a)(b) ........... 1,670 1,665
Karnes County Hospital District Revenue, 5.00%, 2/1/24 ........................... 660 663
Martin County Hospital District, GO
4.00%, 4/1/27 ..................................................... 300 301
4.00%, 4/1/29 ..................................................... 405 408

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
11
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
4.00%, 4/1/32, Continuously Callable @100 ............................... $ 350 $ 354
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/23(f) ............................................. 1,250 1,127
Series A, 5.00%, 7/1/24(f) ............................................. 2,300 2,068
Series A, 5.00%, 7/1/25(f) ............................................. 2,135 1,918
Port of Port Arthur Navigation District Revenue
Series A, 3.60%, 4/1/40, Continuously Callable @100(d) ...................... 7,215 7,215
Series B, 3.60%, 4/1/40, Continuously Callable @100(d) ...................... 2,400 2,400
Series C, 3.60%, 4/1/40, Continuously Callable @100(d) ...................... 8,355 8,355
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/27 .......... 2,000 2,032
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31,
Continuously Callable @100 ........................................... 2,355 2,381
44,025
Vermont (0.2%):
Vermont Economic Development Authority Revenue
4.00%, 5/1/29, Continuously Callable @103 ............................... 445 409
4.00%, 5/1/30, Continuously Callable @103 ............................... 230 208
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/26 ..... 1,000 994
1,611
Virginia (2.7%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23 .................. 10,140 10,156
Halifax County IDA Revenue, 1.65%, 12/1/41 .................................. 1,500 1,478
James City County Economic Development Authority Revenue, Series A, 4.00%, 12/1/30,
Continuously Callable @103 ........................................... 220 204
Loudoun County Economic Development Authority/Lifers Trust Revenue (LIQ - Deutsche
Bank A.G.), Series 2023-DBE-8106, 3.81%, 6/1/63, Callable 7/1/40 @ 100(c)(d) ..... 1,280 1,280
Marquis Community Development Authority of York County Revenue, 3.00%, 9/1/45(c)(f)(g) 1,074 468
Marquis Community Development Authority of York County Tax Allocation
Series A, 2.04%, 9/1/36(f)(g) .......................................... 3,506 1,528
Series C, 9/1/41(e)(g) ................................................ 5,111 13
Peninsula Ports Authority Revenue, 3.80%, 10/1/33 .............................. 1,810 1,809
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102 ........ 1,700 1,568
Virginia Small Business Financing Authority Revenue, Series A, 5.00%, 1/1/30, Continuously
Callable @103 ..................................................... 1,250 1,324
19,828
Washington (2.8%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26 .................................................... 2,000 2,039
5.00%, 8/15/27 .................................................... 2,175 2,234
Series B-2, 4.81% (MUNIPSA+140bps), 1/1/35, Callable 7/1/24 @ 100(a) .......... 10,000 9,950
Series B-3, 5.00%, 8/1/49, Callable 2/1/26 @ 100 ............................ 1,000 1,027
Washington State Housing Finance Commission Revenue
Series A, 5.00%, 7/1/24 .............................................. 355 357
Series A, 5.00%, 7/1/25 .............................................. 345 349
Series A, 5.00%, 7/1/26 .............................................. 290 297
Series B2, 4.00%, 7/1/26, Continuously Callable @100 ........................ 4,500 4,477
20,730
Wisconsin (2.0%):
Public Finance Authority Revenue
4.00%, 3/1/24(c) ................................................... 1,010 1,002
4.00%, 9/1/24(c) ................................................... 635 627
4.00%, 3/1/25(c) ................................................... 1,075 1,048
4.00%, 3/1/26(c) ................................................... 1,510 1,449
4.00%, 3/1/27(c) ................................................... 795 751
4.00%, 3/1/28(c) ................................................... 840 779
3.25%, 1/1/30 ..................................................... 1,795 1,653
5.00%, 4/1/30(c) ................................................... 500 496
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/24 ..................................................... 160 159
4.00%, 1/1/25 ..................................................... 205 201
4.00%, 1/1/26 ..................................................... 345 332
4.00%, 3/15/30 .................................................... 400 389
Series B, 3.00%, 9/15/23 ............................................. 160 160
Series B, 4.00%, 9/15/24 ............................................. 100 99

Victory Portfolios III
Victory Tax Exempt Short-Term Fund
12
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series B, 4.00%, 9/15/26 ............................................. $ 110 $ 106
Series B, 4.00%, 9/15/27 ............................................. 140 134
Series B, 4.00%, 9/15/28, Continuously Callable @103 ........................ 200 190
Series B, 4.00%, 9/15/29, Continuously Callable @103 ........................ 305 288
Series B, 4.00%, 9/15/30, Continuously Callable @103 ........................ 320 300
Series B, 4.00%, 9/15/31, Continuously Callable @103 ........................ 315 293
Series B-2, 2.55%, 11/1/27, Continuously Callable @100 ...................... 355 319
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27)(b) ............................ 2,000 2,033
Series C4, 4.06% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24)(a)(b) ........... 1,700 1,696
14,504
Total Municipal Bonds (Cost $764,642)
a
a
a
732,755
Total Investments (Cost $764,642) — 99.4% 732,755
Other assets in excess of liabilities — 0.6% 4,463
NET ASSETS - 100.00% $ 737,218
(a) Variable or Floating-Rate Security. Rate disclosed is as of August 31, 2023.
(b) Put Bond.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$31,119 (thousands) and amounted to 4.2% of net assets.
(d) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e) Zero-coupon bond.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) This security is classified as Level 3 within the fair value hierarchy and the value is derived based upon the use of inputs such as real property appraisals.
bps—Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
MUNIPSA
—
Municipal Swap Index
SOFR
—
Secured Overnight Financing Rate
TSFR1M
—
1 month Term SOFR, rate disclosed as of August 31, 2023.
US0001M
—
1 Month US Dollar LIBOR, rate disclosed as of August 31, 2023, based on the last reset date of the security.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS
—
Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ
—
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC
—
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Statement of Assets and Liabilities
August 31, 2023
13
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Tax Exempt
Short-Term Fund
Assets:
Investments, at value (Cost $764,642) $ 732,755
Cash 81
Receivables:
Interest 7,675
Capital shares issued 346
From Adviser 5
Prepaid expenses 21
Total Assets 740,883
Liabilities:
Payables:
Distributions 204
Investments purchased 2,500
Capital shares redeemed 597
Accrued expenses and other payables:
Investment advisory fees 176
Administration fees 93
Custodian fees — (a)
Transfer agent fees 38
Compliance fees 1
Trustees' fees — (a)
12b-1 fees — (a)
Other accrued expenses 56
Total Liabilities 3,665
Commitments and contingencies (Note 4 )
Net Assets:
Capital 799,865
Total accumulated earnings/(loss) (62,647)
Net Assets $ 737,218
Net Assets
Fund Shares $ 708,986
Institutional Shares 24,048
Class A 4,184
Total $ 737,218
Shares (unlimited number of shares authorized with no par value):
Fund Shares 70,919
Institutional Shares 2,404
Class A 418
Total 73,741
Net asset value, offering (except Class A) and redemption price per share:(b)
Fund Shares $ 10 .00
Institutional Shares 10 .00
Class A 10 .01
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10 .24
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
14
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Tax
Exempt Short-
Term Fund
Investment Income:
Interest $ 12,569
Total Income 12,569
Expenses:
Investment advisory fees 1,143
Administration fees — Fund Shares 553
Administration fees — Institutional Shares 13
Administration fees — Class A 3
Sub-Administration fees 12
12b-1 fees — Class A 5
Custodian fees — (a)
Transfer agent fees — Fund Shares 149
Transfer agent fees — Institutional Shares 13
Transfer agent fees — Class A 2
Trustees' fees 24
Compliance fees 4
Legal and audit fees 29
State registration and filing fees 40
Other expenses 61
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 2,052
Expenses waived/reimbursed by Adviser (32)
Net Expenses 2,020
Net Investment Income (Loss) 10,549
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (602)
Net change in unrealized appreciation/depreciation on investment securities 1,315
Net realized/unrealized gains (losses) on investments 713
Change in net assets resulting from operations $ 11,262
(a)
Rounds to less than $1 thousand.

15
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
gp
Victory Tax Exempt Short-Term Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 10,549 $ 17,265 $ 13,566
Net realized gains (losses) (602) (3,135) (628)
Net change in unrealized appreciation/depreciation 1,315 (21,762) (39,486)
Change in net assets resulting from operations 11,262 (7,632) (26,548)
Distributions to Shareholders:
Fund Shares (10,218) (16,458) (12,863)
Institutional Shares (363) (592) (529)
Class A (57) (116) (132)
Change in net assets resulting from distributions to shareholders (10,638) (17,166) (13,524)
Change in net assets resulting from capital transactions (45,112) (231,710) (144,353)
Change in net assets (44,488) (256,508) (184,425)
Net Assets:
Beginning of period 781,706 1,038,214 1,222,639
End of period $ 737,218 $ 781,706 $ 1,038,214
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

16
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 16,571 $ 78,976 $ 139,075
Distributions reinvested 9,088 14,583 11,199
Cost of shares redeemed (67,895) (302,777) (310,220)
Total Fund Shares $ (42,236) $ (209,218) $ (159,946)
Institutional Shares
Proceeds from shares issued $ 3,012 $ 12,792 $ 49,482
Distributions reinvested 246 407 350
Cost of shares redeemed (6,214) (27,299) (30,926)
Total Institutional Shares $ (2,956) $ (14,100) $ 18,906
Class A
Proceeds from shares issued $ 462 $ 1,836 $ 5,669
Distributions reinvested 50 109 107
Cost of shares redeemed (432) (10,337) (9,089)
Total Class A $ 80 $ (8,392) $ (3,313)
Change in net assets resulting from capital transactions $ (45,112) $ (231,710) $ (144,353)
Share Transactions:
Fund Shares
Issued 1,653 7,817 13,117
Reinvested 906 1,455 1,058
Redeemed (6,766) (30,149) (29,257)
Total Fund Shares (4,207) (20,877) (15,082)
Institutional Shares
Issued 299 1,273 4,646
Reinvested 25 41 33
Redeemed (619) (2,709) (2,939)
Total Institutional Shares (295) (1,395) 1,740
Class A
Issued 46 182 532
Reinvested 5 11 10
Redeemed (43) (1,030) (854)
Total Class A 8 (837) (312)
Change in Shares (4,494) (23,109) (13,654)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
17
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $9.99 $10.24 $10.63 $10.32 $10.48 $10.41
Investment Activities:
Net investment income (loss) 0.14(b) 0.20(b) 0.13(b) 0.14(b) 0.19(b) 0.19
Net realized and unrealized gains (losses) 0.01 (0.25) (0.39) 0.31 (0.16) (0.07)
Total from Investment Activities 0.15 (0.05) (0.26) 0.45 0.03 0.26
Distributions to Shareholders from:
Net investment income (0.14) (0.20) (0.13) (0.14) (0.19) (0.19)
Total Distributions (0.14) (0.20) (0.13) (0.14) (0.19) (0.19)
Net Asset Value, End of Period $10.00 $9.99 $10.24 $10.63 $10.32 $10.48
Total Return(c)(d) 1.51% (0.51)% (2.52)% 4.42% 0.23% 2.52%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.53% 0.49% 0.56% 0.53% 0.51% 0.52%
Net Investment Income (Loss)(e) 2.75% 2.13% 1.18% 1.37% 1.77% 1.84%
Gross Expenses(e)(f) 0.53% 0.50% 0.56% 0.54% 0.51% 0.52%
Supplemental Data:
Net Assets at end of period (000's) $708,986 $750,619 $983,453 $1,181,011 $1,271,899 $1,489,789
Portfolio Turnover(c)(i) 7% 17% 16% 66%(j) 54% 31%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(j) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
18
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.00 $10.25 $10.64 $10.50
Investment Activities:
Net investment income (loss)(c) 0.14 0.20 0.14 0.11
Net realized and unrealized gains (losses) —(d) (0.25) (0.40) 0.14
Total from Investment Activities 0.14 (0.05) (0.26) 0.25
Distributions to Shareholders from:
Net investment income (0.14) (0.20) (0.13) (0.11)
Total Distributions (0.14) (0.20) (0.13) (0.11)
Net Asset Value, End of Period $10.00 $10.00 $10.25 $10.64
Total Return(e)(f) 1.43% (0.49)% (2.43)% 2.39%
Ratios to Average Net Assets:
Net Expenses(g)(h)(i)(j) 0.47% 0.46% 0.48% 0.47%
Net Investment Income (Loss)(g) 2.81% 2.15% 1.28% 1.33%
Gross Expenses(g)(h) 0.57% 0.59% 0.55% 0.69%
Supplemental Data:
Net Assets at end of period (000's) $24,048 $26,983 $41,969 $25,038
Portfolio Turnover(e)(k) 7% 17% 16% 66%(l)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Amount is less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(j) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(k) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(l) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

19
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax Exempt Short-Term Fund
Class A
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.00 $10.26 $10.64 $10.34 $10.49 $10.42
Investment Activities:
Net investment income (loss) 0.13(b) 0.17(b) 0.10(b) 0.12(b) 0.16(b) 0.17
Net realized and unrealized gains (losses) 0.01 (0.25) (0.38) 0.30 (0.15) 0.06
Total from Investment Activities 0.14 (0.08) (0.28) 0.42 0.01 0.23
Distributions to Shareholders from:
Net investment income (0.13) (0.18) (0.10) (0.12) (0.16) (0.16)
Total Distributions (0.13) (0.18) (0.10) (0.12) (0.16) (0.16)
Net Asset Value, End of Period $10.01 $10.00 $10.26 $10.64 $10.34 $10.49
Total Return (excludes sales charge)(c)(d) 1.43% (0.76)% (2.64)% 4.07% 0.09% 2.27%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.68% 0.67% 0.78% 0.76% 0.75% 0.77%(i)
Net Investment Income (Loss)(e) 2.60% 1.87% 0.96% 1.12% 1.54% 1.56%
Gross Expenses(e)(f) 1.09% 0.98% 0.93% 0.88% 0.93% 0.92%
Supplemental Data:
Net Assets at end of period (000's) $4,184 $4,104 $12,792 $16,590 $10,144 $10,707
Portfolio Turnover(c)(j) 7% 17% 16% 66%(k) 54% 31%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Prior to August 1, 2018, USAA Asset Management Company (previous Investment Adviser) had voluntarily agreed to limit the annual expenses of the
Class A shares to 0.80% of the Class A shares’ average daily net assets.
(j) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(k) The portfolio turnover would be 32% of the average value of its portfolio with the exclusion of variable-rate demand notes with long-term maturities and one- or seven-day demand feature, or put options.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
20
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Tax Exempt Short-Term Fund (the “Fund”). The Fund offers three classes of shares: Fund Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Victory Tax Exempt Short-Term Fund
Municipal Bonds .............................................. $ — $ 730,746 $ 2,009 $ 732,755
Total ....................................................... $ — $ 730,746 $ 2,009 $ 732,755

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
21
(Unaudited)
As of August 31, 2023, there were no transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
Excluding U.S. Government
Securities
Purchases Sales
Victory Tax Exempt Short-Term Fund ........................................................... $ 47,415 $ 78,433

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
22
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund’s base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund’s average daily net assets. Amounts incurred and paid to
VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Short Municipal Debt Funds Index. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Short Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $69, $0, and $(2) for Fund Shares, Institutional Shares, and Class
A, in thousands, respectively. Performance adjustments were 0.02%, 0.00%, and (0.07)% for Fund Shares, Institutional Shares, and Class
A, respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual
Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Over/Under Performance Relative to Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
23
(Unaudited)
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31,
2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2023, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 0.51%, 0.47%, and 0.75% for Fund Shares, Institutional Shares,
and Class A, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Tax Exempt Short-Term Fund ............................ $ 54 $ 50 $ 158 $ 32 $ 294

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
24
(Unaudited)
securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the  intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
25
(Unaudited)
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory Tax Exempt Short-Term Fund ....................................... $ (2,587) $ (27,596) $ (30,183)

Supplemental Information
August 31, 2023
Victory Portfolios III
26
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Tax Exempt Short-Term Fund
Fund Shares ............................
$ 1,000.00 $ 1,015.10 $ 1,022.47 $ 2.68 $ 2.69 0.53%
Institutional Shares .......................
1,000.00 1,014.30 1,022.77 2.38 2.39 0.47%
Class A ...............................
1,000.00 1,014.30 1,021.72 3.44 3.46 0.68%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39592-1023

August 31, 2023
Semi Annual Report
Victory Treasury Money Market Trust

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
7
Notes to Financial Statements 8
Supplemental Information
Proxy Voting and Portfolio Holdings Information
13
Expense Example
13
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Treasury Money Market Trust
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks maximum current income while maintaining the highest degree of safety and liquidity.
Portfolio Mix
August 31, 2023
(% of Net Assets)
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Treasury Money Market Trust
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
U.S. Treasury Obligations (53.9%)
U.S. Treasury Bills
5.38%, 9/7/23(a) ................................................... $ 25,000 $ 24,978
5.32%, 10/12/23(a) .................................................. 50,000 49,701
5.32%, 10/19/23(a) .................................................. 25,000 24,825
5.34%, 11/2/23(a) ................................................... 50,000 49,547
5.35%, 11/9/23(a) ................................................... 50,000 49,494
5.39%, 11/30/23(a) .................................................. 50,000 49,335
5.37%, 12/5/23(a) .................................................. 50,000 49,304
5.39%, 12/12/23(a) .................................................. 50,000 49,250
5.39%, 12/19/23(a) .................................................. 50,000 49,198
Total U.S. Treasury Obligations (Cost $395,632)
a
a
a
395,632
Repurchase Agreements (45.9%)
Bank of America Securities, Inc., 5.28%, 9/1/23, purchased on 8/31/23, with a maturity date of 9/1/23, with a value of $200,000 (collateralized by U.S. Treasury Inflation Note Index (b) ,
0.38%, due 7/15/25, with a value of $204,000) .................................. 200,000 200,000
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 5.28%, 9/1/23, purchased on 8/31/23, with a maturity date of 9/1/23, with a value of $137,000 (collateralized by U.S.
Treasury Bond, 3.00% - 3.38%, due 8/15/48 - 8/15/52, with a value of $139,740) ......... 137,000 137,000
Total Repurchase Agreements (Cost $337,000)
a
a
a
337,000
Total Investments (Cost $732,632) — 99.8% 732,632
Other assets in excess of liabilities — 0.2% 1,722
NET ASSETS - 100.00% $ 734,354
(a) Rate represents the effective yield at August 31, 2023.
(b) U.S. Treasury inflation-indexed notes — designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

Statement of Assets and Liabilities
August 31, 2023
4
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Treasury
Money Market
Trust
Assets:
Investments, at value (Cost $395,632) $ 395,632
Repurchase agreements, at value (Cost $337,000) 337,000
Cash 2,041
Receivables:
Interest 49
Capital shares issued 161
From Adviser 16
Prepaid expenses 22
Total Assets 734,921
Liabilities:
Payables:
Distributions 6
Capital shares redeemed 304
Accrued expenses and other payables:
Investment advisory fees 78
Administration fees 62
Custodian fees 1
Transfer agent fees 63
Compliance fees —(a)
Trustees' fees 1
Other accrued expenses 52
Total Liabilities 567
Commitments and contingencies (Note 3 )
Net Assets:
Capital 734,354
Total accumulated earnings —(a)
Net Assets $ 734,354
Shares (unlimited number of shares authorized with no par value): 734,354
Net asset value, offering and redemption price per share:(b) $ 1.00
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
5
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Treasury
Money Market
Trust
Investment Income:
Interest $ 17,793
Total Income 17,793
Expenses:
Investment advisory fees 441
Administration fees 353
Sub-Administration fees 16
Custodian fees 2
Transfer agent fees 353
Trustees' fees 24
Compliance fees 3
Legal and audit fees 30
State registration and filing fees 22
Other expenses 40
Total Expenses 1,284
Expenses waived/reimbursed by Adviser (52)
Net Expenses 1,232
Net Investment Income 16,561
Realized Gains from Investments:
Net realized gains from investment securities —(a)
Net realized gains on investments —(a)
Change in net assets resulting from operations $ 16,561
(a)
Rounds to less than $1 thousand.

6
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Treasury Money Market Trust
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
From Investment Activities:
Operations:
Net Investment Income $ 16,561 $ 12,903 $ 198
Net realized gains —(b) — —
Change in net assets resulting from operations 16,561 12,903 198
Change in net assets resulting from distributions to shareholders (16,561) (12,903) (198)
Change in net assets resulting from capital transactions 64,802 149,571 23,204
Change in net assets 64,802 149,571 23,204
Net Assets:
Beginning of period 669,552 519,981 496,777
End of period $ 734,354 $ 669,552 $ 519,981
Capital Transactions:
Proceeds from shares issued $ 270,839 $ 378,738 $ 145,813
Distributions reinvested 16,525 12,875 197
Cost of shares redeemed (222,562) (242,042) (122,806)
Change in net assets resulting from capital transactions $ 64,802 $ 149,571 $ 23,204
Share Transactions:
Issued 270,838 378,738 145,813
Reinvested 16,525 12,875 197
Redeemed (222,562) (242,042) (122,806)
Change in Shares 64,801 149,571 23,204
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Rounds to less than $1 thousand.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
7
See notes to financial statements.
Victory Treasury Money Market Trust
Six Months
Ended
August
31, 2023
(Unaudited)
Nine Months
Ended
February 28,
2023(a)
Year
Ended
May 31, 2022
Year
Ended
May 31, 2021
Year
Ended
May 31, 2020
Year
Ended
May 31, 2019
Net Asset Value, Beginning of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Investment Activities:
Net investment income 0.02(b) 0.02(b) —(b)(c) —(b)(c) 0.01(b) 0.02
Net realized and unrealized gains —(c) — — —(c) — —
Total from Investment Activities 0.02 0.02 —(c) —(c) 0.01 0.02
Distributions to Shareholders from:
Net investment income (0.02) (0.02) —(c) —(c) (0.01) (0.02)
Total Distributions (0.02) (0.02) —(c) —(c) (0.01) (0.02)
Net Asset Value, End of Period $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total Return(d)(e) 2.39% 2.06% 0.04% 0.03% 1.23% 1.88%
Ratios to Average Net Assets:
Net Expenses(f)(g)(h) 0.35% 0.35% 0.11% 0.12% 0.33% 0.35%
Net Investment Income(f) 4.71% 2.82% 0.04% 0.03% 1.21% 1.88%
Gross Expenses(f)(g) 0.36% 0.37% 0.37% 0.38% 0.34% 0.35%
Supplemental Data:
Net Assets at end of period (000's) $734,354 $669,552 $519,981 $496,777 $543,913 $4,858,998
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from May 31 to February 28.
(b) Per share net investment income has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
8
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Treasury Money Market Trust (the “Fund”).  The Fund is classified as diversified under the 1940 Act.
The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.
The Fund has adopted policies and procedures permitting the Trust's Board of Trustees (the “Board”) to impose a liquidity fee or to temporarily suspend redemptions from the Fund (impose a “redemption gate”) if the Fund’s weekly liquid assets fall below specific thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The Fund's Board of Trustees has determined that the Fund will not be subject to liquidity fees or redemption gates at this time. Please refer to the Subsequent Event Note to the Financial Statements in this semiannual report for additional information .
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Repurchase agreements are valued at cost.
All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act and the Money Market
Funds Procedures to Stabilize Net Asset Value ("the Procedures"). This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the
Committee, under the Procedures to stabilize net assets and valuation procedures approved by the Board.
Repurchase Agreements:
The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master
Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
9
(Unaudited)
equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special
“tri-party” custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master
Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the
Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund’s Adviser monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.
Investments in repurchase agreements as presented on the Schedule of Portfolio Investments are not net settlement amounts but gross. At August
31, 2023, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.
3. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
The Fund’s Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.13% of the Fund’s average daily net assets.
Amounts incurred and paid to VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement,
VCM is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.10%, which is based on the
Fund's average daily net assets. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as
Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
10
(Unaudited)
allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund.  Transfer agent fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended August 31, 2023, are reflected on the Statement of Operations as
Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limit. As of August 31, 2023, the expense limit (excluding voluntary waivers) was 0.35%.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limit in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by May 31, 2024.
** Amount expires by May 31, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
4. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Stable Net Asset Value Risk —  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Treasury Money Market Trust ............................ $ 1,227 $ 1,298 $ 106 $ 52 $ 2,683

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
11
(Unaudited)
Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund’s yield will vary. A sharp and unexpected rise in interest rates could cause the Fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund’s ability to maintain a stable net asset value.
Large-Shareholder Risk — The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an affiliated fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.
Managment Risk — The Fund is actively managed, and the investment techniques and risk analyses used by the Fund's portfolio managers may not produce the desired results.
5. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
6. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
7. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory Treasury Money Market Trust ....................................... $ (1) $ — $ (1)

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
12
(Unaudited)
8. Subsequent Event:
On July 12, 2023, the SEC adopted amendments to its money market fund regulations. The new requirements are subject to staggered compliance dates ranging from October 2, 2023 until October 2, 2024. Among other things, the amendments eliminate the ability of all money market funds to impose redemption gates effective October 2, 2023, and thus the Fund's ability to opt-in to the redemption gate framework will cease on that date. The amendments generally will continue to permit the Fund to opt-in to the discretionary liquidity fee framework under which the Board may authorize the Fund to impose a liquidity fee of up to two percent if it is in the best interest of the Fund. Subject to Board approval, the amendments also provide options for the Fund to address negative interest rate environments by either converting to a floating net asset value or by instituting a reverse distribution mechanism to reduce the number of shares outstanding and thereby maintain a stable NAV if the Board determines that it is in the best interests of the Fund.

Supplemental Information
August 31, 2023
Victory Portfolios III
13
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Fund makes available on VCM.com a complete list of portfolio holdings no sooner than 5 business days after the end of each month. Form
N-MFP is available on the SEC’s website at sec.gov.
Expense Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Treasury Money Market Trust ......... $ 1,000.00 $ 1,023.90 $ 1,023.38 $ 1.78 $ 1.78 0.35%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
23416-1023

August 31, 2023
Semi Annual Report
Victory Virginia Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios III
1
This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate.
However, you may elect not to have withholding apply or to have income tax withheld at a higher rate.
Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Investment Objective and Portfolio Holdings 2
Schedule of Portfolio Investments 3
Financial Statements
Statement of Assets and Liabilities
8
Statement of Operations
9
Statements of Changes in Net Assets
10
Financial Highlights
12
Notes to Financial Statements 15
Supplemental Information
Proxy Voting and Portfolio Holdings Information
21
Expense Examples
21
Privacy Policy (inside back cover)

2
Victory Portfolios III
Victory Virginia Bond Fund
August 31, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund provides Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.
Top 10 Industries:
August 31, 2023
(% of Net Assets)
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Medical
19.8%
General
17.9%
Nursing Homes
12.8%
Higher Education
8.9%
Transportation
7.8%
Water
5.6%
Development
5.1%
Multifamily Housing
4.9%
Facilities
4.1%
Education
3.1%

Schedule of Portfolio Investments
August 31, 2023
Victory Portfolios III
Victory Virginia Bond Fund
3
(Unaudited)
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (98.1%)
Virginia (90.7%):
Alexandria IDA Revenue, Series C, 4.00%, 1/1/46, Continuously Callable @100 ......... $ 2,400 $ 2,233
Amherst IDA Revenue
5.00%, 9/1/26, Continuously Callable @100 ............................... 1,105 1,086
4.75%, 9/1/30, Continuously Callable @100 ............................... 2,000 1,870
Arlington County IDA Revenue
5.00%, 2/15/43, Continuously Callable @100 ............................... 1,775 1,848
4.00%, 7/1/45, Continuously Callable @100 ............................... 1,585 1,475
Bristol IDA Revenue, 5.00%, 11/1/53, Continuously Callable @100 ................... 8,030 8,012
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100 ............ 4,600 4,300
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100 ......................... 700 701
Series A, 4.00%, 7/1/38, Continuously Callable @100 ......................... 750 721
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29,
Continuously Callable @101 ........................................... 10,000 9,366
Chesapeake Bay Bridge & Tunnel District Revenue
5.50%, 7/1/25 ..................................................... 3,420 3,462
5.00%, 7/1/46, Continuously Callable @100 ............................... 5,805 5,854
5.00%, 7/1/51, Continuously Callable @100 ............................... 3,435 3,462
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal
Corp.), 5.00%, 7/1/41, Continuously Callable @100 .......................... 5,000 5,109
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100 ............................... 1,000 940
4.00%, 7/1/43, Continuously Callable @100 ............................... 4,000 3,698
City of Chesapeake Expressway Toll Road Revenue
Series B, 4.75%, 7/15/32, Continuously Callable @100 ........................ 6,520 6,761
Series B, 4.88%, 7/15/40, Continuously Callable @100 ........................ 3,000 3,069
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100 .................. 5,000 4,752
City of Norfolk, GO
Series A, 4.00%, 9/1/37, Continuously Callable @100 ......................... 2,040 2,062
Series A, 4.00%, 9/1/39, Continuously Callable @100 ......................... 1,535 1,539
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100 ............................... 6,000 5,982
Series A, 4.00%, 1/15/50, Continuously Callable @100 ........................ 2,220 2,069
City of Richmond, GO
Series D, 5.00%, 3/1/32 .............................................. 800 921
Series D, 5.00%, 3/1/33 .............................................. 1,000 1,166
County of Fairfax Sewer Revenue, Series A, 4.00%, 7/15/51, Continuously Callable @100 .. 10,000 9,219
County of Fairfax VA Sewer Revenue, Series A, 5.00%, 7/15/46, Continuously Callable @100 10,000 10,698
Fairfax County Economic Development Authority Revenue
5.00%, 4/1/47, Continuously Callable @100 ............................... 4,000 4,117
Series A, 5.00%, 10/1/29, Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,036
Series A, 5.00%, 10/1/30, Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,036
Series A, 5.00%, 10/1/31, Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,036
Series A, 5.00%, 10/1/32, Pre-refunded 10/1/24 @ 100 ........................ 1,500 1,527
Series A, 5.00%, 12/1/32, Pre-refunded 12/1/23 @ 100 ........................ 1,500 1,505
Series A, 5.00%, 10/1/33, Pre-refunded 10/1/24 @ 100 ........................ 2,200 2,239
Series A, 5.00%, 10/1/34, Pre-refunded 10/1/24 @ 100 ........................ 2,000 2,036
Series A, 5.00%, 10/1/42, Pre-refunded 10/1/24 @ 102 ........................ 2,250 2,334
Series A, 4.00%, 10/1/42, Pre-refunded 10/1/24 @ 102 ........................ 2,750 2,823
Series A, 5.00%, 12/1/42, Pre-refunded 12/1/23 @ 100 ........................ 2,800 2,810
Fairfax County IDA Revenue
Series A, 4.00%, 5/15/44, Continuously Callable @100 ........................ 6,900 6,667
Series A, 4.00%, 5/15/48, Continuously Callable @100 ........................ 1,500 1,423
Farmville IDA Revenue (INS - Assured Guaranty Municipal Corp.), 5.38%, 7/1/53,
Continuously Callable @103 ........................................... 6,000 6,429
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103 .. 7,000 6,419
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Pre-
refunded  6/15/25 @ 100 ............................................. 1,500 1,545
Hampton Roads Transportation Accountability Commission Revenue, Series A, 4.00%, 7/1/52,
Continuously Callable @100 ........................................... 5,000 4,575
Henrico County Economic Development Authority Revenue
5.00%, 6/1/24, Continuously Callable @100 ............................... 1,200 1,197

Victory Portfolios III
Victory Virginia Bond Fund
4
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
4.25%, 6/1/26, Continuously Callable @100 ............................... $ 140 $ 136
5.00%, 10/1/37, Continuously Callable @103 ............................... 2,500 2,537
4.00%, 10/1/40, Continuously Callable @103 ............................... 500 444
4.00%, 10/1/45, Continuously Callable @103 ............................... 725 608
4.00%, 10/1/50, Continuously Callable @103 ............................... 1,500 1,202
Series A, 5.00%, 10/1/52, Continuously Callable @103 ........................ 6,700 6,465
James City County Economic Development Authority Revenue
4.00%, 6/1/47, Continuously Callable @103 ............................... 1,000 730
Series A, 4.00%, 12/1/50, Continuously Callable @103 ........................ 9,905 7,486
Lewistown Commerce Center Community Development Authority Tax Allocation
Series A, 6.05%, 3/1/44, Continuously Callable @103(a) ....................... 690 607
Series B, 6.05%, 3/1/44, Continuously Callable @103 ......................... 645 529
Series C, 1.50%, 3/1/54, Continuously Callable @100(a) ....................... 2,599 390
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @102 ............................... 750 699
4.00%, 1/1/37, Continuously Callable @102 ............................... 1,000 846
5.00%, 1/1/48, Continuously Callable @100 ............................... 1,000 1,033
Loudoun County Economic Development Authority Revenue
5.00%, 12/1/31, Continuously Callable @100 ............................... 1,135 1,160
5.00%, 12/1/32, Continuously Callable @100 ............................... 800 817
5.00%, 12/1/33, Continuously Callable @100 ............................... 775 792
5.00%, 12/1/34, Continuously Callable @100 ............................... 805 823
Series A, 4.00%, 10/1/52, Continuously Callable @100 ........................ 2,250 2,078
Loudoun County Economic Development Authority/Lifers Trust Revenue (LIQ - Deutsche
Bank A.G.), Series 2023-DBE-8106, 3.81%, 6/1/63, Callable 7/1/40 @ 100(b)(c) ..... 4,800 4,800
Lynchburg Economic Development Authority Revenue
4.00%, 1/1/39, Continuously Callable @100 ............................... 1,320 1,252
4.00%, 1/1/41, Continuously Callable @100 ............................... 1,135 1,059
5.00%, 9/1/43, Continuously Callable @100 ............................... 3,000 2,959
4.00%, 1/1/55, Continuously Callable @100 ............................... 12,920 10,918
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 2,250 2,264
Lynchburg Economic Development Authority Revenue (LIQ - JPMorgan Chase & Co.), Series
2018-XL0075, 3.71%, 1/1/47(b)(c) ...................................... 2,090 2,090
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.),
Series B, 2.82%, 1/1/47, Continuously Callable @100(c) ....................... 1,300 1,300
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously
Callable @100 ..................................................... 4,500 3,863
Marquis Community Development Authority of York County Revenue, 3.00%, 9/1/45(a)(b)(d) 1,093 476
Marquis Community Development Authority of York County Tax Allocation
Series B, 2.25%, 9/1/41(a)(d) .......................................... 3,532 1,539
Series C, 9/1/41(d)(e) ................................................ 5,389 14
Montgomery County Economic Development Authority Revenue
Series A, 4.00%, 6/1/36, Continuously Callable @100 ......................... 1,125 1,140
Series A, 4.00%, 6/1/38, Continuously Callable @100 ......................... 1,750 1,746
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100 ......... 2,800 2,910
Norfolk Economic Development Authority Revenue
Series B, 5.00%, 11/1/48, (Put Date 11/1/28)(f) .............................. 1,600 1,730
Series B, 4.00%, 11/1/48, Continuously Callable @100 ........................ 6,100 5,575
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100 ............................... 2,250 2,049
5.00%, 9/1/48, Continuously Callable @100 ............................... 2,055 2,097
5.25%, 9/1/57, Continuously Callable @100 ............................... 3,000 3,140
Prince William County IDA Revenue
5.00%, 1/1/37, Continuously Callable @102 ............................... 1,000 874
5.00%, 1/1/46, Continuously Callable @102 ............................... 4,000 3,218
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100 . 4,000 3,938
Rappahannock Regional Jail Authority Revenue
5.00%, 10/1/34, Pre-refunded 10/1/25 @ 100 ............................... 2,340 2,423
5.00%, 10/1/35, Pre-refunded 10/1/25 @ 100 ............................... 1,165 1,207
Roanoke Economic Development Authority Revenue
5.00%, 7/1/47 ..................................................... 12,250 13,041
4.00%, 7/1/51, Continuously Callable @100 ............................... 5,000 4,364
Series A, 5.00%, 9/1/36, Continuously Callable @100 ......................... 1,640 1,656
Series A, 5.00%, 9/1/43, Continuously Callable @100 ......................... 4,060 4,005

Victory Portfolios III
Victory Virginia Bond Fund
5
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Rockingham County Economic Development Authority Revenue
Series A, 4.00%, 12/1/33, Continuously Callable @100 ........................ $ 1,000 $ 936
Series A, 5.00%, 12/1/39, Continuously Callable @100 ........................ 4,180 4,068
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100 ............................... 250 218
4.00%, 4/1/39, Continuously Callable @100 ............................... 225 194
4.00%, 4/1/40, Continuously Callable @100 ............................... 250 213
4.00%, 4/1/45, Continuously Callable @100 ............................... 750 598
5.00%, 4/1/49, Continuously Callable @100 ............................... 910 874
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100 ............................... 5,900 6,043
4.00%, 6/15/37, Continuously Callable @100 ............................... 6,495 6,263
Tobacco Settlement Financing Corp. Revenue, Series B1, 5.00%, 6/1/47, Continuously
Callable @100 ..................................................... 5,000 4,584
University of Virginia Revenue
Series A, 5.00%, 4/1/42, Continuously Callable @100 ......................... 4,000 4,183
Series A-1, 4.00%, 4/1/45, Continuously Callable @100 ....................... 5,000 4,925
Series B, 5.00%, 9/1/49, Continuously Callable @100 ......................... 10,000 10,536
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Pre-refunded  7/1/25 @ 100 ... 2,000 2,027
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103 ............................... 3,250 2,913
5.00%, 9/1/44, Continuously Callable @103 ............................... 4,865 4,228
4.00%, 9/1/48, Continuously Callable @103 ............................... 3,755 2,702
Series A, 5.00%, 5/1/29, Continuously Callable @100 ......................... 1,795 1,815
Virginia College Building Authority Revenue
5.00%, 6/1/24 ..................................................... 225 227
5.00%, 6/1/25 ..................................................... 250 255
5.00%, 6/1/26 ..................................................... 250 257
5.00%, 6/1/27 ..................................................... 275 286
5.00%, 6/1/28 ..................................................... 295 310
5.00%, 6/1/29 ..................................................... 300 317
5.00%, 6/1/30 ..................................................... 325 345
5.00%, 6/1/31 ..................................................... 300 320
4.00%, 1/15/33, Continuously Callable @100 ............................... 965 979
4.00%, 1/15/35, Continuously Callable @100 ............................... 545 550
4.00%, 1/15/36, Continuously Callable @100 ............................... 650 653
4.00%, 6/1/36, Continuously Callable @100 ............................... 925 866
4.00%, 1/15/43, Continuously Callable @100 ............................... 1,285 1,218
4.00%, 6/1/46, Continuously Callable @100 ............................... 1,000 817
Series A, 3.00%, 1/15/46, Continuously Callable @100 ........................ 1,000 742
Series A, 3.00%, 1/15/51, Continuously Callable @100 ........................ 1,175 796
Series E, 5.00%, 2/1/31, Continuously Callable @100 ......................... 10,000 10,823
Series E, 5.00%, 2/1/32, Continuously Callable @100 ......................... 4,000 4,328
Virginia Commonwealth Transportation Board Regional Fuels Tax Revenue, 4.00%, 5/15/46,
Continuously Callable @100 ........................................... 5,195 4,837
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100 ............................... 3,350 3,601
5.00%, 9/15/32, Continuously Callable @100 ............................... 9,190 9,876
4.00%, 5/15/42, Continuously Callable @100 ............................... 10,000 9,666
Series A, 4.00%, 5/15/36, Continuously Callable @100 ........................ 2,000 2,030
Virginia Commonwealth University Health System Authority Revenue, Series B, 5.00%,
7/1/46, Continuously Callable @100 ..................................... 5,500 5,619
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100 ........................ 750 743
Series A, 5.00%, 11/1/38, Continuously Callable @100 ........................ 350 369
Series A, 4.00%, 5/1/48, Continuously Callable @100 ......................... 2,475 2,276
Virginia Housing Development Authority Revenue
Series B, 3.60%, 5/1/46, Continuously Callable @100 ......................... 7,000 5,696
Series D, 4.75%, 8/1/53, Continuously Callable @100 ........................ 1,500 1,460
Series E, 2.65%, 7/1/50, Continuously Callable @100 ......................... 1,640 1,062
Series F, 5.00%, 10/1/52, Continuously Callable @100 ........................ 5,000 5,046
Series G, 5.15%, 11/1/52, Continuously Callable @100 ........................ 1,750 1,784
Series I, 2.45%, 11/1/45, Continuously Callable @100 ........................ 1,500 1,000
Series K, 1.95%, 12/1/32, Continuously Callable @100 ........................ 1,500 1,268

Victory Portfolios III
Victory Virginia Bond Fund
6
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series K, 2.05%, 12/1/33, Continuously Callable @100 ........................ $ 665 $ 555
Virginia Public School Authority Revenue, 5.00%, 8/1/24 .......................... 10,000 10,150
Virginia Resources Authority Revenue
4.00%, 11/1/49, Continuously Callable @100 ............................... 6,700 6,239
Series A, 5.00%, 11/1/32, Continuously Callable @100 ........................ 15 15
Series A, 4.00%, 11/1/43, Continuously Callable @100 ........................ 1,445 1,394
Series A, 4.00%, 11/1/47, Continuously Callable @100 ........................ 1,040 976
Series B, 5.25%, 11/1/47, Continuously Callable @100 ........................ 2,330 2,548
Series B, 4.75%, 11/1/52, Continuously Callable @100 ........................ 750 774
Virginia Small Business Financing Authority Revenue
5.00%, 10/1/42, Continuously Callable @100 ............................... 5,000 5,293
4.00%, 12/1/49, Continuously Callable @100 ............................... 12,800 11,668
4.00%, 12/1/51, Continuously Callable @103 ............................... 4,000 3,147
Series A, 4.00%, 1/1/45, Continuously Callable @103 ......................... 2,800 2,365
Series A, 4.00%, 1/1/51, Continuously Callable @103 ......................... 16,265 13,079
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 ............................... 1,540 1,604
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100 ............................... 1,545 1,636
5.00%, 12/1/38, Continuously Callable @100 ............................... 1,000 1,030
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100 ............................... 1,000 1,059
Winchester Economic Development Authority Revenue
5.00%, 1/1/44, Continuously Callable @100 ............................... 3,250 3,317
Series A, 5.00%, 1/1/44, Pre-refunded  1/1/24 @ 100 ......................... 3,250 3,266
Wise County IDA Revenue, Series A, 0.75%, 10/1/40 ............................. 2,500 2,308
483,323
District of Columbia (2.7%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 1,500 1,547
Series B, 4.00%, 10/1/53, Continuously Callable @100 ........................ 1,500 1,310
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured
Guaranty Municipal Corp.), Series B, 10/1/30(e) ............................. 5,500 4,206
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, 4.00%, 7/15/45,
Continuously Callable @100 ........................................... 2,500 2,345
Washington Metropolitan Area Transit Authority Revenue, 5.00%, 7/1/43, Continuously
Callable @100 ..................................................... 5,000 5,161
14,569
Guam (4.7%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/36, Continuously Callable @100 ............................... 1,000 1,018
5.00%, 7/1/40, Continuously Callable @100 ............................... 3,250 3,277
Series A, 5.00%, 7/1/35, Continuously Callable @100 ......................... 2,850 2,865
Series A, 5.00%, 1/1/50, Continuously Callable @100 ......................... 1,000 990
Guam Power Authority Revenue
Series A, 5.00%, 10/1/31, Continuously Callable @100 ........................ 500 503
Series A, 5.00%, 10/1/40, Continuously Callable @100 ........................ 4,000 4,037
Series A, 5.00%, 10/1/41, Continuously Callable @100 ........................ 1,500 1,523
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/39, Continuously Callable @100 ........................ 750 759
Series A, 5.00%, 10/1/44, Continuously Callable @100 ........................ 1,000 1,007
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 .... 1,500 1,510
Territory of Guam Revenue
Series A, 5.00%, 11/1/27 .............................................. 200 205
Series A, 5.00%, 11/1/28 .............................................. 250 257
Series A, 5.00%, 11/1/29 .............................................. 250 257
Series A, 5.00%, 11/1/30 .............................................. 250 257
Series A, 5.00%, 11/1/35, Continuously Callable @100 ........................ 2,000 2,040
Series A, 5.00%, 12/1/46, Continuously Callable @100 ........................ 1,250 1,188
Series D, 5.00%, 11/15/39, Continuously Callable @100 ....................... 2,000 1,953
Series F, 5.00%, 1/1/31 ............................................... 500 516

Victory Portfolios III
Victory Virginia Bond Fund
7
(Unaudited)
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
August 31, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series F, 4.00%, 1/1/42, Continuously Callable @100 ......................... $ 1,000 $ 863
25,025
Total Municipal Bonds (Cost $576,192)
a
a
a
522,917
Total Investments (Cost $576,192) — 98.1% 522,917
Other assets in excess of liabilities — 1.9% 9,940
NET ASSETS - 100.00% $ 532,857
(a) Currently the issuer is in default with respect to interest and/or principal payments.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of August 31, 2023, the fair value of these securities was
$7,366 (thousands) and amounted to 1.4% of net assets.
(c) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d) This security is classified as Level 3 within the fair value hierarchy and the value is derived based upon the use of inputs such as real property appraisals.
(e) Zero-coupon bond.
(f) Put Bond.
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS
—
Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ
—
Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC
—
Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA
—
Principal and interest payments or, under certain circumstances underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Statement of Assets and Liabilities
August 31, 2023
8
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Virginia
Bond Fund
Assets:
Investments, at value (Cost $576,192) $ 522,917
Cash 2,887
Receivables:
Interest 6,515
Capital shares issued 1,304
From Adviser 11
Prepaid expenses 2
Total Assets 533,636
Liabilities:
Payables:
Distributions 196
Capital shares redeemed 299
Accrued expenses and other payables:
Investment advisory fees 150
Administration fees 67
Custodian fees —(a)
Transfer agent fees 19
Compliance fees —(a)
Trustees' fees —(a)
12b-1 fees 1
Other accrued expenses 47
Total Liabilities 779
Commitments and contingencies (Note 4 )
Net Assets:
Capital 597,569
Total accumulated earnings/(loss) (64,712)
Net Assets $ 532,857
Net Assets
Fund Shares $ 494,424
Institutional Shares 27,022
Class A 11,411
Total $ 532,857
Shares (unlimited number of shares authorized with no par value):
Fund Shares 48,792
Institutional Shares 2,666
Class A 1,127
Total 52,585
Net asset value, offering (except Class A) and redemption price per share:(b)
Fund Shares $ 10.13
Institutional Shares 10.14
Class A 10.13
Maximum Sales Charge — Class A 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 10.36
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended August 31, 2023
9
See notes to financial statements.
Victory Portfolios III
(Amounts in Thousands)
(Unaudited)
Victory Virginia
Bond Fund
Investment Income:
Interest $ 9,844
Total Income 9,844
Expenses:
Investment advisory fees 1,023
Administration fees — Fund Shares 387
Administration fees — Institutional Shares 14
Administration fees — Class A 9
Sub-Administration fees 12
12b-1 fees — Class A 15
Custodian fees — (a)
Transfer agent fees — Fund Shares 73
Transfer agent fees — Institutional Shares 14
Transfer agent fees — Class A 6
Trustees' fees 24
Compliance fees 3
Legal and audit fees 29
State registration and filing fees — (a)
Other expenses 41
Total Expenses 1,650
Expenses waived/reimbursed by Adviser (30)
Net Expenses 1,620
Net Investment Income (Loss) 8,224
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (530)
Net change in unrealized appreciation/depreciation on investment securities (4,406)
Net realized/unrealized gains (losses) on investments (4,936)
Change in net assets resulting from operations $ 3,288
(a)
Rounds to less than $1 thousand.

10
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
See notes to financial statements.
Victory Virginia Bond Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,224 $ 16,435 $ 16,415
Net realized gains (losses) (530) (1,711) (241)
Net change in unrealized appreciation/depreciation (4,406) (41,327) (41,154)
Change in net assets resulting from operations 3,288 (26,603) (24,980)
Distributions to Shareholders:
Fund Shares (8,040) (14,763) (15,740)
Institutional Shares (447) (478) (288)
Class A (177) (343) (375)
Change in net assets resulting from distributions to shareholders (8,664) (15,584) (16,403)
Change in net assets resulting from capital transactions (18,908) (66,986) (36,515)
Change in net assets (24,284) (109,173) (77,898)
Net Assets:
Beginning of period 557,141 666,314 744,212
End of period $ 532,857 $ 557,141 $ 666,314
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

11
(Amounts in Thousands)
Victory Portfolios III
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Virginia Bond Fund
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Capital Transactions:
Fund Shares
Proceeds from shares issued $ 15,412 $ 55,269 $ 43,169
Distributions reinvested 6,889 12,752 13,583
Cost of shares redeemed (39,894) (149,330) (90,975)
Total Fund Shares $ (17,593) $ (81,309) $ (34,223)
Institutional Shares
Proceeds from shares issued $ 2,565 $ 33,768 $ 2,693
Distributions reinvested 394 357 102
Cost of shares redeemed (3,240) (16,794) (3,719)
Total Institutional Shares $ (281) $ 17,331 $ (924)
Class A
Proceeds from shares issued $ 232 $ 1,106 $ 2,422
Distributions reinvested 165 324 356
Cost of shares redeemed (1,431) (4,438) (4,146)
Total Class A $ (1,034) $ (3,008) $ (1,368)
Change in net assets resulting from capital transactions $ (18,908) $ (66,986) $ (36,515)
Share Transactions:
Fund Shares
Issued 1,501 5,328 3,716
Reinvested 667 1,233 1,175
Redeemed (3,868) (14,483) (7,905)
Total Fund Shares (1,700) (7,922) (3,014)
Institutional Shares
Issued 248 3,333 231
Reinvested 38 35 9
Redeemed (315) (1,630) (326)
Total Institutional Shares (29) 1,738 (86)
Class A
Issued 23 106 209
Reinvested 16 31 31
Redeemed (139) (429) (361)
Total Class A (100) (292) (121)
Change in Shares (1,829) (6,476) (3,221)
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.

Victory Portfolios III
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
Victory Virginia Bond Fund
Fund Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.24 $10.94 $11.61 $11.26 $11.30 $11.16
Investment Activities:
Net investment income (loss) 0.16(b) 0.29(b) 0.26(b) 0.27(b) 0.31(b) 0.34
Net realized and unrealized gains (losses) (0.11) (0.72) (0.67) 0.35 (0.04) 0.14
Total from Investment Activities 0.05 (0.43) (0.41) 0.62 0.27 0.48
Distributions to Shareholders from:
Net investment income (0.16) (0.27) (0.26) (0.27) (0.31) (0.34)
Total Distributions (0.16) (0.27) (0.26) (0.27) (0.31) (0.34)
Net Asset Value, End of Period $10.13 $10.24 $10.94 $11.61 $11.26 $11.30
Total Return(c)(d) 0.49% (3.90)% (3.64)% 5.53% 2.39% 4.36%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.58% 0.55% 0.53% 0.50% 0.55% 0.59%
Net Investment Income (Loss)(e) 3.13% 3.01% 2.23% 2.32% 2.70% 3.03%
Gross Expenses(e)(f) 0.59% 0.56% 0.53% 0.50% 0.55% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $494,424 $516,987 $639,231 $713,075 $685,508 $672,191
Portfolio Turnover(c)(i) 3% 14% 8% 28% 24% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Portfolios III
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Virginia Bond Fund
Institutional Shares
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
June 29,
2020(b)
through
March 31,
2021
Net Asset Value, Beginning of Period $10.24 $10.94 $11.61 $11.46
Investment Activities:
Net investment income (loss)(c) —(d) 0.31 0.26 0.20
Net realized and unrealized gains (losses) 0.07(e) (0.73) (0.67) 0.15
Total from Investment Activities 0.07 (0.42) (0.41) 0.35
Distributions to Shareholders from:
Net investment income (0.17) (0.28) (0.26) (0.20)
Total Distributions (0.17) (0.28) (0.26) (0.20)
Net Asset Value, End of Period $10.14 $10.24 $10.94 $11.61
Total Return(f)(g) 0.62% (3.86)% (3.61)% 3.04%
Ratios to Average Net Assets:
Net Expenses(h)(i)(j)(k) 0.52% 0.51% 0.50% 0.49%
Net Investment Income (Loss)(h) 0.00%(l) 3.26% 2.25% 2.26%
Gross Expenses(h)(i) 0.59% 0.57% 0.56% 0.58%
Supplemental Data:
Net Assets at end of period (000's) $27,022 $27,598 $10,469 $12,105
Portfolio Turnover(f)(m) 3% 14% 8% 28%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Amount is less than $0.005 per share.
(e) The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.
(f) Not annualized for periods less than one year.
(g) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(h) Annualized for periods less than one year.
(i) Does not include acquired fund fees and expenses, if any.
(j) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning June 29, 2020, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(k) The amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(l) Amount is less than 0.005%.
(m) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios III
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
14
See notes to financial statements.
Victory Virginia Bond Fund
Class A
Six Months
Ended
August
31, 2023
(Unaudited)
11 Months
Ended
February 28,
2023(a)
Year
Ended
March 31,
2022
Year
Ended
March 31,
2021
Year
Ended
March 31,
2020
Year
Ended
March 31,
2019
Net Asset Value, Beginning of Period $10.23 $10.94 $11.60 $11.25 $11.29 $11.16
Investment Activities:
Net investment income (loss) 0.14(b) 0.26(b) 0.23(b) 0.24(b) 0.28(b) 0.32
Net realized and unrealized gains (losses) (0.09) (0.72) (0.66) 0.35 (0.04) 0.12
Total from Investment Activities 0.05 (0.46) (0.43) 0.59 0.24 0.44
Distributions to Shareholders from:
Net investment income (0.15) (0.25) (0.23) (0.24) (0.28) (0.31)
Total Distributions (0.15) (0.25) (0.23) (0.24) (0.28) (0.31)
Net Asset Value, End of Period $10.13 $10.23 $10.94 $11.60 $11.25 $11.29
Total Return (excludes sales charge)(c)(d) 0.48% (4.20)% (3.78)% 5.26% 2.14% 4.05%
Ratios to Average Net Assets:
Net Expenses(e)(f)(g)(h) 0.81% 0.79% 0.77% 0.76% 0.80% 0.80%
Net Investment Income (Loss)(e) 2.74% 2.77% 1.99% 2.06% 2.46% 2.82%
Gross Expenses(e)(f) 0.88% 0.85% 0.82% 0.81% 0.82% 0.86%
Supplemental Data:
Net Assets at end of period (000's) $11,411 $12,556 $16,614 $19,032 $19,671 $19,439
Portfolio Turnover(c)(i) 3% 14% 8% 28% 24% 9%
(a) Effective February 28, 2023, the Fund’s fiscal year-end changed from March 31 to February 28.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a period beginning July 1, 2019, and in effect through June 30, 2024, instead of coinciding with the Fund's fiscal year end.
(h) From the period beginning July 1, 2019, the amount of any waivers or reimbursements and the amount of any recoupment are calculated without regard to the impact of any performance adjustment to the Fund’s management fee.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
August 31, 2023
Victory Portfolios III
15
(Unaudited)
1. Organization:
Victory Portfolios III (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 45 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the Victory Virginia Bond Fund (the “Fund”). The Fund offers three classes of shares: Fund
Shares, Institutional Shares, and Class A. The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which were approved by the
Board.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
A summary of the valuations as of August 31, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
16
(Unaudited)
As of August 31, 2023, there were no transfers into/out of Level 3.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Interest income is recorded daily on the accrual basis. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of February 28.
For the six months ended August 31, 2023, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Custodian fees.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended August 31, 2023, were as follows (amounts in thousands):
Level 1 Level 2 Level 3 Total
Victory Virginia Bond Fund
Municipal Bonds .............................................. $ — $ 520,888 $ 2,029 $ 522,917
Total ....................................................... $ — $ 520,888 $ 2,029 $ 522,917
Excluding U.S. Government
Securities
Purchases Sales
Victory Virginia Bond Fund .................................................................. $ 16,086 $ 34,063

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
17
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission (“SEC”).
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the first $50 million of the Fund's average daily net assets, 0.40%
of that portion of the Fund's average daily net assets over $50 million but not over $100 million, and 0.30% of that portion of the Fund's average daily net assets over $100 million. Amounts incurred and paid to VCM for the six months ended August 31, 2023, are reflected on the Statement of Operations as Investment advisory fees.
The performance adjustment for each share class is accrued daily and calculated monthly by comparing the respective class’ performance to that of the Lipper Virginia Municipal Debt Funds Index. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the largest funds within the Lipper Virginia Municipal Debt Funds category.
The performance period for each share class consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:
(a) Based on the difference between the average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point.
Each class’ annual performance adjustment rate is multiplied by the average daily net assets of the respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365
(366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance)
the base fee.
Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class has overall negative returns during the performance period.
For the six months ended August 31, 2023, performance adjustments were $108, $3, and $1 for Fund Shares, Institutional Shares, and Class
A, in thousands, respectively. Performance adjustments were 0.04%, 0.02%, and 0.01% for Fund Shares, Institutional Shares, and Class A,
respectively. The performance adjustment rate included in the investment advisory fee may differ from the maximum over/under Annual
Adjustment Rate due to differences in average net assets for the reporting period and rolling 36 month performance periods.
The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019, permitting the use of a “manager-of-
managers” structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund’s assets. For the six months ended
August 31, 2023, the Fund had no subadvisers.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Fund Administration, Servicing and Accounting Agreement, VCM
is paid an administration and servicing fee that is accrued daily and paid monthly at an annualized rate of 0.15%, 0.10%, and 0.15%, which is based on the Fund's average daily net assets of the Fund Shares, Institutional Shares, and Class A, respectively. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Sub-
Administration fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the “Victory
Funds Complex”) in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended August 31, 2023, are reflected on the Statement of Operations as Compliance fees.
Over/Under Performance Relative to Index  Annual Adjustment Rate
 (in basis points)
(a)
 (in basis points)
+/- 20 to 50  +/- 4
+/- 51 to 100  +/- 5
+/- 101 and greater  +/- 6

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
18
(Unaudited)
Transfer Agency Fees:
Victory Capital Transfer Agency, Inc. (“VCTA”), an affiliate of the Adviser, provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent fees for Institutional Shares and Class A are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.10%, respectively, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended August 31,
2023, are reflected on the Statement of Operations as Transfer agent fees.
FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent Agreement between VCTA and FIS Investor Services LLC. VCTA pays FIS Investor Services LLC a fee for providing these services.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A. Amounts incurred and paid to the Distributor for the six months ended August 31, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the six months ended August 31, 2023, the Distributor did not receive any commissions.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended
August 31, 2023, are reflected on the Statement of Operations as Custodian fees.
K&L Gates LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund until at least June 30, 2024. Under the terms of the agreement, the
Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the
Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Performance adjustments, acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits.
As of August 31, 2023, the expense limits (excluding voluntary waivers) were 0.54%, 0.50%, and 0.80% for Fund Shares, Institutional Shares,
and Class A, respectively.
Under the terms of the expense limitation agreement, as amended June 22, 2023, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at August 31, 2023.
As of August 31, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
* Amount expires by March 31, 2024.
** Amount expires by March 31, 2025.
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended August 31, 2023.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, and Distributor.
5. Risks:
The Fund may be subject to other risks in addition to these identified risks.
State-Specific Risk — Because the Fund invests in Virginia tax-exempt securities, the Fund is more susceptible to adverse economic, political, and regulatory changes affecting tax-exempt securities issuers in Virginia, such as changes to state laws and policies, economic issues that affect critical industries, large employers, or weakened real estate prices, and existing debt levels and state budget priorities. In addition, the economic
Expires
2024*
Expires
2025**
Expires
2026
Expires
2027 Total
Victory Virginia Bond Fund ................................... $ 11 $ 17 $ 53 $ 30 $ 111

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
19
(Unaudited)
affects regarding COVID-19 and elevated global inflation may exacerbate some or all of these risks. The Fund’s performance will be affected by the fiscal and economic health of Virginia and its municipalities and their ability to issue and repay debt. The Fund is more vulnerable to unfavorable developments in Virginia than are funds that invest in municipal securities of multiple states.
Debt Securities Risk  — The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Credit Risk — The fixed-income securities in the Fund’s portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-
income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor’s return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk.
Interest Rate Risk  — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates.
To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can increase the security’s sensitivity to interest rate changes.
Decisions by the U.S. Federal Reserve (also known as the “Fed”)  regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed-income securities may vary widely under certain market conditions.
Call Risk — During a period of declining interest rates, many municipal bonds may be “called,” or redeemed, by the issuer before the stated
maturity. An issuer might call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage.
When bonds are called, the Fund is affected in several ways. Most likely, the Fund will reinvest the bond-call proceeds in bonds with lower interest rates. The Fund’s income may drop as a result. The Fund also may realize a taxable capital gain (or loss).
Derivatives Risk — The Fund may invest in futures, options, and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, ETFs, or currency to which it relates; the risk that the use of derivatives may not have the intended effects and may result in losses, underperformance, or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the
Fund’s market exposure, magnify investment risks and losses, and cause losses to be realized more quickly. There is no guarantee that derivative techniques will be employed or that they will work as intended, and their use could lower returns or even result in losses to the Fund. In addition, proposed and current regulations may limit the Fund’s ability to invest in derivatives.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended August 31, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed with a termination date of June 26, 2024, and the annual commitment fee of 0.15% remained unchanged. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund had no borrowings under the Line of Credit agreement during the six months ended August 31, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests

Notes to Financial Statements — continued
August 31, 2023
Victory Portfolios III
20
(Unaudited)
that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended August 31, 2023.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month.  Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended February 28, 2023, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands).
Hey
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
Short-Term
Amount
Long-Term
Amount Total
Victory Virginia Bond Fund .............................................. $ (2,222) $ (9,320) $ (11,542)

Supplemental Information
August 31, 2023
Victory Portfolios III
21
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-235-8396. The information is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Form N-PORT is available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2023, through August 31, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
3/1/23
Actual
Ending
Account
Value
8/31/23
Hypothetical
Ending
Account
Value
8/31/23
Actual
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Hypothetical
Expenses
Paid During
Period
3/1/23 - 8/31/23*
Annualized
Expense Ratio
During Period
3/1/23 - 8/31/23
Victory Virginia Bond Fund
Fund Shares ............................
$ 1,000.00 $ 1,004.90 $ 1,022.22 $ 2.92 $ 2.95 0.58%
Institutional Shares .......................
1,000.00 1,006.20 1,022.52 2.62 2.64 0.52%
Class A ...............................
1,000.00 1,004.80 1,021.06 4.08 4.12 0.81%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 184/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 235-8396
39604-1023

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.
(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1)
Not applicable.
(a)(2)
Not applicable.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b)      Not applicable.

Item 13. Exhibits.

(a)(1)
Not applicable.
(a)(2)
Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(a)(4) Not applicable.
(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Victory Portfolios III

By (Signature and Title)* /s/ Allan Shaer
                                                Allan Shaer, Treasurer and Principal Financial Officer

Date             November 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James K. De Vries
                                                James K. De Vries, President and Principal Executive Officer

Date             November 2, 2023

By (Signature and Title)* /s/ Allan Shaer
                                                Allan Shaer, Treasurer and Principal Financial Officer

Date             November 2, 2023